As filed with the Securities and Exchange Commission on June 5, 2015

1933 Act Registration No. 033-87762

1940 Act Registration No. 811-08918

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 73	☒
and/or
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 74	☒

HC Capital Trust

(Exact Name of Registrant as Specified in Charter)

Five Tower Bridge, 300 Barr Harbor, Suite 500

West Conshohocken, PA 19428-2970

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code:

610-828-7200

Copies of communications to:

Laura Anne Corsell, Esq. McCarter & English LLP BNY Mellon Center 1735 Market Street, Suite 700 Philadelphia, PA 19103	(With Copy To): Michael P. O’Hare, Partner Stradley Ronon Stevens & Young, LLP 2005 Market Street, Suite 2600 Philadelphia, PA 19103-7018

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

☐	Immediately upon filing pursuant to paragraph (b)
☒	On July 1, 2015 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a) (1)
☐	On (date) pursuant to paragraph (a) (1)
☐	75 days after filing pursuant to paragraph (a) (2)
☐	On (date) pursuant to paragraph (a) (2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

HC Capital Trust

Prospectus

The ESG Growth Portfolio

Ticker Symbol

HCSGX

HC Advisors Shares

July 1, 2015

The Securities and Exchange Commission has not approved or disapproved the shares described in this Prospectus or determined whether this Prospectus is accurate or complete.

Any representation to the contrary is a criminal offense.

Mutual Funds are:

NOT FDIC INSURED

May Lose Value	No Bank Guarantee

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A summary of the risks, past performance and fees of the Portfolio	Portfolio Description

An overview of the advisory services, investment techniques that may be used and the risks associated with them	Investment Management Services HC Capital Solutions Specialist Managers Investment Risks and Strategies

About the Trust’s governance and management framework	Management of the Trust

Your guide to an account in HC Capital Trust	Shareholder Information Purchases and Redemptions Shareholder Reports and Inquiries Dividends and Distributions Federal Taxes

Selected Per Share Information	Financial Highlights

Information about those responsible for day-to-day investment decisions for the Portfolio	Specialist Manager Guide

For More Information

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Investment Objective

The ESG Growth Portfolio seeks to maximize total return while emphasizing environmental, social and governance (“ESG”) focused investments.

Fees and Expenses

The fee tables below describe the fees and expenses that you may pay if you buy and hold HC Advisors Shares of the Portfolio.

Shareholder Fees

(fees paid directly from your investment)

Maximum Sales Charges	None
Maximum Redemption Fee	None

Annual Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.18%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses (a)	0.11%
Total Annual Portfolio Operating Expenses	0.54%

(a)	Based on estimated amounts for the current fiscal year.

Example: This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s Total Annual Operating Expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

1 Year	$55
3 Years	$173

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Total Annual Portolio Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio had not yet commenced operations.

Principal Investment Strategies

The Portfolio seeks to achieve its total return objective, which includes a combination of capital appreciation and income, by investing primarily in equity securities while retaining the flexibility to invest in fixed income securities. In addition to equity and fixed income securities, the Portfolio may invest in other instruments, including but not limited to derivatives. The Portfolio is permitted to invest in any equity security, which includes securities issued by other investment companies, including exchange traded funds (“ETFs”) and securities issued by one or more of the other portfolios of HC Capital Trust.

Although it is expected that the Portfolio’s investment focus will normally be primarily on equity securities, in seeking to achieve the Portfolio’s investment objective, the Adviser may invest without limitation in fixed income securities of all types and without regard to duration or investment ratings. Fixed income investments may include U.S. treasuries, corporate debt, including high yield or “junk bonds,” structured notes, asset backed securities and similar synthetic securities, U.S. treasuries and. short-term money market instruments or other cash equivalents.

The Portfolio is permitted to invest in securities issued by companies domiciled anywhere in the world and denominated in any currency, without limitation. The Portfolio may also invest in securities, including privately

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placed and structured securities, for which there may be limited markets/thinly traded issues. Additionally, in seeking to achieve its objective of maximizing total return, the Portfolio is permitted to invest in derivative instruments, including options, futures and options on futures, swaps, structured notes and currency forwards.

Further, under the supervision of the Adviser, environmental, social and governance criteria (“ESG Factors) will be integrated into the Portfolio’s security selection process through the application of non-financial criteria (“ESG Screens”). The ESG Screens used by the Portfolio are determined in part with the use of third party data and ESG rating agencies. The Portfolio seeks to avoid investment in securities issued by companies that have not demonstrated a commitment to environmental, social and governance issues. Additionally, the Portfolio’s ESG Screens may not necessarily be applied to investments in derivatives, certain fixed income investments and other investments where in the Advisor’s opinion ESG Factors are not applicable or it is not possible to implement the criteria.

The Portfolio is classified as a non-diversified fund, which means that the Portfolio is permitted to invest a greater portion of its assets in a limited number of issuers than would be the case if the Portfolio were classified as diversified.

Also integral to the overall structure of the Portfolio is the fact that the Portfolio has adopted a manager of managers structure. This structure affords the Portfolio, under the supervision of HC Capital Solutions, the Portfolio’s primary investment adviser (the “Adviser”), access to two or more investment advisory organizations (“Specialist Managers”). Specialist Managers are selected based upon the Adviser’s assessment of their expertise in one or more of a broad range of investment styles and approaches. The Adviser allocates the Portfolio’s assets among the various Specialist Managers in order access these different styles and approaches in different proportions based on its evaluation of market conditions.

The Specialist Managers may also use a variety of investment styles or processes, including the use of passive and index-related strategies designed to capture specific investment characteristics defined by the Adviser as well as more active investment approaches. Taken together, these strategies will be designed to capture the broad characteristics of the MSCI World Index. The Adviser will vary the allocation of capital among the Specialist Managers as it deems appropriate in seeking to achieve the Portfolio’s investment objective.

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Principal Investment Risks

Investing in the Portfolio involves risks common to any investment in securities. There is no guarantee that the Portfolio will achieve its investment objective and, as is the case with any investment, you may lose money on your investment in the Portfolio. All mutual funds, including the Portfolio, are subject to Management Risk — the risk that the investment strategies employed in the investment selection process may not result in an increase in the value of your investment or in overall performance equal to other investments and Market Risk — the risk that the value of the securities held by a portfolio may decline in response to general market and economic conditions, or conditions that affect specific market sectors or individual companies.

There are also risks associated with the overall structure of the Portfolio. These include:

•	Non-diversification Risk. A non-diversified fund, such as the Portfolio, is permitted to invest a greater portion of its assets in a limited number of issuers than would be the case if it were classified as diversified. As a non-diversified fund, the Portfolio’s performance may be more vulnerable to changes in the market value of a single position and risks associated with a single economic, political or regulatory occurrence than a diversified fund.

•	Multi-Manager Risk. The Portfolio’s multi-manager structure involves the risk that the Specialist Managers serving the Portfolio do not achieve favorable investment results relative to other investments or that the Portfolio’s assets are not effectively allocated among Specialist Managers in a manner that enhances the Portfolio’s total return or reduces the volatility that might be expected of any one management style. Additionally, the multi-manager structure may, under certain circumstances, cause the Portfolio to incur higher trading costs than might occur in a fund served by a single investment adviser.

Additionally, the broad range of securities in which the Portfolio may invest, and the several investment strategies that may be used in seeking to achieve the Portfolio’s objective, involve additional risks. These are summarized below.

•	Equity Risks. Investment in equity securities involves the following risks:

•	Equity Market Risk – The market value of an equity security and the equity markets in general can be volatile.

•	Small/Mid Cap Risk – Small and mid-cap companies may be more vulnerable to adverse business or economic developments. Securities issued by these companies may be less liquid and/or more volatile than securities of larger companies or the overall securities markets. Small and mid-cap companies may be adversely affected during periods when investors prefer to hold securities of large capitalization companies.

•	Investment in Other Investment Companies Risk – To the extent that the Portfolio acquires securities issued by other investment companies, shareholders bear both their proportionate share of expenses in the Portfolio (including management and advisory fees) and, indirectly, the expenses of the acquired investment companies. Securities issued by other investment companies, including ETFs, are also equity securities and, as such, are subject to Market Risk and Management Risk.

•	Exchange-Traded Funds Risk – An investment in securities issued by an ETF may be subject to the following risks: (1) shares of the ETF may trade at a discount to its net asset value; (2) an active trading market for the ETF’s shares may not develop; (3) the exchange on which the ETF is listed may, under certain circumstances, suspend trading of the ETF’s shares; and (4) to the extent that an ETF is acquired in order to track a specific asset or index, the ETF may fail to effectively do so.

•	ESG Investing Risk. The Portfolio seeks to avoid investment in securities issued by companies that have not demonstrated a commitment to environmental, social and governance issues. The Portfolio’s use of ESG Factors in making investment decisions may include the following risks.

•	Risk of Excluding Performing Companies. The Portfolio’s ESG policy may cause it to perform differently than funds that do not have an ESG focus. The Portfolio’s ESG focus may result in the Portfolio foregoing opportunities to buy or sell certain securities when it might otherwise be advantageous to do so.

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•	Information Risk. The ESG Screens used by the Portfolio are determined in part through the use of third party data and ESG rating agencies. Information relating to the environmental, social and governance performance of the companies in which the Portfolio may invest may not be complete, accurate or readily available. This fact may negatively impact the effectiveness of the ESG Screens.

•	Fixed Income Risk. Investments in fixed income securities may involve the following risks, depending on the instrument involved:

•	Call/Prepayment Risk — When interest rates are declining, issuers of fixed income securities held by the Portfolio may prepay principal earlier than scheduled. As a result of this risk, the Portfolio may have to reinvest these prepayments at those lower rates, thus reducing its income.

•	Extension Risk - Fixed income securities held by the Portfolio are subject to the risk that payment on the loans underlying the securities held by the Portfolio will be made more slowly when interest rates are rising. This could cause the market value of the securities to decline.

•	Interest Rate Risk — The value of fixed income securities held in the Portfolio, including U.S. Government securities, may decline with changes in interest rates. Prices of fixed income securities with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities. U.S. Government securities can exhibit price movements resulting from changes in interest rates. During low interest rate environments, the risk that interest rates will rise is increased. Such increases may expose fixed income markets to heightened volatility and reduced liquidity for certain fixed income investments, particularly those with longer maturities. These risks are greater when a low interest rate environment has existed for an extended period of time.

•	Credit Risk – An investment in the Portfolio also involves the risk that the issuer of a fixed income security that the Portfolio holds will fail to make timely payments of interest or principal, or go bankrupt, or that the value of the securities will decline because of a market perception that the issuer may not make payments on time, thus potentially reducing the Portfolio’s return. Changes in economic conditions are likely to cause issuers of these fixed income securities to be unable to meet their obligations. The lower the rating of a debt security, the higher its credit risk. In addition, the securities of many U.S. Government agencies, authorities or instrumentalities in which the Portfolio may invest are neither issued nor guaranteed by the U.S. Government, and may be supported only by the ability of the issuer to borrow from the U.S. Treasury or by the credit of the issuer.

•	High Yield Bond Risk - High yield bonds, commonly referred to as “junk bonds,” are considered speculative under traditional investment standards. Prices of these securities will rise and fall primarily in response to changes in the issuer’s financial health, although changes in market interest rates also will affect prices. High yield bonds may also experience reduced liquidity, and sudden and substantial decreases in price, during certain market conditions.

•	Asset Backed/Mortgage-Backed Securities Risk - The market value and yield of asset-backed and mortgage-backed securities can vary due to market interest rate fluctuations and early prepayments of underlying instruments. Although these securities may offer yields higher than those available from other types of securities, these securities may be less effective than other types of securities as a means of “locking in” attractive long-term rates because of the prepayment feature. During periods of difficult or frozen credit markets, significant changes in interest rates, or deteriorating economic conditions, such securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. Mortgage-backed securities may be particularly susceptible to Prepayment Risk.

•	Foreign Investment Risk. — Investment in foreign securities involves the following risks:

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Foreign Securities Risk – Investments in securities issued by non-U.S. companies and/or non-U.S. governments and their agencies, may be adversely affected by the lack of timely or reliable financial information, political, social and/or economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices. Securities denominated in foreign currencies are subject to the risk that the value of the foreign currency will decline in

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relation to the U.S. dollar and transaction expenses related to foreign securities, including custody fees, are generally more costly than transaction expenses for domestic securities. Additionally, risks associated with foreign investments may be intensified in the case of investments in emerging market countries, whose political, legal and economic systems are less developed and less stable than those of more developed nations.

•	Emerging Markets Risk – Risks associated with foreign investments may be intensified in the case of investments in emerging market countries, whose political, legal and economic systems are less developed and less stable than those of more developed nations. Such investments are often less liquid and/or more volatile than securities issued by companies located in developed nations, such as the United States, Canada and those included in the MSCI EAFE Index. Certain types of securities, including emerging market securities, are subject to the risk that the securities may not be sold at the quoted market price within a reasonable period of time.

•	Foreign Currency Risk – Securities denominated in foreign currencies are subject to the risk that the value of the foreign currency will decline in relation to the U.S. dollar. Currency exchange rates can be volatile and can be affected by, among other factors, the general economics of a country, or the actions of the U.S. or foreign governments or central banks. In addition, transaction expenses related to foreign securities, including custody fees, are generally more costly than transaction expenses for domestic securities.

•	Risks Associated with Investments in Derivatives. The Portfolio is permitted to invest in derivative instruments, including options, futures and options on futures, swaps, structured notes and currency forwards. Investment in these and similar instruments involve the following risks:

•	Derivative Risk – The value of derivative instruments, such as option or futures contracts, may rise or fall more rapidly than other investments and there is a risk that the Portfolio may lose more than the original amount invested in the derivative instrument. Some derivative instruments also involve the risk that other parties to the derivative contract may fail to meet their obligations, which could cause losses to the Portfolio.

•	Swaps Risk. — The use of swaps is a highly specialized activity which involves investment techniques, risk analyses and tax planning different from those associated with ordinary portfolio securities transactions. Swap transactions can result in sizeable realized and unrealized capital gains and losses relative to the gains and losses from the Portfolio’s direct investments in securities and short sales. Transactions in swaps can involve greater risks than if the Portfolio had invested in securities directly since, in addition to general market risks, swaps may be leveraged and are also subject to liquidity risk, counterparty risk, credit risk and valuation risk. Regulators also may impose limits on an entity’s or group of entities’ positions in certain swaps.

•	Counterparty Risk - The Portfolio will be subject to credit risk with respect to derivative contracts entered into by the Portfolio or held by special purpose or structured vehicles in which the Portfolio invests. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Portfolio may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Portfolio may obtain only a limited recovery or may obtain no recovery in such circumstances.

•	Thinly traded Securities. The Portfolio may invest in securities, including privately placed and structured securities, for which there may be limited markets/thinly traded issues. Investment in these securities involve the following risks:

•	Liquidity Risk – At times, certain securities may be difficult or impossible to sell at the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Portfolio management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

•

Valuation Risk - When market quotations are not readily available or are deemed to be unreliable, the Portfolio values its investments at fair value as determined in good faith pursuant to policies and procedures approved by the Board of Trustees. Fair value pricing may require subjective

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determinations about the value of a security or other asset. As a result, there can be no assurance that fair value pricing will result in adjustments to the prices of securities or other assets, or that fair value pricing will reflect actual market value, and it is possible that the fair value determined for a security or other asset will be materially different from quoted or published prices, from the prices used by others for the same security or other asset and/or from the value that actually could be or is realized upon the sale of that security or other asset.

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Performance Bar Chart and Table

Due to the fact that the Portfolio has not yet completed a full calendar year of operations, there is no performance history. Performance will be measured against the MSCI World Index.

Investment Adviser

HC Capital Solutions (the “Adviser”) is the Portfolio’s investment adviser.

Portfolio Managers:

Thomas Cowhey, CFA and Brad Conger, CFA have managed the Portfolio since its inception in July 2015.

Investment Subadvisers

Agincourt Capital Management, LLC (“Agincourt”), Cadence Capital Management, LLC (“Cadence”), Mellon Capital Management Corporation (“Mellon Capital”) and Parametric Portfolio Associates LLC (“Parametric”) are the Specialist Managers for the Portfolio.

Portfolio Managers:

Agincourt: L. Duncan Buoyer, CFA and B. Scott Marshall, CFA have co-managed the portion of the Portfolio allocated to Agincourt since its inception.

Cadence: J. Paul Dokas, CFA and Robert E. Ginsberg, CFA have managed the portion of the Portfolio allocated to Cadence since its inception.

Mellon Capital: Karen Wong, William Cazalet, Ronald Gala and Kristin Crawford have co-managed the portion of the Portfolio allocated to Mellon Capital since its inception.

Parametric: Justin Henne, CFA, Clint Talmo, CFA and Jason Nelson, CFA have managed the portion of the Portfolio allocated to Parametric since its inception.

Purchasing and Selling Your Shares

You may purchase HC Advisors Shares of the Portfolio only if you are a client of any financial intermediary (each an “Intermediary”) that (i) has entered into, and maintains, a client agreement with the Adviser; and (ii) acting in accordance with discretionary authority on behalf of such Intermediary’s fiduciary clients, seeks to invest in one or more of the Trust’s Portfolios. You may redeem your shares in the Portfolio on any regular business day. Redemption requests for all or any portion of your account with the Trust must be in writing and must be signed by the shareholder(s) named on the account or an authorized representative.

The Trust does not impose investment minimums or sales charges of any kind. If you purchase shares of the Trust through a program of services offered by a financial intermediary, you may incur advisory fees or custody expenses in addition to those expenses described in this Prospectus. Investors should contact such intermediary for information concerning what, if any, additional fees may be charged.

Tax Information

The Portfolio intends to make distributions each year. The Portfolio’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

Payment to Broker-Dealers and Other Financial Institutions

If you purchase shares of the Portfolio through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the Portfolio and its distributor may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary to recommend the Portfolio over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

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Investment Management Services

HC Capital Solutions serves as the overall investment adviser to the Trust. The Adviser is responsible for monitoring both the overall performance of the Portfolio, and the individual performance of the Specialist Managers. The Adviser may, from time to time, allocate and reallocate the assets of the Portfolio among the Specialist Managers when it believes that such action would be appropriate to achieve the overall objectives of the Portfolio.

The Adviser is an integral part of the Specialist Manager selection process. In selecting Specialist Managers, the Adviser seeks to identify and retain Specialist Managers who are expected to achieve superior investment records and to provide the Portfolio access to a range of investment styles and strategies, implemented on a day-to-day basis by independent investment advisory organizations expert in them. The Adviser is responsible for monitoring the performance of each of the Specialist Managers individually and in the context of the Portfolio’s overall effort to achieve its investment objectives. The Adviser is also responsible for identifying and overseeing the implementation of each Specialist Manager’s investment assignments and allocating the Portfolio’s assets among the Specialist Managers. The Adviser may also direct that the Portfolio’s assets be invested in securities issued by other investment companies, including exchange traded funds (“ETFs”) and securities issued by one or more of the other portfolios of HC Capital Trust, in order to achieve the Portfolio’s objective.

The Adviser will vary the allocation of capital among the Specialist Manages as it deems appropriate in seeking to achieve the Portfolio’s overall investment objective. The Adviser may increase or decrease the allocation to a Specialist Manager at any time and allocations may vary between zero percent (0%) and one hundred percent (100%) of the Portfolio’s assets managed by a particular Specialist Manager at any given time. The Adviser may also recommend to the Board of Trustees the termination of a particular Specialist Manager or the engagement of new Specialist Managers when, in the Adviser’s judgment, doing so would be of assistance in achieving the Portfolio’s investment objective. The Trust has been granted an order from the SEC permitting the Trust to enter into portfolio management agreements with Specialist Managers upon the approval of the Board of Trustees but without submitting such contracts for the approval of the shareholders of the Portfolio under certain circumstances.

Specialist Managers. Currently, the following investment advisory organizations have been retained to provide day-to-day portfolio management services are provided by the several Specialist Managers identified below. Further information about the Specialist Managers and the individual portfolio managers responsible for day-to-day investment decisions for the Portfolio appears in the “Specialist Manager Guide” included later in this Prospectus.

Cadence Capital Management, LLC and Mellon Capital Management Corporation have been retained to manage the Portfolio’s investment in equity securities. Each of these Specialist Managers will manage Portfolio assets allocated to it using a passive investment strategy designed to capture specific asset classes, industry characteristics and market characteristics within the equity markets and as identified by the Adviser.

Agincourt Capital Management, LLC has been retained to manage the Portfolio’s investments in fixed income securities., Under the direction of the Adviser, Agincourt may invest in fixed income securities including but not limited to, government, corporate credit and asset backed securities, both investment grade and below investment grade, of varying maturities and durations, as well as non-US Dollar denominated bonds of non-US domiciled sovereign and corporate issuers, including issuers in emerging markets. Debt instruments such as structured notes and similar instruments including collateralized loan obligations and collateralized debt obligations may also be acquired.

Parametric Portfolio Associates, LLC will manage Portfolio assets allocated to it from time to time in accordance with a strategy designed, through the use of exchange-traded futures, to maintain exposure to one or more asset classes designated by the Adviser, while seeking to maintain a portion of its allocation in cash and cash equivalents or other highly liquid investments.

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Investment Risks and Strategies

The following is a summary of the types of investments that the Portfolio may make and some of the risks associated with such investments. A more extensive discussion, including a description of the Trust’s policies and procedures with respect to disclosure of the Portfolio’s securities, appears in the Statement of Additional Information.

ESG Investing.

The ESG Screens applied by the Adviser as part of the securities selection process are based, in part on third party data and ESG rating agencies or organizations. Generally, the Portfolio’s ESG Screens take into account criteria such as a company’s corporate policies and practices in the areas such as environment; workplace practices and human rights; corporate governance; community impact; and product safety and integrity.

Companies in which the Portfolio invests may not meet the highest standards with respect to all aspects of environmental, social and governance performance. The Portfolio will, however, seek to invest in companies that adhere to positive standards in these areas. The Portfolio may, at its discretion, vary the ESG Factors on which the Portfolio’s ESG Screens are based, including adding criteria, changing the weightings of various criteria or otherwise modifying the use of the ESG Screens in the investment selection process. Additionally, the Portfolio’s ESG Screens may not necessarily be applied to investments in derivatives, certain fixed income investments and other investments where in the Advisor’s opinion ESG Factors are not applicable or it is not possible to implement the criteria.

About Benchmarks. The benchmark for the Portfolio is the MSCI World Index (the “World Index”). This Index is an unmanaged index that is designed to capture large and mid cap representation across 23 developed market countries. As of December 31, 2014, the Index covered approximately 85% of the free float-adjusted market capitalization in each of the following countries: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States.

The MSCI World ESG Index (the “ESG Index”) is a capitalization weighted index that provides exposure to companies with high environmental, social and governance performance relative to their sector peers. Like the World Index, the ESG Index consists of large and mid cap companies in 23 developed markets countries. The World Index and the ESG Index may be used, among other factors, by the Adviser and the Board of Trustees as one standard against which to assess the performance of the Specialist Mangers and the Portfolio.as a whole.

About Equity Securities. The prices of equity and equity-related securities will fluctuate – sometimes dramatically – over time and the Portfolio could lose a substantial part, or even all, of its investment in a particular issue. The term “equity securities” includes common stock, depositary receipts and preferred stock; “equity-related securities” refers to securities that may be convertible into common stock or preferred stock, or securities that carry the right to purchase common stock or preferred stock. Price fluctuations may reflect changes in the issuing company’s financial condition, overall market conditions or even perceptions in the marketplace about the issuing company or economic trends. Prices of convertible securities may, in addition, also be affected by prevailing interest rates, the credit quality of the issuer and any call provisions.

IPO Holding Risk. IPO holding is the practice of participating in an initial public offering (“IPO”) with the intent of holding the security for investment purposes. Because an IPO is an equity security that is new to the public market, the value of IPOs may fluctuate dramatically. Therefore, IPOs have greater risks than other equity investments. Because of the cyclical nature of the IPO market, from time to time there may be limited or no IPOs in which a Portfolio can participate. Even when the Portfolio requests to participate in an IPO, there is no guarantee that a Portfolio will receive an allotment of shares in an IPO sufficient to satisfy a Portfolio’s desired participation. Due to the volatility of IPOs, these investments can have a significant impact on performance, which may be positive or negative.

IPO Trading Risk. IPO trading is the practice of participating in an IPO and then immediately selling the security in the after-market. Engaging in this strategy could result in active and frequent trading. Use of this strategy could increase the Portfolio’s portfolio turnover and the possibility of realized capital gain. This is not a tax-efficient strategy. From time to time, it may not be possible to pursue an IPO trading strategy effectively because of a limited supply of “hot” IPOs. In addition, this practice may result in losses if a Portfolio purchases a security in an IPO and there is insufficient demand for the security in the after-market of the IPO. Due to the volatility of IPOs, these investments can have a significant impact on performance, which may be positive or negative.

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Small Company Risk. Equity securities of smaller companies may be subject to more abrupt or erratic price movements than larger, more established companies. These securities are often traded in the over-the-counter markets and, if listed on national or regional exchanges, may not be traded in volumes typical for such exchanges. This may make them more difficult to sell at the time and at a price that is desirable. Smaller companies can provide greater growth potential than larger, more mature firms. Investing in the securities of such companies also involves greater risk, portfolio price volatility and cost. Historically, small capitalization stocks have been more volatile in price than companies with larger capitalizations. Among the reasons for this greater price volatility are the lower degree of market liquidity (the securities of companies with small stock market capitalizations may trade less frequently and in limited volume) and the greater sensitivity of small companies to changing economic conditions. For example, these companies are associated with higher investment risk due to the greater business risks of small size and limited product lines, markets, distribution channels and financial and managerial resources.

About Foreign Securities. Equity securities of non-U.S. companies are subject to the same risks as other equity or equity-related securities. Foreign investments also involve additional risks. These risks include the unavailability of financial information or the difficulty of interpreting financial information prepared under foreign accounting standards; less liquidity and more volatility in foreign securities markets; the possibility of expropriation; the imposition of foreign withholding and other taxes; the impact of foreign political, social or diplomatic developments; limitations on the movement of funds or other assets between different countries; including internal or external economic sanctions; difficulties in invoking legal process abroad and enforcing contractual obligations; and the difficulty of assessing economic trends in foreign countries. Transactions in markets overseas are generally more costly than those associated with domestic securities of equal value. Certain foreign governments levy withholding taxes against dividend and interest income. Although a portion of these taxes is recoverable in the form of a U.S. foreign tax credit, the non-recovered portion of foreign withholding taxes will reduce the Portfolio’s performance.

Foreign Currency Risk. The prices of securities denominated in a foreign currency will also be affected by the value of that currency relative to the U.S. dollar. Exchange rate movements can be large and long-lasting and can affect, either favorably or unfavorably, the value of securities held in the Portfolio. Such rate movements may result from actions taken by the U.S. or foreign governments or central banks, or speculation in the currency markets.

Emerging Market Securities. Investing in emerging market securities increases the risks of foreign investing. The risk of political or social upheaval, expropriation and restrictive controls on foreign investors’ ability to repatriate capital is greater in emerging markets. Emerging market securities generally are less liquid and subject to wider price and currency fluctuations than securities issued in more developed countries. In certain countries, there may be few publicly traded securities and the market may be dominated by a few issuers or sectors. Investment funds and structured investments are mechanisms through which U.S. or other investors may invest in certain emerging markets that have laws precluding or limiting direct investments in their securities by foreign investors.

About Fixed Income Securities. Fixed income securities – sometimes referred to as “debt securities” – include bonds, notes (including structured notes), mortgage-backed and asset-backed securities, convertible and preferred securities, inflation-indexed bonds, structured notes, including hybrid or “indexed” securities and event-linked bonds and delayed funding loans, as well as short-term debt instruments, often referred to as money market instruments. Fixed income securities may be issued by U.S. or foreign corporations, banks, governments, government agencies or subdivisions or other entities. A fixed income security may have all types of interest rate payment and reset terms, including fixed rate, adjustable rate, zero coupon, contingent, deferred, payment in-kind and auction rate features. All of these factors – the type of instrument, the issuer and the payment terms – will affect the volatility and the risk of loss associated with a particular fixed income issue. The “maturity” of a fixed income instrument and the “duration” of a portfolio of fixed income instruments also affect investment risk. The maturity of an individual security refers to the period remaining until holders of the instrument are entitled to the return of its principal amount. Longer-term securities tend to experience larger price changes than shorter-term securities because they are more sensitive to changes in interest rates or in the credit ratings of issuers. Duration refers to a combination of criteria, including yield to maturity, credit quality and other factors that measure the exposure of a portfolio of fixed income instruments to changing interest rates. An investment portfolio with a lower average duration generally will experience less price volatility in response to changes in interest rates as compared with a portfolio with a higher average duration.

Interest Rate Risk. Although the term fixed income securities includes a broad range of sometimes very different investments, all fixed income securities are subject to the risk that their value will fluctuate as interest rates in the overall economy rise and fall. The value of fixed income securities will tend to decrease when interest rates are rising and, conversely, will tend to increase when interest rates decline. Thus, in periods of declining interest rates, the yield of a Portfolio that invests in fixed income securities will tend to be higher than prevailing market rates, and in periods of rising interest rates, the yield of a Portfolio will tend to be lower.

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Call/Prepayment Risk and Extension Risk. Prepayments of fixed income securities will also affect their value. When interest rates are falling, the issuers of fixed income securities may repay principal earlier than expected. As a result, a Portfolio may have to reinvest these prepayments at the then prevailing lower rates, thus reducing its income. In the case of mortgage-backed or asset-backed issues – securities backed by pools of loans – payments due on the security may also be received earlier than expected. This may happen when market interest rates are falling and the underlying loans are being prepaid. Conversely, payments may be received more slowly when interest rates are rising, as prepayments on the underlying loans slow. This may affect the value of the mortgage- or asset-backed issue if the market comes to view the interest rate to be too low relative to the term of the investment. Either situation can affect the value of the instrument adversely.

Credit Risk. Credit risk is the risk that an issuer (or in the case of certain securities, the guarantor or counterparty) will be unable to make principal and interest payments when due. The creditworthiness of an issuer may be affected by a number of factors, including the financial condition of the issuer (or guarantor) and, in the case of foreign issuers, the financial condition of the region. Fixed income securities may be rated by one or more nationally recognized statistical rating organizations (“NRSROs”), such as Standard & Poor’s Corporation (“S&P”), Moody’s Investors Service, Inc. and/or Fitch Ratings, Inc. These ratings represent the judgment of the rating organization about the safety of principal and interest payments. They are not guarantees of quality and may be subject to change even after a security has been acquired. Not all fixed income securities are rated, and unrated securities may be acquired by the Portfolio if the relevant Specialist Manager determines that their quality is comparable to rated issues.

Inflation Indexed Securities. Unlike a conventional bond, whose issuer makes regular fixed interest payments and repays the face value of the bond at maturity, an inflation-indexed security (“IIS”) provides principal and interest payments that are adjusted over time to reflect a rise (inflation) or a drop (deflation) in the general price level for goods and services. This adjustment is a key feature, given that inflation has typically occurred. There have, however, been periods of deflation. Importantly, in the event of deflation, the U.S. Treasury has guaranteed that it will repay at least the face value of an IIS issued by the U.S. government. Inflation measurement and adjustment for an IIS have two important features. There is a two-month lag between the time that inflation occurs in the economy and when it is factored into IIS valuations. This is due to the time required to measure and calculate the CPI and for the Treasury to adjust the inflation accrual schedules for an IIS. For example, inflation that occurs in January is calculated and announced during February and affects IIS valuations throughout the month of March. In addition, the inflation index used is the non-seasonally adjusted index. It differs from the CPI that is reported by most news organizations, which is statistically smoothed to overcome highs and lows observed at different points each year. The use of the non-seasonally adjusted index can cause the Portfolio’s income level to fluctuate.

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Inflation-indexed securities are designed to provide a “real rate of return” – a return after adjusting for the impact of inflation. Inflation – a rise in the general price level – erodes the purchasing power of an investor’s portfolio. For example, if an investment provides a “nominal” total return of 5% in a given year and inflation is 2% during that period, the inflation-adjusted, or real, return is 3%. Investors in inflation-indexed bond funds who do not reinvest the portion of the income distribution that comes from inflation adjustments will not maintain the purchasing power of the investment over the long term. This is because interest earned depends on the amount of principal invested, and that principal won’t grow with inflation if the investor does not reinvest the principal adjustment paid out as part of a fund’s income distributions.

Interest rates on conventional bonds have two primary components: a “real” yield and an increment that reflects investor expectations of future inflation. By contrast, interest rates on an IIS are adjusted for inflation and, therefore, aren’t affected meaningfully by inflation expectations. This leaves only real rates to influence the price of an IIS. A rise in real rates will cause the price of an IIS to fall, while a decline in real rates will boost the price of an IIS.

Inflation-indexed bonds issued by non-U.S. governments would be expected to be indexed to the inflation rates prevailing in those countries.

Risk Factors Relating to High Yield or “Junk” Bonds. Fixed income securities that are rated below investment grade are commonly referred to as junk bonds or high yield, high risk securities. These securities offer a higher yield than other, higher rated securities, but they carry a greater degree of risk of default or downgrade, are more volatile than investment grade securities, and are considered speculative by the major credit rating agencies. Such securities may be issued by companies that are restructuring, are smaller and less creditworthy or are more highly indebted than other companies. They may be less liquid than higher quality investments and may not be able to pay interest or ultimately to repay principal upon maturity. Discontinuation of these payments could substantially adversely affect the market value of the security. Changes in the value of these securities are influenced more by changes in the financial and business position of the issuing company than by changes in interest rates when compared to investment grade securities and involve greater risk of default or price declines than investment grade securities due to actual or perceived changes in an issuer’s creditworthiness. The Portfolios will not generally purchase “distressed” securities.

When-issued Securities. Fixed income securities may be purchased for future delivery but at a predetermined price. The market value of securities purchased on a “when-issued” basis may change before delivery; this could result in a gain or loss to the purchasing Portfolio.

Mortgage-Backed and Asset-Backed Securities. Mortgage-backed and asset-backed securities represent securities backed by loans secured by real property, personal property, or a pool of unsecured lines of credit. Mortgage-backed and asset-backed securities are sponsored by entities such as government agencies, banks, financial companies and commercial or industrial companies. They represent interests in pools of mortgages or other cash-flow producing assets such as automobile loans, credit card receivables and other financial assets. In effect, these securities “pass through” the monthly payments that individual borrowers make on their mortgages or other debt-obligations net of any fees paid to the issuers. Examples of these include guaranteed mortgage pass-through certificates, collateralized mortgage obligations (“CMOs”) and real estate mortgage investment conduits (“REMICs”). Because of their derivative structure – the fact that their value is derived from the value of the underlying assets – these securities are particularly sensitive to prepayment and extension risks noted above which can lead to significant fluctuations in the value of mortgage-backed securities. Small changes in interest or prepayment rates may cause large and sudden price movements. These securities can also become illiquid and hard to value in declining markets. Mortgage-backed and asset-backed securities involve prepayment risk because the underlying assets (loans) may be prepaid at any time. The value of these securities may also change because of actual or perceived changes in the creditworthiness of the originator, the servicing agent, the financial institution providing the credit support, the counterparty and/or the sponsoring entity. The risks of mortgage-backed securities also include (1) the credit risk associated with the performance of the underlying mortgage properties and of the borrowers owning such properties; (2) adverse economic conditions and circumstances, which are more likely to have an adverse impact on mortgage-backed securities secured by loans on certain types of commercial properties than on those secured by loans on residential properties; and (3) loss of all or part of the premium, if any, paid. Like other fixed income securities, when interest rates rise, the value of an asset-backed security generally will decline. However, when interest rates decline, the value of an asset-backed security with prepayment features may not increase as much as that of other fixed income securities. Instability in the markets for fixed income securities, particularly non-agency mortgage-backed securities, may affect the liquidity and valuation of such securities. As a result, under such circumstances, certain segments of the non-agency market may experience significantly diminished liquidity.

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Stripped mortgage securities are derivative multi-class mortgage securities. Stripped mortgage securities may be issued by agencies or instrumentalities of the U.S. Government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing. Stripped mortgage securities have greater volatility than other types of mortgage securities. Although stripped mortgage securities are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, the market for such securities has not yet been fully developed. Accordingly, stripped mortgage securities are generally illiquid. Stripped mortgage securities are structured with two or more classes of securities that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of stripped mortgage security will have at least one class receiving only a small portion of the interest and a larger portion of the principal from the mortgage assets, while the other class will receive primarily interest and only a small portion of the principal. In the most extreme case, one class will receive all of the interest (“IO” or “interest-only” class), while the other class will receive all of the principal (“PO” or “principal-only” class). The yield to maturity on IOs, POs and other mortgage-backed securities that are purchased at a substantial premium or discount generally are extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on such securities’ yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Portfolio may fail to fully recoup its initial investment in these securities even if the securities have received the highest rating by an NRSRO.

In addition, non-mortgage asset-backed securities involve certain risks not presented by mortgage-backed securities. Primarily, these securities do not have the benefit of the same security interest in the underlying collateral. Credit card receivables are generally unsecured, and the debtors are entitled to the protection of a number of state and Federal consumer credit laws. Automobile receivables are subject to the risk that the trustee for the holders of the automobile receivables may not have an effective security interest in all of the obligations backing the receivables.

Mortgage Dollar Rolls. Mortgage dollar rolls are arrangements in which a Portfolio would sell mortgage-backed securities for delivery in the current month and simultaneously contract to purchase substantially similar securities on a specified future date.

While a Portfolio would forego principal and interest paid on the mortgage-backed securities during the roll period, the Portfolio would be compensated by the difference between the current sales price and the lower price for the future purchase as well as by any interest earned on the proceeds of the initial sale. A Portfolio also could be compensated through the receipt of fee income equivalent to a lower forward price. At the time a Portfolio would enter into a mortgage dollar roll, it would set aside permissible liquid assets in a segregated account to secure its obligation for the forward commitment to buy mortgage-backed securities. Mortgage dollar roll transactions may be considered a borrowing by the Portfolios.

Floating Rate Loans and Loan Participations. The Portfolio may invest in floating rate loans and loan participations. These instruments – which include first and second lien senior floating rate loans and other floating rate debt securities – generally consist of loans made by banks and other large financial institutions to various companies and are typically senior in the borrowing companies’ capital structure. Coupon rates on these loans are most often floating, not fixed, and are tied to a benchmark lending rate (such as the London Interbank Offered Rate or “LIBOR”). Because the interest rate of floating rate loans adjusts periodically, interest rate risk is lower on floating rate loans than on fixed rate loans. Additionally, to the extent that the Portfolio invests in senior loans to non-U.S. borrowers, the Portfolio may be subject to the risks associated with any foreign investments (summarized above). The Portfolio may also acquire junior debt securities or securities with a lien on collateral lower than a senior claim on collateral. The risks associated with floating rate loans are similar to the risks of below investment grade securities although these risks are reduced when the floating rate loans are senior and secured as opposed to many high yield securities that are junior and unsecured. In addition, the value of the collateral securing the loan may decline, causing a loan to be substantially unsecured; although one lending institution will often be required to monitor the collateral. Difficulty in selling a floating rate loan may result in a loss. Borrowers may pay back principal before the scheduled due date when interest rates decline, which may require the Portfolio to replace a particular loan with a lower-yielding security. Floating rate securities are often subject to restrictions on resale which can result in reduced liquidity. There may be less extensive public information available with respect to loans than for rated, registered or exchange listed securities. The Portfolio may also invest in loan participations, by which the Portfolio has the right to receive payments of principal, interest and fees from an intermediary (typically a bank, financial institution or lending syndicate) that has a direct contractual relationship with a borrower. Absent a direct contractual relationship with the borrower, the Portfolio generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower, and a Portfolio may not benefit directly from any collateral supporting the underlying loan. As a result, the Portfolio may be exposed to the credit risk of both the borrower and the intermediary offering the participation. Additionally,

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investment in loan participation interests may result in increased exposure to financial services sector risk. The Portfolio may have difficulty disposing of loan participations as the market for such instruments is not highly liquid and may have limited or no right to vote on changes that may be made to the underlying loan agreement. The Portfolio may also purchase loan assignments from an agent bank or other member of a lending syndicate. Such investments may involve risks in addition to those noted above, for example, if a loan is foreclosed, the Portfolio could become part owner of any collateral and would bear the costs and liability associated with such ownership.

Inverse Floating Rate Municipal Obligations. Inverse floating rate municipal obligations are typically created through a division of a fixed rate municipal obligation into two separate instruments, a short-term obligation and a long-term obligation. The interest rate on the short-term obligation is set at periodic auctions. The interest rate on the long-term obligation is the rate the issuer would have paid on the fixed income obligation: (i) plus the difference between such fixed rate and the rate on the short-term obligation, if the short-term rate is lower than the fixed rate; or (ii) minus such difference if the interest rate on the short-term obligation is higher than the fixed rate. Inverse floating rate municipal obligations offer the potential for higher income than is available from fixed rate obligations of comparable maturity and credit rating. They also carry greater risks. In particular, the prices of inverse floating rate municipal obligations are more volatile, i.e., they increase and decrease in response to changes in interest rates to a greater extent than comparable fixed rate obligations.

Securities Purchased At Discount. Securities purchased at a discount, such as step-up bonds, could require the Portfolio to accrue and distribute income not yet received. If it invests in these securities, the Portfolio could be required to sell securities in its portfolio that it otherwise might have continued to hold in order to generate sufficient cash to make these distributions. Among the types of these securities in which the Portfolio may invest are zero coupon securities, which are debt securities that pay no cash income but are sold at substantial discounts from their value at maturity. Zero coupon securities tend to be subject to greater price fluctuations in response to changes in interest rates than are ordinary interest-paying debt securities with similar maturities.

About Cash Management Practices. The Portfolio may invest any portion of its assets in short-term money market instruments, or other cash equivalents, including money market funds, when the Adviser deems it appropriate to achieve the Portfolio’s investment objectives. Additionally, the Portfolio may invest in such instruments when the Portfolio’s assets are reallocated among Specialist Managers, during Specialist Manager transition periods and pending investment in appropriate longer term investments.

The Portfolio’s performance may be adversely affected to the extent that a significant portion of its assets are invested in short-term money market instruments during periods when the securities markets are increasing in value.

About Derivative Strategies. The Portfolio may, but is not obligated to, use certain strategies that involve the use of options on securities and securities indexes and options on stock index and interest rate futures contracts as well as swaps and structured notes in order to achieve its investment objectives. The Portfolio may also use forward foreign currency contracts in connection with the purchase and sale of securities denominated in foreign currencies and may use forward foreign currency contracts, foreign currency options and foreign currency futures to hedge against fluctuations in the relative value of the currencies in which securities held by the Portfolio are denominated. In anticipation of future purchases, each Specialist Manager may use Derivative Strategies to gain market exposure pending direct investment in securities.

Further information relating to the use of Derivative Strategies, as well as the limitations and risks associated with their use, appears in the Statement of Additional Information.

However, there are certain overall considerations to be aware of in connection with the use of Derivative Strategies in the Portfolio. The ability to predict the direction of the securities or currency markets and interest rates involves skills different from those used in selecting securities. Although the use of various Derivative Instruments is sometimes intended to enable the Portfolio to hedge against certain investment risks, there can be no guarantee that this objective will be achieved. For example, in the event that an anticipated change in the price of the securities (or currencies) that are the subject of the Derivative Strategy does not occur, it may be that the Portfolio would have been in a better position had it not used such a strategy at all. Moreover, even if the Specialist Manager correctly predicts interest rate or market price movements, a hedge could be unsuccessful if changes in the value of the option or futures position do not correspond to changes in the value of investments that the position was designed to hedge. Suitable hedging transactions may not be available in all circumstances.

To the extent that Derivative Strategies are used, they can disproportionately increase losses and reduce opportunities for gain when security prices, indices, currency rates or interest rates are changing in unexpected ways. The Portfolio may suffer losses disproportionate to the amount of its investments in these securities. Liquid markets do not always exist for certain Derivative Instruments and lack of a liquid market for any reason may prevent the

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Portfolio from liquidating an unfavorable position and/or make valuation of the instrument difficult to determine. In the case of an option, the option could expire before it can be sold, with the resulting loss of the premium paid by the Portfolio for the option. In the case of a futures contract, the Portfolio would remain obligated to meet margin requirements until the position is closed. In addition, options that are traded over-the-counter differ from exchange traded options in that they are two-party contracts with price and other terms negotiated between the parties. For this reason, the liquidity of these instruments may depend on the willingness of the counterparty to enter into a closing transaction. In the case of currency-related instruments, such as foreign currency options, options on foreign currency futures, and forward foreign currency contracts, it is generally not possible to structure transactions to match the precise value of the securities involved since the future value of the securities will change during the period that the arrangement is outstanding. As a result, such transactions may preclude or reduce the opportunity for gain if the value of the hedged currency changes relative to the U.S. dollar. Like over-the-counter options, such instruments are essentially contracts between the parties and the liquidity of these instruments may depend on the willingness of the counterparty to enter into a closing transaction.

About Other Permitted Instruments.

Borrowing and Lending. The Portfolio may borrow money from a bank for temporary emergency purposes and may enter into reverse repurchase agreements. A reverse repurchase agreement, which is considered a borrowing for purposes of the Investment Company Act, involves the sale of a security by the Trust and its agreement to repurchase the instrument at a specified time and price. Accordingly, the Trust will maintain a segregated account consisting of cash, U.S. government securities or high-grade, liquid obligations, maturing not later than the expiration of a reverse repurchase agreement, to cover its obligations under the agreement. Borrowings outstanding at any time will be limited to no more than one-third of the Portfolio’s total assets. To avoid potential leveraging effects of the Portfolio’s borrowings, however, additional investments will not be made while aggregate borrowings, including reverse repurchase agreements, are 5% or more of the Portfolio’s total assets. The Portfolio may lend portfolio securities to brokers, dealers and financial institutions provided that cash, or equivalent collateral, equal to at least 100% of the market value (plus accrued interest) of the securities loaned is maintained by the borrower with the lending Portfolio. During the time securities are on loan, the borrower will pay to the Portfolio any income that may accrue on the securities. The Portfolio may invest the cash collateral and earn additional income or may receive an agreed upon fee from the borrower who has delivered equivalent collateral. The Portfolio will not enter into any securities lending transaction if, at the time the loan is made, the value of all loaned securities, together with any other borrowings, equals more than one-third of the value of that Portfolio’s total assets.

Liquidity Risk. Liquidity risk is the risk that certain securities may be difficult or impossible to sell at the price that would normally prevail in the market at the time at which the Portfolio desires to sell. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Portfolio management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

Market Risk. Market risk is the risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industrial sector of the economy or the market as a whole. Finally, key information about a security or market may be inaccurate or unavailable. This is particularly relevant to investments in foreign securities.

Investments in Other Investment Companies.

The Portfolio may also acquire securities issued by other investment companies, including other portfolios of HC Capital Trust. The Portfolio may also invest in ETFs. Both mutual fund and ETF investments may offer an efficient means to achieve diversify the Portfolio’s exposure to the asset class, market sector or investment index in which the mutual fund or ETF invests. Because ETFs and mutual funds incur their own fees and expenses, the Portfolio will, indirectly bear these costs. Unlike mutual fund shares, which are valued once daily, shares in an ETF may be purchased or sold on a listed securities exchange throughout the trading day at market prices that are generally close to net asset value. The Portfolio will, however, incur brokerage commissions and related charges in connection with the purchase and sale of ETF shares.

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Disclosure of Portfolio Holdings

A complete list of the Portfolio’s holdings is publicly available on a quarterly basis through filings made with the Securities and Exchange Commission (“SEC”) on Forms N-CSR and N-Q. A description of the Portfolio’s policies and procedures with respect to disclosure of the Portfolio’s securities is provided in the Trust’s Statement of Additional Information (“SAI”).

Management of the Trust

The Board of Trustees is responsible for overseeing the business and affairs of the Trust. Day-to-day operations of the Trust are the responsibility of the Trust’s officers and various service organizations retained by the Trust. Officers and/or employees of the Adviser serve as the executive officers of the Trust and/or as members of the Board of Trustees.

HC Capital Solutions. For its services to the Portfolio, which include oversight of the services provided to the Portfolio by the various Specialist Managers, as well as the Trust administrator, custodian, transfer agent and other service providers, the Adviser is entitled to receive an annual fee of 0.05% of the Portfolio’s average net assets. The principal offices of the Adviser are located at Five Tower Bridge, 300 Barr Harbor Drive, Suite 500, West Conshohocken, PA 19428-2970. A registered investment adviser under the Investment Advisers Act of 1940, as amended, since 1988, the Adviser had, as of March 31, 2015, approximately $25.2 billion in assets under management. HC Capital Solutions is a division of Hirtle, Callaghan & Co. LLC, and wholly owned by Hirtle Callaghan Holdings, Inc., which is controlled by one of its founders, Jonathan J. Hirtle. Mr. Thomas Cowhey, CFA and Mr. Brad Conger, CFA act as portfolio managers for the Portfolio. Mr. Cowhey is the Chief Investment Strategist for the Advisor and has been with the Advisor since 2000. Mr. Conger is a Vice President at the Adviser and has been with the Adviser since December 2010. Prior to joining the Adviser, Mr. Conger spent over four years as a Director and Senior Analyst at Clearbridge Advisors.

Discussions regarding the Board of Trustees’ basis for approving the investment advisory arrangements for the Portfolio, including the investment advisory agreements with the Adviser and the Specialist Managers will appear in the Trust’s Annual Report to Shareholders dated June 30, 2015.

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Shareholder Information

Purchases and Redemptions.

Purchasing Shares of the Portfolio. Shares of the Portfolio are sold at their net asset value per share (“NAV”) next calculated after your purchase order is accepted by the Trust. Please refer to further information under the heading “Acceptance of Purchase Orders; Anti-Money Laundering Policy.”

Calculating NAV. The Portfolio’s NAV is determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally at 4:00 p.m. Eastern time, on days the NYSE is open. The NAV is calculated by adding the total value of the Portfolio’s investments and other assets attributable to HC Advisors Shares, subtracting its liabilities attributable to HC Advisors Shares and then dividing that figure by the number of outstanding HC Advisors Shares of the Portfolio:

NAV =	total assets – liabilities
number of shares outstanding

The value of the Portfolio’s investments is generally determined by current market quotations. When reliable market quotations are not readily available for any security, the fair value of that security will be determined by a committee established by the Trust’s Board of Trustees in accordance with procedures adopted by the Board of Trustees. The fair valuation process is designed to value the subject security at the price the Portfolio would reasonably expect to receive upon its current sale. Fair value pricing may be employed, for example, if the value of a security held by the Portfolio has been materially affected by an event that occurs after the close of the market in which the security is traded, in the event of a trading halt in a security for which market quotations are normally available or with respect to securities that are deemed illiquid. When this fair value pricing method is employed, the prices of securities used in the daily computation of the Portfolio’s NAV per share may differ from quoted or published prices for the same securities. Additionally, security valuations determined in accordance with the fair value pricing method may not fluctuate on a daily basis, as would likely occur in the case of securities for which market quotations are readily available. Consequently, changes in the fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued based on market quotations.

Service Fees. The Trust has adopted a plan under Rule 12b-1 (“12b-1 Plan”) that allows HC Advisors Shares of the Portfolio to pay service fees related to services provided to shareholders. Because these fees are paid out of the Portfolio’s assets on an on-going basis, over time, these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. The maximum such fee is 0.25% of the average daily net assets of HC Advisors Shares and the maximum fee has been included in the calculation for Total Annual Portfolio Operating Expenses for the Portfolio, although there is no current intention to assess this fee.

Acceptance of Purchase Orders; Anti-Money Laundering Policy. Payment for purchases of Trust shares may be made by wire transfer or by check drawn on a U.S. bank. Generally, purchases must be made in U.S. dollars. Third-party checks, cash, credit cards, credit card convenience checks, traveler’s checks, money orders and checks payable in foreign currency are not accepted. The Trust reserves the right to reject any purchase order. Purchase orders may be received by the Trust’s transfer agent on any regular business day.

If accepted by the Trust, shares of the Portfolio may be purchased in exchange for securities that are eligible for acquisition by the Portfolio. Securities accepted by the Trust for exchange and Portfolio shares to be issued in the exchange will be valued as set forth under “Calculating NAV” at the time of the next determination of net asset value after such acceptance. All dividends, interest, subscription, or other rights pertaining to such securities shall become the property of the Portfolio whose shares are being acquired and must be delivered to the Trust by the investor upon receipt from the issuer. The Trust will not accept securities in exchange for shares of the Portfolio unless such securities are, at the time of the exchange, eligible to be included or otherwise represented in the Portfolio and current market quotations are readily available for such securities. The Trust will accept such securities for investment and not for resale. A gain or loss for Federal income tax purposes will generally be realized by investors who are subject to federal taxation upon the exchange depending upon the cost of the securities exchanged. Investors interested in such exchanges should contact the Trust. Purchases of shares will be made in full and fractional shares calculated to three decimal places.

Multiple Class Portfolio. The Trust offers two classes of shares: HC Advisors Shares and HC Strategic Shares. This Prospectus provides information for the HC Advisors Shares. HC Advisor Shares are available for purchase by an Intermediary that (i) has entered into, and maintains, a client agreement with the Adviser; and (ii) acting in accordance with discretionary authority on behalf of such Intermediary’s fiduciary clients, seeks to invest in the Portfolio. HC Advisors Shares have service fees not applicable to the HC Strategic Shares.

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Customer Identification Information

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations. Accordingly, when you open an account, you will be asked for information that will allow the Trust to verify your identity, in the case of individual investors or, in the case of institutions or other entities, to verify the name, principal place of business, taxpayer identification number and similar information. The Trust may also ask you to provide other documentation or identifying information and/or documentation for personnel authorized to act on your behalf.

Identity Verification Procedures – Because the absence of face-to-face contact with customers limits the Trust’s ability to reasonably validate the authenticity of documents received from an applicant, the Trust will never rely solely upon documentary methods to verify a customer’s identity. However, documentary evidence of a customer’s identity shall be obtained in an effort to complement the non-documentary customer identification verification process whenever necessary.

Customer Information – The following information is required prior to opening an account:

a.	Name;

b.	Date of birth, for an individual;

c.	Address, which shall be:

1) For an individual, a residential or business street address;

2) For an individual who does not have a residential or business street address, an Army Post Office (APO) or Fleet Post Office (FPO) box number, or the residential or business street address of next of kin or of another contact individual; or

3) For a person other than an individual (such as a corporation, partnership, or trust), a principal place of business, local office or other physical location; and

d.	Identification Number, which shall be:

1) For a U.S. person, a taxpayer identification number; or

2) For a non-U.S. person, one or more of the following: a taxpayer identification number, passport number and country of issuance; alien identification card number; or number and country of issuance of any other government issued document evidencing nationality or residence and bearing a photograph or similar safeguard.

Customer Verification. As discussed above, the Trust also uses non-documentary methods to verify a customer’s identity, although an initial, documentary (good order) review of the Account Application and purchase instrument will also be conducted for consistency, completeness, signs of alteration or other abnormalities or deficiencies. The Trust will complete its procedures to attempt to verify the customer’s identity within five business days of opening an account. The Trust will identify customers primarily by independently verifying the customer’s identity through the comparison of information provided by the customer with information obtained from a consumer reporting agency, public database or other source.

If a customer’s identity cannot be reasonably ensured through the above verification procedures, the Trust will not open the account and the original purchase instrument will normally be returned to the customer. In the event an account was opened for a customer during the verification process, it will be closed and the proceeds will normally be returned to the customer. However, if there is evidence of fraud or other wrong doing, the customer’s account will be frozen and no proceeds or purchase instruments will be returned until the matter is resolved.

Redeeming Your Shares. You may redeem your shares in the Portfolio on any regular business day. Shares will be redeemed at the NAV next computed after receipt of your redemption order by the Trust. You will receive redemption proceeds within 7 days after receipt of your redemption order by the Trust. Redemption requests may only be postponed or suspended for longer than seven days as permitted under Section 22(e) of the Investment Company Act of 1940 (the “Investment Company Act”) if (i) the NYSE is closed for trading or trading is restricted;

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(ii) an emergency exists which makes the disposal of securities owned by the Fund or the fair determination of the value of the Fund’s net assets not reasonably practicable; or (iii) the SEC, by order or regulation, permits the suspension of the right of redemption. Redemption proceeds may be wired to an account that you have predesignated and which is on record with the Trust. Shares purchased by check will not be redeemed until that payment has cleared — normally, within 15 days of receipt of the check by the Trust. Redemption requests for all or any portion of your account with the Trust must be in writing and must be signed by the shareholder(s) named on the account or an authorized representative. If you wish to redeem shares of any Portfolio valued at $25,000 or more, each signature must be guaranteed.

Other Information about Purchases and Redemptions. Distributions are made on a per share basis regardless of how long you have owned your shares. Therefore, if you invest shortly before the distribution date, some of your investment will be returned to you in the form of a distribution. Capital gains, if any, are distributed at least annually.

The values of securities that are primarily listed on foreign exchanges may change on days when the NYSE is closed and the NAV of the Portfolio is not calculated. You will not be able to purchase or redeem your shares on days when the NYSE is closed.

The Trust may permit investors to purchase shares of the Portfolio by exchanging securities for shares of the Portfolio. This is known as an “in kind” purchase. Shares acquired in an in-kind transaction will not be redeemed until the transfer of securities to the Trust has settled – usually within 15 days following the in-kind purchase. The Trust will not accept securities in exchange for shares of the Portfolio unless: (1) such securities are eligible to be included, or otherwise represented, in the Portfolio’s investment portfolio at the time of exchange and current market quotations are readily available for such securities; (2) the investor represents and agrees that all securities offered to be exchanged are not subject to any restrictions upon their sale by the Portfolio under the Securities Act of 1933 or under the laws of the country in which the principal market for such securities exists, or otherwise; and (3) at the discretion of the Portfolio, the value of any such security (except U.S. Government securities) being exchanged, together with other securities of the same issuer owned by the Portfolio, will not exceed 5% of the net assets of the Portfolio immediately after the transaction. The Trust may also redeem shares in kind. This means that all or a portion of the redemption amount would be paid by distributing on a pro rata basis to the redeeming shareholder securities held in the Portfolio’s investment portfolio. Investors will incur brokerage charges on the sale of these portfolio securities. In-kind purchases and sales will be permitted solely at the discretion of the Trust.

The Trust does not impose investment minimums or sales charges of any kind. If your account falls below $5,000, the Trust may ask you to increase your balance. If it is still below $5,000 after 30 days, the Trust may close your account and send you the proceeds at the current NAV. Shareholders will receive notice before any account is closed for this reason. In addition, if you purchase shares of the Trust through a program of services offered by a financial intermediary, you may incur advisory fees or custody expenses in addition to those expenses described in this Prospectus. Investors should contact such intermediary for information concerning what, if any, additional fees may be charged.

Frequent purchases and redemptions of shares of a mutual fund (including activities of “market timers”) can result in the dilution in the value of Trust shares held by long-term shareholders, interference with the efficient management of a fund’s investment portfolio, and increased brokerage and administrative costs. The Board of Trustees has considered the extent to which the Portfolio may be vulnerable to such risks. While the Board of Trustees will continue to monitor the situation and may elect to adopt specific procedures designed to discourage frequent purchases and redemptions, the Board of Trustees, has determined that it is not necessary to do so at this time. This conclusion is based on the fact that investments in the Trust may be made only by investment advisory clients of the Adviser or financial intermediaries such as investment advisers, acting in a fiduciary capacity with investment discretion, that have established relationships with the Adviser and the absence of abuses in this area at any time since the commencement of the Trust’s operations.

Shareholder Reports and Inquiries. Shareholders will receive semi-annual reports containing unaudited financial statements as well as annual reports containing financial statements which have been audited by the Trust’s independent registered public accounting firm. Each shareholder will be notified annually as to the Federal tax status of distributions made by the Portfolio in which such shareholder is invested. Shareholders may contact the Trust by calling the telephone number, or by writing to the Trust at the address shown, on the back cover of this Prospectus.

Dividends and Distributions. Any income the Portfolio receives is paid out, less expenses, in the form of dividends to its shareholders. Income dividends, if any, on the Portfolio are paid on a semi-annual basis. Capital gains for the Portfolio, if any, are distributed at least annually.

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Federal Taxes. The following is a summary of certain U.S. tax considerations relevant under current law, which may be subject to change in the future. Except where otherwise indicated, the discussion relates to investors who are individual U.S. citizens or residents. You should consult your tax adviser for further information regarding federal, state, local and foreign tax consequences relevant to your specific situation.

Portfolio Distributions. Each Portfolio contemplates distributing as dividends each year all or substantially all of its taxable income, including its net capital gain (the excess of net long-term capital gain over net short-term capital loss). Except as discussed below, you will be subject to Federal income tax on Portfolio distributions regardless whether they are paid in cash or reinvested in additional shares. Portfolio distributions attributable to short-term capital gains and net investment income will generally be taxable to you as ordinary income, which may be taxed for Federal income tax purposes at a rate as high as 39.6%, except as discussed below.

Distributions attributable to the net capital gain of a Portfolio will be taxable to you as long-term capital gain, regardless of how long you have held your shares. The maximum long-term capital gain rate applicable to individuals, estates and trusts is currently 20%.

Distributions of certain “qualifying dividends” will also generally be taxable to non-corporate shareholders at a maximum rate of twenty percent (20%) (15% if the individual’s income is below a certain level), as long as certain requirements are met. In general, distributions paid by a Portfolio to individual shareholders will be qualifying dividends only to the extent they are derived from qualifying dividends earned by that Portfolio. To the extent that The Real Estate Securities Portfolio invests a significant portion of its assets in REITs (which is anticipated to be the case), distributions attributable to operating income of those REITs will generally not constitute “qualifying dividends.” Accordingly, investors in The Real Estate Securities Portfolio should anticipate that a significant portion of the dividends to them each year will be taxable at the higher rates generally applicable to ordinary income

Distributions from each Portfolio will generally be taxable to you in the taxable year in which they are paid, with one exception. Distributions declared by a Portfolio in October, November or December and paid in January of the following year are taxed as though they were paid on December 31.

You will be notified annually of the tax status of distributions to you.

For taxable years beginning after December 31, 2012, an additional 3.8% Medicare tax will be imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a Portfolio and net gains from redemptions or other taxable dispositions of Portfolio shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds certain threshold amounts.

You should note that if you purchase shares just before a distribution, the purchase price will reflect the amount of the upcoming distribution, but you will be taxed on the entire amount of the distribution received, even though, as an economic matter, the distribution simply constitutes a return of capital. This adverse tax result is known as “buying into a dividend.”

Sales or Exchanges. You will generally recognize taxable gain or loss for Federal income tax purposes on a sale, exchange or redemption of your shares in any Portfolio, including an exchange for shares of another Portfolio, based on the difference between your tax basis in the shares and the amount you receive for them. Generally, you will recognize long-term capital gain or loss if you have held your Portfolio shares for over twelve months at the time you dispose of them. (To aid in computing your tax basis, you generally should retain your account statements for the periods during which you held shares.)

Any loss realized on shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain dividends that were received on the shares. Additionally, any loss realized on a sale or redemption of shares of a Portfolio may be disallowed under “wash sale” rules to the extent the shares disposed of are replaced with other shares of the same Portfolio within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of, such as pursuant to a dividend reinvestment in shares of a Portfolio. If disallowed, the loss will be reflected in an adjustment to the basis of the shares acquired.

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IRAs and Other Tax-Qualified Plans. One major exception to the foregoing tax principles is that distributions on, and sales, exchanges and redemptions of, shares held in an IRA (or other tax-qualified plan) will not be currently taxable. However, future distributions from IRAs and other tax-qualified plans (other than Roth IRAs, Roth 401(k) plans and other after-tax accounts) are usually taxed as ordinary income.

Other Tax Exempt Investors. Tax-exempt investors will generally be exempt from federal income tax on dividends received and gains realized with respect to shares of a Portfolio. Tax-exempt investors may, however, be subject to the unrelated business income tax to the extent their investments in a Portfolio are debt-financed. Moreover, certain categories of tax-exempt investors, such as private foundations, may be subject to federal excise tax on their investment income, which would include income and gain from an investment in shares of a Portfolio.

Foreign Taxes Incurred. The Portfolio may elect to pass-through to its shareholders their pro rata share of foreign taxes that the Portfolio pays if more than 50% of the value of the assets at the close of the year consists of stock or securities of foreign corporations. If this election is made, shareholders will be: (i) required to include in their gross income (in addition to actual dividends received) their pro rata share of any foreign taxes paid by the Portfolio, and (ii) entitled to either deduct (as an itemized deduction in the case of individuals) their share of such foreign taxes in computing their taxable income or to claim a credit for such taxes against their U.S. income tax, subject to certain limitations under the Code.

Backup Withholding. A Portfolio may be required in certain cases to withhold and remit to the Internal Revenue Service a percentage of taxable dividends or gross proceeds realized upon sale payable to shareholders who have failed to provide a correct tax identification number in the manner required, or who are subject to withholding by the Internal Revenue Service for failure to properly include on their return payments of taxable interest or dividends, or who have failed to certify to the Portfolio that they are not subject to backup withholding when required to do so or that they are “exempt recipients.” The current withholding rate, as of the date of this prospectus, is 28%.

U.S. Tax Treatment of Foreign Shareholders. Nonresident aliens, foreign corporations and other foreign investors in a Portfolio will generally be exempt from U.S. federal income tax on Portfolio distributions attributable to net capital gains. The exemption may not apply, however, if the investment in a Portfolio is connected to a trade or business of the foreign investor in the United States or if the foreign investor is present in the United States for 183 days or more in a year and certain other conditions are met.

Portfolio distributions attributable to other categories of Portfolio income, such as dividends from portfolio companies, will generally be subject to a 30% withholding tax when paid to foreign shareholders. The withholding tax may, however, be reduced (and, in some cases, eliminated) under an applicable tax treaty between the United States and a shareholder’s country of residence or incorporation, provided that the shareholder furnishes the Portfolio with a properly completed Form W-8BEN to establish entitlement for these treaty benefits.

Foreign shareholders will generally not be subject to U.S. tax on gains realized on the sale, exchange or redemption of shares in the Portfolio. All foreign investors should consult their own tax advisors regarding the tax consequences in their country of residence of an investment in the Portfolio.

State and Local Taxes. You may also be subject to state and local taxes on distributions and redemptions. You should consult your tax adviser regarding the tax status of distributions in your state and locality.

More information about taxes is in the Statement of Additional Information.

Financial Highlights

There are no financial highlights for the Portfolio as it had not yet commenced operations as of the most recent financial reporting date.

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Specialist Manager Guide

This Specialist Manager Guide sets forth certain information about the Specialist Manager and the individual portfolio managers. Additional information about the Portfolio Managers’ compensation, other accounts managed, and ownership of securities in the Portfolio is available in the SAI.

Agincourt Capital Management, LLC (“Agincourt”) serves as the Specialist Manager for the Portfolio. Agincourt is a 100% employee-owned SEC registered investment adviser founded in 1999 by eight investment partners, all formerly investment professionals with Sovran Capital Management. Agincourt is headquartered at 200 South 10th Street, suite 800, Richmond, VA 23219. As of March 31, 2015, Agincourt managed assets of $5.5 billion, in fixed income portfolios for a wide range of institutional clients.

For its services to the Portfolio, Agincourt receives a fee at an annual rate of 0.12% of the average daily net assets of that portion of the Portfolio that is managed by Agincourt. During the fiscal year ended June 30, 2014, the Portfolio had not yet commenced operations.

Day-to-day investment decisions for the Portfolio are the responsibility of L.Duncan Buoyer, Managing Director and Portfolio Manager of Agincourt and B. Scott Marshall, Director and Portfolio Manager, each a member of the Agincourt Investment team. Mr. Buoyer has been Portfolio Manager with Agincourt since 1999, and is a co-owner of the firm. He joined Sovran Capital Management in 1991 and was previously a portfolio manager for C&S Investment Advisors in Atlanta, GA. Mr. Buoyer, a Chartered Financial Analyst, received a BA in Chemistry from the University of North Carolina-Chapel Hill, and an MBA from Emory University. Mr. Marshall has been Portfolio Manager with Agincourt since 1999, and is a co-owner of the firm. He joined Sovran Capital Management in 1997 and was previously an equity trader and operations specialist with Trusco Capital Management in Atlanta, GA. Mr. Marshall, a Chartered Financial Analyst, received a BBA from the University of Tennessee-Chattanooga.

Cadence Capital Management (“Cadence”) serves as a Specialist Manager for the Portfolio. Cadence is an investment adviser registered with the Securities and Exchange Commission pursuant to the Investment Advisers Act. Its headquarters are located at 265 Franklin Street, Boston, MA 02110. As of March 31, 2015, Cadence had approximately $4.7 billion in assets under management.

For its services to the Portfolio, Cadence receives a fee calculated based on the average daily net assets of that portion of the assets of the Portfolio managed by it based on the asset class in which assets of the account are invested, as set forth below. In each case, the annual rate set forth is applied to the average daily net assets of that portion of the assets allocated to the designated asset class (“Designated Assets”).

Domestic Large Cap Equity Securities at the rate of 0.09% of the net asset value of Designated Assets for the first twelve months of the Portfolio’s operations. After the first anniversary of the Portfolio’s operations at the rate of 0.12% of the net asset value of Designated Assets if the net asset value of such assets is less than $100 million; and at the rate of 0.09% of the net asset value of Designated Assets if the net asset value of such assets equals or exceeds $100 million.

Developed Markets International Equity Securities at the rate of 0.14% of the net asset value of Designated Assets for the first twelve months of the Portfolio’s operations. After the first anniversary of the Portfolio’s operations at the rate of 0.20% of the net asset value of Designated Assets if the net asset value of such assets is less than $100 million; and at the rate of 0.14% of the net asset value of Designated Assets if the net asset value of such assets equals or exceeds $100 million.

Provided that, in each case, an adjustment in the rate at which the fee is computed will be implemented: (i) on the first business day of the calendar quarter following the date on which the value of Designated Assets crosses the breakpoints set forth in the above schedule; and (ii) in the case of an increase in the rate at which the fee is computed, such increase will only be implemented in the event that the change in the net asset value of the Designated Assets is the result of net withdrawals or net redemptions from the Account during the prior quarter.

During the fiscal year ended June 30, 2014, the Portfolio had not yet commenced operations and, accordingly, Cadence received no fee from the Portfolio.

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Mr. J. Paul Dokas and Mr. Robert E. Ginsberg are primarily responsible for the day-to-day management of the portion of the Portfolio’s assets allocated to Cadence. Mr. Dokas is a Senior Portfolio Manager, Managing Director and joined Cadence in 2013. Previously, Mr. Dokas served as Director – Investments at Hirtle Callahan from November 2007 to May 2013. He holds a Bachelors of Business Administration from Loyola College, an MBA from the University of Maryland and added Chartered Financial Analyst (CFA) designation in 1987. Mr. Ginsberg is a Portfolio Manager, Managing Director and joined Cadence in 2011. Previously, Mr. Ginsberg served as a Senior Analyst at INVESCO from September 2008 to July 2011. Mr. Ginsberg was also a Managing Director and Portfolio Manager at Putnam Investments from August 2004 to January 2008. He holds a BS in Economics and an MBA, both from The Wharton School. He earned his CFA designation in 2000.

Mellon Capital Management Corporation (“Mellon Capital”) serves as a Specialist Manager for the Portfolio. Mellon Capital, which was organized as a Delaware corporation in 1983, is headquartered at 50 Fremont Street, Suite 3900, San Francisco, CA 94105. Mellon Capital is a wholly-owned indirect subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”).

For its services to the Portfolio, Mellon Capital receives a fee calculated based on the average daily net assets of that portion of the assets of the Portfolio managed by it based on the asset class in which assets of the account are invested, as set forth below. In each case, the annual rate set forth is applied to the average daily net assets of that portion of the assets allocated to the designated asset class (“Designated Assets”).

Domestic Large Cap Equity Securities at the rate of 0.09% of the net asset value of Designated Assets for the first twelve months of the Portfolio’s operations. After the first anniversary of the Portfolio’s operations at the rate of 0.12% of the net asset value of Designated Assets if the net asset value of such assets is less than $100 million; and at the rate of 0.09% of the net asset value of Designated Assets if the net asset value of such assets equals or exceeds $100 million.

Domestic Small and Mid Cap Equity Securities at the rate of 0.12% of the net asset value of Designated Assets.

Developed Markets International Equity Securities at the rate of 0.14% of the net asset value of Designated Assets for the first twelve months of the Portfolio’s operations. After the first anniversary of the Portfolio’s operations at the rate of 0.20% of the net asset value of Designated Assets if the net asset value of such assets is less than $100 million; and at the rate of 0.14% of the net asset value of Designated Assets if the net asset value of such assets equals or exceeds $100 million.

Emerging Markets International Equity Securities at the rate of 0.18% of the net asset value of Designated Assets.

Provided that, in each case, where an adjustment mat be required, such adjustment in the rate at which the fee is computed will be implemented: (i) on the first business day of the calendar quarter following the date on which the value of Designated Assets crosses the breakpoints set forth in the above schedule; and (ii) in the case of an increase in the rate at which the fee is computed, such increase will only be implemented in the event that the change in the net asset value of the Designated Assets is the result of net withdrawals or net redemptions from the Account during the prior quarter.

During the fiscal year ended June 30, 2014, the Portfolio had not yet commenced operations and, accordingly, Mellon Capital received no fee from the Portfolio.

The Portfolio Managers for the Portfolio are: Karen Wong, William Cazalet, Ronald Gala and Kristin Crawford

Karen Q. Wong, CFA is a Managing Director and Head of Equity Portfolio Management at Mellon Capital. She has an M.B.A. and B.S. from San Francisco State University. Ms. Wong has 15 years of investment experience and joined MCM in 2000.

William Cazalet, CAIA is a Managing Director and Head of Active Equity Strategies at Mellon Capital. He has an M.S.M from Stanford University Graduate School of Business. and an M.A. from Cambridge University. Mr. Cazalet has 21 years of investment experience and joined Mellon Capital in 2013. Mr. Cazalet manages the entire team of portfolio managers and researchers for all U.S. and international active equity strategies.

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Ronald Gala, CFA is a Managing Director and Senior Portfolio Manager for the Active Equity Strategies. Mr. Gala has 29 years of investment experience and has been with Mellon Capital and Mellon Equity Associates, LLP, a predecessor firm, since 1993. He is a member and past president of the CFA Society of Pittsburgh and a member of the CFA Institute. He has an M.B.A. from the University of Pittsburgh and a B.S. from Duquesne University.

Kristin Crawford is a Director and Senior Portfolio Manager for the Active Equity Strategies. Ms. Crawford has 21 years of investment experience and has been with Mellon Capital and Franklin Portfolio Associates, a predecessor firm, since 2000. She has an M.B.A. from Suffolk University and a B.S. from Smith College. Prior to joining Mellon Capital, she was a vice president and portfolio manager at Franklin Portfolio Associates.

As of March 31, 2015, Mellon Capital had assets under management totaling approximately $400.4 billion, which includes overlay strategies.

Parametric Portfolio Associates LLC (“Parametric”) serves as Specialist Manager for the Portfolio. Parametric is a majority-owned subsidiary of Eaton Vance Corporation (“Eaton Vance”). Eaton Vance through its wholly owned affiliates Eaton Vance Acquisitions (“EVA”) and EVA Holdings LLC, maintains voting control of Parametric and Profit and Capital interests of 92% and 97%, respectively. Parametric Portfolio LP (“PPLP”), maintains an indirect Profit and Capital ownership interest in Parametric of 8% and 3%, respectively. The business address of Eaton Vance, EVA and EVA Holdings, LLC is Two International Place, Boston, MA 02110. The business address of Parametric and PPLP is 1918 Eighth Ave, Seattle, WA 98101. As of March 31, 2015, Parametric and its subsidiary had approximately $143.1 billion in assets under management.

For its services to the Portfolio, Parametric receives a fee, calculated daily and payable monthly in arrears, at the annual rate of 0.15% of the first $50 million of the Combined Liquidity Assets (as defined below); 0.10% of the next $100 million of the Combined Liquidity Assets and 0.05% on Combined Liquidity Assets over $150 million. The term “Combined Liquidity Assets” means the sum of the net assets of that portion of each of the Portfolios allocated to Parametric from time-to-time in their Liquidity Strategy. Parametric is also be entitled to receive a flat fee of $10,000 per year from the Portfolio, provided that 1/12 of such fee will be waived with respect to each calendar month during which no assets of the Portfolio were allocated to Parametric for investment in their Liquidity Strategy. During the fiscal year ended June 30, 2014, the Portfolio had not yet commenced operations.

Mr. Justin Henne Mr. Clint Talmo and Mr. Jason Nelson are primarily responsible for the day-to-day management of the portion of the Portfolio’s assets allocated to Parametric. As Managing Director – Customized Exposure Management, Mr. Henne leads the investment team responsible for the implementation and enhancement of Parametric’s Customized Exposure Management product. Mr. Henne joined Parametric upon Parametric’s acquisition of The Clifton Group Investment Management Company (“Clifton”) in 2012, and prior to that acquisition was employed by Clifton since 2004. Mr. Henne holds a BA in Financial Management from the University of St. Thomas. He is a CFA charterholder and a member of the CFA Society of Minnesota. Mr. Talmo is responsible for designing, trading, and managing overlay portfolios with an emphasis on options and OTC swaps. Prior to joining Parametric in 2014, Clint was a Partner at Aerwulf Asset Management from 2012 to 2014. Prior to that, he worked for Interlachen Capital Group and EBF & Associates where his responsibilities at each firm included research, trading, and portfolio management. He earned a B.S. in Finance from the University of Colorado. He is a CFA charterholder and a member of the CFA Society of Minnesota. Mr. Nelson is an Assistant Portfolio Manager at Parametric. Prior to joining Parametric in 2014, Mr. Nelson worked for Marquette Asset Management from 2012 to 2014, where his responsibilities included asset allocation, equity research, and trading, and before that time worked as an Investment Analyst at Clifton. Mr. Nelson earned a B.S. in Economics and Finance from Minnesota State University, Mankato. He is a CFA charterholder and a member of the CFA Society of Minnesota.

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HC Capital Trust

For More Information:

For more information about any of the portfolios of HC Capital Trust, including the Portfolio, please refer to the following documents, each of which is available without charge from the Trust:

Annual and Semi-Annual Reports (“Shareholder Reports”)/Form N-Q:

The Trust’s annual and semi-annual reports to shareholders contain additional information on the Trust’s investments. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the performance of the several portfolios during the Trust’s last fiscal year. In addition, the portfolios file their complete portfolio schedule as of the end of their first and third fiscal quarters with the SEC on Form N-Q. A discussion regarding the Board of Trustees basis for approval of the HC Capital Agreements and for approval of the Specialist Managers advisory agreements is available in the Trust’s annual report dated June 30, 2015.

Statement of Additional Information (“SAI”):

The SAI provides more detailed information about the Trust, including its operations and the investment policies of its several portfolios. A description of the Trust’s policies and procedures regarding the release of portfolio holdings information is also available in the SAI. It is incorporated by reference into, and is legally considered a part of, this Prospectus.

To obtain copies of Shareholder Reports or the SAI, free of charge:

Contact the Trust at HC Capital Trust, Five Tower Bridge, 300 Barr Harbor Drive, Suite 500,

West Conshohocken, PA 19428-2970 (or call 800-242-9596)

Other Resources:

You can also review and copy Shareholder Reports, Form N-Q and the SAI at the Public Reference Room of the SEC. Information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090. Text-only copies of these documents are also available from the SEC’s website at http://www.sec.gov or for a fee, by writing the Public Reference Section, Securities and Exchange Commission, Washington, D.C. 20549-0102, by calling 202-551-8090, or by electronic request to: publicinfo@sec.gov. You can also obtain these items from the Trust’s website at http://www.hccapitalsolutions.com.

Investment Company Act File No. 811-08918.

HC Capital Trust

Prospectus

The ESG Growth Portfolio

Ticker Symbol

HCESX

HC Strategic Shares

July 1, 2015

The Securities and Exchange Commission has not approved or disapproved the shares described in this Prospectus or determined whether this Prospectus is accurate or complete.

Any representation to the contrary is a criminal offense.

Mutual Funds are:

NOT FDIC INSURED

May Lose Value	No Bank Guarantee

A summary of the risks, past performance and fees of the Portfolio	Portfolio Description

An overview of the advisory services, investment techniques that may be used and the risks associated with them	Investment Management Services HC Capital Solutions Specialist Managers Investment Risks and Strategies

About the Trust’s governance and management framework	Management of the Trust

Your guide to an account in HC Capital Trust	Shareholder Information
Purchases and Redemptions
Shareholder Reports and Inquiries
Dividends and Distributions
Federal Taxes

Selected Per Share Information	Financial Highlights

Information about those responsible for day-to-day investment decisions for the Portfolio	Specialist Manager Guide

For More Information

2

Investment Objective

The ESG Growth Portfolio seeks to maximize total return while emphasizing environmental, social and governance (“ESG”) focused investments.

Fees and Expenses

The fee tables below describe the fees and expenses that you may pay if you buy and hold HC Strategic Shares of the Portfolio.

Shareholder Fees

(fees paid directly from your investment)

Maximum Sales Charges	None
Maximum Redemption Fee	None

Annual Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.18%
Other Expenses (a)	0.11%
Total Annual Portfolio Operating Expenses	0.29%

(a)	Based on estimated amounts for the current fiscal year.

Example: This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s Total Annual Operating Expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

1 Year	$30
3 Years	$93

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Total Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio had not yet commenced operations.

Principal Investment Strategies

The Portfolio seeks to achieve its total return objective, which includes a combination of capital appreciation and income, by investing primarily in equity securities while retaining the flexibility to invest in fixed income securities.

In addition to equity and fixed income securities, the Portfolio may invest in other instruments, including but not limited to and derivatives. The Portfolio is permitted to invest in any equity security, which includes securities issued by other investment companies, including exchange traded funds (“ETFs”) and securities issued by one or more of the other portfolios of HC Capital Trust.

Although it is expected that the Portfolio’s investment focus will normally be primarily on equity securities, in seeking to achieve the Portfolio’s investment objective, the Adviser may invest without limitation in fixed income securities of all types and without regard to duration or investment ratings. Fixed income investments may include corporate debt, including high yield or “junk bonds,” structured notes, asset backed securities and similar synthetic securities, U.S. treasuries and short-term money market instruments or other cash equivalents.

The Portfolio is permitted to invest in securities issued by companies domiciled anywhere in the world and denominated in any currency, without limitation. The Portfolio may also invest in securities, including privately placed and structured securities, for which there may be limited markets/thinly traded issues. Additionally, in seeking to achieve its objective of maximizing total return, the Portfolio is permitted to invest in derivative instruments, including options, futures and options on futures, swaps, structured notes and currency forwards.

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Further, under the supervision of the Adviser, environmental, social and governance criteria (“ESG Factors) will be integrated into the Portfolio’s security selection process through the application of non-financial criteria (“ESG Screens”). The ESG Screens used by the Portfolio are determined in part with the use of third party data and ESG rating agencies. The Portfolio seeks to avoid investment in securities issued by companies that have not demonstrated a commitment to environmental, social and governance issues. Additionally, the Portfolio’s ESG Screens may not necessarily be applied to investments in derivatives, certain fixed income investments and other investments where in the Advisor’s opinion ESG Factors are not applicable or it is not possible to implement the criteria.

The Portfolio is classified as a non-diversified fund, which means that the Portfolio is permitted to invest a greater portion of its assets in a limited number of issuers than would be the case if the Portfolio were classified as diversified.

Also integral to the overall structure of the Portfolio is the fact that the Portfolio has adopted a manager of managers structure. This structure affords the Portfolio, under the supervision of HC Capital Solutions, the Portfolio’s primary investment adviser (the “Adviser”), access to two or more investment advisory organizations (“Specialist Managers”). Specialist Managers are selected based upon the Adviser’s assessment of their expertise in one or more of a broad range of investment styles and approaches. The Adviser allocates the Portfolio’s assets among the various Specialist Managers in order access these different styles and approaches in different proportions based on its evaluation of market conditions.

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Principal Investment Risks

Investing in the Portfolio involves risks common to any investment in securities. There is no guarantee that the Portfolio will achieve its investment objective and, as is the case with any investment, you may lose money on your investment in the Portfolio. All mutual funds, including the Portfolio, are subject to Management Risk — the risk that the investment strategies employed in the investment selection process may not result in an increase in the value of your investment or in overall performance equal to other investments and Market Risk — the risk that the value of the securities held by a portfolio may decline in response to general market and economic conditions, or conditions that affect specific market sectors or individual companies.

There are also risks associated with the overall structure of the Portfolio. These include:

•	Non-diversification Risk. A non-diversified fund, such as the Portfolio, is permitted to invest a greater portion of its assets in a limited number of issuers than would be the case if it were classified as diversified. As a non-diversified fund, the Portfolio’s performance may be more vulnerable to changes in the market value of a single position and risks associated with a single economic, political or regulatory occurrence than a diversified fund.

•	Multi-Manager Risk. The Portfolio’s multi-manager structure involves the risk that the Specialist Managers serving the Portfolio do not achieve favorable investment results relative to other investments or that the Portfolio’s assets are not effectively allocated among Specialist Managers in a manner that enhances the Portfolio’s total return or reduces the volatility that might be expected of any one management style. Additionally, the multi-manager structure may, under certain circumstances, cause the Portfolio to incur higher trading costs than might occur in a fund served by a single investment adviser.

Additionally, the broad range of securities in which the Portfolio may invest, and the several investment strategies that may be used in seeking to achieve the Portfolio’s objective, involve additional risks. These are summarized below.

•	Equity Risks. Investment in equity securities involves the following risks:

•	Equity Market Risk – The market value of an equity security and the equity markets in general can be volatile.

•	Small/Mid Cap Risk – Small and mid-cap companies may be more vulnerable to adverse business or economic developments. Securities issued by these companies may be less liquid and/or more volatile than securities of larger companies or the overall securities markets. Small and mid-cap companies may be adversely affected during periods when investors prefer to hold securities of large capitalization companies.

•	Investment in Other Investment Companies Risk – To the extent that the Portfolio acquires securities issued by other investment companies, shareholders bear both their proportionate share of expenses in the Portfolio (including management and advisory fees) and, indirectly, the expenses of the acquired investment companies. Securities issued by other investment companies, including ETFs, are also equity securities and, as such, are subject to Market Risk and Management Risk.

•	Exchange-Traded Funds Risk – An investment in securities issued by an ETF may be subject to the following risks: (1) shares of the ETF may trade at a discount to its net asset value; (2) an active trading market for the ETF’s shares may not develop; (3) the exchange on which the ETF is listed may, under certain circumstances, suspend trading of the ETF’s shares; and (4) to the extent that an ETF is acquired in order to track a specific asset or index, the ETF may fail to effectively do so.

•	ESG Investing Risk. The Portfolio seeks to avoid investment in securities issued by companies that have not demonstrated a commitment to environmental, social and governance issues. The Portfolio’s use of ESG Factors in making investment decisions may include the following risks.

•	Risk of Excluding Performing Companies. The Portfolio’s ESG policy may cause it to perform differently than funds that do not have an ESG focus. The Portfolio’s ESG focus may result in the Portfolio foregoing opportunities to buy or sell certain securities when it might otherwise be advantageous to do so.

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•	Information Risk. The ESG Screens used by the Portfolio are determined in part through the use of third party data and ESG rating agencies. Information relating to the environmental, social and governance performance of the companies in which the Portfolio may invest may not be complete, accurate or readily available. This fact may negatively impact the effectiveness of the ESG Screens.

•	Fixed Income Risk. Investments in fixed income securities may involve the following risks, depending on the instrument involved:

•	Call/Prepayment Risk — When interest rates are declining, issuers of fixed income securities held by the Portfolio may prepay principal earlier than scheduled. As a result of this risk, the Portfolio may have to reinvest these prepayments at those lower rates, thus reducing its income.

•	Extension Risk - Fixed income securities held by the Portfolio are subject to the risk that payment on the loans underlying the securities held by the Portfolio will be made more slowly when interest rates are rising. This could cause the market value of the securities to decline.

•	Interest Rate Risk — The value of fixed income securities held in the Portfolio, including U.S. Government securities, may decline with changes in interest rates. Prices of fixed income securities with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities. U.S. Government securities can exhibit price movements resulting from changes in interest rates. During low interest rate environments, the risk that interest rates will rise is increased. Such increases may expose fixed income markets to heightened volatility and reduced liquidity for certain fixed income investments, particularly those with longer maturities. These risks are greater when a low interest rate environment has existed for an extended period of time.

•	Credit Risk – An investment in the Portfolio also involves the risk that the issuer of a fixed income security that the Portfolio holds will fail to make timely payments of interest or principal, or go bankrupt, or that the value of the securities will decline because of a market perception that the issuer may not make payments on time, thus potentially reducing the Portfolio’s return. Changes in economic conditions are likely to cause issuers of these fixed income securities to be unable to meet their obligations. The lower the rating of a debt security, the higher its credit risk. In addition, the securities of many U.S. Government agencies, authorities or instrumentalities in which the Portfolio may invest are neither issued nor guaranteed by the U.S. Government, and may be supported only by the ability of the issuer to borrow from the U.S. Treasury or by the credit of the issuer.

•	High Yield Bond Risk - High yield bonds, commonly referred to as “junk bonds,” are considered speculative under traditional investment standards. Prices of these securities will rise and fall primarily in response to changes in the issuer’s financial health, although changes in market interest rates also will affect prices. High yield bonds may also experience reduced liquidity, and sudden and substantial decreases in price, during certain market conditions.

•	Asset-Backed/Mortgage-Backed Securities Risk - The market value and yield of asset-backed and mortgage-backed securities can vary due to market interest rate fluctuations and early prepayments of underlying instruments. Although these securities may offer yields higher than those available from other types of securities, these securities may be less effective than other types of securities as a means of “locking in” attractive long-term rates because of the prepayment feature. During periods of difficult or frozen credit markets, significant changes in interest rates, or deteriorating economic conditions, such securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. Mortgage-backed securities may be particularly susceptible to Prepayment Risk.

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•	Foreign Investment Risk. — Investment in foreign securities involves the following risks:

•	Foreign Securities Risk – Investments in securities issued by non-U.S. companies and/or non-U.S. governments and their agencies, may be adversely affected by the lack of timely or reliable financial information, political, social and/or economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices. Securities denominated in foreign currencies are subject to the risk that the value of the foreign currency will decline in relation to the U.S. dollar and transaction expenses related to foreign securities, including custody fees, are generally more costly than transaction expenses for domestic securities. Additionally, risks associated with foreign investments may be intensified in the case of investments in emerging market countries, whose political, legal and economic systems are less developed and less stable than those of more developed nations.

•	Emerging Markets Risk – Risks associated with foreign investments may be intensified in the case of investments in emerging market countries, whose political, legal and economic systems are less developed and less stable than those of more developed nations. Such investments are often less liquid and/or more volatile than securities issued by companies located in developed nations, such as the United States, Canada and those included in the MSCI EAFE Index. Certain types of securities, including emerging market securities, are subject to the risk that the securities may not be sold at the quoted market price within a reasonable period of time.

•	Foreign Currency Risk – Securities denominated in foreign currencies are subject to the risk that the value of the foreign currency will decline in relation to the U.S. dollar. Currency exchange rates can be volatile and can be affected by, among other factors, the general economics of a country, or the actions of the U.S. or foreign governments or central banks. In addition, transaction expenses related to foreign securities, including custody fees, are generally more costly than transaction expenses for domestic securities.

•	Risks Associated with Investments in Derivatives. The Portfolio is permitted to invest in derivative instruments, including options, futures and options on futures, swaps, structured notes and currency forwards. Investment in these and similar instruments involve the following risks:

•	Derivative Risk – The value of derivative instruments, such as option or futures contracts, may rise or fall more rapidly than other investments and there is a risk that the Portfolio may lose more than the original amount invested in the derivative instrument. Some derivative instruments also involve the risk that other parties to the derivative contract may fail to meet their obligations, which could cause losses to the Portfolio.

•	Swaps Risk. — The use of swaps is a highly specialized activity which involves investment techniques, risk analyses and tax planning different from those associated with ordinary portfolio securities transactions. Swap transactions can result in sizeable realized and unrealized capital gains and losses relative to the gains and losses from the Portfolio’s direct investments in securities and short sales. Transactions in swaps can involve greater risks than if the Portfolio had invested in securities directly since, in addition to general market risks, swaps may be leveraged and are also subject to liquidity risk, counterparty risk, credit risk and valuation risk. Regulators also may impose limits on an entity’s or group of entities’ positions in certain swaps.

•	Counterparty Risk - The Portfolio will be subject to credit risk with respect to derivative contracts entered into by the Portfolio or held by special purpose or structured vehicles in which the Portfolio invests. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Portfolio may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Portfolio may obtain only a limited recovery or may obtain no recovery in such circumstances.

•	Thinly traded Securities. The Portfolio may invest in securities, including privately placed and structured securities, for which there may be limited markets/thinly traded issues. Investment in these securities involve the following risks:

•	Liquidity Risk – At times, certain securities may be difficult or impossible to sell at the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Portfolio management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

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•	Valuation Risk - When market quotations are not readily available or are deemed to be unreliable, the Portfolio values its investments at fair value as determined in good faith pursuant to policies and procedures approved by the Board of Trustees. Fair value pricing may require subjective determinations about the value of a security or other asset. As a result, there can be no assurance that fair value pricing will result in adjustments to the prices of securities or other assets, or that fair value pricing will reflect actual market value, and it is possible that the fair value determined for a security or other asset will be materially different from quoted or published prices, from the prices used by others for the same security or other asset and/or from the value that actually could be or is realized upon the sale of that security or other asset.

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Performance Bar Chart and Table

Due to the fact that the Portfolio has not yet completed a full calendar year of operations, there is no performance history. Performance will be measured against the MSCI World Index.

Investment Adviser

HC Capital Solutions (the “Adviser”) is the Portfolio’s investment adviser.

Portfolio Managers:

Thomas Cowhey, CFA and Brad Conger, CFA have managed the Portfolio since its inception in July 2015.

Investment Subadvisers

Agincourt Capital Management, LLC (“Agincourt”), Cadence Capital Management, LLC (“Cadence”), Mellon Capital Management Corporation (“Mellon Capital”) and Parametric Portfolio Associates LLC (“Parametric”) are the Specialist Managers for the Portfolio.

Portfolio Managers:

Agincourt: L. Duncan Buoyer, CFA and B. Scott Marshall, CFA have co-managed the portion of the Portfolio allocated to Agincourt since its inception.

Cadence: J. Paul Dokas, CFA and Robert E. Ginsberg, CFA have managed the portion of the Portfolio allocated to Cadence since its inception.

Mellon Capital: Karen Wong, William Cazalet, Ronald Gala and Kristin Crawford have co-managed the portion of the Portfolio allocated to Mellon Capital since its inception.

Parametric: Justin Henne, CFA, Clint Talmo, CFA and Jason Nelson, CFA have managed the portion of the Portfolio allocated to Parametric since its inception.

Purchasing and Selling Your Shares

You may purchase HC Strategic Shares of the Portfolio only if you are an investor for whom Hirtle Callaghan & Co., LLC provides Chief Investment Officer services. HC Strategic Shares of the Portfolio are sold at their net asset value per share (“NAV”) next calculated after your purchase order is accepted by the Trust. You may redeem your shares in the Portfolio on any regular business day. Redemption requests for all or any portion of your account with the Trust, must be in writing and must be signed by the shareholder(s) named on the account or an authorized representative.

The Trust does not impose investment minimums or sales charges of any kind. If you purchase shares of the Trust through a program of services offered by a financial intermediary, you may incur advisory fees or custody expenses in addition to those expenses described in this Prospectus. Investors should contact such intermediary for information concerning what, if any, additional fees may be charged.

Tax Information

The Portfolio intends to make distributions each year. The Portfolio’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

Payment to Broker-Dealers and Other Financial Institutions

If you purchase shares of the Portfolio through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the Portfolio and its distributor may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary to recommend the Portfolio over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

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Investment Management Services

HC Capital Solutions serves as the overall investment adviser to the Trust. The Adviser is responsible for monitoring both the overall performance of the Portfolio, and the individual performance of the Specialist Managers. The Adviser may, from time to time, allocate and reallocate the assets of the Portfolio among the Specialist Managers when it believes that such action would be appropriate to achieve the overall objectives of the Portfolio.

The Adviser is an integral part of the Specialist Manager selection process. In selecting Specialist Managers, the Adviser seeks to identify and retain Specialist Managers who are expected to achieve superior investment records and to provide the Portfolio access to a range of investment styles and strategies, implemented on a day-to-day basis by independent investment advisory organizations expert in them. The Adviser is responsible for monitoring the performance of each of the Specialist Managers individually and in the context of the Portfolio’s overall effort to achieve its investment objectives. The Adviser is also responsible for identifying and overseeing the implementation of each Specialist Manager’s investment assignments and allocating the Portfolio’s assets among the Specialist Managers. The Adviser may also direct that the Portfolio’s assets be invested in securities issued by other investment companies, including exchange traded funds (“ETFs”) and securities issued by one or more of the other portfolios of HC Capital Trust, in order to achieve the Portfolio’s objective.

The Adviser will vary the allocation of capital among the Specialist Manages as it deems appropriate in seeking to achieve the Portfolio’s overall investment objective. The Adviser may increase or decrease the allocation to a Specialist Manager at any time and allocations may vary between zero percent (0%) and one hundred percent (100%) of the Portfolio’s assets managed by a particular Specialist Manager at any given time. The Adviser may also recommend to the Board of Trustees the termination of a particular Specialist Manager or the engagement of new Specialist Managers when, in the Adviser’s judgment, doing so would be of assistance in achieving the Portfolio’s investment objective. The Trust has been granted an order from the SEC permitting the Trust to enter into portfolio management agreements with Specialist Managers upon the approval of the Board of Trustees but without submitting such contracts for the approval of the shareholders of the Portfolio under certain circumstances.

Specialist Managers. Currently, the following investment advisory organizations have been retained to provide day-to-day portfolio management services are provided by the several Specialist Managers identified below. Further information about the Specialist Managers and the individual portfolio managers responsible for day-to-day investment decisions for the Portfolio appears in the “Specialist Manager Guide” included later in this Prospectus.

Cadence Capital Management, LLC and Mellon Capital Management Corporation have been retained to manage the Portfolio’s investment in equity securities. Each of these Specialist Managers will manage Portfolio assets allocated to it using a passive investment strategy designed to capture specific asset classes, industry characteristics and market characteristics within the equity markets and as identified by the Adviser.

Agincourt Capital Management, LLC has been retained to manage the Portfolio’s investments in fixed income securities., Under the direction of the Adviser, Agincourt may invest in fixed income securities including but not limited to, government, corporate credit and asset backed securities, both investment grade and below investment grade, of varying maturities and durations, as well as non-US Dollar denominated bonds of non-US domiciled sovereign and corporate issuers, including issuers in emerging markets. Debt instruments such as structured notes and similar instruments including collateralized loan obligations and collateralized debt obligations may also be acquired.

Parametric Portfolio Associates, LLC will manage Portfolio assets allocated to it from time to time in accordance with a strategy designed, through the use of exchange-traded futures, to maintain exposure to one or more asset classes designated by the Adviser, while seeking to maintain a portion of its allocation in cash and cash equivalents or other highly liquid investments.

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Investment Risks and Strategies

The following is a summary of the types of investments that the Portfolio may make and some of the risks associated with such investments. A more extensive discussion, including a description of the Trust’s policies and procedures with respect to disclosure of the Portfolio’s securities, appears in the Statement of Additional Information.

ESG Investing.

The ESG Screens applied by the Adviser as part of the securities selection process are based, in part on third party data and ESG rating agencies or organizations. Generally, the Portfolio’s ESG Screens take into account criteria such as a company’s corporate policies and practices in the areas such as environment; workplace practices and human rights; corporate governance; community impact; and product safety and integrity.

Companies in which the Portfolio invests may not meet the highest standards with respect to all aspects of environmental, social and governance performance. The Portfolio will, however, seek to invest in companies that adhere to positive standards in these areas. The Portfolio may, at its discretion, vary the ESG Factors on which the Portfolio’s ESG Screens are based, including adding criteria, changing the weightings of various criteria or otherwise modifying the use of the ESG Screens in the investment selection process. Additionally, the Portfolio’s ESG Screens may not necessarily be applied to investments in derivatives, certain fixed income investments and other investments where in the Advisor’s opinion ESG Factors are not applicable or it is not possible to implement the criteria.

About Benchmarks. The benchmark for the Portfolio is the MSCI World Index (the “World Index”). This Index is an unmanaged index that is designed to capture large and mid cap representation across 23 developed market countries. As of December 31, 2014, the Index covered approximately 85% of the free float-adjusted market capitalization in each of the following countries: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States.

The MSCI World ESG Index (the “ESG Index”) is a capitalization weighted index that provides exposure to companies with high environmental, social and governance performance relative to their sector peers. Like the World Index, the ESG Index consists of large and mid cap companies in 23 developed markets countries. The World Index and the ESG Index may be used, among other factors, by the Adviser and the Board of Trustees as one standard against which to assess the performance of the Specialist Mangers and the Portfolio.as a whole.

About Equity Securities. The prices of equity and equity-related securities will fluctuate – sometimes dramatically – over time and the Portfolio could lose a substantial part, or even all, of its investment in a particular issue. The term “equity securities” includes common stock, depositary receipts and preferred stock; “equity-related securities” refers to securities that may be convertible into common stock or preferred stock, or securities that carry the right to purchase common stock or preferred stock. Price fluctuations may reflect changes in the issuing company’s financial condition, overall market conditions or even perceptions in the marketplace about the issuing company or economic trends. Prices of convertible securities may, in addition, also be affected by prevailing interest rates, the credit quality of the issuer and any call provisions.

IPO Holding Risk. IPO holding is the practice of participating in an initial public offering (“IPO”) with the intent of holding the security for investment purposes. Because an IPO is an equity security that is new to the public market, the value of IPOs may fluctuate dramatically. Therefore, IPOs have greater risks than other equity investments. Because of the cyclical nature of the IPO market, from time to time there may be limited or no IPOs in which a Portfolio can participate. Even when the Portfolio requests to participate in an IPO, there is no guarantee that a Portfolio will receive an allotment of shares in an IPO sufficient to satisfy a Portfolio’s desired participation. Due to the volatility of IPOs, these investments can have a significant impact on performance, which may be positive or negative.

IPO Trading Risk. IPO trading is the practice of participating in an IPO and then immediately selling the security in the after-market. Engaging in this strategy could result in active and frequent trading. Use of this strategy could increase the Portfolio’s portfolio turnover and the possibility of realized capital gain. This is not a tax-efficient strategy. From time to time, it may not be possible to pursue an IPO trading strategy effectively because of a limited supply of “hot” IPOs. In addition, this practice may result in losses if a Portfolio purchases a security in an IPO and there is insufficient demand for the security in the after-market of the IPO. Due to the volatility of IPOs, these investments can have a significant impact on performance, which may be positive or negative.

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Small Company Risk. Equity securities of smaller companies may be subject to more abrupt or erratic price movements than larger, more established companies. These securities are often traded in the over-the-counter markets and, if listed on national or regional exchanges, may not be traded in volumes typical for such exchanges. This may make them more difficult to sell at the time and at a price that is desirable. Smaller companies can provide greater growth potential than larger, more mature firms. Investing in the securities of such companies also involves greater risk, portfolio price volatility and cost. Historically, small capitalization stocks have been more volatile in price than companies with larger capitalizations. Among the reasons for this greater price volatility are the lower degree of market liquidity (the securities of companies with small stock market capitalizations may trade less frequently and in limited volume) and the greater sensitivity of small companies to changing economic conditions. For example, these companies are associated with higher investment risk due to the greater business risks of small size and limited product lines, markets, distribution channels and financial and managerial resources.

About Foreign Securities. Equity securities of non-U.S. companies are subject to the same risks as other equity or equity-related securities. Foreign investments also involve additional risks. These risks include the unavailability of financial information or the difficulty of interpreting financial information prepared under foreign accounting standards; less liquidity and more volatility in foreign securities markets; the possibility of expropriation; the imposition of foreign withholding and other taxes; the impact of foreign political, social or diplomatic developments; limitations on the movement of funds or other assets between different countries; including internal or external economic sanctions; difficulties in invoking legal process abroad and enforcing contractual obligations; and the difficulty of assessing economic trends in foreign countries. Transactions in markets overseas are generally more costly than those associated with domestic securities of equal value. Certain foreign governments levy withholding taxes against dividend and interest income. Although a portion of these taxes is recoverable in the form of a U.S. foreign tax credit, the non-recovered portion of foreign withholding taxes will reduce the Portfolio’s performance.

Foreign Currency Risk. The prices of securities denominated in a foreign currency will also be affected by the value of that currency relative to the U.S. dollar. Exchange rate movements can be large and long-lasting and can affect, either favorably or unfavorably, the value of securities held in the Portfolio. Such rate movements may result from actions taken by the U.S. or foreign governments or central banks, or speculation in the currency markets.

Emerging Market Securities. Investing in emerging market securities increases the risks of foreign investing. The risk of political or social upheaval, expropriation and restrictive controls on foreign investors’ ability to repatriate capital is greater in emerging markets. Emerging market securities generally are less liquid and subject to wider price and currency fluctuations than securities issued in more developed countries. In certain countries, there may be few publicly traded securities and the market may be dominated by a few issuers or sectors. Investment funds and structured investments are mechanisms through which U.S. or other investors may invest in certain emerging markets that have laws precluding or limiting direct investments in their securities by foreign investors.

About Fixed Income Securities. Fixed income securities – sometimes referred to as “debt securities” – include bonds, notes (including structured notes), mortgage-backed and asset-backed securities, convertible and preferred securities, inflation-indexed bonds, structured notes, including hybrid or “indexed” securities and event-linked bonds and delayed funding loans, as well as short-term debt instruments, often referred to as money market instruments. Fixed income securities may be issued by U.S. or foreign corporations, banks, governments, government agencies or subdivisions or other entities. A fixed income security may have all types of interest rate payment and reset terms, including fixed rate, adjustable rate, zero coupon, contingent, deferred, payment in-kind and auction rate features. All of these factors – the type of instrument, the issuer and the payment terms – will affect the volatility and the risk of loss associated with a particular fixed income issue. The “maturity” of a fixed income instrument and the “duration” of a portfolio of fixed income instruments also affect investment risk. The maturity of an individual security refers to the period remaining until holders of the instrument are entitled to the return of its principal amount. Longer-term securities tend to experience larger price changes than shorter-term securities because they are more sensitive to changes in interest rates or in the credit ratings of issuers. Duration refers to a combination of criteria, including yield to maturity, credit quality and other factors that measure the exposure of a portfolio of fixed income instruments to changing interest rates. An investment portfolio with a lower average duration generally will experience less price volatility in response to changes in interest rates as compared with a portfolio with a higher average duration.

Interest Rate Risk. Although the term fixed income securities includes a broad range of sometimes very different investments, all fixed income securities are subject to the risk that their value will fluctuate as interest rates in the overall economy rise and fall. The value of fixed income securities will tend to decrease when interest rates are rising and, conversely, will tend to increase when interest rates decline. Thus, in periods of declining interest rates, the yield of a Portfolio that invests in fixed income securities will tend to be higher than prevailing market rates, and in periods of rising interest rates, the yield of a Portfolio will tend to be lower.

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Call/Prepayment Risk and Extension Risk. Prepayments of fixed income securities will also affect their value. When interest rates are falling, the issuers of fixed income securities may repay principal earlier than expected. As a result, a Portfolio may have to reinvest these prepayments at the then prevailing lower rates, thus reducing its income. In the case of mortgage-backed or asset-backed issues – securities backed by pools of loans – payments due on the security may also be received earlier than expected. This may happen when market interest rates are falling and the underlying loans are being prepaid. Conversely, payments may be received more slowly when interest rates are rising, as prepayments on the underlying loans slow. This may affect the value of the mortgage- or asset-backed issue if the market comes to view the interest rate to be too low relative to the term of the investment. Either situation can affect the value of the instrument adversely.

Credit Risk. Credit risk is the risk that an issuer (or in the case of certain securities, the guarantor or counterparty) will be unable to make principal and interest payments when due. The creditworthiness of an issuer may be affected by a number of factors, including the financial condition of the issuer (or guarantor) and, in the case of foreign issuers, the financial condition of the region. Fixed income securities may be rated by one or more nationally recognized statistical rating organizations (“NRSROs”), such as Standard & Poor’s Corporation (“S&P”), Moody’s Investors Service, Inc. and/or Fitch Ratings, Inc. These ratings represent the judgment of the rating organization about the safety of principal and interest payments. They are not guarantees of quality and may be subject to change even after a security has been acquired. Not all fixed income securities are rated, and unrated securities may be acquired by the Portfolio if the relevant Specialist Manager determines that their quality is comparable to rated issues.

Inflation Indexed Securities. Unlike a conventional bond, whose issuer makes regular fixed interest payments and repays the face value of the bond at maturity, an inflation-indexed security (“IIS”) provides principal and interest payments that are adjusted over time to reflect a rise (inflation) or a drop (deflation) in the general price level for goods and services. This adjustment is a key feature, given that inflation has typically occurred. There have, however, been periods of deflation. Importantly, in the event of deflation, the U.S. Treasury has guaranteed that it will repay at least the face value of an IIS issued by the U.S. government. Inflation measurement and adjustment for an IIS have two important features. There is a two-month lag between the time that inflation occurs in the economy and when it is factored into IIS valuations. This is due to the time required to measure and calculate the CPI and for the Treasury to adjust the inflation accrual schedules for an IIS. For example, inflation that occurs in January is calculated and announced during February and affects IIS valuations throughout the month of March. In addition, the inflation index used is the non-seasonally adjusted index. It differs from the CPI that is reported by most news organizations, which is statistically smoothed to overcome highs and lows observed at different points each year. The use of the non-seasonally adjusted index can cause the Portfolio’s income level to fluctuate.

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Inflation-indexed securities are designed to provide a “real rate of return” – a return after adjusting for the impact of inflation. Inflation – a rise in the general price level – erodes the purchasing power of an investor’s portfolio. For example, if an investment provides a “nominal” total return of 5% in a given year and inflation is 2% during that period, the inflation-adjusted, or real, return is 3%. Investors in inflation-indexed bond funds who do not reinvest the portion of the income distribution that comes from inflation adjustments will not maintain the purchasing power of the investment over the long term. This is because interest earned depends on the amount of principal invested, and that principal won’t grow with inflation if the investor does not reinvest the principal adjustment paid out as part of a fund’s income distributions.

Interest rates on conventional bonds have two primary components: a “real” yield and an increment that reflects investor expectations of future inflation. By contrast, interest rates on an IIS are adjusted for inflation and, therefore, aren’t affected meaningfully by inflation expectations. This leaves only real rates to influence the price of an IIS. A rise in real rates will cause the price of an IIS to fall, while a decline in real rates will boost the price of an IIS.

Inflation-indexed bonds issued by non-U.S. governments would be expected to be indexed to the inflation rates prevailing in those countries.

Risk Factors Relating to High Yield or “Junk” Bonds. Fixed income securities that are rated below investment grade are commonly referred to as junk bonds or high yield, high risk securities. These securities offer a higher yield than other, higher rated securities, but they carry a greater degree of risk of default or downgrade, are more volatile than investment grade securities, and are considered speculative by the major credit rating agencies. Such securities may be issued by companies that are restructuring, are smaller and less creditworthy or are more highly indebted than other companies. They may be less liquid than higher quality investments and may not be able to pay interest or ultimately to repay principal upon maturity. Discontinuation of these payments could substantially adversely affect the market value of the security. Changes in the value of these securities are influenced more by changes in the financial and business position of the issuing company than by changes in interest rates when compared to investment grade securities and involve greater risk of default or price declines than investment grade securities due to actual or perceived changes in an issuer’s creditworthiness. The Portfolios will not generally purchase “distressed” securities.

When-issued Securities. Fixed income securities may be purchased for future delivery but at a predetermined price. The market value of securities purchased on a “when-issued” basis may change before delivery; this could result in a gain or loss to the purchasing Portfolio.

Mortgage-Backed and Asset-Backed Securities. Mortgage-backed and asset-backed securities represent securities backed by loans secured by real property, personal property, or a pool of unsecured lines of credit. Mortgage-backed and asset-backed securities are sponsored by entities such as government agencies, banks, financial companies and commercial or industrial companies. They represent interests in pools of mortgages or other cash-flow producing assets such as automobile loans, credit card receivables and other financial assets. In effect, these securities “pass through” the monthly payments that individual borrowers make on their mortgages or other debt-obligations net of any fees paid to the issuers. Examples of these include guaranteed mortgage pass-through certificates, collateralized mortgage obligations (“CMOs”) and real estate mortgage investment conduits (“REMICs”). Because of their derivative structure – the fact that their value is derived from the value of the underlying assets – these securities are particularly sensitive to prepayment and extension risks noted above which can lead to significant fluctuations in the value of mortgage-backed securities. Small changes in interest or prepayment rates may cause large and sudden price movements. These securities can also become illiquid and hard to value in declining markets. Mortgage-backed and asset-backed securities involve prepayment risk because the underlying assets (loans) may be prepaid at any time. The value of these securities may also change because of actual or perceived changes in the creditworthiness of the originator, the servicing agent, the financial institution providing the credit support, the counterparty and/or the sponsoring entity. The risks of mortgage-backed securities also include (1) the credit risk associated with the performance of the underlying mortgage properties and of the borrowers owning such properties; (2) adverse economic conditions and circumstances, which are more likely to have an adverse impact on mortgage-backed securities secured by loans on certain types of commercial properties than on those secured by loans on residential properties; and (3) loss of all or part of the premium, if any, paid. Like other fixed income securities, when interest rates rise, the value of an asset-backed security generally will decline. However, when interest rates decline, the value of an asset-backed security with prepayment features may not increase as much as that of other fixed income securities. Instability in the markets for fixed income securities, particularly non-agency mortgage-backed securities, may affect the liquidity and valuation of such securities. As a result, under such circumstances, certain segments of the non-agency market may experience significantly diminished liquidity.

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Stripped mortgage securities are derivative multi-class mortgage securities. Stripped mortgage securities may be issued by agencies or instrumentalities of the U.S. Government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing. Stripped mortgage securities have greater volatility than other types of mortgage securities. Although stripped mortgage securities are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, the market for such securities has not yet been fully developed. Accordingly, stripped mortgage securities are generally illiquid. Stripped mortgage securities are structured with two or more classes of securities that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of stripped mortgage security will have at least one class receiving only a small portion of the interest and a larger portion of the principal from the mortgage assets, while the other class will receive primarily interest and only a small portion of the principal. In the most extreme case, one class will receive all of the interest (“IO” or “interest-only” class), while the other class will receive all of the principal (“PO” or “principal-only” class). The yield to maturity on IOs, POs and other mortgage-backed securities that are purchased at a substantial premium or discount generally are extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on such securities’ yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Portfolio may fail to fully recoup its initial investment in these securities even if the securities have received the highest rating by an NRSRO.

In addition, non-mortgage asset-backed securities involve certain risks not presented by mortgage-backed securities. Primarily, these securities do not have the benefit of the same security interest in the underlying collateral. Credit card receivables are generally unsecured, and the debtors are entitled to the protection of a number of state and Federal consumer credit laws. Automobile receivables are subject to the risk that the trustee for the holders of the automobile receivables may not have an effective security interest in all of the obligations backing the receivables.

Mortgage Dollar Rolls. Mortgage dollar rolls are arrangements in which a Portfolio would sell mortgage-backed securities for delivery in the current month and simultaneously contract to purchase substantially similar securities on a specified future date.

While a Portfolio would forego principal and interest paid on the mortgage-backed securities during the roll period, the Portfolio would be compensated by the difference between the current sales price and the lower price for the future purchase as well as by any interest earned on the proceeds of the initial sale. A Portfolio also could be compensated through the receipt of fee income equivalent to a lower forward price. At the time a Portfolio would enter into a mortgage dollar roll, it would set aside permissible liquid assets in a segregated account to secure its obligation for the forward commitment to buy mortgage-backed securities. Mortgage dollar roll transactions may be considered a borrowing by the Portfolios.

Floating Rate Loans and Loan Participations. The Portfolio may invest in floating rate loans and loan participations. These instruments – which include first and second lien senior floating rate loans and other floating rate debt securities – generally consist of loans made by banks and other large financial institutions to various companies and are typically senior in the borrowing companies’ capital structure. Coupon rates on these loans are most often floating, not fixed, and are tied to a benchmark lending rate (such as the London Interbank Offered Rate or “LIBOR”). Because the interest rate of floating rate loans adjusts periodically, interest rate risk is lower on floating rate loans than on fixed rate loans. Additionally, to the extent that the Portfolio invests in senior loans to non-U.S. borrowers, the Portfolio may be subject to the risks associated with any foreign investments (summarized above). The Portfolio may also acquire junior debt securities or securities with a lien on collateral lower than a senior claim on collateral. The risks associated with floating rate loans are similar to the risks of below investment grade securities although these risks are reduced when the floating rate loans are senior and secured as opposed to many high yield securities that are junior and unsecured. In addition, the value of the collateral securing the loan may decline, causing a loan to be substantially unsecured; although one lending institution will often be required to monitor the collateral. Difficulty in selling a floating rate loan may result in a loss. Borrowers may pay back principal before the scheduled due date when interest rates decline, which may require the Portfolio to replace a particular loan with a lower-yielding security. Floating rate securities are often subject to restrictions on resale which can result in reduced liquidity. There may be less extensive public information available with respect to loans than for rated, registered or exchange listed securities. The Portfolio may also invest in loan participations, by which the Portfolio has the right to receive payments of principal, interest and fees from an intermediary (typically a bank, financial institution or lending syndicate) that has a direct contractual relationship with a borrower. Absent a direct contractual relationship with the borrower, the Portfolio generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower, and a Portfolio may not benefit directly from any collateral supporting the underlying loan. As a result, the Portfolio may

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be exposed to the credit risk of both the borrower and the intermediary offering the participation. Additionally, investment in loan participation interests may result in increased exposure to financial services sector risk. The Portfolio may have difficulty disposing of loan participations as the market for such instruments is not highly liquid and may have limited or no right to vote on changes that may be made to the underlying loan agreement. The Portfolio may also purchase loan assignments from an agent bank or other member of a lending syndicate. Such investments may involve risks in addition to those noted above, for example, if a loan is foreclosed, the Portfolio could become part owner of any collateral and would bear the costs and liability associated with such ownership.

Inverse Floating Rate Municipal Obligations. Inverse floating rate municipal obligations are typically created through a division of a fixed rate municipal obligation into two separate instruments, a short-term obligation and a long-term obligation. The interest rate on the short-term obligation is set at periodic auctions. The interest rate on the long-term obligation is the rate the issuer would have paid on the fixed income obligation: (i) plus the difference between such fixed rate and the rate on the short-term obligation, if the short-term rate is lower than the fixed rate; or (ii) minus such difference if the interest rate on the short-term obligation is higher than the fixed rate. Inverse floating rate municipal obligations offer the potential for higher income than is available from fixed rate obligations of comparable maturity and credit rating. They also carry greater risks. In particular, the prices of inverse floating rate municipal obligations are more volatile, i.e., they increase and decrease in response to changes in interest rates to a greater extent than comparable fixed rate obligations.

Securities Purchased At Discount. Securities purchased at a discount, such as step-up bonds, could require the Portfolio to accrue and distribute income not yet received. If it invests in these securities, the Portfolio could be required to sell securities in its portfolio that it otherwise might have continued to hold in order to generate sufficient cash to make these distributions. Among the types of these securities in which the Portfolio may invest are zero coupon securities, which are debt securities that pay no cash income but are sold at substantial discounts from their value at maturity. Zero coupon securities tend to be subject to greater price fluctuations in response to changes in interest rates than are ordinary interest-paying debt securities with similar maturities.

About Cash Management Practices. The Portfolio may invest any portion of its assets in short-term money market instruments, or other cash equivalents, including money market funds, when the Adviser deems it appropriate to achieve the Portfolio’s investment objectives. Additionally, the Portfolio may invest in such instruments when the Portfolio’s assets are reallocated among Specialist Managers, during Specialist Manager transition periods and pending investment in appropriate longer term investments.

The Portfolio’s performance may be adversely affected to the extent that a significant portion of its assets are invested in short-term money market instruments during periods when the securities markets are increasing in value.

About Derivative Strategies. The Portfolio may, but is not obligated to, use certain strategies that involve the use of options on securities and securities indexes and options on stock index and interest rate futures contracts as well as swaps and structured notes in order to achieve its investment objectives. The Portfolio may also use forward foreign currency contracts in connection with the purchase and sale of securities denominated in foreign currencies and may use forward foreign currency contracts, foreign currency options and foreign currency futures to hedge against fluctuations in the relative value of the currencies in which securities held by the Portfolio are denominated. In anticipation of future purchases, each Specialist Manager may use Derivative Strategies to gain market exposure pending direct investment in securities.

Further information relating to the use of Derivative Strategies, as well as the limitations and risks associated with their use, appears in the Statement of Additional Information.

However, there are certain overall considerations to be aware of in connection with the use of Derivative Strategies in the Portfolio. The ability to predict the direction of the securities or currency markets and interest rates involves skills different from those used in selecting securities. Although the use of various Derivative Instruments is sometimes intended to enable the Portfolio to hedge against certain investment risks, there can be no guarantee that this objective will be achieved. For example, in the event that an anticipated change in the price of the securities (or currencies) that are the subject of the Derivative Strategy does not occur, it may be that the Portfolio would have been in a better position had it not used such a strategy at all. Moreover, even if the Specialist Manager correctly predicts interest rate or market price movements, a hedge could be unsuccessful if changes in the value of the option or futures position do not correspond to changes in the value of investments that the position was designed to hedge. Suitable hedging transactions may not be available in all circumstances.

To the extent that Derivative Strategies are used, they can disproportionately increase losses and reduce opportunities for gain when security prices, indices, currency rates or interest rates are changing in unexpected ways.

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The Portfolio may suffer losses disproportionate to the amount of its investments in these securities. Liquid markets do not always exist for certain Derivative Instruments and lack of a liquid market for any reason may prevent the Portfolio from liquidating an unfavorable position and/or make valuation of the instrument difficult to determine. In the case of an option, the option could expire before it can be sold, with the resulting loss of the premium paid by the Portfolio for the option. In the case of a futures contract, the Portfolio would remain obligated to meet margin requirements until the position is closed. In addition, options that are traded over-the-counter differ from exchange traded options in that they are two-party contracts with price and other terms negotiated between the parties. For this reason, the liquidity of these instruments may depend on the willingness of the counterparty to enter into a closing transaction. In the case of currency-related instruments, such as foreign currency options, options on foreign currency futures, and forward foreign currency contracts, it is generally not possible to structure transactions to match the precise value of the securities involved since the future value of the securities will change during the period that the arrangement is outstanding. As a result, such transactions may preclude or reduce the opportunity for gain if the value of the hedged currency changes relative to the U.S. dollar. Like over-the-counter options, such instruments are essentially contracts between the parties and the liquidity of these instruments may depend on the willingness of the counterparty to enter into a closing transaction.

About Other Permitted Instruments.

Borrowing and Lending. The Portfolio may borrow money from a bank for temporary emergency purposes and may enter into reverse repurchase agreements. A reverse repurchase agreement, which is considered a borrowing for purposes of the Investment Company Act, involves the sale of a security by the Trust and its agreement to repurchase the instrument at a specified time and price. Accordingly, the Trust will maintain a segregated account consisting of cash, U.S. government securities or high-grade, liquid obligations, maturing not later than the expiration of a reverse repurchase agreement, to cover its obligations under the agreement. Borrowings outstanding at any time will be limited to no more than one-third of the Portfolio’s total assets. To avoid potential leveraging effects of the Portfolio’s borrowings, however, additional investments will not be made while aggregate borrowings, including reverse repurchase agreements, are 5% or more of the Portfolio’s total assets. The Portfolio may lend portfolio securities to brokers, dealers and financial institutions provided that cash, or equivalent collateral, equal to at least 100% of the market value (plus accrued interest) of the securities loaned is maintained by the borrower with the lending Portfolio. During the time securities are on loan, the borrower will pay to the Portfolio any income that may accrue on the securities. The Portfolio may invest the cash collateral and earn additional income or may receive an agreed upon fee from the borrower who has delivered equivalent collateral. The Portfolio will not enter into any securities lending transaction if, at the time the loan is made, the value of all loaned securities, together with any other borrowings, equals more than one-third of the value of that Portfolio’s total assets.

Liquidity Risk. Liquidity risk is the risk that certain securities may be difficult or impossible to sell at the price that would normally prevail in the market at the time at which the Portfolio desires to sell. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Portfolio management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

Market Risk. Market risk is the risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industrial sector of the economy or the market as a whole. Finally, key information about a security or market may be inaccurate or unavailable. This is particularly relevant to investments in foreign securities.

Investments in Other Investment Companies.

The Portfolio may also acquire securities issued by other investment companies, including other portfolios of HC Capital Trust. The Portfolio may also invest in ETFs. Both mutual fund and ETF investments may offer an efficient means to achieve diversify the Portfolio’s exposure to the asset class, market sector or investment index in which the mutual fund or ETF invests. Because ETFs and mutual funds incur their own fees and expenses, the Portfolio will, indirectly bear these costs. Unlike mutual fund shares, which are valued once daily, shares in an ETF may be purchased or sold on a listed securities exchange throughout the trading day at market prices that are generally close to net asset value. The Portfolio will, however, incur brokerage commissions and related charges in connection with the purchase and sale of ETF shares.

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Disclosure of Portfolio Holdings

A complete list of the Portfolio’s holdings is publicly available on a quarterly basis through filings made with the Securities and Exchange Commission (“SEC”) on Forms N-CSR and N-Q. A description of the Portfolio’s policies and procedures with respect to disclosure of the Portfolio’s securities is provided in the Trust’s Statement of Additional Information (“SAI”).

Management of the Trust

The Board of Trustees is responsible for overseeing the business and affairs of the Trust. Day-to-day operations of the Trust are the responsibility of the Trust’s officers and various service organizations retained by the Trust. Officers and/or employees of the Adviser serve as the executive officers of the Trust and/or as members of the Board of Trustees.

HC Capital Solutions. For its services to the Portfolio, which include oversight of the services provided to the Portfolio by the various Specialist Managers, as well as the Trust administrator, custodian, transfer agent and other service providers, the Adviser is entitled to receive an annual fee of 0.05% of the Portfolio’s average net assets. The principal offices of the Adviser are located at Five Tower Bridge, 300 Barr Harbor Drive, Suite 500, West Conshohocken, PA 19428-2970. A registered investment adviser under the Investment Advisers Act of 1940, as amended, since 1988, the Adviser had, as of March 31, 2015, approximately $25.2 billion in assets under management. HC Capital Solutions is a division of Hirtle, Callaghan & Co. LLC, and wholly owned by Hirtle Callaghan Holdings, Inc., which is controlled by one of its founders, Jonathan J. Hirtle. Mr. Thomas Cowhey, CFA and Mr. Brad Conger, CFA act as portfolio managers for the Portfolio. Mr. Cowhey is the Chief Investment Strategist for the Advisor and has been with the Advisor since 2000. Mr. Conger is a Vice President at the Adviser and has been with the Adviser since December 2010. Prior to joining the Adviser, Mr. Conger spent over four years as a Director and Senior Analyst at Clearbridge Advisors.

Discussions regarding the Board of Trustees’ basis for approving the investment advisory arrangements for the Portfolio, including the investment advisory agreements with the Adviser and the Specialist Managers will appear in the Trust’s Annual Report to Shareholders dated June 30, 2015.

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Shareholder Information

Purchases and Redemptions.

Purchasing Shares of the Portfolio. Shares of the Portfolio are sold at their net asset value per share (“NAV”) next calculated after your purchase order is accepted by the Trust. Please refer to further information under the heading “Acceptance of Purchase Orders; Anti-Money Laundering Policy.”

Calculating NAV. The Portfolio’s NAV is determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally at 4:00 p.m. Eastern time, on days the NYSE is open. The NAV is calculated by adding the total value of the Portfolio’s investments and other assets attributable to HC Strategic Shares, subtracting its liabilities attributable to HC Strategic Shares and then dividing that figure by the number of outstanding HC Strategic Shares of the Portfolio:

NAV =	total assets – liabilities
number of shares outstanding

The value of the Portfolio’s investments is generally determined by current market quotations. When reliable market quotations are not readily available for any security, the fair value of that security will be determined by a committee established by the Trust’s Board of Trustees in accordance with procedures adopted by the Board of Trustees. The fair valuation process is designed to value the subject security at the price the Portfolio would reasonably expect to receive upon its current sale. Fair value pricing may be employed, for example, if the value of a security held by the Portfolio has been materially affected by an event that occurs after the close of the market in which the security is traded, in the event of a trading halt in a security for which market quotations are normally available or with respect to securities that are deemed illiquid. When this fair value pricing method is employed, the prices of securities used in the daily computation of the Portfolio’s NAV per share may differ from quoted or published prices for the same securities. Additionally, security valuations determined in accordance with the fair value pricing method may not fluctuate on a daily basis, as would likely occur in the case of securities for which market quotations are readily available. Consequently, changes in the fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued based on market quotations.

Acceptance of Purchase Orders; Anti-Money Laundering Policy. Payment for purchases of Trust shares may be made by wire transfer or by check drawn on a U.S. bank. Generally, purchases must be made in U.S. dollars. Third-party checks, cash, credit cards, credit card convenience checks, traveler’s checks, money orders and checks payable in foreign currency are not accepted. The Trust reserves the right to reject any purchase order. Purchase orders may be received by the Trust’s transfer agent on any regular business day.

If accepted by the Trust, shares of the Portfolio may be purchased in exchange for securities that are eligible for acquisition by the Portfolio. Securities accepted by the Trust for exchange and Portfolio shares to be issued in the exchange will be valued as set forth under “Calculating NAV” at the time of the next determination of net asset value after such acceptance. All dividends, interest, subscription, or other rights pertaining to such securities shall become the property of the Portfolio whose shares are being acquired and must be delivered to the Trust by the investor upon receipt from the issuer. The Trust will not accept securities in exchange for shares of the Portfolio unless such securities are, at the time of the exchange, eligible to be included or otherwise represented in the Portfolio and current market quotations are readily available for such securities. The Trust will accept such securities for investment and not for resale. A gain or loss for Federal income tax purposes will generally be realized by investors who are subject to federal taxation upon the exchange depending upon the cost of the securities exchanged. Investors interested in such exchanges should contact the Trust. Purchases of shares will be made in full and fractional shares calculated to three decimal places.

Multiple Class Portfolios. The Trust offers two classes of shares: HC Advisors Shares and HC Strategic Shares. This Prospectus provides information for the HC Strategic Shares. HC Strategic Shares are available to investors for whom the Adviser, or any affiliate of the Adviser, provides a complete program of investment advisory services.

Customer Identification Information

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person’s name appears on government lists of known or suspected terrorists and

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terrorist organizations. Accordingly, when you open an account, you will be asked for information that will allow the Trust to verify your identity, in the case of individual investors or, in the case of institutions or other entities, to verify the name, principal place of business, taxpayer identification number and similar information. The Trust may also ask you to provide other documentation or identifying information and/or documentation for personnel authorized to act on your behalf.

Identity Verification Procedures – Because the absence of face-to-face contact with customers limits the Trust’s ability to reasonably validate the authenticity of documents received from an applicant, the Trust will never rely solely upon documentary methods to verify a customer’s identity. However, documentary evidence of a customer’s identity shall be obtained in an effort to complement the non-documentary customer identification verification process whenever necessary.

Customer Information – The following information is required prior to opening an account:

a.	Name;

b.	Date of birth, for an individual;

c.	Address, which shall be:

1) For an individual, a residential or business street address;

2) For an individual who does not have a residential or business street address, an Army Post Office (APO) or Fleet Post Office (FPO) box number, or the residential or business street address of next of kin or of another contact individual; or

3) For a person other than an individual (such as a corporation, partnership, or trust), a principal place of business, local office or other physical location; and

d.	Identification Number, which shall be:

1) For a U.S. person, a taxpayer identification number; or

2) For a non-U.S. person, one or more of the following: a taxpayer identification number, passport number and country of issuance; alien identification card number; or number and country of issuance of any other government issued document evidencing nationality or residence and bearing a photograph or similar safeguard.

Customer Verification. As discussed above, the Trust also uses non-documentary methods to verify a customer’s identity, although an initial, documentary (good order) review of the Account Application and purchase instrument will also be conducted for consistency, completeness, signs of alteration or other abnormalities or deficiencies. The Trust will complete its procedures to attempt to verify the customer’s identity within five business days of opening an account. The Trust will identify customers primarily by independently verifying the customer’s identity through the comparison of information provided by the customer with information obtained from a consumer reporting agency, public database or other source.

If a customer’s identity cannot be reasonably ensured through the above verification procedures, the Trust will not open the account and the original purchase instrument will normally be returned to the customer. In the event an account was opened for a customer during the verification process, it will be closed and the proceeds will normally be returned to the customer. However, if there is evidence of fraud or other wrong doing, the customer’s account will be frozen and no proceeds or purchase instruments will be returned until the matter is resolved.

Redeeming Your Shares. You may redeem your shares in the Portfolio on any regular business day. Shares will be redeemed at the NAV next computed after receipt of your redemption order by the Trust. You will receive redemption proceeds within 7 days after receipt of your redemption order by the Trust. Redemption requests may only be postponed or suspended for longer than seven days as permitted under Section 22(e) of the Investment Company Act of 1940 (the “Investment Company Act”) if (i) the NYSE is closed for trading or trading is restricted; (ii) an emergency exists which makes the disposal of securities owned by the Fund or the fair determination of the value of the Fund’s net assets not reasonably practicable; or (iii) the SEC, by order or regulation, permits the suspension of the right of redemption. Redemption proceeds may be wired to an account that you have predesignated and which is on record with the Trust. Shares purchased by check will not be redeemed until that payment has cleared — normally, within 15 days of receipt of the check by the Trust. Redemption requests for all

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or any portion of your account with the Trust must be in writing and must be signed by the shareholder(s) named on the account or an authorized representative. If you wish to redeem shares of any Portfolio valued at $25,000 or more, each signature must be guaranteed.

Other Information about Purchases and Redemptions. Distributions are made on a per share basis regardless of how long you have owned your shares. Therefore, if you invest shortly before the distribution date, some of your investment will be returned to you in the form of a distribution. Capital gains, if any, are distributed at least annually.

The values of securities that are primarily listed on foreign exchanges may change on days when the NYSE is closed and the NAV of the Portfolio is not calculated. You will not be able to purchase or redeem your shares on days when the NYSE is closed.

The Trust may permit investors to purchase shares of the Portfolio by exchanging securities for shares of the Portfolio. This is known as an “in kind” purchase. Shares acquired in an in-kind transaction will not be redeemed until the transfer of securities to the Trust has settled – usually within 15 days following the in-kind purchase. The Trust will not accept securities in exchange for shares of the Portfolio unless: (1) such securities are eligible to be included, or otherwise represented, in the Portfolio’s investment portfolio at the time of exchange and current market quotations are readily available for such securities; (2) the investor represents and agrees that all securities offered to be exchanged are not subject to any restrictions upon their sale by the Portfolio under the Securities Act of 1933 or under the laws of the country in which the principal market for such securities exists, or otherwise; and (3) at the discretion of the Portfolio, the value of any such security (except U.S. Government securities) being exchanged, together with other securities of the same issuer owned by the Portfolio, will not exceed 5% of the net assets of the Portfolio immediately after the transaction. The Trust may also redeem shares in kind. This means that all or a portion of the redemption amount would be paid by distributing on a pro rata basis to the redeeming shareholder securities held in the Portfolio’s investment portfolio. Investors will incur brokerage charges on the sale of these portfolio securities. In-kind purchases and sales will be permitted solely at the discretion of the Trust.

The Trust does not impose investment minimums or sales charges of any kind. If your account falls below $5,000, the Trust may ask you to increase your balance. If it is still below $5,000 after 30 days, the Trust may close your account and send you the proceeds at the current NAV. Shareholders will receive notice before any account is closed for this reason. In addition, if you purchase shares of the Trust through a program of services offered by a financial intermediary, you may incur advisory fees or custody expenses in addition to those expenses described in this Prospectus. Investors should contact such intermediary for information concerning what, if any, additional fees may be charged.

Frequent purchases and redemptions of shares of a mutual fund (including activities of “market timers”) can result in the dilution in the value of Trust shares held by long-term shareholders, interference with the efficient management of a fund’s investment portfolio, and increased brokerage and administrative costs. The Board of Trustees has considered the extent to which the Portfolio may be vulnerable to such risks. While the Board of Trustees will continue to monitor the situation and may elect to adopt specific procedures designed to discourage frequent purchases and redemptions, the Board of Trustees, has determined that it is not necessary to do so at this time. This conclusion is based on the fact that investments in the Trust may be made only by investment advisory clients of the Adviser or financial intermediaries such as investment advisers, acting in a fiduciary capacity with investment discretion, that have established relationships with the Adviser and the absence of abuses in this area at any time since the commencement of the Trust’s operations.

Shareholder Reports and Inquiries. Shareholders will receive semi-annual reports containing unaudited financial statements as well as annual reports containing financial statements which have been audited by the Trust’s independent registered public accounting firm. Each shareholder will be notified annually as to the Federal tax status of distributions made by the Portfolio in which such shareholder is invested. Shareholders may contact the Trust by calling the telephone number, or by writing to the Trust at the address shown, on the back cover of this Prospectus.

Dividends and Distributions. Any income the Portfolio receives is paid out, less expenses, in the form of dividends to its shareholders. Income dividends, if any, on the Portfolio are paid on a semi-annual basis. Capital gains for the Portfolio, if any, are distributed at least annually.

Federal Taxes. The following is a summary of certain U.S. tax considerations relevant under current law, which may be subject to change in the future. Except where otherwise indicated, the discussion relates to investors who are individual U.S. citizens or residents. You should consult your tax adviser for further information regarding federal, state, local and foreign tax consequences relevant to your specific situation.

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Portfolio Distributions. Each Portfolio contemplates distributing as dividends each year all or substantially all of its taxable income, including its net capital gain (the excess of net long-term capital gain over net short-term capital loss). Except as discussed below, you will be subject to Federal income tax on Portfolio distributions regardless whether they are paid in cash or reinvested in additional shares. Portfolio distributions attributable to short-term capital gains and net investment income will generally be taxable to you as ordinary income, which may be taxed for Federal income tax purposes at a rate as high as 39.6%, except as discussed below.

Distributions attributable to the net capital gain of a Portfolio will be taxable to you as long-term capital gain, regardless of how long you have held your shares. The maximum long-term capital gain rate applicable to individuals, estates and trusts is currently 20%.

Distributions of certain “qualifying dividends” will also generally be taxable to non-corporate shareholders at a maximum rate of twenty percent (20%) (15% if the individual’s income is below a certain level), as long as certain requirements are met. In general, distributions paid by a Portfolio to individual shareholders will be qualifying dividends only to the extent they are derived from qualifying dividends earned by that Portfolio. To the extent that The Real Estate Securities Portfolio invests a significant portion of its assets in REITs (which is anticipated to be the case), distributions attributable to operating income of those REITs will generally not constitute “qualifying dividends.” Accordingly, investors in The Real Estate Securities Portfolio should anticipate that a significant portion of the dividends to them each year will be taxable at the higher rates generally applicable to ordinary income

Distributions from each Portfolio will generally be taxable to you in the taxable year in which they are paid, with one exception. Distributions declared by a Portfolio in October, November or December and paid in January of the following year are taxed as though they were paid on December 31.

You will be notified annually of the tax status of distributions to you.

For taxable years beginning after December 31, 2012, an additional 3.8% Medicare tax will be imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a Portfolio and net gains from redemptions or other taxable dispositions of Portfolio shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds certain threshold amounts.

You should note that if you purchase shares just before a distribution, the purchase price will reflect the amount of the upcoming distribution, but you will be taxed on the entire amount of the distribution received, even though, as an economic matter, the distribution simply constitutes a return of capital. This adverse tax result is known as “buying into a dividend.”

Sales or Exchanges. You will generally recognize taxable gain or loss for Federal income tax purposes on a sale, exchange or redemption of your shares in any Portfolio, including an exchange for shares of another Portfolio, based on the difference between your tax basis in the shares and the amount you receive for them. Generally, you will recognize long-term capital gain or loss if you have held your Portfolio shares for over twelve months at the time you dispose of them. (To aid in computing your tax basis, you generally should retain your account statements for the periods during which you held shares.)

Any loss realized on shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain dividends that were received on the shares. Additionally, any loss realized on a sale or redemption of shares of a Portfolio may be disallowed under “wash sale” rules to the extent the shares disposed of are replaced with other shares of the same Portfolio within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of, such as pursuant to a dividend reinvestment in shares of a Portfolio. If disallowed, the loss will be reflected in an adjustment to the basis of the shares acquired.

IRAs and Other Tax-Qualified Plans. One major exception to the foregoing tax principles is that distributions on, and sales, exchanges and redemptions of, shares held in an IRA (or other tax-qualified plan) will not be currently taxable. However, future distributions from IRAs and other tax-qualified plans (other than Roth IRAs, Roth 401(k) plans and other after-tax accounts) are usually taxed as ordinary income.

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Other Tax Exempt Investors. Tax-exempt investors will generally be exempt from federal income tax on dividends received and gains realized with respect to shares of a Portfolio. Tax-exempt investors may, however, be subject to the unrelated business income tax to the extent their investments in a Portfolio are debt-financed. Moreover, certain categories of tax-exempt investors, such as private foundations, may be subject to federal excise tax on their investment income, which would include income and gain from an investment in shares of a Portfolio.

Foreign Taxes Incurred. The Portfolio may elect to pass-through to its shareholders their pro rata share of foreign taxes that the Portfolio pays if more than 50% of the value of the assets at the close of the year consists of stock or securities of foreign corporations. If this election is made, shareholders will be: (i) required to include in their gross income (in addition to actual dividends received) their pro rata share of any foreign taxes paid by the Portfolio, and (ii) entitled to either deduct (as an itemized deduction in the case of individuals) their share of such foreign taxes in computing their taxable income or to claim a credit for such taxes against their U.S. income tax, subject to certain limitations under the Code.

Backup Withholding. A Portfolio may be required in certain cases to withhold and remit to the Internal Revenue Service a percentage of taxable dividends or gross proceeds realized upon sale payable to shareholders who have failed to provide a correct tax identification number in the manner required, or who are subject to withholding by the Internal Revenue Service for failure to properly include on their return payments of taxable interest or dividends, or who have failed to certify to the Portfolio that they are not subject to backup withholding when required to do so or that they are “exempt recipients.” The current withholding rate, as of the date of this prospectus, is 28%.

U.S. Tax Treatment of Foreign Shareholders. Nonresident aliens, foreign corporations and other foreign investors in a Portfolio will generally be exempt from U.S. federal income tax on Portfolio distributions attributable to net capital gains. The exemption may not apply, however, if the investment in a Portfolio is connected to a trade or business of the foreign investor in the United States or if the foreign investor is present in the United States for 183 days or more in a year and certain other conditions are met.

Portfolio distributions attributable to other categories of Portfolio income, such as dividends from portfolio companies, will generally be subject to a 30% withholding tax when paid to foreign shareholders. The withholding tax may, however, be reduced (and, in some cases, eliminated) under an applicable tax treaty between the United States and a shareholder’s country of residence or incorporation, provided that the shareholder furnishes the Portfolio with a properly completed Form W-8BEN to establish entitlement for these treaty benefits.

Foreign shareholders will generally not be subject to U.S. tax on gains realized on the sale, exchange or redemption of shares in the Portfolio. All foreign investors should consult their own tax advisors regarding the tax consequences in their country of residence of an investment in the Portfolio.

State and Local Taxes. You may also be subject to state and local taxes on distributions and redemptions. You should consult your tax adviser regarding the tax status of distributions in your state and locality.

More information about taxes is in the Statement of Additional Information.

Financial Highlights

There are no financial highlights for the Portfolio as it had not yet commenced operations as of the most recent financial reporting date.

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Specialist Manager Guide

This Specialist Manager Guide sets forth certain information about the Specialist Manager and the individual portfolio managers. Additional information about the Portfolio Managers’ compensation, other accounts managed, and ownership of securities in the Portfolio is available in the SAI.

Agincourt Capital Management, LLC (“Agincourt”) serves as the Specialist Manager for the Portfolio. Agincourt is a 100% employee-owned SEC registered investment adviser founded in 1999 by eight investment partners, all formerly investment professionals with Sovran Capital Management. Agincourt is headquartered at 200 South 10th Street, suite 800, Richmond, VA 23219. As of March 31, 2015, Agincourt managed assets of 5.5 billion, in fixed income portfolios for a wide range of institutional clients.

For its services to the Portfolio, Agincourt receives a fee at an annual rate of 0.12% of the average daily net assets of that portion of the Portfolio that is managed by Agincourt. During the fiscal year ended June 30, 2014, the Portfolio had not yet commenced operations.

Day-to-day investment decisions for the Portfolio are the responsibility of L.Duncan Buoyer, Managing Director and Portfolio Manager of Agincourt and B. Scott Marshall, Director and Portfolio Manager, each a member of the Agincourt Investment team. Mr. Buoyer has been Portfolio Manager with Agincourt since 1999, and is a co-owner of the firm. He joined Sovran Capital Management in 1991 and was previously a portfolio manager for C&S Investment Advisors in Atlanta, GA. Mr. Buoyer, a Chartered Financial Analyst, received a BA in Chemistry from the University of North Carolina-Chapel Hill, and an MBA from Emory University. Mr. Marshall has been Portfolio Manager with Agincourt since 1999, and is a co-owner of the firm. He joined Sovran Capital Management in 1997 and was previously an equity trader and operations specialist with Trusco Capital Management in Atlanta, GA. Mr. Marshall, a Chartered Financial Analyst, received a BBA from the University of Tennessee-Chattanooga.

Cadence Capital Management (“Cadence”) serves as a Specialist Manager for the Portfolio. Cadence is an investment adviser registered with the Securities and Exchange Commission pursuant to the Investment Advisers Act. Its headquarters are located at 265 Franklin Street, Boston, MA 02110. As of March 31, 2015, Cadence had approximately $4.7 billion in assets under management.

For its services to the Portfolio, Cadence receives a fee calculated based on the average daily net assets of that portion of the assets of the Portfolio managed by it based on the asset class in which assets of the account are invested, as set forth below. In each case, the annual rate set forth is applied to the average daily net assets of that portion of the assets allocated to the designated asset class (“Designated Assets”).

Domestic Large Cap Equity Securities at the rate of 0.09% of the net asset value of Designated Assets for the first twelve months of the Portfolio’s operations. After the first anniversary of the Portfolio’s operations at the rate of 0.12% of the net asset value of Designated Assets if the net asset value of such assets is less than $100 million; and at the rate of 0.09% of the net asset value of Designated Assets if the net asset value of such assets equals or exceeds $100 million.

Developed Markets International Equity Securities at the rate of 0.14% of the net asset value of Designated Assets for the first twelve months of the Portfolio’s operations. After the first anniversary of the Portfolio’s operations at the rate of 0.20% of the net asset value of Designated Assets if the net asset value of such assets is less than $100 million; and at the rate of 0.14% of the net asset value of Designated Assets if the net asset value of such assets equals or exceeds $100 million.

Provided that, in each case, an adjustment in the rate at which the fee is computed will be implemented: (i) on the first business day of the calendar quarter following the date on which the value of Designated Assets crosses the breakpoints set forth in the above schedule; and (ii) in the case of an increase in the rate at which the fee is computed, such increase will only be implemented in the event that the change in the net asset value of the Designated Assets is the result of net withdrawals or net redemptions from the Account during the prior quarter.

During the fiscal year ended June 30, 2014, the Portfolio had not yet commenced operations and, accordingly, Cadence received no fee from the Portfolio.

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Mr. J. Paul Dokas and Mr. Robert E. Ginsberg are primarily responsible for the day-to-day management of the portion of the Portfolio’s assets allocated to Cadence. Mr. Dokas is a Senior Portfolio Manager, Managing Director and joined Cadence in 2013. Previously, Mr. Dokas served as Director – Investments at Hirtle Callahan from November 2007 to May 2013. He holds a Bachelors of Business Administration from Loyola College, an MBA from the University of Maryland and added Chartered Financial Analyst (CFA) designation in 1987. Mr. Ginsberg is a Portfolio Manager, Managing Director and joined Cadence in 2011. Previously, Mr. Ginsberg served as a Senior Analyst at INVESCO from September 2008 to July 2011. Mr. Ginsberg was also a Managing Director and Portfolio Manager at Putnam Investments from August 2004 to January 2008. He holds a BS in Economics and an MBA, both from The Wharton School. He earned his CFA designation in 2000.

Mellon Capital Management Corporation (“Mellon Capital”) serves as a Specialist Manager for the Portfolio. Mellon Capital, which was organized as a Delaware corporation in 1983, is headquartered at 50 Fremont Street, Suite 3900, San Francisco, CA 94105. Mellon Capital is a wholly-owned indirect subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”).

For its services to the Portfolio, Mellon Capital receives a fee calculated based on the average daily net assets of that portion of the assets of the Portfolio managed by it based on the asset class in which assets of the account are invested, as set forth below. In each case, the annual rate set forth is applied to the average daily net assets of that portion of the assets allocated to the designated asset class (“Designated Assets”).

Domestic Large Cap Equity Securities at the rate of 0.09% of the net asset value of Designated Assets for the first twelve months of the Portfolio’s operations. After the first anniversary of the Portfolio’s operations at the rate of 0.12% of the net asset value of Designated Assets if the net asset value of such assets is less than $100 million; and at the rate of 0.09% of the net asset value of Designated Assets if the net asset value of such assets equals or exceeds $100 million.

Domestic Small and Mid Cap Equity Securities at the rate of 0.12% of the net asset value of Designated Assets.

Developed Markets International Equity Securities at the rate of 0.14% of the net asset value of Designated Assets for the first twelve months of the Portfolio’s operations. After the first anniversary of the Portfolio’s operations at the rate of 0.20% of the net asset value of Designated Assets if the net asset value of such assets is less than $100 million; and at the rate of 0.14% of the net asset value of Designated Assets if the net asset value of such assets equals or exceeds $100 million.

Emerging Markets International Equity Securities at the rate of 0.18% of the net asset value of Designated Assets.

Provided that, in each case, where an adjustment mat be required, such adjustment in the rate at which the fee is computed will be implemented: (i) on the first business day of the calendar quarter following the date on which the value of Designated Assets crosses the breakpoints set forth in the above schedule; and (ii) in the case of an increase in the rate at which the fee is computed, such increase will only be implemented in the event that the change in the net asset value of the Designated Assets is the result of net withdrawals or net redemptions from the Account during the prior quarter.

During the fiscal year ended June 30, 2014, the Portfolio had not yet commenced operations and, accordingly, Mellon Capital received no fee from the Portfolio.

The Portfolio Managers for the Portfolio are: Karen Wong, William Cazalet, Ronald Gala and Kristin Crawford

Karen Q. Wong, CFA is a Managing Director and Head of Equity Portfolio Management at Mellon Capital. She has an M.B.A. and B.S. from San Francisco State University. Ms. Wong has 15 years of investment experience and joined MCM in 2000.

William Cazalet, CAIA is a Managing Director and Head of Active Equity Strategies at Mellon Capital. He has an M.S.M from Stanford University Graduate School of Business and an M.A. from Cambridge University. Mr. Cazalet has 21 years of investment experience and joined Mellon Capital in 2013. Mr. Cazalet manages the entire team of portfolio managers and researchers for all U.S. and international active equity strategies.

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Ronald Gala, CFA is a Managing Director and Senior Portfolio Manager for the Active Equity Strategies. Mr. Gala has 29 years of investment experience and has been with Mellon Capital and Mellon Equity Associates, LLP, a predecessor firm, since 1993. He is a member and past president of the CFA Society of Pittsburgh and a member of the CFA Institute. He has an M.B.A. from the University of Pittsburgh and a B.S. from Duquesne University.

Kristin Crawford is a Director and Senior Portfolio Manager for the Active Equity Strategies. Ms. Crawford has 21 years of investment experience and has been with Mellon Capital and Franklin Portfolio Associates, a predecessor firm, since 2000. She has an M.B.A. from Suffolk University and a B.S. from Smith College. Prior to joining Mellon Capital, she was a vice president and portfolio manager at Franklin Portfolio Associates.

As of March 31, 2015, Mellon Capital had assets under management totaling approximately $400.4 billion, which includes overlay strategies.

Parametric Portfolio Associates LLC (“Parametric”) serves as Specialist Manager for the Portfolio. Parametric is a majority-owned subsidiary of Eaton Vance Corporation (“Eaton Vance”). Eaton Vance through its wholly owned affiliates Eaton Vance Acquisitions (“EVA”) and EVA Holdings LLC, maintains voting control of Parametric and Profit and Capital interests of 92% and 97%, respectively. Parametric Portfolio LP (“PPLP”), maintains an indirect Profit and Capital ownership interest in Parametric of 8% and 3%, respectively. The business address of Eaton Vance, EVA and EVA Holdings, LLC is Two International Place, Boston, MA 02110. The business address of Parametric and PPLP is 1918 Eighth Ave, Seattle, WA 98101. As of March 31, 2015, Parametric and its subsidiary had approximately $143.1 billion in assets under management.

For its services to the Portfolio, Parametric receives a fee, calculated daily and payable monthly in arrears, at the annual rate of 0.15% of the first $50 million of the Combined Liquidity Assets (as defined below); 0.10% of the next $100 million of the Combined Liquidity Assets and 0.05% on Combined Liquidity Assets over $150 million. The term “Combined Liquidity Assets” means the sum of the net assets of that portion of each of the Portfolios allocated to Parametric from time-to-time in their Liquidity Strategy. Parametric is also be entitled to receive a flat fee of $10,000 per year from the Portfolio, provided that 1/12 of such fee will be waived with respect to each calendar month during which no assets of the Portfolio were allocated to Parametric for investment in their Liquidity Strategy. During the fiscal year ended June 30, 2014, the Portfolio had not yet commenced operations.

Mr. Justin Henne, Mr. Clint Talmo and Mr. Jason Nelson are primarily responsible for the day-to-day management of the portion of the Portfolio’s assets allocated to Parametric. As Managing Director – Customized Exposure Management, Mr. Henne leads the investment team responsible for the implementation and enhancement of Parametric’s Customized Exposure Management product. Mr. Henne joined Parametric upon Parametric’s acquisition of The Clifton Group Investment Management Company (“Clifton”) in 2012, and prior to that acquisition was employed by Clifton since 2004. Mr. Henne holds a BA in Financial Management from the University of St. Thomas. He is a CFA charterholder and a member of the CFA Society of Minnesota. . Mr. Talmo is responsible for designing, trading, and managing overlay portfolios with an emphasis on options and OTC swaps. Prior to joining Parametric in 2014, Clint was a Partner at Aerwulf Asset Management from 2012 to 2014. Prior to that, he worked for Interlachen Capital Group and EBF & Associates where his responsibilities at each firm included research, trading, and portfolio management. He earned a B.S. in Finance from the University of Colorado. He is a CFA charterholder and a member of the CFA Society of Minnesota. Mr. Nelson is an Assistant Portfolio Manager at Parametric. Prior to joining Parametric in 2014, Mr. Nelson worked for Marquette Asset Management from 2012 to 2014, where his responsibilities included asset allocation, equity research, and trading, and before that time worked as an Investment Analyst at Clifton. Mr. Nelson earned a B.S. in Economics and Finance from Minnesota State University, Mankato. He is a CFA charterholder and a member of the CFA Society of Minnesota

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HC Capital Trust

For More Information:

For more information about any of the portfolios of HC Capital Trust, including the Portfolio, please refer to the following documents, each of which is available without charge from the Trust:

Annual and Semi-Annual Reports (“Shareholder Reports”)/Form N-Q:

The Trust’s annual and semi-annual reports to shareholders contain additional information on the Trust’s investments. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the performance of the several portfolios during the Trust’s last fiscal year. In addition, the portfolios file their complete portfolio schedule as of the end of their first and third fiscal quarters with the SEC on Form N-Q. A discussion regarding the Board of Trustees basis for approval of the HC Capital Agreements and for approval of the Specialist Managers advisory agreements is available in the Trust’s annual report dated June 30, 2015.

Statement of Additional Information (“SAI”):

The SAI provides more detailed information about the Trust, including its operations and the investment policies of its several portfolios. A description of the Trust’s policies and procedures regarding the release of portfolio holdings information is also available in the SAI. It is incorporated by reference into, and is legally considered a part of, this Prospectus.

To obtain copies of Shareholder Reports or the SAI, free of charge:

Contact the Trust at HC Capital Trust, Five Tower Bridge, 300 Barr Harbor Drive, Suite 500,

West Conshohocken, PA 19428-2970 (or call 800-242-9596)

Other Resources:

You can also review and copy Shareholder Reports, Form N-Q and the SAI at the Public Reference Room of the SEC. Information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090. Text-only copies of these documents are also available from the SEC’s website at http://www.sec.gov or for a fee, by writing the Public Reference Section, Securities and Exchange Commission, Washington, D.C. 20549-0102, by calling 202-551-8090, or by electronic request to: publicinfo@sec.gov. You can also obtain these items from the Trust’s website at http://www.hccapitalsolutions.com.

Investment Company Act File No. 811-08918.

STATEMENT OF ADDITIONAL INFORMATION

JULY 1, 2015

HC CAPITAL TRUST

THE ESG GROWTH PORTFOLIO

FIVE TOWER BRIDGE, 300 BARR HARBOR DRIVE, SUITE 500

WEST CONSHOHOCKEN, PA 19428-2970

This Statement of Additional Information is designed to supplement information contained in the Prospectuses relating to The ESG Growth Portfolio (the “Portfolio”) of the HC Capital Trust (“Trust”). The Trust is an open-end, series, management investment company registered under the Investment Company Act of 1940, as amended (“Investment Company Act”). HC Capital Solutions serves as the overall investment adviser to the Trust under the terms of a discretionary investment advisory agreement. It generally oversees the services provided to the Trust. HC Capital Solutions is a separate operating division of Hirtle Callaghan & Co., LLC (the “Adviser”). This document although not a Prospectus, is incorporated by reference in its entirety in the Trust’s Prospectuses relating to the Portfolio and should be read in conjunction with the Trust’s Prospectuses dated July 1, 2015. A copy of those Prospectuses is available by contacting the Trust at (800) 242-9596.

Ticker Symbol
The ESG Growth Portfolio	HCESX
HC Strategic Shares

The ESG Growth Portfolio	HCSGX
HC Advisors Shares

This Statement of Additional Information does not contain all of the information set forth in the registration statement filed by the Trust with the Securities and Exchange Commission (“SEC”) under the Securities Act of 1933. Copies of the registration statement may be obtained at a reasonable charge from the SEC or may be examined, without charge, at its offices in Washington, D.C.

The date of this Statement of Additional Information is July 1, 2015.

Statement of Additional Information Heading	Page	Corresponding Prospectus Heading
Management of the Trust	3	Management of the Trust
Further Information About the Trust’s Investment Policies	10	Investment Risks and Strategies
Investment Restrictions	29	Investment Risks and Strategies
Additional Purchase and Redemption Information	31	Shareholder Information
Portfolio Transactions and Valuation	31	Shareholder Information
Additional Information about the Portfolio Managers	33	Specialist Manager Guide
Dividends, Distributions and Taxes	37	Shareholder Information
History of the Trust and Other Information	39	Management of Trust
Proxy Voting	40	N/A
Independent Registered Public Accounting Firm and Financial Statements	42	Financial Highlights
Ratings Appendix	43	N/A

MANAGEMENT OF THE TRUST

GOVERNANCE. The Trust’s Board of Trustees (“Board”) currently consists of five members. A majority of the members of the Board are individuals who are not “interested persons” of the Trust within the meaning of the Investment Company Act; in the discussion that follows, these Board members are referred to as “Independent Trustees.” The remaining Board member is a senior officer of the Adviser and is thus considered an “interested person” of the Trust for purposes of the Investment Company Act. This Board member is referred to as an “Affiliated Trustee.” Each Trustee serves until the election and qualification of his or her successor, unless the Trustee sooner resigns or is removed from office.

Day-to-day operations of the Trust are the responsibility of the Trust’s officers, each of whom is elected by, and serves at the pleasure of, the Board. The Board is responsible for the overall supervision and management of the business and affairs of the Trust and of each of the Trust’s separate investment portfolios (each, a “Portfolio” and collectively, the “Portfolios”), including the selection and general supervision of those investment advisory organizations (“Specialist Managers”) retained by the Trust to provide portfolio management services to the respective Portfolios. The Board also may retain new Specialist Managers or terminate particular Specialist Managers, if the Board deems it appropriate to do so in order to achieve the overall objectives of the Portfolio involved. More detailed information regarding the Trust’s use of a multi-manager structure appears in this Statement of Additional Information under the heading “Management of the Trust: Multi-Manager Structure.”

OFFICERS AND AFFILIATED TRUSTEE. The table below sets forth certain information about the Trust’s Affiliated Trustee, as well as its executive officers.

NAME, ADDRESS, AND AGE	POSITION(S) HELD WITH TRUST	TERM OF OFFICE; TERM SERVED IN OFFICE	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN	OTHER DIRECTORSHIPS HELD BY TRUSTEE**
Robert J. Zion* Five Tower Bridge, 300 Barr Harbor Drive, W. Conshohocken, PA 19428 Born: 1961	Trustee; President	Indefinite; Trustee since 4/30/07; President since 6/12/2012	Mr. Zion is currently the Chief Operating Officer, Secretary and a Principal of the Adviser. He has been with the Adviser for more than the past five years.	21	None

Colette Bergman Five Tower Bridge, 300 Barr Harbor Drive, W. Conshohocken, PA 19428 Born: 1970	Vice President & Treasurer	Indefinite; Since 6/12/2012	Ms. Bergman is currently a Vice President of the Adviser. She has been with the Adviser for more than 5 years.	21	N/A

Guy Talarico Alaric Compliance Services, LLC 150 Broadway, Suite 302 New York, NY 10038 Born: 1955	Chief Compliance Officer	Indefinite; Since 4/25/2013	Mr. Talarico is the founder and CEO of Alaric Compliance Services LLC and has been since the company’s inception in 2004.	21	N/A

Curtis Barnes Citi Fund Services 3435 Stelzer Road Columbus, OH 43219 Born: 1953	Secretary	Indefinite; Since 6/05/14	Mr. Barnes is a Senior Vice President and has been with Citi Fund Services Ohio, Inc. since June 1995.	21	N/A

*	Mr. Zion may be deemed to be an “interested person,” of the Adviser as that term is defined by the Investment Company Act, as a result of his past or present positions with the Adviser or its affiliates.
**	The information in this column relates only to directorships in companies required to file certain reports with the SEC under the various federal securities laws.

INDEPENDENT TRUSTEES. The following table sets forth certain information about the Independent Trustees.

NAME, ADDRESS, AND AGE	POSITION(S) HELD WITH TRUST	TERM OF OFFICE; TERM SERVED IN OFFICE	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN	OTHER DIRECTORSHIPS HELD BY TRUSTEE*
Jarrett Burt Kling Five Tower Bridge, 300 Barr Harbor Drive, W. Conshohocken, PA 19428 Born: 1943	Trustee	Indefinite; Since 7/20/95	For more than the past five years Mr. Kling has been a managing director of CBRE Clarion Securities, LLC, a registered investment adviser.	21	None

Harvey G. Magarick Five Tower Bridge, 300 Barr Harbor Drive, W. Conshohocken, PA 19428 Born: 1939	Trustee	Indefinite; Since 7/01/04	Mr. Magarick is retired. Prior to June 3, 2004, he was a partner in the accounting firm of BDO Seidman, LLP.	21	Atlas Resources LP

R. Richard Williams Five Tower Bridge, 300 Barr Harbor Drive, W. Conshohocken, PA 19428 Born: 1945	Trustee	Indefinite; Since 7/15/99	Since 2000, Mr. Williams has been the owner of Seaboard Advisers (consulting services).	21	Franklin Square Energy and Power Fund

Richard W. Wortham, III Five Tower Bridge, 300 Barr Harbor Drive, W. Conshohocken, PA 19428 Born: 1938	Trustee	Indefinite; Since 7/20/95	Mr. Wortham is currently the President of The Wortham Foundation and has been a Trustee for more than the past five years.	21	Oncor Electric Delivery Company LLC

*	The information in this column relates only to directorships in companies required to file certain reports with the SEC under the various federal securities laws.

The Independent Trustees identified in the table above have served together on the Trust’s Board for 10 years. Taken as a whole, the Board represents a broad range of business and investment experience, as well as professional skills. Mr. Magarick has extensive experience in public accounting, tax and internal controls and was previously a Partner with BDO Seidman, LLP. Mr. Kling, who holds a B. S. from the Wharton School of The University of Pennsylvania, has over 40 years of experience in investment management and as a co-founder of CBRE Clarion Securities, LLC, has extensive experience in the distribution of investment products. Mr. Williams brings to the Board the experience of a long term business owner, having founded, owned and operated a company that became, during his tenure, the country’s largest distributor of certain industrial equipment, as well as a market leader in pharmaceutical, commercial construction and other business segments. Mr. Wortham has over three decades of executive management experience, having served as a Trustee of The Wortham Foundation, a private philanthropic foundation with assets of approximately $260 million. He is also a life trustee of the Museum of Fine Arts Houston, serving on the executive, finance, investment and audit committees, and is a director of a large electrical transmission and distribution company. The Affiliated Trustee, Mr. Zion, was a certified public accountant with Coopers & Lybrand LLP prior to joining the Hirtle Callaghan organization, has served in executive capacities with companies affiliated with Hirtle Callaghan & Co., LLC for more than ten years.

COMMITTEES OF THE BOARD OF TRUSTEES. The Board has established two committees to assist the Trustees in fulfilling their oversight responsibilities.

The Nominating Committee is responsible for the nomination of individuals to serve as Independent Trustees. The Nominating Committee, whose members consist of all of the Independent Trustees, did not meet during the fiscal year ended June 30, 2014. The Nominating Committee will consider persons submitted by security holders for nomination to the Board. Recommendations for consideration by the Nominating Committee should be sent to the Secretary of the Trust in writing, together with appropriate biographical information concerning each such proposed nominee, at the principal executive office of the Trust. When evaluating individuals for recommendation for Board membership, the Nominating Committee considers the candidate’s knowledge of the mutual fund industry, educational background and experience and the extent to which such experience and background would enable the Board to maintain a diverse mix of skills and qualifications. Additionally, the entire Board annually performs a self-assessment with respect to its current members, which includes a review of their backgrounds, professional experience, qualifications and skills.

The Audit Committee is responsible for overseeing the audit process and the selection of independent registered public accounting firms for the Trust, as well as providing assistance to the full Board in fulfilling its responsibilities as they relate to fund accounting, tax compliance and the quality and integrity of the Trust’s financial reports. The Audit Committee, whose members consist of all of the Independent Trustees, held 5 meetings during the fiscal year ended June 30, 2014. Mr. Magarick currently serves as the Audit Committee Chairman.

Compliance and Risk Oversight Process. The Trustees overall responsibility for identifying and overseeing the operational, business and investment risks inherent in the operation of the Trust is handled by the Board as a whole and by the Board’s Audit Committee, particularly with respect to accounting matters. To assist them in carrying out their oversight responsibilities, the Trustees receive, in connection with each of the Board’s regular quarterly meetings, regular reports from the Trust’s Administrator with respect to portfolio compliance, fund accounting matters and matters relating to the computation of the Trust’s net asset value per share. The Trustees also receive reports, at least quarterly, from the Trust’s Chief Compliance Officer or “CCO.” These reports, together with presentations provided to the Board at its regular meetings and regular compliance conference calls among the Advisor, the CCO and the Chair of the Board’s Audit Committee held each month in which there is not a quarterly Board meeting, are designed to keep the Board informed with respect to the effectiveness of the Trust’s overall compliance program including compliance with stated investment strategies, and to help ensure that the occurrence of any event or circumstance that may have a material adverse effect on the Trust are brought promptly to the attention of the Board and that appropriate action is taken to mitigate any such adverse effect. Additionally, the full Board annually receives a report from the Trust’s CCO and both the full Board and, at the discretion of the Independent Trustees, the Independent Trustees separately meet with the CCO for the purpose of discussing the extent to which the Trust’s overall compliance program is reasonably designed to detect and prevent violations of the federal securities laws and assessing the effectiveness of the overall compliance program. Additionally, both the Board and the Audit Committee meet at least annually with the Trust’s independent public accounting firm. As indicated above, the Audit Committee is comprised solely of Independent Trustees and the Audit Committee and its Chair are regular participants in the compliance and risk oversight process. To date, the Board has not found it necessary to specifically identify a “lead trustee” or to elect, as the Board’s Chairman, an Independent Trustee, although the Board reserves the right to do so in the future.

COMPENSATION ARRANGEMENTS. Since January 1, 2015, each of the Independent Trustees has been entitled to receive from the Trust a fee of (i) $72,500 per year; (ii) an additional $10,000 for each regular and special in person Board meeting attended by him (regardless of whether attendance is in person or by telephone), plus reimbursement for reasonable out-of-pocket expenses incurred in connection with his attendance at such meetings; (iii) $2,500 for each Audit Committee Meeting attended in person or telephonically and (iv) $2,500 per each regular and special telephonic meeting attended by him, plus reimbursement for reasonable out-of-pocket expenses incurred in connection with his attendance at such meetings. Committee Chairs receive an additional $10,000 annual fee. The Affiliated Trustee and the Trust’s officers receive no compensation from the Trust for performing the duties of their respective offices. The table below shows the aggregate compensation received from the Trust by each of the Independent Trustees during the fiscal year ending June 30, 2014 (excluding reimbursed expenses).

NAME	AGGREGATE COMPENSATION FROM TRUST	PENSION RETIREMENT BENEFITS FROM TRUST	ESTIMATED BENEFITS UPON RETIREMENT FROM TRUST	TOTAL COMPENSATION FROM TRUST
Jarrett Burt Kling	$122,500	none	none	$122,500
Harvey G. Magarick	$132,500	none	none	$132,500
R. Richard Williams	$122,500	none	none	$122,500
Richard W. Wortham, III	$122,500	none	none	$122,500

TRUSTEE OWNERSHIP OF SECURITIES OF HC CAPITAL TRUST. The table below sets forth the extent of each Trustee’s beneficial interest in shares of the Portfolios as of March 31, 2015. For purposes of this table, beneficial interest includes any direct or indirect pecuniary interest in securities issued by the Trust and includes shares of any of the Trust’s Portfolios held by members of a Trustee’s immediate family. As of March 31, 2015, all of the officers and trustees of the Trust own, in the aggregate, less than one percent of the outstanding shares of the respective Portfolios of the Trust; officers and Trustees of the Trust may, however, be investment advisory clients of the Adviser and shareholders of the Trust.

	ROBERT J. ZION*	JARRETT BURT KLING	HARVEY G. MAGARICK	R. RICHARD WILLIAMS	RICHARD W. WORTHAM, III**
The Value Equity Portfolio	e	c	e	e	a
The Institutional Value Equity Portfolio	e	a	d	d	a
The Growth Equity Portfolio	e	d	e	e	a
The Institutional Growth Equity Portfolio	e	a	e	e	a
The Small Capitalization—Mid Capitalization Equity Portfolio	c	b	c	e	a
The Institutional Small Capitalization—Mid Capitalization Equity Portfolio	e	a	c	c	a
The Real Estate Securities Portfolio	a	a	a	e	a
The Commodity Returns Strategy Portfolio	d	c	e	e	a
The International Equity Portfolio	e	d	e	e	a
The Institutional International Equity Portfolio	e	a	e	e	a
The Emerging Markets Portfolio	e	c	e	e	a
The Core Fixed Income Portfolio	a	a	e	a	a
The Fixed Income Opportunity Portfolio	a	a	e	a	a
The U.S. Government Fixed Income Securities Portfolio	a	a	a	a	a
The Inflation Protected Securities Portfolio	a	a	a	a	a
The U.S. Corporate Fixed Income Securities Portfolio	a	a	a	a	a
The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio	a	a	a	a	a
The Short-Term Municipal Bond Portfolio	a	a	c	a	a
The Intermediate Term Municipal Bond Portfolio	c	c	e	a	a
The Intermediate Term Municipal Bond II Portfolio	a	a	c	a	a
AGGREGATE DOLLAR RANGE OF TRUST SHARES	e	e	e	e	a

NOTE:

a = None

b = $1 - $10,000

c = $10,001 - $50,000

d = $50,001 - $100,000

e = Over $100,000

*	Mr. Zion is also a trustee of a Revocable Trust which held shares as of March 31, 2015 of between $10,001-$50,000 in The Intermediate Term Municipal Bond Portfolio, between $50,000 and $100,000 in The Commodity Returns Strategy Portfolio and also over $100,000 in each of The Value Equity Portfolio, The Growth Equity Portfolio, The International Equity Portfolio, and The Emerging Markets Portfolio. Mr. Zion disclaims beneficial ownership of the Trust.
**	Mr. Wortham serves as a trustee for the Wortham Foundation which held shares as of March 31, 2015 of over $100,000 in each of The Emerging Markets Portfolio, The Fixed Income Opportunity Portfolio, The Institutional Value Equity Portfolio, The Institutional Growth Equity Portfolio, The Institutional Small Capitalization—Mid Capitalization Equity Portfolio and The Institutional International Equity Portfolio. Mr. Wortham has no beneficial interest in the Foundation.

MULTI-MANAGER STRUCTURE. As noted in the Prospectus, the Portfolio is authorized to, and does, operate on a “multi-manager” basis. This means that a single Portfolio may be managed by more than one Specialist Manager. In selecting Specialist Managers, the Adviser seeks to identify and retain Specialist Managers who are expected to achieve superior investment records and to provide the Portfolio access to a range of investment styles and strategies, implemented on a day-to-day basis by independent investment advisory organizations expert in them. The Adviser is responsible for monitoring the performance of each of the Specialist Managers individually and in the context of the Portfolio’s overall effort to achieve its investment objectives. The Adviser is also responsible for determining the appropriate allocation of the Portfolio’s assets among the Specialist Managers. The Adviser may increase or decrease the allocation to a Specialist Manager at any time and allocations may vary between zero percent (0%) and one hundred percent (100%) of the Portfolio’s assets managed by a particular Specialist Manager at any given time. The Adviser may also recommend to the Board of Trustees the termination of a particular Specialist Managers or the engagement of new Specialist Managers when, in the Adviser’s judgment, doing so would be of assistance in achieving the Portfolio’s investment objective. The Board is responsible for making decisions with respect to the engagement and/or termination of Specialist Managers based on a continuing quantitative and qualitative evaluation of their skills and proven abilities in managing assets pursuant to specific investment styles. While superior performance is regarded as the ultimate goal, short-term performance by itself is not a significant factor in selecting or terminating Specialist Managers. From time to time, the Adviser may recommend, and the Board may consider, terminating the services of a Specialist Manager. The criteria for termination may include, but are not limited to, the following: (a) departure of key personnel from the Specialist Manager’s firm; (b) acquisition of the Specialist Manger by a third party; (c) change in or departure from investment style, or (d) prolonged poor performance.

The Board’s authority to retain Specialist Managers is subject to the provisions of Section 15(a) of the Investment Company Act. Section 15(a) prohibits any person from serving as an investment adviser to a registered investment company unless the written contract has been approved by the shareholders of that company. Rule 15a-4 under the Investment Company Act, however, provides for an exception from the provisions of Section 15(a). The rule permits an adviser to provide advisory services to an investment company before shareholder approval is obtained pursuant to the terms of an interim agreement in the event that a prior advisory contract is terminated by action of such company’s board; in such case, a new contract must be approved by such shareholders within 150 days of the effective date of the interim agreement, or such interim agreement will terminate. The Trust has relied upon the provisions of Rule 15a-4 from time to time, as more fully discussed in this Statement of Additional Information under the heading “Management of the Trust: Investment Advisory Arrangements.” Additionally, the Trust has received an order from the SEC that exempts the Trust from the provisions of Section 15(a) and certain related provisions of the Investment Company Act under certain circumstances. This order permits the Trust to enter into portfolio management agreements with Specialist Managers upon the approval of the Board but without submitting such contracts for the approval of the shareholders of the relevant Portfolio. The shareholders of each Portfolio have approved this structure. Unless otherwise permitted by law, the Board will not act in reliance upon such order with respect to any new Portfolio unless the approval of the shareholders of that Portfolio is first obtained. The SEC has proposed a rule that, if adopted, would provide relief from Section 15(a) similar to that currently available only by SEC order. The Board may consider relying upon this rule, if adopted, in connection with the Trust’s multi-manager structure.

Allocation of Assets Among Specialist Managers. The Adviser is responsible for determining the level of assets that will be allocated among the Specialist Managers in the Portfolio. The Adviser and the Trust’s officers monitor the performance of both the overall Portfolio and of each Specialist Manager and, from time to time, may make changes in the allocation of assets to the Specialist Managers that serve the Portfolio. For example, a reallocation may be made in the event that a Specialist Manager experiences variations in performance as a result of factors or conditions that affect the particular universe of securities emphasized by that investment manager, as a result of personnel changes within the manager’s organization or in connection with the engagement of an additional Specialist Manager for the Portfolio.

INVESTMENT ADVISORY ARRANGEMENTS. The services provided to the Trust by the Adviser and by the various Specialist Managers are governed under the terms of written agreements, in accordance with the requirements of the Investment Company Act. Each of these agreements is described below.

The HC Capital Agreement. The services provided to the Portfolio by the Adviser, described above and in the Prospectus, are governed under the terms of a written agreement with the Trust (“HC Capital Agreement”).

The HC Capital Agreement provides for an initial term of two years. Thereafter, the HC Capital Agreement remains in effect from year to year so long as such continuation is approved, at a meeting called for the purpose of voting on such continuance, at least annually (i) by the vote of a majority of the Board or the vote of the holders of a majority of the outstanding securities of the Trust within the meaning of Section 2(a)(42) of the Investment Company Act; and (ii) by a majority of the Independent Trustees, by vote cast in person. The HC Capital Agreement may be terminated at any time, without penalty, either by the Trust or by the Adviser, upon sixty days written notice and will automatically terminate in the event of its assignment as defined in the Investment Company Act. The HC Capital Agreement permits the Trust to use the logos and/or trademarks of the Adviser. In the event, however, that the HC Capital Agreement is terminated, the Adviser has the right to require the Trust to discontinue any references to such logos and/or trademarks and to change the name of the Trust as soon as is reasonably practicable. The HC Capital Agreement further provides that the Adviser will not be liable to the Trust for any error, mistake of judgment or of law, or loss suffered by the Trust in connection with the matters to which the HC Capital Agreement relates (including any action of any officer of the Adviser or employee in connection with the service of any such officer or employee as an officer of the Trust), whether or not any such action was taken in reliance upon information provided to the Trust by the Adviser, except losses that may be sustained as a result of willful misfeasance, reckless disregard of its duties, bad faith or gross negligence on the part of the Adviser.

The HC Capital Agreement related to the Portfolio was most recently approved by the Portfolio’s shareholders on June 30, 2015 and by the Trust’s Board on March 10, 2015.

Portfolio Management Contracts with Specialist Managers. The provision of portfolio management services by the various Specialist Managers is governed by individual investment advisory contracts (each, a “Portfolio Management Contract”) between the relevant Specialist Manager and the Trust. Each of the Portfolio Management Contracts includes a number of similar provisions. Each Portfolio Management Contract provides that the named Specialist Manager will, subject to the overall supervision of the Board, provide a continuous investment program for the assets of the Portfolio to which such contract relates, or that portion of such assets as may be, from time, to time allocated to such Specialist Manager. Under their respective contracts, each Specialist Manager is responsible for the provision of investment research and management of all investments and other instruments and the selection of brokers and dealers through which securities transactions are executed. Each of the contracts provides that the named Specialist Manager will not be liable to the Trust for any error of judgment or mistake of law on the part of the Specialist Manager, or for any loss sustained by the Trust in connection with the purchase or sale of any instrument on behalf of the named Portfolio, except losses that may be sustained as a result of willful misfeasance, reckless disregard of its duties, bad faith or gross negligence on the part of the named Specialist Manager. Each of the Portfolio Management Contracts provides that it will remain in effect for an initial period of two years and then from year to year so long as such continuation is approved, at a meeting called to vote on such continuance, at least annually: (i) by the vote of a majority of the Board or the vote of the holders of a majority of the outstanding securities of the Trust within the meaning of Section 2(a)(42) of the Investment Company Act; and (ii) by a majority of the Independent Trustees, by vote cast in person, and further, that the contract may be terminated at any time, without penalty, either by the Trust or by the named Specialist Manager, in each case upon sixty days’ written notice. Each of the Portfolio Management Contracts provides that it will automatically terminate in the event of its assignment, as that term is defined in the Investment Company Act.

The Portfolio Management Contracts with the Specialist Managers related to the Portfolio were most recently approved by the Portfolio’s shareholders on June 30, 2015 and by the Trust’s Board as noted in the table below.

INVESTMENT ADVISORY FEES: Under the HC Capital Agreement, the Adviser receives a fee from the Portfolio, calculated at an annual rate of 0.05% of the Portfolio’s average daily net assets. Because the Portfolio described in this Statement of Additional Information had not yet commenced operations as of the date of this Statement of Additional Information, the Adviser did not receive any fees from the Portfolio in any of the Trust’s last three fiscal years.

SPECIALIST MANAGER FEES. In addition to the fees paid by the Trust to the Adviser, the Portfolio pays a fee to its Specialist Managers. The Specialist Managers receive a fee based on a specified percentage of that portion of the Portfolio’s assets allocated to that Specialist Manager. These fees are calculated at the following rates for each Specialist Manager (in each case, the annual rate set forth is applied to the average daily net assets of that portion of the assets allocated to the designated asset class (“Designated Assets”)):

Agincourt Capital Management, LLC (“Agincourt”) Approved by the Board on June 9, 2015	0.12% of the average daily net assets of that portion of the Portfolio that is managed by Agincourt.
Cadence Capital Management (“Cadence”) Approved by the Board on March 10, 2015

Domestic Large Cap Equity Securities at the rate of 0.09% of the net asset value of Designated Assets for the first twelve months of the Portfolio’s operations. After the first anniversary of the Portfolio’s operations at the rate of 0.12% of the net asset value of Designated Assets if the net asset value of such assets is less than $100 million; and at the rate of 0.09% of the net asset value of Designated Assets if the net asset value of such assets equals or exceeds $100 million.

Developed Markets International Equity Securities at the rate of 0.14% of the net asset value of Designated Assets for the first twelve months of the Portfolio’s operations. After the first anniversary of the Portfolio’s operations at the rate of 0.20% of the net asset value of Designated Assets if the net asset value of such assets is less than $100 million; and at the rate of 0.14% of the net asset value of Designated Assets if the net asset value of such assets equals or exceeds $100 million.

Provided that, in each case, an adjustment in the rate at which the fee is computed will be implemented: (i) on the first business day of the calendar quarter following the date on which the value of Designated Assets crosses the breakpoints set forth in the above schedule; and (ii) in the case of an increase in the rate at which the fee is computed, such increase will only be implemented in the event that the change in the net asset value of the Designated Assets is the result of net withdrawals or net redemptions from the Account during the prior quarter.

Mellon Capital Management Corporation (“Mellon Capital”) Approved by the Board on March 10, 2015

Domestic Large Cap Equity Securities at the rate of 0.09% of the net asset value of Designated Assets for the first twelve months of the Portfolio’s operations. After the first anniversary of the Portfolio’s operations at the rate of 0.12% of the net asset value of Designated Assets if the net asset value of such assets is less than $100 million; and at the rate of 0.09% of the net asset value of Designated Assets if the net asset value of such assets equals or exceeds $100 million.

Domestic Small and Mid Cap Equity Securities at the rate of 0.12% of the net asset value of Designated Assets.

Developed Markets International Equity Securities at the rate of 0.14% of the net asset value of Designated Assets for the first twelve months of the Portfolio’s operations. After the first anniversary of the Portfolio’s operations at the rate of 0.20% of the net asset value of Designated Assets if the net asset value of such assets is less than $100 million; and at the rate of 0.14% of the net asset value of Designated Assets if the net asset value of such assets equals or exceeds $100 million.

Emerging Markets International Equity Securities at the rate of 0.18% of the net asset value of Designated Assets.

Provided that, in each case, where an adjustment mat be required, such adjustment in the rate at which the fee is computed will be implemented: (i) on the first business day of the calendar quarter following the date on which the value of Designated Assets crosses the breakpoints set forth in the above schedule; and (ii) in the case of an increase in the rate at which the fee is computed, such increase will only be implemented in the event that the change in the net asset value of the Designated Assets is the result of net withdrawals or net redemptions from the Account during the prior quarter.

Parametric Portfolio Associates, LLC (“Parametric”) Approved by the Board on June 9, 2015	0.15% of the first $50 million of the Combined Liquidity Assets (as defined below); 0.10% of the next $100 million of the Combined Liquidity Assets and 0.05% on Combined Liquidity Assets over $150 million. The term “Combined Liquidity Assets” means the sum of the net assets of that portion of each of the Portfolios allocated to Parametric from time-to-time in their Liquidity Strategy. Parametric is also be entitled to receive a flat fee of $10,000 per year from the Portfolio, provided that 1/12 of such fee will be waived with respect to each calendar month during which no assets of the Portfolio were allocated to Parametric for investment in their Liquidity Strategy.

Because the Portfolio described in this Statement of Additional Information has not yet commenced operations as of the date of this Statement of Additional Information, the Specialist Managers did not receive any fees from the Portfolio in any of the Trust’s last three fiscal years.

ADMINISTRATION, DISTRIBUTION, AND RELATED SERVICES. Citi Fund Services Ohio, Inc. (“Citi”), 3435 Stelzer Road, Columbus, Ohio 43219 has been retained, pursuant to a separate Administrative Services Contract with the Trust, to serve as the Trust’s administrator. Citi performs similar services for mutual funds other than the Trust. Citi is owned by Citibank, N.A. Citibank, N.A. and its affiliated companies are wholly owned subsidiaries of Citigroup Inc., a publicly held company (NYSE: C).

Services performed by Citi include: (a) general supervision of the operation of the Trust and coordination of services performed by the various service organizations retained by the Trust; (b) regulatory compliance, including the compilation of information for documents and reports furnished to the SEC and corresponding state agencies; and (c) assistance in connection with the preparation and filing of the Trust’s registration statement and amendments thereto. Citi or its affiliates also serve as the Trust’s accounting agent and receives fees for such services. For its services, Citi receives a single all-inclusive fee (“Omnibus Fee”). The Omnibus Fee, which is computed daily and paid monthly in arrears, is calculated at an annual rate of 0.0506% of the Portfolio’s average daily net assets up to $6 billion; 0.0047% of the Portfolio’s average daily net assets between $6 billion and $12 billion, and 0.0276% of the Portfolios’ average daily net assets in excess of $12 billion.

Because the Portfolio described in this Statement of Additional Information had not yet commenced operations as of the date of this Statement of Additional Information, Citi did not receive any fees from the Portfolio in any of the Trust’s last three fiscal years.

Under a Compliance Services Agreement between the Trust and Citi, Citi provides infrastructure and support in implementing the written policies and procedures comprising the Trust’s compliance program. This includes providing support services to the Chief Compliance Officer (“CCO”), and assisting in preparing or providing documentation for the Trust’s CCO to deliver to the Board.

SunGard Investor Services LLC (“SunGard”) serves as the Trust’s Transfer Agent pursuant to an agreement approved by the Board on March 10, 2015. SunGard is a wholly-owned subsidiary of SunGard Investment Systems LLC. SunGard will receive, for performing the services listed under its agreement, a fee, which is paid monthly, calculated at an annual rate of: 0.0034% of the Portfolio’s average daily net assets up to $6 billion; 0.0003% of the Portfolio’s average daily net assets between $6 billion and $12 billion, and 0.0019% of the Portfolio’s average daily net assets in excess of $12 billion. The offices of the Transfer Agent are located at 3435 Stelzer Road, Columbus, Ohio 43219.

Unified Financial Securities, Inc. (“Unified”) serves as the Trust’s principal underwriter pursuant to an agreement approved by the Board on March 11, 2014. Unified is a wholly-owned subsidiary of Huntington Bancshares, Inc. Because shares of the Trust’s Portfolios are available only to clients of the Adviser and financial intermediaries that have established a relationship with the Adviser, the services to be provided by Unified are limited. Unified will receive an annual fee of $50,000 for performing the services listed under its agreement. The offices of the principal underwriter are located at 2960 North Meridian St., Suite 300, Indianapolis, IN, 46208. None of Unified’s duties under its agreement are primarily intended to result in the sale of Trust shares.

Alaric Compliance Services LLC (“Alaric”), 800 Third Ave., 11th Floor, New York, NY, 10022 provides CCO services to the Trust and its Portfolios pursuant to a Compliance Services Agreement. Alaric makes an Alaric employee available to serve as the CCO for the Trust. The CCO develops the reports for the Board, makes findings and conducts reviews pertaining to the Trust’s compliance program and related policies and procedures of the Trust’s service providers.

State Street Bank and Trust Company is the Trust’s custodian. The custodian is responsible for the safekeeping of the domestic and foreign assets of each of the Trust’s Portfolios. The custodian is compensated at the rate of 0.01% of the first $2 billion, 0.0075% of the next $3 billion, and 0.005% of the assets in excess of $5 billion of the Trust’s domestic assets, 0.0225% of the Trust’s foreign assets in developed countries. With respect to securities from emerging markets, the custodian is compensated at rates ranging from 0.07% to 0.50% depending upon the particular market in question. The offices of the custodian are located at State Street Financial Center, 1 Lincoln Street, Boston, MA 02111.

HC Advisors Shares Marketing and Service Plan. Under the Trust’s Marketing and Service Plan (the “12b-1” Plan), the Trust can pay to the Adviser a fee of up to 0.25% annually of the average daily net assets attributable to HC Advisors Shares. The fee is not tied exclusively to actual expenses incurred by the Adviser in performing the services set forth below and the fee may exceed such expenses. The Plan Fee shall be calculated daily based upon the average daily net assets of each Portfolio attributable to such Portfolio’s HC Advisors Shares, and such fee shall be charged only to such HC Advisors Shares.

The fee is intended to compensate the Adviser for expenses associated with the (i) oversight and coordination of those organizations, including the Administrator, Transfer Agent, Fund Accounting Agent and principal underwriter (collectively, “Service Organizations”) retained by the Trust in connection with the distribution of shares of the HC Advisors Shares to Third Party Institutions that will, in turn, hold shares of one or more of the HC Advisors Shares for the benefit of their Discretionary Clients; and (ii) the provision of shareholder services to such Third Party Institutions. Such oversight, coordination and shareholder services may include, but are not limited to, the following: (1) services associated with the provision of prospectuses, statements of additional information, any supplements thereto and shareholder reports relating to the HC Advisors Shares and to be provided to Third Party Institutions; (2) obtaining information and providing explanations to Third Party Institutions (and, if requested to do so by a Third Party Institution that would be permitted to acquire shares of the HC Advisors Shares and if acceptable to the Adviser, to Discretionary Clients of such institutions) regarding the investment objectives and policies of the respective Portfolios, as well as other information appropriate information about the HC Advisors Shares and the Portfolios; (3) coordination and oversight of the accounting and record-keeping processes as they relate to the HC Advisors Shares and responding to inquiries from Third Party Institutions that are holder of record of shares of HC Advisors Shares through “f/b/o” or “omnibus accounts” and coordination of administrative services for the HC Advisors Shares (e.g. in connection with proxy solicitations; distribution of periodic shareholders reports); and compliance with applicable regulations as they related to HC Advisors Shares (e.g. Rule 22c-2 and anti-money laundering procedures); (4) any other activity that the Board determines is primarily intended to result in the sale of shares of HC Advisors Shares or to provide appropriate services to a Third Party Institution.

The 12b-1 Plan was approved by the Board on December 10, 2009 but has not been operational at any point since that time. Accordingly, no payments under the 12b-1 Plan have ever been made by the Trust.

FURTHER INFORMATION ABOUT THE TRUST’S INVESTMENT POLICIES

The following discussion supplements the prospectus discussion of the investment risks associated with the types of investments in which the Portfolio is entitled to invest. The table below summarizes these investments. The table is, however, only a summary list and is qualified in its entirety by the more detailed discussion included in the Prospectuses and in this Statement of Additional Information.

Investment Instrument/Strategy
ADRs, EDRs and GDRs	X
Agencies	*
Asset-Backed Securities	X
Cash Equivalents	X
Collateralized Mortgage Obligations	X
Commercial Paper	X
Commodity-Linked Derivatives	-

Investment Instrument/Strategy
Common Stock	X
Convertibles	X
Corporates	X
Depositary Receipts	X
Emerging Markets Securities	X
Floaters	*
Foreign Currency	X
Foreign Equity (US $)	X
Foreign Equity (non-US $)	X
Foreign Fixed-Income Securities	X
Forwards	X
Futures	X
High Yield Debt Securities	X
Investment Companies	X
Investment Grade Debt Securities	X
Money Market Funds	X
Mortgage-Backed Securities	X
Mortgage Securities	X
Municipals	-
Options	X
Preferred Stock	X
REITs	X
Repurchase Agreements	*
Reverse Repurchase Agreements	*
Rights	X
Securities Lending	X
Short Sales	**
Step-Up Bonds	-
Stripped Mortgage-Backed Securities	X
Structured Notes	X
Swaps	X
TIPS	-
U.S. Governments	X
Warrants	X
When-Issued Securities	X
Yankees and Eurobonds	X
Zero Coupon Agencies	-

x	Allowable investment
-	Not an allowable investment
*	Money market instruments for cash management or temporary purposes
**	For hedging purposes

FOREIGN INVESTMENTS.

FOREIGN SECURITIES AND FOREIGN GOVERNMENT SECURITIES. American Depositary Receipts (“ADRs”) are dollar-denominated receipts generally issued in registered form by domestic banks that represent the deposit with the bank of a security of a foreign issuer. ADRs are publicly traded on U.S. exchanges and in the over-the-counter markets. Generally, they are issued in registered form, denominate in U.S. dollars, and designed for use in the U.S. securities markets. The Portfolio is permitted to invest in ADRs. Additionally, the Portfolio may invest in European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”). EDRs are similar to ADRs but are issued and traded in Europe. Both EDRs and GDRs may be issued in bearer form and denominated in currencies other than U.S. dollars, and are generally designed for use in securities markets outside the U.S. For purposes of the Trust’s investment policies, ADRs, EDRs and GDRs are deemed to have the same classification as the underlying securities they represent. Thus, an ADR, EDR or GDR representing ownership of common stock will be treated as common stock. ADR, EDR or GDR programs may be sponsored or unsponsored. The depositary receipts are securities that demonstrate ownership interests in a security or pool of securities that have been placed with a ‘depository.’ These depositary receipts may be sponsored or unsponsored. Depositary receipts may or may not be denominated in the same currency as the underlying securities. Unsponsored programs are subject to certain risks. In contrast to sponsored programs, where the foreign issuer of the underlying security works with the depository institution to ensure a centralized source of information about the underlying company, including any annual or other similar reports to shareholders, dividends and other corporate actions, unsponsored programs are based on a service agreement between the depository institution and holders of ADRs, EDRs or GDRs issued by the program; thus, investors bear expenses associated with certificate transfer, custody and dividend payments. In addition, there may be several depository institutions involved in issuing unsponsored ADRs, EDRs or GDRs for the same underlying issuer. Such duplication may lead to market confusion because there would be no central source of information for buyers, sellers and intermediaries, and delays in the payment of dividends and information about the underlying issuer or its securities could result. For other depositary receipts, the depository may be foreign or a U.S. entity, and the underlying securities may have a foreign or U.S. issuer.

The foreign government securities in which the Portfolio may invest generally consist of debt obligations issued or guaranteed by national, state or provincial governments or similar political subdivisions. Foreign government securities also include debt securities of supranational entities. Such securities may be denominated in other currencies. Foreign government securities also include mortgage-related securities issued or guaranteed by national, state or provincial governmental instrumentalities, including quasi-governmental agencies. The Portfolio may invest in foreign government securities in the form of ADRs as described above.

CURRENCY RELATED INSTRUMENTS. As indicated in the Prospectuses, the Portfolio may use forward foreign currency exchange contracts and currency swap contracts in connection with permitted purchases and sales of securities of non-U.S. issuers. The Portfolio may, consistent with its investment objectives and policies, use such contracts as well as certain other currency related instruments to reduce the risks associated with the types of securities in which it is authorized to invest and to hedge against fluctuations in the relative value of the currencies in which securities it holds are denominated. The following discussion sets forth certain information relating to forward currency contracts, currency swaps, and other currency related instruments, together with the risks that may be associated with their use. Currency positions are not considered to be an investment in a foreign government for industry concentration purposes.

ABOUT CURRENCY TRANSACTIONS AND HEDGING. The Portfolio is authorized to purchase and sell options, futures contracts and options thereon relating to foreign currencies and securities denominated in foreign currencies. Such instruments may be traded on foreign exchanges, including foreign over-the-counter markets. Transactions in such instruments may not be regulated as effectively as similar transactions in the United States, may not involve a clearing mechanism and related guarantees, and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities. The value of such positions also could be adversely affected by: (i) foreign political, legal and economic factors; (ii) lesser availability than in the United States of data on which to make trading decisions; (iii) delays in the Portfolio’s ability to act upon economic events occurring in foreign markets during non-business hours in the United States; and (iv) lesser trading volume. Foreign currency exchange transactions may be entered into for the purpose of hedging against foreign currency exchange risk arising from the Portfolio’s investment or anticipated investment in securities denominated in foreign currencies. Options relating to foreign currencies may also be purchased or sold to increase exposure to a foreign currency or to shift foreign currency exposure from one country to another.

FOREIGN CURRENCY OPTIONS AND RELATED RISKS. The Portfolio may take positions in options on foreign currencies to hedge against the risk of foreign exchange rate fluctuations on foreign securities the Portfolio holds in its portfolio or intends to purchase. For example, if the Portfolio were to enter into a contract to purchase securities denominated in a foreign currency, it could effectively fix the maximum U.S. dollar cost of the securities by purchasing call options on that foreign currency. Similarly, if the Portfolio held securities denominated in a foreign currency and anticipated a decline in the value of that currency against the U.S. dollar, it could hedge against such a decline by purchasing a put option on the currency involved. The markets in foreign currency options are relatively new, and the Portfolio’s ability to establish and close out positions in such options is subject to the maintenance of a liquid secondary market. There can be no assurance that a liquid secondary market will exist for a particular option at any specific time. In addition, options on foreign currencies are affected by all of those factors that influence foreign exchange rates and investments generally. The quantities of currencies underlying option contracts represent odd lots in a market dominated by transactions between banks, and as a result extra transaction costs may be incurred upon exercise of an option. There is no systematic reporting of last sale information for foreign currencies or any regulatory requirement that quotations be firm or revised on a timely basis. Quotation information is generally representative of very large transactions in the interbank market and may not reflect smaller transactions where rates may be less favorable. Option markets may be closed while round-the-clock interbank currency markets are open, and this can create price and rate discrepancies.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS AND CURRENCY SWAPS. To the extent indicated in the Prospectuses, the Portfolio may use forward contracts and swaps to protect against uncertainty in the level of future exchange rates in connection with specific transactions or for hedging purposes. For example, when the Portfolio enters into a contract for the purchase or sale of a security denominated in a foreign currency, or when the Portfolio anticipates the receipt in a foreign currency of dividend or interest payments on a security that it holds, the Portfolio may desire to “lock in” the U.S. dollar price of the security or the U.S. dollar equivalent of the payment, by entering into a forward contract or swap for the purchase or sale of the foreign currency involved in the underlying transaction in exchange for a fixed amount of U.S. dollars or foreign currency. This may serve as a hedge against a possible loss resulting from an adverse change in the relationship between the currency exchange rates during the period between the date on which the security is purchased or sold, or on which the payment is declared, and the date on which such payments are made or received. The Portfolio may also use forward or swap contracts in connection with specific transactions. In addition, they may use such contracts to lock in the U.S. dollar value of those positions, to increase the Portfolio’s exposure to foreign currencies that the Specialist Manager believes may rise in value relative to the U.S. dollar or to shift the Portfolio’s exposure to foreign currency fluctuations from one country to another. For example, when the Specialist Manager believes that the currency of a particular foreign country may suffer a substantial decline relative to the U.S. dollar or another currency, it may enter into a forward or swap contract to sell the amount of the former foreign currency approximating the value of some or all of the portfolio securities held by the Portfolio that are denominated in such foreign currency. This investment practice generally is referred to as “cross-hedging.”

The precise matching of the forward or swap contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward or swap contract is entered into and the date it matures. Accordingly, it may be necessary for the Portfolio to purchase additional foreign currency on the spot (i.e., cash) market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the Portfolio is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security if its market value exceeds the amount of foreign currency the Portfolio is obligated to deliver. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Forward and swap contracts involve the risk that anticipated currency movements will not be accurately predicted, causing the Portfolio to sustain losses on these contracts and transaction costs. The Portfolio may enter into forward or swap contracts or maintain a net exposure to such contracts only if: (1) the consummation of the contracts would not obligate the Portfolio to deliver an amount of foreign currency in excess of the value of the Portfolio’s securities and other assets denominated in that currency; or (2) the Portfolio maintains cash, U.S. government securities or other liquid securities in a segregated account in an amount which, together with the value of all the portfolio’s securities denominated in such currency, equals or exceeds the value of such contracts.

At or before the maturity date of a forward or swap contract that requires the Portfolio to sell a currency, the Portfolio may either sell a portfolio security and use the sale proceeds to make delivery of the currency or retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which the Portfolio will obtain, on the same maturity date, the same amount of the currency that it is obligated to deliver. Similarly, the Portfolio may close out a forward or swap contract requiring it to purchase a specified currency by entering into another contract entitling it to sell the same amount of the same currency on the maturity date of the first contract. As a result of such an offsetting transaction, the Portfolio would realize a gain or a loss to the extent of any change in the exchange rate between the currencies involved between the execution dates of the first and second contracts. The cost to the Portfolio of engaging in forward or swap contracts varies with factors such as the currencies involved, the length of the contract period and the prevailing market conditions. Because forward and swap contracts are usually entered into on a principal basis, no fees or commissions are involved. The use of forward or swap contracts does not eliminate fluctuations in the prices of the underlying securities the Portfolio owns or intends to acquire, but it does fix a rate of exchange in advance. In addition, although forward and swap contracts limit the risk of loss due to a decline in the value of the hedged currencies, they also limit any potential gain that might result should the value of the currencies increase.

Although the Portfolio values its assets daily in terms of U.S. dollars, the Portfolio does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. The Portfolio may convert foreign currency from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Portfolio at one rate, while offering a lesser rate of exchange should the Portfolio desire to resell that currency to the dealer.

DERIVATIVES.

OPTIONS. To the extent indicated in the Prospectuses, the Portfolio may, consistent with its investment objectives and policies, use options on securities and securities indexes to achieve its investment objectives, reduce the risks associated with the types of securities in which it is authorized to invest and/or in anticipation of future purchases, including to achieve market exposure, pending direct investment in securities. The Portfolio may use options only in a manner consistent with its investment objective and policies and may not invest more than 10% of its total assets in option purchases. The Portfolio may invest in options on individual securities, baskets of securities or particular measurements of value or rate (an “index”), such as an index of the price of treasury securities or an index representative of short-term interest rates. Such options may be traded on an exchange or in the over-the-counter (“OTC”) markets. OTC options are subject to greater credit and liquidity risk. See “Additional Risk Factors of OTC Options.” The following discussion sets forth certain information relating to the types of options that the Portfolio may use, together with the risks that may be associated with their use.

ABOUT OPTIONS ON SECURITIES. A call option is a short-term contract pursuant to which the purchaser of the option, in return for a premium, has the right to buy the security underlying the option at a specified price at any time during the term of the option. The writer of the call option, who receives the premium, has the obligation, upon exercise of the option during the option period, to deliver the underlying security against payment of the exercise price. A put option is a similar contract that gives its purchaser, in return for a premium, the right to sell the underlying security at a specified price during the term of the option. The writer of the put option, who receives the premium, has the obligation, upon exercise of the option during the option period, to buy the underlying security at the exercise price. Options may be based on a security, a securities index or a currency. Options on securities are generally settled by delivery of the underlying security whereas options on a securities index or currency are settled in cash.

OPTIONS ON SECURITIES INDICES. Options on securities indices may be used in much the same manner as options on securities. Index options may serve as a hedge against overall fluctuations in the securities markets or market sectors, rather than anticipated increases or decreases in the value of a particular security. Thus, the effectiveness of techniques using stock index options will depend on the extent to which price movements in the securities index selected correlate with price movements of the Portfolio. Options on stock indices are settled exclusively in cash.

OPTION PURCHASES. Call options on securities may be purchased in order to fix the cost of a future purchase. In addition, call options may be used as a means of participating in an anticipated advance of a security on a more limited risk basis than would be possible if the security itself were purchased. In the event of a decline in the price of the underlying security, use of this strategy would serve to limit the amount of loss, if any, to the amount of the option premium paid. Conversely, if the market price of the underlying security rises and the call is exercised or sold at a profit, that profit will be reduced by the amount initially paid for the call.

Put options may be purchased in order to hedge against a decline in market value of a security held by the Portfolio. The put effectively guarantees that the underlying security can be sold at the predetermined exercise price, even if that price is greater than the market value at the time of exercise. If the market price of the underlying security increases, the profit realized on the eventual sale of the security will be reduced by the premium paid for the put option. Put options may also be purchased on a security that is not held by the Portfolio in anticipation of a price decline in the underlying security. In the event the market value of such security declines below the designated exercise price of the put, the Portfolio would then be able to acquire the underlying security at the market price and exercise its put option, thus realizing a profit. In order for this strategy to be successful, however, the market price of the underlying security must decline so that the difference between the exercise price and the market price is greater than the option premium paid.

OPTION WRITING. Call options may be written (sold) by the Portfolio. Generally, calls will be written only when, in the opinion of one of the Portfolio’s Specialist Managers, the call premium received, plus anticipated appreciation in the market price of the underlying security up to the exercise price of the call, will be greater than the appreciation in the price of the underlying security.

Put options may also be written. This strategy will generally be used when it is anticipated that the market value of the underlying security will remain higher than the exercise price of the put option or when a temporary decrease in the market value of the underlying security is anticipated and, in the view of the Portfolio’s Specialist Manager, it would not be appropriate to acquire the underlying security. If the market price of the underlying security rises or stays above the exercise price, it can be expected that the purchaser of the put will not exercise the option and a profit, in the amount of the premium received for the put, will be realized by the writer of the put. However, if the market price of the underlying security declines or stays below the exercise price, the put option may be exercised and the Portfolio will be obligated to purchase the underlying security at a price that may be higher than its current market value. All option writing strategies will be employed only if the option is “covered.” For this purpose, “covered” means that, so long as the Portfolio is obligated as the writer of a call option, it will (1) own the security underlying the option; or (2) hold on a share-for-share basis a call on the same security, the exercise price of which is equal to or less than the exercise price of the call written. In the case of a put option, the Portfolio will (1) maintain cash or cash equivalents in an amount equal to or greater than the exercise price; or (2) hold on a share-for share basis, a put on the same security as the put written provided that the exercise price of the put held is equal to or greater than the exercise price of the put written.

RISK FACTORS RELATING TO THE USE OF OPTIONS STRATEGIES. The premium paid or received with respect to an option position will reflect, among other things, the current market price of the underlying security, the relationship of the exercise price to the market price, the historical price volatility of the underlying security, the option period, supply and demand, and interest rates. Moreover, the successful use of options as a hedging strategy depends upon the ability to forecast the direction of market fluctuations in the underlying securities, or in the case of index options, in the market sector represented by the index selected.

Under normal circumstances, options traded on one or more of the several recognized options exchanges may be closed by effecting a “closing purchase transaction,” (i.e., by purchasing an identical option with respect to the underlying security in the case of options written and by selling an identical option on the underlying security in the case of options purchased). A closing purchase transaction will effectively cancel an option position, thus permitting profits to be realized on the position, to prevent an underlying security from being called from, or put to, the writer of the option or, in the case of a call option, to permit the sale of the underlying security. A profit or loss may be realized from a closing purchase transaction, depending on whether the overall cost of the closing transaction (including the price of the option and actual transaction costs) is less or more than the premium received from the writing of the option. It should be noted that, in the event a loss is incurred in a closing purchase transaction, that loss may be partially or entirely offset by the premium received from a simultaneous or subsequent sale of a different call or put option. Also, because increases in the market price of an option will generally reflect increases in the market price of the underlying security, any loss resulting from a closing purchase transaction is likely to be offset in whole or in part by appreciation of the underlying security held. Options will normally have expiration dates between three and nine months from the date written. The exercise price of the options may be below, equal to, or above the current market values of the underlying securities at the time the options are written. Options that expire unexercised have no value. Unless an option purchased by the Portfolio is exercised or a closing purchase transaction is effected with respect to that position, a loss will be realized in the amount of the premium paid.

To the extent that the Portfolio writes a call option on a security it holds in its portfolio and intends to use such security as the sole means of “covering” its obligation under the call option, the Portfolio has, in return for the premium on the option, given up the opportunity to profit from a price increase in the underlying security above the exercise price during the option period, but, as long as its obligation under such call option continues, has retained the risk of loss should the price of the underlying security decline. If the Portfolio were unable to close out such a call option, the Portfolio would not be able to sell the underlying security unless the option expired without exercise.

ADDITIONAL RISK FACTORS OF OTC OPTIONS. Certain instruments traded in OTC markets, including indexed securities and OTC options, involve significant liquidity and credit risks. The absence of liquidity may make it difficult or impossible for the Portfolio to sell such instruments promptly at an acceptable price. In addition, lack of liquidity may also make it more difficult for the Portfolio to ascertain a market value for the instrument. The Portfolio will only acquire an illiquid OTC instrument if the agreement with the counterparty contains a formula price at which the contract can be sold or terminated or if on each business day, the Specialist Manager anticipates that at least one dealer quote is available.

Instruments traded in OTC markets are not guaranteed by an exchange or clearing organization and generally do not require payment of margin. To the extent that the Portfolio has unrealized gains in such instruments or has deposited collateral with its counterparty, the Portfolio is at risk that its counterparty will become bankrupt or otherwise fail to honor its obligations. The Portfolio will attempt to minimize these risks by engaging in transactions with counterparties who have significant capital or who have provided the Portfolio with a third party guarantee or credit enhancement.

FUTURES CONTRACTS AND RELATED INSTRUMENTS. To the extent indicated in the Prospectuses, the Portfolio may use futures contracts and options on futures contracts. The following discussion sets forth certain information relating to the types of futures contracts that the Portfolio may use, together with the risks that may be associated with their use. A portion of the Portfolio may invest directly in futures contracts and options on futures contracts to attempt to achieve the Portfolio’s investment objective without investing directly in the underlying the futures contracts

ABOUT FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS. A futures contract is a bilateral agreement pursuant to which one party agrees to make, and the other party agrees to accept, delivery of the specified type of security or currency called for in the contract at a specified future time and at a specified price. In practice, however, contracts relating to financial instruments or currencies are closed out through the use of closing purchase transactions before the settlement date and without delivery or the underlying security or currency. In the case of futures contracts based on a securities index, the contract provides for “delivery” of an amount of cash equal to the dollar amount specified multiplied by the difference between the value of the underlying index on the settlement date and the price at which the contract was originally fixed.

STOCK INDEX FUTURES CONTRACTS. The Portfolio may sell stock index futures contracts in anticipation of a general market or market sector decline that may adversely affect the market values of securities held. To the extent that securities held correlate with the index underlying the contract, the sale of futures contracts on that index could reduce the risk associated with a market decline. Where a significant market or market sector advance is anticipated, the purchase of a stock index futures contract may afford a hedge against not participating in such advance at a time when the Portfolio is not fully invested. This strategy would serve as a temporary substitute for the purchase of individual stocks which may later be purchased in an orderly fashion. Generally, as such purchases are made, positions in stock index futures contracts representing equivalent securities would be liquidated.

FUTURES CONTRACTS ON DEBT SECURITIES. Futures contracts on debt securities, often referred to as “interest rate futures,” obligate the seller to deliver a specific type of debt security called for in the contract, at a specified future time. A public market now exists for futures contracts covering a number of debt securities, including long-term U.S. Treasury bonds, ten-year U.S. Treasury notes, and three-month U.S. Treasury bills, and additional futures contracts based on other debt securities or indices of debt securities may be developed in the future. Such contracts may be used to hedge against changes in the general level of interest rates. For example, a Portfolio may purchase such contracts when it wishes to defer a purchase of a longer-term bond because short-term yields are higher than long-term yields. Income would thus be earned on a short-term security and minimize the impact of all or part of an increase in the market price of the long-term debt security to be purchased in the future. A rise in the price of the long-term debt security prior to its purchase either would be offset by an increase in the value of the contract purchased by the Portfolio or avoided by taking delivery of the debt securities underlying the futures contract. Conversely, such a contract might be sold in order to continue to receive the income from a long-term debt security, while at the same time endeavoring to avoid part or all of any decline in market value of that security that would occur with an increase in interest rates. If interest rates did rise, a decline in the value of the debt security would be substantially offset by an increase in the value of the futures contract sold.

OPTIONS ON FUTURES CONTRACTS. An option on a futures contract gives the purchaser the right, in return for the premium, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put) at a specified price at any time during the period of the option. The risk of loss associated with the purchase of an option on a futures contract is limited to the premium paid for the option, plus transaction cost. The seller of an option on a futures contract is obligated to a broker for the payment of initial and variation margin in amounts that depend on the nature of the underlying futures contract, the current market value of the option, and other futures positions held by the Portfolio. Upon exercise of the option, the option seller must deliver the underlying futures position to the holder of the option, together with the accumulated balance in the seller’s futures margin account that represents the amount by which the market price of the underlying futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option involved. If an option is exercised on the last trading day prior to the expiration date of the option, settlement will be made entirely in cash equal to the difference between the exercise price of the option and the value at the close of trading on the expiration date.

RISK CONSIDERATIONS RELATING TO FUTURES CONTRACTS AND RELATED INSTRUMENTS. Participants in the futures markets are subject to certain risks. Positions in futures contracts may be closed out only on the exchange on which they were entered into (or through a linked exchange): no secondary market exists for such contracts. In addition, there can be no assurance that a liquid market will exist for the contracts at any particular time. Most futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit. It is possible that futures contract prices could move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses. In such event, and in the event of adverse price movements, the Portfolio would be required to make daily cash payments of variation margin. In such circumstances, an increase in the value of that portion of the securities being hedged, if any, may partially or completely offset losses on the futures contract.

As noted above, there can be no assurance that price movements in the futures markets will correlate with the prices of the underlying securities positions. In particular, there may be an imperfect correlation between movements in the prices of futures contracts and the market value of the underlying securities positions being hedged. In addition, the market prices of futures contracts may be affected by factors other than interest rate changes and, as a result, even a correct forecast of interest rate trends might not result in a successful hedging strategy. If participants in the futures market elect to close out their contracts through offsetting transactions rather than by meeting margin deposit requirements, distortions in the normal relationship between debt securities and the futures markets could result. Price distortions could also result if investors in the futures markets opt to make or take delivery of the underlying securities rather than engage in closing transactions because such trend might result in a reduction in the liquidity of the futures market. In addition, an increase in the participation of speculators in the futures market could cause temporary price distortions.

The risks associated with options on futures contracts are similar to those applicable to all options and are summarized above under the heading “Hedging Through the Use of Options: Risk Factors Relating to the Use of Options Strategies.” In addition, as is the case with futures contracts, there can be no assurance that (1) there will be a correlation between price movements in the options and those relating to the underlying securities; (2) a liquid market for options held will exist at the time when the Portfolio may wish to effect a closing transaction; or (3) predictions as to anticipated interest rate or other market trends on behalf of the Portfolio will be correct.

MARGIN AND SEGREGATION REQUIREMENTS APPLICABLE TO FUTURES RELATED TRANSACTIONS. When a purchase or sale of a futures contract is made by the Portfolio, the Portfolio is required to deposit with its custodian (or broker, if legally permitted) a specified amount of cash or U.S. government securities (“initial margin”). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract which is returned to the Portfolio upon termination of the contract, assuming all contractual obligations have been satisfied. The Portfolio expects to earn interest income on its initial margin deposits. A futures contract held by the Portfolio is valued daily at the official settlement price of the exchange on which it is traded. Each day the Portfolio pays or receives cash, called “variation margin,” equal to the daily change in value of the futures contract. This process is known as “marking to market.” Variation margin does not represent a borrowing or loan by the Portfolio but is instead a settlement between the Portfolio and the broker of the amount one would owe the other if the futures contract expired. In computing daily net asset value, the Portfolio will value its open futures positions at market.

The Portfolio will not enter into a futures contract or an option on a futures contract if, immediately thereafter, the aggregate initial margin deposits relating to such positions plus premiums paid by it for open futures option positions, less the amount by which any such options are “in-the-money,” would exceed 5% of the Portfolio’s total assets. A call option is “in-the-money” if the value of the futures contract that is the subject of the option exceeds the exercise price. A put option is “in-the-money” if the exercise price exceeds the value of the futures contract that is the subject of the option.

When purchasing a futures contract, the Portfolio will maintain, either with its custodian bank or, if permitted, a broker, and will mark-to-market on a daily basis, cash, U.S. government securities, or other highly liquid securities that, when added to the amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract. Alternatively, the Portfolio may “cover” its position by purchasing a put option on the same futures contract with a strike price as high as or higher than the price of the contract held by the Portfolio. When selling a futures contract, the Portfolio will similarly maintain liquid assets that, when added to the amount deposited with a futures commission merchant as margin, are equal to the market value of the instruments underlying the contract. Alternatively, the Portfolio may “cover” its position by owning the instruments underlying the contract (or, in the case of an index futures contract, the Portfolio with a volatility substantially similar to that of the index on which the futures contract is based), or by holding a call option permitting the Portfolio to purchase the same futures contract at a price no higher than the price of the contract written by the Portfolio (or at a higher price if the difference is maintained in liquid assets with the Trust’s custodian).

When selling a call option on a futures contract, the Portfolio will maintain, either with its custodian bank or, if permitted, a broker, and will mark-to-market on a daily basis, cash, U. S. government securities, or other highly liquid securities that, when added to the amounts deposited with a futures commission merchant as margin, equal the total market value of the futures contract underlying the call option. Alternatively, the Portfolio may cover its position by entering into a long position in the same futures contract at a price no higher than the strike price of the call option, by owning the instruments underlying the futures contract, or by holding a separate call option permitting the Portfolio to purchase the same futures contract at a price not higher than the strike price of the call option sold by the Portfolio.

When selling a put option on a futures contract, the Portfolio will similarly maintain cash, U.S. government securities, or other highly liquid securities that equal the purchase price of the futures contract, less any margin on deposit. Alternatively, the Portfolio may cover the position either by entering into a short position in the same futures contract, or by owning a separate put option permitting it to sell the same futures contract so long as the strike price of the purchased put option is the same or higher than the strike price of the put option sold by the Portfolio.

Pursuant to an exemption under Rule 4.5(a)(i) of the Commodity Exchange Act (“CEA”) the Portfolio may rely on an exclusion from the definition of “commodity pool operator” under the CEA and, therefore, is not subject to registration or regulation as a pool operator under the CEA. The Trust, on behalf of the Portfolio, has filed the appropriate documentation with the National Futures Association pursuant to this exemption.

SWAP AGREEMENTS. The Portfolio may enter into swap agreements for purposes of attempting to gain exposure to the securities making up an index without actually purchasing those instruments, to hedge a position or to gain exposure to a particular instrument or currency.

ABOUT SWAP AGREEMENTS. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one-year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested in a “basket” of securities representing a particular index. Forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap,” interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level, or “floor;” and interest rate dollars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels. A credit default swap is a specific kind of counterparty agreement designed to transfer the third party credit risk between parties. One party in the swap is a lender and faces credit risk from a third party and the counterparty in the credit default swap agrees to insure this risk in exchange for regular periodic payments (essentially an insurance premium). If the third party defaults, the party providing insurance will have to purchase from the insured party the defaulted asset. The Select Aggregate Market Index (“SAMI”) is a basket of credit default swaps whose underlying reference obligations are floating rate loans. Investments in SAMIs increase exposure to risks that are not typically associated with investments in other floating rate debt instruments, and involve many of the risks associated with investments in derivative instruments. The liquidity of the market for SAMIs is subject to liquidity in the secured loan and credit derivatives markets.

THE USE OF EQUITY SWAPS IS A HIGHLY SPECIALIZED ACTIVITY, WHICH INVOLVES INVESTMENT TECHNIQUES AND RISKS DIFFERENT FROM THOSE ASSOCIATED WITH ORDINARY PORTFOLIO SECURITIES TRANSACTIONS.

A PORTFOLIO’S CURRENT OBLIGATIONS UNDER A SWAP AGREEMENT WILL BE ACCRUED DAILY (OFFSET AGAINST ANY AMOUNTS OWING TO THE PORTFOLIO) AND ANY ACCRUED BUT UNPAID NET AMOUNTS OWED TO A SWAP COUNTERPARTY WILL BE COVERED BY EARMARKING OR SEGREGATING ASSETS DETERMINED TO BE LIQUID. OBLIGATIONS UNDER SWAP AGREEMENTS SO COVERED WILL NOT BE CONSTRUED TO BE “SENIOR SECURITIES” FOR PURPOSES OF A PORTFOLIO’S INVESTMENT RESTRICTION CONCERNING SENIOR SECURITIES. BECAUSE THEY ARE TWO PARTY CONTRACTS AND BECAUSE THEY MAY HAVE TERMS OF GREATER THAN SEVEN DAYS, SWAP AGREEMENTS MAY BE CONSIDERED TO BE ILLIQUID FOR A PORTFOLIO’S ILLIQUID INVESTMENT LIMITATIONS. A PORTFOLIO WILL NOT ENTER INTO ANY SWAP AGREEMENT UNLESS THE SPECIALIST MANAGER BELIEVES THAT THE OTHER PARTY TO THE TRANSACTION IS CREDITWORTHY. A PORTFOLIO BEARS THE RISK OF LOSS OF THE AMOUNT EXPECTED TO BE RECEIVED UNDER A SWAP AGREEMENT IN THE EVENT OF THE DEFAULT OR BANKRUPTCY OF A SWAP AGREEMENT COUNTERPARTY. A PORTFOLIO MAY ENTER INTO SWAP AGREEMENTS TO INVEST IN A MARKET WITHOUT OWNING OR TAKING PHYSICAL CUSTODY OF SECURITIES IN CIRCUMSTANCES IN WHICH DIRECT INVESTMENT IS RESTRICTED FOR LEGAL REASONS OR IS OTHERWISE IMPRACTICABLE. THE COUNTERPARTY TO ANY SWAP AGREEMENT WILL TYPICALLY BE A BANK, INVESTMENT BANKING FIRM OR BROKER/DEALER. THE COUNTERPARTY WILL GENERALLY AGREE TO PAY A PORTFOLIO THE AMOUNT, IF ANY, BY WHICH THE NOTIONAL AMOUNT OF THE SWAP AGREEMENT WOULD HAVE INCREASED IN VALUE HAD IT BEEN INVESTED IN THE PARTICULAR STOCKS, PLUS THE DIVIDENDS THAT WOULD HAVE BEEN RECEIVED ON THOSE STOCKS. A PORTFOLIO WILL AGREE TO PAY TO THE COUNTERPARTY A FLOATING RATE OF INTEREST ON THE NOTIONAL AMOUNT OF THE SWAP AGREEMENT PLUS THE AMOUNT, IF ANY, BY WHICH THE NOTIONAL AMOUNT WOULD HAVE DECREASED IN VALUE HAD IT BEEN INVESTED IN SUCH STOCKS. THEREFORE, THE RETURN TO A PORTFOLIO ON ANY SWAP AGREEMENT SHOULD BE THE GAIN OR LOSS ON THE NOTIONAL AMOUNT PLUS DIVIDENDS ON THE STOCKS LESS THE INTEREST PAID BY A PORTFOLIO ON THE NOTIONAL AMOUNT.

Swap agreements typically are settled on a net basis, which means that the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of a swap agreement or periodically during its term. Swap agreements do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to swap agreements is limited to the net amount of payments that the Portfolio is contractually obligated to make. If the other party to a swap agreement defaults, the Portfolio’s risk of loss consists of the net amount of payments that the Portfolio is contractually entitled to receive, if any. The net amount of the excess, if any, of the Portfolio’s obligations over its entitlements with respect to each swap will be accrued on a daily basis and liquid assets, having an aggregate net asset value at least equal to such accrued excess will be earmarked or maintained in a segregated account by the Portfolio’s custodian. In as much as these transactions are entered into for hedging purposes or are offset by segregating liquid assets, as permitted by applicable law, the Portfolio and its Specialist Manager(s) believe that these transactions do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to the Portfolio’s borrowing restrictions. For purposes of each of the Portfolio’s requirements under Rule 12d3-1 (where, for example, the Portfolio is prohibited from investing more than 5% of its total assets in any one broker, dealer, underwriter or investment adviser (the “securities-related issuer”) the mark-to-market value will be used to measure the Portfolio’s counterparty exposure. In addition, the mark-to-market value will be used to measure the Portfolio’s issuer exposure for purposes of Section 5b-1.

The Portfolio may enter into index swap agreements as an additional hedging strategy for cash reserves held by the Portfolio or to effect investment transactions consistent with the Portfolio’s investment objective and strategies. Index swaps tend to have a maturity of one year. There is not a well-developed secondary market for index swaps. Many index swaps are considered to be illiquid because the counterparty will typically not unwind an index swap prior to its termination (and, not surprisingly, index swaps tend to have much shorter terms). The Portfolio may therefore treat all swaps as subject to their limitation on illiquid investments.

The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with the markets for other similar instruments, which are traded in the over-the-counter market. The Specialist Manager, under the supervision of the Board of Trustees and the Adviser, is responsible for determining and monitoring the liquidity of Portfolio transactions in swap agreements.

Pursuant to an exemption under Rule 4.5(a)(i) of the Commodity Exchange Act (“CEA”) the Portfolios within the Trust, with the exception of The Commodity Returns Strategy Portfolio, continue to rely on an exclusion from the definition of “commodity pool operator” under the CEA and, therefore, are not subject to registration or regulation as a pool operator under the CEA. The Trust, on behalf of such Portfolios, has filed the appropriate documentation with the National Futures Association pursuant to this exemption.

SYNTHETIC EQUITY SWAPS. The Portfolio may also enter into synthetic equity swaps, in which one party to the contract agrees to pay the other party the total return earned or realized on a particular “notional amount” of value of an underlying equity security including any dividends distributed by the underlying security. The other party to the contract makes regular payments, typically at a fixed rate or at a floating rate based on LIBOR or other variable interest rated based on the notional amount. The notional amount is not invested in the reference security. Similar to currency swaps, synthetic equity swaps are generally entered into on a net basis, which means the two payment streams are netted out and the Portfolio will either pay or receive the net amount. The Portfolio will enter into a synthetic equity swap instead of purchasing the reference security when the synthetic equity swap provides a more efficient or less expensive way of gaining exposure to a security compared with a direct investment in the security.

OTHER INSTRUMENTS. Generally, the Portfolio’s investment in the shares of another investment company is restricted to up to 5% of its total assets and aggregate investments in all investment companies is limited to 10% of total assets. Provided certain requirements set forth in the Act are met, however, investments in excess of these limitations may be made.

The Portfolio may invest in exchange-traded funds (“ETFs”) as part of its overall hedging strategies. Such strategies are designed to reduce certain risks that would otherwise be associated with the investments in the types of securities in which the Portfolio invests and/or in anticipation of future purchases, including to achieve market exposure pending direct investment in securities, provided that the use of such strategies is consistent with the investment policies and restrictions adopted by the Portfolio. Although similar diversification benefits may be achieved through an investment in another investment company, ETFs generally offer greater liquidity and lower expenses. Because an ETF charges its own fees and expenses, fund shareholders will indirectly bear these costs. The Portfolio will also incur brokerage commissions and related charges when purchasing shares in an exchange-traded fund in secondary market transactions. Unlike typical investment company shares, which are valued once daily, shares in an ETF may be purchased or sold on a listed securities exchange throughout the trading day at market prices that are generally close to net asset value. ETFs are subject to liquidity and market risks. Some ETFs traded on securities exchanges are actively managed and subject to the same Management Risks as other actively managed investment companies. Other ETFs have an objective to track the performance of a specified index (“Index ETFs”). Therefore, securities may be purchased, retained and sold by an Index ETF at times when an actively managed trust would not do so. As a result, in an Index ETF you can expect greater risk of loss (and a correspondingly greater prospect of gain) from changes in the value of the securities that are heavily weighted in the index than would be the case if the Index ETF portfolio was not fully invested in such securities. In addition, the results of an Index ETF investment will not match the performance of the specified index due to reductions in the Index ETF’s performance attributable to transaction and other expenses, including fees paid by the Index ETF portfolio to service providers. Because of these factors, the price of ETFs can be volatile, and the Portfolio may sustain sudden, and sometimes substantial, fluctuations in the value of its investment in an ETF.

The Portfolio may invest in ETFs that are consistent with the Portfolio’s investment strategy, as well as Standard & Poor’s Depositary Receipts (“SPDRs”). SPDRs are interests in a unit investment trust (“UIT”) that may be obtained directly from the UIT or purchased in the secondary market (SPDRs are listed on the American Stock Exchange). The UIT will issue SPDRs in aggregations known as “Creation Units” in exchange for a “Portfolio Deposit” consisting of (a) a portfolio of securities substantially similar to the component securities (“Index Securities”) of the S&P Index, (b) a cash payment equal to a pro rata portion of the dividends accrued on the UIT’s portfolio securities since the last dividend payment by the UIT, net of expenses and liabilities, and (c) a cash payment or credit, called a “Balancing Amount”) designed to equalize the net asset value of the S&P Index and the net asset value of a Portfolio Deposit. SPDRs are not individually redeemable, except upon termination of the UIT. To redeem, the Portfolio must accumulate enough SPDRs to reconstitute a Creation Unit. The liquidity of small holdings of SPDRs, therefore, will depend upon the existence of a secondary market. Upon redemption of a Creation Unit, the Portfolio will receive Index Securities and cash identical to the Portfolio Deposit required of an investor wishing to purchase a Creation Unit that day. The price of SPDRs is derived from and based upon the securities held by the UIT. Accordingly, the level of risk involved in the purchase or sale of a SPDR is similar to the risk involved in the purchase or sale of traditional common stock, with the exception that the pricing mechanism for SPDRs is based on a basket of stocks. Disruptions in the markets for the securities underlying SPDRs purchased or sold by the Portfolio could result in losses on SPDRs. Trading in SPDRs involves risks similar to those risks involved in the writing of options on securities. The Portfolio may invest in certain ETFs in excess of the normal statutory limits in reliance on exemptive orders that have been issued to the entities issuing shares in those ETFs, provided that certain conditions are met.

NON-DIVERSIFICATION

The Portfolio is classified as a non-diversified investment portfolio under the 1940 Act. As such, there is no limit on the percentage of assets which can be invested in any single issuer. An investment in this Portfolio, therefore, may entail greater risk than would exist in a diversified investment portfolio because the potential for a higher percentage of investments among fewer issuers may result in greater fluctuation in the total market value of the Portfolio. Any economic, political, or regulatory developments affecting the value of the securities in the Portfolio will have a greater impact on the total value of the Portfolio than would be the case if the Portfolio were diversified among more issuers. The Portfolio intends to comply with Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). This undertaking requires that at the end of each quarter of the Portfolio’s taxable year, with regard to at least 50% of its total assets, no more than 5% of its total assets are invested in the securities of a single issuer; beyond that, no more than 25% of its total assets are invested in the securities of a single issuer.

INDEX INVESTING

A portion of the assets of the Portfolio may at times be committed to investing assets in a manner that replicates the composition of an appropriate index. At times, subsets of these indices, determined by the Adviser, may also be used as a basis for selecting securities for such a portion of the Portfolio. Rather than relying upon fundamental research, economic analysis and investment judgment, this approach uses automated statistical analytic procedures that seek to track the performance of a selected stock index.

MONEY MARKET INSTRUMENTS

BANK OBLIGATIONS. Bank Obligations may include certificates of deposit, time deposits and bankers’ acceptances. Certificates of Deposit (“CDs”) are short-term negotiable obligations of commercial banks. Time Deposits (“TDs”) are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Bankers’ acceptances are time drafts drawn on commercial banks by borrowers usually in connection with international transactions. U.S. commercial banks organized under federal law are supervised and examined by the Comptroller of the Currency and are required to be members of the Federal Reserve System and to be insured by the Federal Deposit Insurance Corporation (the “FDIC”). U.S. banks organized under state law are supervised and examined by state banking authorities but are members of the Federal Reserve System only if they elect to join. Most state banks are insured by the FDIC (although such insurance may not be of material benefit to the Portfolio, depending upon the principal amount of CDs of each bank held by the Portfolio) and are subject to federal examination and to a substantial body of federal law and regulation. As a result of governmental regulations, U.S. branches of U.S. banks, among other things, generally are required to maintain specified levels of reserves, and are subject to other supervision and regulation designed to promote financial soundness. U.S. savings and loan associations, the CDs of which may be purchased by the Portfolio, are supervised and subject to examination by the Office of Thrift Supervision. U.S. savings and loan associations are insured by the Savings Association Insurance Portfolio which is administered by the FDIC and backed by the full faith and credit of the U.S. government.

COMMERCIAL PAPER. Commercial paper is a short-term, unsecured negotiable promissory note of a U.S. or non-U.S. issuer. The Portfolio may purchase commercial paper for temporary purposes. The Portfolio may similarly invest in variable rate master demand notes which typically are issued by large corporate borrowers and which provide for variable amounts of principal indebtedness and periodic adjustments in the interest rate. Demand notes are direct lending arrangements between the Portfolio and an issuer, and are not normally traded in a secondary market. The Portfolio, however, may demand payment of principal and accrued interest at any time. In addition, while demand notes generally are not rated, their issuers must satisfy the same criteria as those that apply to issuers of commercial paper. The appropriate Specialist Manager will consider the earning power, cash flow and other liquidity ratios of issuers of demand notes and continually will monitor their financial ability to meet payment on demand. See also “Variable and Floating Rate Instruments,” below.

REPURCHASE AGREEMENTS. Repurchase Agreements may be used for temporary investment purposes. Under the terms of a typical repurchase agreement, the Portfolio would acquire an underlying debt security for a relatively short period (usually not more than one week), subject to an obligation of the seller to repurchase that security and the obligation of the Portfolio to resell that security at an agreed-upon price and time. Repurchase agreements could involve certain risks in the event of default or insolvency of the other party, including possible delays or restrictions upon the Portfolio’s ability to dispose of the underlying securities. The Specialist Managers for the Portfolio, in accordance with guidelines adopted by the Board, monitors the creditworthiness of those banks and non-bank dealers with which the Portfolio may enter into repurchase agreements. The Trust also monitors the market value of the securities underlying any repurchase agreement to ensure that the repurchase obligation of the seller is adequately collateralized.

Repurchase agreements may be entered into with primary dealers in U.S. government securities who meet credit guidelines established by the Board (each a “repo counterparty”). Under each repurchase agreement, the repo counterparty will be required to maintain, in an account with the Trust’s custodian bank, securities that equal or exceed the repurchase price of the securities subject to the repurchase agreement. The Portfolio will generally enter into repurchase agreements with short durations, from overnight to one week, although securities subject to repurchase agreements generally have longer maturities. The Portfolio may not enter into a repurchase agreement with more than seven days to maturity if, as a result, more than 15% of the value of its net assets would be invested in illiquid securities including such repurchase agreements. For purposes of the Investment Company Act, a repurchase agreement may be deemed a loan to the repo counterparty. It is not clear whether, in the context of a bankruptcy proceeding involving a repo counterparty, a court would consider a security acquired by the Portfolio subject to a repurchase agreement as being owned by the Portfolio or as being collateral for such a “loan.” If a court were to characterize the transaction as a loan, and the Portfolio has not perfected a security interest in the security acquired, the Portfolio could be required to turn the security acquired over to the bankruptcy trustee and be treated as an unsecured creditor of the repo counterparty. As an unsecured creditor, the Portfolio would be at the risk of losing some or all of the principal and income involved in the transaction. In the event of any such bankruptcy or insolvency proceeding involving a repo counterparty with whom the Portfolio has outstanding repurchase agreements, the Portfolio may encounter delays and incur costs before being able to sell securities acquired subject to such repurchase agreements. Any such delays may involve loss of interest or a decline in price of the security so acquired.

Apart from the risk of bankruptcy or insolvency proceedings, there is also the risk that the repo counterparty may fail to repurchase the security. However, the Portfolio will always receive as collateral for any repurchase agreement to which it is a party, securities acceptable to it, the market value of which is equal to at least 102% of the repurchase price, and the Portfolio will make payment against such securities only upon physical delivery or evidence of book entry transfer of such collateral to the account of its custodian bank. If the market value of the security subject to the repurchase agreement falls below the repurchase price the Trust will direct the repo counterparty to deliver to the Trust’s custodian additional securities so that the market value of all securities subject to the repurchase agreement will equal or exceed the repurchase price.

SECURITIES LENDING. The Portfolio may lend from its total assets in the form of their portfolio securities to broker dealers under contracts calling for collateral equal to at least the market value of the securities loaned, marked to market on a daily basis. The Portfolio will continue to benefit from interest or dividends on the securities loaned and may also earn a return from the collateral, which may include shares of a money market fund subject to any investment restrictions listed in this Statement. The Portfolio will pay various fees in connection with the investment of the collateral. Under some securities lending arrangements the Portfolio may receive a set fee for keeping its securities available for lending. Any voting rights, or rights to consent, relating to securities loaned pass to the borrower. Cash collateral received by the Portfolio in securities lending transactions may be invested in short-term liquid fixed income instruments or in money market or short-term funds, or similar investment vehicles, including affiliated money market or short-term mutual funds. The Portfolio bears the risk of such investments.

VARIABLE AND FLOATING RATE INSTRUMENTS. Short-term variable rate instruments (including floating rate instruments) from banks and other issuers may be used for temporary investment purposes, or longer-term variable and floating rate instruments may be used in furtherance of the Portfolio’s investment objectives. A “variable rate instrument” is one whose terms provide for the adjustment of its interest rate on set dates and which, upon such adjustment, can reasonably be expected to have a market value that approximates its par value. A “floating rate instrument” is one whose terms provide for the adjustment of its interest rate whenever a specified interest rate changes and which, at any time, can reasonably be expected to have a market value that approximates its par value. These instruments may include variable amount master demand notes that permit the indebtedness to vary in addition to providing for periodic adjustments in the interest rates.

Variable rate instruments are generally not rated by nationally recognized ratings organizations. The appropriate Specialist Manager will consider the earning power, cash flows and other liquidity ratios of the issuers and guarantors of such instruments and, if the instrument is subject to a demand feature, will continuously monitor their financial ability to meet payment on demand. Where necessary to ensure that a variable or floating rate instrument is equivalent to the quality standards applicable to the Portfolio’s fixed income investments, the issuer’s obligation to pay the principal of the instrument will be backed by an unconditional bank letter or line of credit, guarantee or commitment to lend. Any bank providing such a bank letter, line of credit, guarantee or loan commitment will meet the Portfolio’s investment quality standards relating to investments in bank obligations. The Portfolio will invest in variable and floating rate instruments only when the appropriate Specialist Manager deems the investment to involve minimal credit risk. The Specialist Manager will also continuously monitor the creditworthiness of issuers of such instruments to determine whether the Portfolio should continue to hold the investments.

The absence of an active secondary market for certain variable and floating rate notes could make it difficult to dispose of the instruments, and the Portfolio could suffer a loss if the issuer defaults or during periods in which the Portfolio is not entitled to exercise its demand rights. Variable and floating rate instruments held by the Portfolio will be subject to the Portfolio’s limitation on investments in illiquid securities when a reliable trading market for the instruments does not exist and the Portfolio may not demand payment of the principal amount of such instruments within seven days. If an issuer of a variable rate demand note defaulted on its payment obligation, a Portfolio might be unable to dispose of the note and a loss would be incurred to the extent of the default.

MORTGAGE-BACKED AND ASSET-BACKED SECURITIES

MORTGAGE-BACKED SECURITIES. The Portfolio may invest in mortgage-backed securities, including derivative instruments. Mortgage-backed securities represent direct or indirect participations in or obligations collateralized by and payable from mortgage loans secured entirely or primarily by “pools” of residential or commercial mortgage loans or other assets. The Portfolio may invest in mortgage-backed securities issued by U.S. government agencies and government-sponsored entities such as the Government National Mortgage Association (“GNMA”), the Federal National Mortgage Association (“FNMA”), the Federal Home Loan Mortgage Corporation (“FHLMC”) and Federal Home Loan Banks. Obligations of GNMA are backed by the full faith and credit of the U.S. Government. Obligations of FNMA, FHLMC and Federal Home Loan Banks are not backed by the full faith and credit of the U.S. Government but are considered to be of high quality since they are considered to be instrumentalities of the United States. The payment of interest and principal on mortgage-backed obligations issued by these entities may be guaranteed by the full faith and credit of the U.S. Government (in the case of GNMA), or may be guaranteed by the issuer (in the case of FNMA and FHLMC). However, these guarantees do not apply to the market prices and yields of these securities, which vary with changes in interest rates as well as early prepayments of underlying mortgages. These securities represent ownership in a pool of Federally insured mortgage loans with a maximum maturity of 30 years. The scheduled monthly interest and principal payments relating to mortgages in the pool will be “passed through” to investors. Government mortgage-backed securities differ from conventional bonds in that principal is paid back to the certificate holders over the life of the loan rather than at maturity. As a result, there will be monthly scheduled payments of principal and interest.

Mortgage-backed securities also include securities issued by non-governmental entities including collateralized mortgage obligations (“CMOs”) and real estate mortgage investment conduits (“REMICs”) that are not insured or guaranteed. CMOs are securities collateralized by mortgages, mortgage pass-throughs, mortgage pay-through bonds (bonds representing an interest in a pool of mortgages where the cash flow generated from the mortgage collateral pool is dedicated to bond repayment), and mortgage-backed bonds (general obligations of the issuers payable out of the issuers’ general funds and additionally secured by a first lien on a pool of single family detached properties). Many CMOs are issued with a number of classes or series which have different maturities and are retired in sequence. Investors purchasing such CMOs in the shortest maturities receive or are credited with their pro rata portion of the unscheduled prepayments of principal up to a predetermined portion of the total CMO obligation. Until that portion of such CMO obligation is repaid, investors in the longer maturities receive interest only. Accordingly, the CMOs in the longer maturity series are less likely than other mortgage pass-throughs to be prepaid prior to their stated maturity. Although some of the mortgages underlying CMOs may be supported by various types of insurance, and some CMOs may be backed by GNMA certificates or other mortgage pass-throughs issued or guaranteed by U.S. government agencies or instrumentalities, the CMOs themselves are not generally guaranteed. REMICs are private entities formed for the purpose of holding a fixed pool of mortgages secured by an interest in real property. REMICs are similar to CMOs in that they issue multiple classes of securities, including “regular” interests and “residual” interests. The Portfolios do not intend to acquire residual interests in REMICs under current tax law, due to certain disadvantages for regulated investment companies that acquire such interests.

Mortgage-backed securities are subject to unscheduled principal payments representing prepayments on the underlying mortgages. Although these securities may offer yields higher than those available from other types of securities, mortgage-backed securities may be less effective than other types of securities as a means of “locking in” attractive long-term rates because of the prepayment feature. For instance, when interest rates decline, the value of these securities likely will not rise as much as comparable debt securities due to the prepayment feature. In addition, these prepayments can cause the price of a mortgage-backed security originally purchased at a premium to decline in price to its par value, which may result in a loss.

Due to prepayments of the underlying mortgage instruments, mortgage-backed securities do not have a known actual maturity. In the absence of a known maturity, market participants generally refer to an estimated average life. The appropriate Specialist Manager believes that the estimated average life is the most appropriate measure of the maturity of a mortgage-backed security. Accordingly, in order to determine whether such security is a permissible investment, it will be deemed to have a remaining maturity of three years or less if the average life, as estimated by the appropriate Specialist Manager, is three years or less at the time of purchase of the security by the Portfolio. An average life estimate is a function of an assumption regarding anticipated prepayment patterns. The assumption is based upon current interest rates, current conditions in the appropriate housing markets and other factors. The assumption is necessarily subjective, and thus different market participants could produce somewhat different average life estimates with regard to the same security. Although the appropriate Specialist Manager will monitor the average life of the portfolio securities of the Portfolio with a portfolio maturity policy and make needed adjustments to comply with the Portfolio’s policy as to average dollar weighted portfolio maturity, there can be no assurance that the average life of portfolio securities as estimated by the appropriate Specialist Manager will be the actual average life of such securities.

The residential mortgage market in the United States recently has experienced difficulties that may adversely affect the performance and market value of certain of the Portfolio’s mortgage-related investments. Delinquencies and losses on residential mortgage loans (especially subprime and second-lien mortgage loans) generally have increased recently and may continue to increase, and a decline in or flattening of housing values (as has recently been experienced and may continue to be experienced in many housing markets) may exacerbate such delinquencies and losses. Borrowers with adjustable rate mortgage loans are more sensitive to changes in interest rates, which affect their monthly mortgage payments, and may be unable to secure replacement mortgages at comparably low interest rates. Also, a number of residential mortgage loan originators have recently experienced serious financial difficulties or bankruptcy. Owing largely to the foregoing, reduced investor demand for mortgage loans and mortgage-related securities and increased investor yield requirements have caused limited liquidity in the secondary market for mortgage-related securities, which can adversely affect the market value of mortgage-related securities. It is possible that such limited liquidity in such secondary markets could continue or worsen.

On September 6, 2008, the Federal Housing Finance Agency (“FHFA”) placed FNMA and FHLMC into conservatorship. As the conservator, FHFA succeeded to all rights, titles, powers and privileges of FNMA and FHLMC and of any stockholder, officer or director of FNMA and FHLMC with respect to FNMA and FHLMC and the assets of FNMA and FHLMC. FHFA selected a new chief executive officer and chairman of the board of directors for each of FNMA and FHLMC.

On September 7, 2008, the U.S. Treasury announced three additional steps taken by it in connection with the conservatorship. First, the U.S. Treasury entered into a Senior Preferred Stock Purchase Agreement with each of FNMA and FHLMC pursuant to which the U.S. Treasury will purchase up to an aggregate of $100 billion of each of FNMA and FHLMC to maintain a positive net worth in each enterprise. This agreement contains various covenants that severely limit each enterprise’s operations. In exchange for entering into these agreements, the U.S. Treasury received $1 billion of each enterprise’s senior preferred stock and warrants to purchase 79.9% of each enterprise’s common stock. Second, the U.S. Treasury announced the creation of a new secured lending facility which is available to each of FNMA and FHLMC as a liquidity backstop. Third, the U.S. Treasury announced the creation of a temporary program to purchase mortgage-backed securities issued by each of FNMA and FHLMC. The liquidity backstop was extended through December 2012. The original mortgage-backed securities purchase program was completed in March 2010.

FNMA and FHLMC are continuing to operate as going concerns while in conservatorship and each remain liable for all of its obligations, including its guaranty obligations, associated with its mortgage-backed securities. The liquidity backstop and the Senior Preferred Stock Purchase Agreement are both intended to enhance each of FNMA’s and FHLMC’s ability to meet its obligations.

Under the Federal Housing Finance Regulatory Reform Act of 2008 (the “Reform Act”), which was included as part of the Housing and Economic Recovery Act of 2008, FHFA, as conservator or receiver, has the power to repudiate any contract entered into by FNMA or FHLMC prior to FHFA’s appointment as conservator or receiver, as applicable, if FHFA determines, in its sole discretion, that performance of the contract is burdensome and that repudiation of the contract promotes the orderly administration of FNMA’s or FHLMC’s affairs. The Reform Act requires FHFA to exercise its right to repudiate any contract within a reasonable period of time after its appointment as conservator or receiver.

FHFA, in its capacity as conservator, has indicated that it has no intention to repudiate the guaranty obligations of FNMA or FHLMC because FHFA views repudiation as incompatible with the goals of the conservatorship. However, in the event that FHFA, as conservator or if it is later appointed as receiver for FNMA or FHLMC, were to repudiate any such guaranty obligation, the conservatorship or receivership estate, as applicable, would be liable for actual direct compensatory damages in accordance with the provisions of the Reform Act. Any such liability could be satisfied only to the extent of FNMA’s or FHLMC’s assets available therefore.

In the event of repudiation, the payments of interest to holders of FNMA or FHLMC mortgage-backed securities would be reduced if payments on the mortgage loans represented in the mortgage loan groups related to such mortgage-backed securities are not made by the borrowers or advanced by the servicer. Any actual direct compensatory damages for repudiating these guaranty obligations may not be sufficient to offset any shortfalls experienced by such mortgage-backed security holders.

Further, in its capacity as conservator or receiver, FHFA has the right to transfer or sell any asset or liability of FNMA or FHLMC without any approval, assignment or consent. Although FHFA has stated that it has no present intention to do so, if FHFA, as conservator or receiver, were to transfer any such guaranty obligation to another party, holders of FNMA or FHLMC mortgage-backed securities would have to rely on that party for satisfaction of the guaranty obligation and would be exposed to the credit risk of that party.

In addition, certain rights provided to holders of mortgage-backed securities issued by FNMA and FHLMC under the operative documents related to such securities may not be enforced against FHFA, or enforcement of such rights may be delayed, during the conservatorship or any future receivership. The operative documents for FNMA and FHLMC mortgage-backed securities may provide (or with respect to securities issued prior to the date of the appointment of the conservator may have provided) that upon the occurrence of an event of default on the part of FNMA or FHLMC, in its capacity as guarantor, which includes the appointment of a conservator or receiver, holders of such mortgage-backed securities have the right to replace FNMA or FHLMC as trustee if the requisite percentage of mortgage-backed securities holders consent. The Reform Act prevents mortgage-backed security holders from enforcing such rights if the event of default arises solely because a conservator or receiver has been appointed. The Reform Act also provides that no person may exercise any right or power to terminate, accelerate or declare an event of default under certain contracts to which FNMA or FHLMC is a party, or obtain possession of or exercise control over any property of FNMA or FHLMC, or affect any contractual rights of FNMA or FHLMC, without the approval of FHFA, as conservator or receiver, for a period of 45 or 90 days following the appointment of FHFA as conservator or receiver, respectively.

Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional residential mortgage loans. Such issuers may be the originators and/or servicers of the underlying mortgage loans as well as the guarantors of the mortgage-related securities. Pools created by such non-governmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government or agency guarantees of payments in the former pools. However, timely payment of interest and principal of these pools may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit, which may be issued by governmental entities or private insurers. Such insurance and guarantees and the creditworthiness of the issuers thereof will be considered in determining whether a mortgage-related security meets the Trust’s investment quality standards. There can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.

ASSET-BACKED SECURITIES. The Portfolio may invest in asset-backed securities, which represent participations in, or are secured by and payable from, pools of assets including company receivables, truck and auto loans, leases and credit card receivables. The asset pools that back asset-backed securities are securitized through the use of privately-formed trusts or special purpose corporations. Payments or distributions of principal and interest may be guaranteed up to certain amounts and for a certain time period by a letter of credit or a pool insurance policy issued by a financial institution unaffiliated with the trust or corporation, or other credit enhancements may be present. Certain asset backed securities may be considered derivative instruments.

COLLATERALIZED DEBT OBLIGATIONS. The Portfolio may invest in collateralized debt obligations (“CDOs”), which include collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”) and other similarly structured securities. CBOs, CLOs and other CDOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. The collateral can be from many different types of fixed income securities such as high yield debt, residential privately issue mortgage-related securities, commercial privately issued mortgage-related securities, trust preferred securities and emerging market debt. A CLO is a trust typically collateralized by a pool of loans, which may include, among other things, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. Other CDOs are trusts backed by other types of assets representing obligation of various parties. CBOs, CLOs and other CDOs may charge management fees and administrative expenses.

For both CBOs, CLOs and other CDOs, the cash flows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the “equity” tranche which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since they are partially protected from defaults, senior tranches from a CBO trust, CLO trust or trust of another CDO typically have higher ratings and lower yields than their underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CBO, CLO or other CDO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CBO, CLO or other CDO securities as a class.

The risks of an investment in a CBO, CLO or other CDO depend largely on the type of the collateral securities and the class of the instrument in which the Portfolio invests. Normally, CBOs, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CDOs may be characterized by the Portfolio as illiquid securities, however an active dealer market may exist for CBOs, CLOs and other CDOs allowing them to qualify for Rule 144A transactions. In addition to the normal risks associated with fixed income securities, CBOs, CLOs and other CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the Portfolio may invest in CBOs, CLOs and other CDOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

STRIPPED MORTGAGE-BACKED SECURITIES. SMBS are derivative multi-class mortgage securities. SMBS may be issued by agencies or instrumentalities of the U.S. Government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.

SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the “IO” class), while the other class will receive all of the principal (the principal-only or “PO” class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including pre-payments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on the Portfolio’s yield to maturity from these securities. If the underlying mortgage assets experience greater than anticipated pre-payments of principal, the Portfolio may fail to recoup some or all of its initial investment in these securities even if the security is in one of the highest rating categories.

OTHER FIXED INCOME SECURITIES AND STRATEGIES.

HIGH YIELD SECURITIES AND SECURITIES OF DISTRESSED COMPANIES. High yield securities, commonly referred to as junk bonds, are debt obligations rated below investment grade, i.e., below BBB by Standard & Poor’s Ratings Group (“S&P”) or Baa by Moody’s Investors Service, Inc. (“Moody’s”), or their unrated equivalents. The Portfolio may invest in such securities as set forth in the Prospectuses. High yield securities and securities of distressed companies generally provide greater income and increased opportunity for capital appreciation than investments in higher quality securities, but they also typically entail greater price volatility and principal and income risk. Securities of distressed companies include both debt and equity securities. High yield securities and debt securities of distressed companies are regarded as predominantly speculative with respect to the issuer’s continuing ability to meet principal and interest payments. Issuers of high yield and distressed company securities may be involved in restructurings or bankruptcy proceedings that may not be successful. While any investment carries some risk, certain risks associated with high yield securities and debt securities of distressed companies which are different than those for investment grade are as follows:

1.	The market for high risk, high yield securities and debt securities of distressed companies may be thinner and less active, causing market price volatility and limited liquidity in the secondary market. This may limit the ability of a Portfolio to sell these securities at their fair market values either to meet redemption requests, or in response to changes in the economy or the financial markets.

2.	Market prices for high risk, high yield securities and debt securities of distressed companies may also be affected by investors’ perception of the issuer’s credit quality and the outlook for economic growth. Thus, prices for high risk, high yield securities and debt securities of distressed companies may move independently of interest rates and the overall bond market.

3.	The market for high risk, high yield and distressed company securities may be adversely affected by legislative and regulatory developments.

4.	The risk of loss through default is greater for high yield fixed income securities and securities of distressed companies than for investment grade debt because the issuers of these securities frequently have high debt levels and are thus more sensitive to difficult economic conditions, individual corporate developments and rising interest rates.

Consequently, the market price of these securities may be quite volatile and may result in wider fluctuations in the Portfolio’s net asset value per share.

In addition, an economic downturn or increase in interest rates could have a negative impact on both the markets for high yield and distressed company securities (resulting in a greater number of bond defaults) and the value of such securities held by the Portfolio. Current laws, such as those requiring federally insured savings and loan associations to remove investments in such lower rated securities from their funds, as well as other pending proposals, may also have a material adverse effect on the market for lower rated securities.

The economy and interest rates may affect high yield securities and debt securities of distressed companies differently than other securities. For example, the prices of such securities are more sensitive to adverse economic changes or individual corporate developments than are the prices of higher rated investments. In addition, during an economic downturn or period in which interest rates are rising significantly, highly leveraged issuers may experience financial difficulties, which, in turn, would adversely affect their ability to service their principal and interest payment obligations, meet projected business goals and obtain additional financing.

Any subsequent change in a rating assigned by any rating service to a security (or, if unrated, deemed to be of comparable quality), or change in the percentage of the Portfolio’s assets invested in certain securities or other instruments, or change in the average duration of the Portfolio’s investment portfolio, resulting from market fluctuations or other changes in the Portfolio’s total assets will not require the Portfolio to dispose of an investment. If an issuer of a security held by the Portfolio defaults, the Portfolio may incur additional expenses to seek recovery. In addition, periods of economic uncertainty would likely result in increased volatility for the market prices of high yield securities and debt securities of distressed companies as well as the Portfolio’s net asset value. In general, both the prices and yields of such securities will fluctuate.

In certain circumstances it may be difficult to determine a security’s fair value due to a lack of reliable objective information. Such instances occur where there is no established secondary market for the security or the security is lightly traded. As a result, the Portfolio’s valuation of a security and the price it is actually able to obtain when it sells the security could differ.

Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and liquidity of high yield securities and distressed company held by the Portfolio, especially in a thinly traded market. Illiquid or restricted securities held by the Portfolio may involve special registration responsibilities, liabilities and costs, and could involve other liquidity and valuation difficulties.

The ratings of Moody’s, S&P and Fitch evaluate the safety of a lower rated security’s principal and interest payments, but do not address market value risk. Because the ratings of the rating agencies may not always reflect current conditions and events, in addition to using recognized rating agencies and other sources, the Specialist Managers perform their own analysis of the issuers of high yield securities and debt securities of distressed companies purchased by the Portfolio. Because of this, the Portfolio’s performance may depend more on its own credit analysis than is the case for mutual funds investing in higher rated securities.

The Specialist Managers continuously monitor the issuers of high yield securities and debt securities of distressed companies held by the Portfolio for their ability to make required principal and interest payments, as well as in an effort to control the liquidity of the Portfolio so that it can meet redemption requests.

CUSTODIAL RECEIPTS. Custodial Receipts are U.S. government securities and their unmatured interest coupons that have been separated (“stripped”) by their holder, typically a custodian bank or investment brokerage firm. Having separated the interest coupons from the underlying principal of the U.S. government securities, the holder will resell the stripped securities in custodial receipt programs with a number of different names, including “Treasury Income Growth Receipts” (“TIGRs”) and “Certificate of Accrual on Treasury Securities” (“CATS”). The stripped coupons are sold separately from the underlying principal, which is usually sold at a deep discount because the buyer receives only the right to receive a future fixed payment on the security and does not receive any rights to periodic interest (cash) payments. The underlying U.S. Treasury bonds and notes themselves are generally held in book-entry form at a Federal Reserve Bank. Counsel to the underwriters of these certificates or other evidences of ownership of U.S. Treasury securities have stated that, in their opinion, purchasers of the stripped securities most likely will be deemed the beneficial holders of the underlying U.S. government securities for federal tax and securities purposes. In the case of CATS and TIGRs, the IRS has reached this conclusion for the purpose of applying the tax diversification requirements applicable to regulated investment companies such as the Portfolio. CATS and TIGRs are not considered U.S. government securities by the staff of the Commission. Further, the IRS conclusion noted above is contained only in a general counsel memorandum, which is an internal document of no precedential value or binding effect, and a private letter ruling, which also may not be relied upon by the Portfolio. The Trust is not aware of any binding legislative, judicial or administrative authority on this issue.

WHEN-ISSUED SECURITIES. When-issued transactions involve a commitment to purchase at a predetermined price or yield in which delivery takes place after the customary settlement period for that type of security. The price of securities purchased on a when-issued basis, which may be expressed in yield terms, is fixed at the time the commitment to purchase is made, but delivery and payment for the when-issued securities takes place at a later date. Normally, the settlement date occurs within one month of the purchase. At the time a commitment to purchase a security on a when-issued basis is made, the transaction is recorded and the value of the security will be reflected in determining net asset value. No payment is made by the purchaser, until settlement. The market value of the when-issued securities may be more or less than the purchase price. The Trust does not believe that net asset value will be adversely affected by the purchase of securities on a when-issued basis. Equity securities acquired by the Portfolio as a result of corporate actions such as spin-offs may be treated as when-issued securities under certain circumstances. Additionally, when selling a security on a when-issued, delayed delivery, or forward commitment basis without owning the security, the Portfolio will incur a loss if the security’s price appreciates in value such that the security’s price is above the agreed upon price on the settlement date.

The Portfolio may dispose of or renegotiate a transaction after it is entered into, and may purchase or sell when-issued, delayed delivery or forward commitment securities before the settlement date, which may result in a gain or loss. To the extent permitted by applicable law, there is no percentage limitation on the extent to which the Portfolio may purchase or sell securities on a when-issued, delayed delivery, or forward commitment basis.

STRUCTURED PRODUCTS. One common type of security is a “structured” product. Structured products, such as structured notes, generally are individually negotiated agreements and may be traded over-the-counter. They are organized and operated to restructure the investment characteristics of the underlying security. This restructuring involves the deposit with or purchase by an entity, such as a corporation or trust, of specified instruments (such as commercial bank loans) and the issuance by that entity of one or more classes of securities (“structured securities”) backed by, or representing interests in, the underlying instruments. The cash flow on the underlying instruments may be apportioned among the newly issued structured securities to create securities with different investment characteristics, such as varying maturities, payment priorities and interest rate provisions, and the extent of such payments made with respect to structured securities is dependent on the extent of the cash flow on the underlying instruments.

With respect to structured products, because structured securities typically involve no credit enhancement, their credit risk generally will be equivalent to that of the underlying instruments. Investments in structured securities are generally of a class that is either subordinated or unsubordinated to the right of payment of another class. Subordinated structured securities typically have higher yields and present greater risks than unsubordinated structured securities. Structured securities are typically sold in private placement transactions, and there is currently no active trading market for these securities.

Structured products include instruments such as credit-linked securities, commodity-linked notes and structured notes, which are potentially high-risk derivatives. For example, a structured product may combine a traditional stock, bond, or commodity with an option or forward contract.

Structured Notes. Structured notes are derivative instruments, the interest rate or principal of which is determined by reference to changes in value of a specific security, reference rate, or index. Indexed securities, similar to structured notes, are typically, but not always, debt securities whose value a maturity or coupon rate is determined by reference to other securities. The performance of a structured note or indexed security is based upon the performance of the underlying instrument.

The terms of a structured note may provide that, in certain circumstances, no principal is due on maturity and, therefore, may result in loss of investment. Structured notes may be indexed positively or negatively to the performance of the underlying instrument such that the appreciation or deprecation of the underlying instrument will have a similar effect on the value of the structured note at maturity or of any coupon payment. In addition, changes in the interest rate and value of the principal at maturity may be fixed at a specific multiple of the change in value of the underlying instrument, making the value of the structured note more volatile than the underlying instrument. Further, structured notes may be less liquid and more difficult to price accurately than less complex securities or traditional debt securities

Credit-Linked Securities. Credit-linked securities are issued by a limited purpose trust or other vehicle that, in turn, invests in a basket of derivative instruments, such as credit default swaps, interest rate swaps and other securities, in order to provide exposure to certain high yield or other fixed income markets. For example, the Portfolio may invest in credit-linked securities as a cash management tool in order to gain exposure to the high yield markets and/or to remain fully invested when more traditional income producing securities are not available. Like an investment in a bond, investments in credit-linked securities represent the right to receive periodic income payments (in the form of distributions) and payment of principal at the end of the term of the security. However, these payments are conditioned on the trust’s receipt of payments from, and the trust’s potential obligations to, the counterparties to the derivative instruments and other securities in which the trust invests. For instance, the trust may sell one or more credit default swaps, under which the trust would receive a stream of payments over the term of the swap agreements provided that no event of default has occurred with respect to the referenced debt obligation upon which the swap is based. If a default occurs, the stream of payments may stop and the trust would be obligated to pay the counterparty the par (or other agreed upon value) of the referenced debt obligation. This, in turn, would reduce the amount of income and principal that a Portfolio would receive as an investor in the trust. The Portfolio’s investments in these instruments are indirectly subject to the risks associated with derivative instruments, including, among others, credit risk, default or similar event risk, counterparty risk, interest rate risk, leverage risk and management risk. It is expected that the securities will be exempt from registration under the 1933 Act. Accordingly, there may be no established trading market for the securities and they may constitute illiquid investments.

ZERO COUPON SECURITIES. Zero coupon securities are debt securities that make no coupon payment but are sold at substantial discounts from their value at maturity. When a zero coupon security is held to maturity, its entire return, which consists of the amortization of discount, comes from the difference between its purchase price and its maturity value. This difference is known at the time of purchase, so that investors holding zero coupon securities until maturity know at the time of their investment what the expected return on their investment will be. Zero coupon securities may have conversion features. Zero coupon securities tend to be subject to greater price fluctuations in response to changes in interest rates than are ordinary interest-paying debt securities with similar maturities. The value of zero coupon securities appreciates more during periods of declining interest rates and depreciates more during periods of rising interest rates than ordinary interest-paying debt securities with similar maturities. Zero coupon securities may be issued by a wide variety of corporate and governmental issuers. Although these instruments are generally not traded on a national securities exchange, they are widely traded by brokers and dealers and, to such extent, will generally not be considered illiquid for the purposes of the Portfolio’s limitation on investments in illiquid securities.

NON-PUBLICLY TRADED SECURITIES; RULE 144A SECURITIES AND PRIVATE PLACEMENTS. The Portfolio may purchase securities that are not registered under the Securities Act of 1933, as amended (the “1933 Act”), but that can be sold to “accredited investors” under Regulation D under the 1933 Act (“Reg. D Securities” or “Private Placements”) or “qualified institutional buyers” in accordance with Rule 144A under the 1933 Act (“Rule 144A Securities”). An investment in Rule 144A Securities will be considered illiquid and therefore subject to the Portfolio’s limitation on the purchase of illiquid securities, unless the Portfolio’s governing Board of Trustees determines on an ongoing basis that an adequate trading market exists for the security. In addition to an adequate trading market, the Board of Trustees will also consider factors such as trading activity, availability of reliable price information and other relevant information in determining whether a Rule 144A Security is liquid. This investment practice could have the effect of increasing the level of illiquidity in the Portfolio to the extent that qualified institutional buyers become uninterested for a time in purchasing Rule 144A Securities. The Board of Trustees will carefully monitor any investments by the Portfolio in Rule 144A Securities. The Trust’s Board of Trustees may adopt guidelines and delegate to the Specialist Managers the daily function of determining and monitoring the liquidity of Rule 144A Securities, although the Board of Trustees will retain ultimate responsibility for any determination regarding liquidity.

Non-publicly traded securities (including Reg. D and Rule 144A Securities) may involve a high degree of business and financial risk and may result in substantial losses. These securities may be less liquid than publicly traded securities, and the Portfolio may take longer to liquidate these positions than would be the case for publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized on such sales could be less than those originally paid by the Portfolio. Further, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements applicable to companies whose securities are publicly traded. The Portfolio’s investments in illiquid securities are subject to the risk that should the Portfolio desire to sell any of these securities when a ready buyer is not available at a price that is deemed to be representative of their value, the value of the Portfolio’s net assets could be adversely affected.

ILLIQUID SECURITIES. Illiquid securities are securities that cannot be sold or disposed of in the ordinary course of business (within seven days) at approximately the prices at which they are valued. Because of their illiquid nature, illiquid securities must be priced at fair value as determined in good faith pursuant to procedures approved by the Trust’s Board of Trustees. Despite such good faith efforts to determine fair value prices, the Portfolio’s illiquid securities are subject to the risk that the security’s fair value price may differ from the actual price, which the Portfolio may ultimately realize upon its sale or disposition. Difficulty in selling illiquid securities may result in a loss or may be costly to the Portfolio. Under the supervision of the Trust’s Board of Trustees, the Specialist Manager determines the liquidity of the Portfolio’s investments. In determining the liquidity of the Portfolio’s investments, the Specialist Manager may consider various factors, including (1) the frequency and volume of trades and quotations, (2) the number of dealers and prospective purchasers in the marketplace, (3) dealer undertakings to make a market, and (4) the nature of the security and the market in which it trades (including any demand, put or tender features, the mechanics and other requirements for transfer, any letters of credit or other credit enhancement features, any ratings, the number of holders, the method of soliciting offers, the time required to dispose of the security, and the ability to assign or offset the rights and obligations of the security).

PAY-IN-KIND SECURITIES. Pay-In-Kind securities are debt obligations or preferred stocks that pay interest or dividends in the form of additional debt obligations or preferred stock.

PREFERRED STOCK. Preferred stock is a corporate equity security that pays a fixed or variable stream of dividends. Preferred stock is generally a non-voting security. Preferred stock represents an equity interest in a company that generally entitles the holder to receive, in preference to the holders of other stocks such as common stocks, dividends and a fixed share of the proceeds resulting from a liquidation of the company. Some preferred stocks also entitle their holders to receive additional liquidation proceeds on the same basis as holders of a company’s common stock, and thus also represent an ownership interest in that company.

Preferred stocks may pay fixed or adjustable rates of return. Preferred stock is subject to issuer-specific and market risks applicable generally to equity securities. In addition, a company’s preferred stock generally pays dividends only after the company makes required payments to holders of its bonds and other debt. For this reason, the value of preferred stock will usually react more strongly than bonds and other debt to actual or perceived changes in the company’s financial condition or prospects. Preferred stock of smaller companies may be more vulnerable to adverse developments than preferred stock of larger companies.

CONVERTIBLE SECURITIES. The Portfolio may invest in convertible securities, which may offer higher income than the common stocks into which they are convertible.

A convertible security is a bond, debenture, note, preferred stock, or other security that entitles the holder to acquire common stock or other equity securities of the same or a different issuer. A convertible security generally entitles the holder to receive interest paid or accrued until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities have characteristics similar to non-convertible debt or preferred securities, as applicable. Convertible securities rank senior to common stock in a corporation’s capital structure and, therefore, generally entail less risk than the corporation’s common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security. Convertible securities are subordinate in rank to any senior debt obligations of the issuer, and, therefore, an issuer’s convertible securities entail more risk than its debt obligations. Convertible securities generally offer lower interest or dividend yields than non-convertible debt securities of similar credit quality because of the potential for capital appreciation. In addition, convertible securities are often lower-rated securities.

Because of the conversion feature, the price of the convertible security will normally fluctuate in some proportion to changes in the price of the underlying asset, and as such is subject to risks relating to the activities of the issuer and/or general market and economic conditions. The income component of a convertible security may tend to cushion the security against declines in the price of the underlying asset. However, the income component of convertible securities causes fluctuations based upon changes in interest rates and the credit quality of the issuer.

If the convertible security’s “conversion value,” which is the market value of the underlying common stock that would be obtained upon the conversion of the convertible security, is substantially below the “investment value,” which is the value of a convertible security viewed without regard to its conversion feature (i.e. strictly on the basis of its yield), the price of the convertible security is governed principally by its investment value. If the conversion value of a convertible security increases to the point that approximates or exceeds its investment value, the value of the security will be principally influenced by its conversion value. A convertible security will sell at a premium over its conversion value to the extent investors place value on the right to acquire the underlying common stock while holding an income-producing security.

A convertible security may be subject to redemption at the option of the issuer at a predetermined price. If a convertible security held by the Portfolio is called for redemption, the Portfolio would be required to permit the issuer to redeem the security and convert it to underlying common stock, or would sell the convertible security to a third party, which may have an adverse effect on the Portfolio’s ability to achieve its investment objective,

A “synthetic” convertible security may be created by combining separate securities that possess the two principal characteristics of a traditional convertible security, i.e., an income-producing security (“income producing component”) and the right to acquire an equity security (“convertible component”). The income-producing component is achieved by investing in non-convertible, income-producing securities such as bonds, preferred stocks and money market instruments, which may be represented by derivative instruments. The convertible component is achieved by investing in securities or instruments such as warrants or options to buy common stock at a certain exercise price, or options on a stock index. Unlike a traditional convertible security, which is a single security having a single market value, a synthetic convertible comprises two or more separate securities, each with its own market value. Therefore, the “market value” of a synthetic convertible security is the sum of the values of its income-producing component and its convertible component. For this reason, the values of a synthetic convertible security and a traditional convertible security may respond differently to market fluctuations.

More flexibility is possible in the assembly of a synthetic convertible security than in the purchase of a convertible security. Although synthetic convertible securities may be selected where the two components are issued by a single issuer, thus making the synthetic convertible security similar to the traditional convertible security, the character of a synthetic convertible security allows the combination of components representing distinct issuers, when the Specialist Manager believes that such a combination may better achieve the Portfolio’s investment objective. A synthetic convertible security also is a more flexible investment in that its two components may be purchased separately. For example, the Portfolio may purchase a warrant for inclusion in a synthetic convertible security but temporarily hold short-term investments while postponing the purchase of a corresponding bond pending development of more favorable market conditions.

A holder of a synthetic convertible security faces the risk of a decline in the price of the security or the level of the index involved in the convertible component, causing a decline in the value of the security or instrument, such as a call option or warrant, purchased to create the synthetic convertible security. Should the price of the stock fall below the exercise price and remain there throughout the exercise period, the entire amount paid for the call option or warrant would be lost. Because a synthetic convertible security includes the income-producing component as well, the holder of a synthetic convertible security also faces the risk that interest rates will rise, causing a decline in the value of the income-producing instrument.

The Portfolio also may purchase synthetic convertible securities created by other parties, including convertible structured notes. Convertible structured notes are income-producing debentures linked to equity, and are typically issued by investment banks. Convertible structured notes have the attributes of a convertible security; however, the investment bank that issues the convertible note, rather than the issuer of the underlying common stock into which the note is convertible, assumes credit risk associated with the underlying investment, and the Portfolio in turn assumes credit risk associated with the convertible note.

CYBERSECURITY RISKS. The Portfolio, like all companies, may be susceptible to operational and information security risks. Cybersecurity failures or breaches of the Portfolio or its service providers, including Specialist Managers, or the issuers of securities in which the Portfolio invests, have the ability to cause disruptions and impact business operations. The potential consequences of such events include potential financial losses, the inability of Portfolio shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, and/or additional compliance costs. The Portfolio and its shareholders could be negatively impacted as a result.

INVESTMENT RESTRICTIONS

In addition to its investment objectives and policies, the Portfolio is subject to certain investment restrictions both in accordance with various provisions of the Investment Company Act and guidelines adopted by the Board. These investment restrictions are summarized below. The following investment restrictions (1 through 9) are fundamental and cannot be changed with respect to the Portfolio without the affirmative vote of a majority of the Portfolio’s outstanding voting securities as defined in the Investment Company Act.

THE PORTFOLIO MAY NOT:

1.	Purchase the securities of any issuer, if as a result of such purchase, more than 5% of the total assets of the Portfolio would be invested in the securities of that issuer, or purchase any security if, as a result of such purchase, the Portfolio would hold more than 25% of the outstanding voting securities of an issuer, provided that up to 50% of the value of the Portfolio’s assets may be invested without regard to this limitation, and provided further that this restriction shall not apply to investments in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, repurchase agreements secured by such obligations, or securities issued by other investment companies.

2.	Borrow money, except that the Portfolio (i) may borrow amounts, taken in the aggregate, equal to up to 5% of its total assets, from banks for temporary purposes (but not for leveraging or investment) and (ii) may engage in reverse repurchase agreements for any purpose, provided that (i) and (ii) in combination do not exceed 33 1/3% of the value of the Portfolio’s total assets (including the amount borrowed) less liabilities (other than borrowings).

3.	Mortgage, pledge or hypothecate any of its assets except in connection with any permitted borrowing, provided that this restriction does not prohibit escrow, collateral or margin arrangements in connection with the Portfolio’s permitted use of options, futures contracts and similar derivative financial instruments described in the Trust’s Prospectuses.

4.	Issue senior securities, as defined in the Investment Company Act, provided that this restriction shall not be deemed to prohibit the Portfolio from making any permitted borrowing, mortgage or pledge, and provided further that the permitted use of options, futures contracts, forward contracts and similar derivative financial instruments described in the Trust’s Prospectuses shall not constitute issuance of a senior security.

5.	Underwrite securities issued by others, provided that this restriction shall not be violated in the event that the Portfolio may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of portfolio securities.

6.	Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments, provided that this shall not prevent the Portfolio from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business.

7.	Purchase or sell commodities or commodity contracts, unless acquired as a result of ownership of securities or other instruments, provided that the Portfolio may purchase and sell futures contracts relating to financial instruments and currencies and related options in the manner described in the Trust’s Prospectuses.

8.	Make loans to others, provided that this restriction shall not be construed to limit (a) purchases of debt securities or repurchase agreements in accordance with the Portfolio’s investment objectives and policies; and (b) loans of portfolio securities in the manner described in the Trust’s Prospectuses.

9.	Invest more than 25% of the market value of its assets in the securities of companies engaged in any one industry provided that this restriction does not apply to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, repurchase agreements secured by such obligations or securities issued by other investment companies.

The following investment restrictions (10 through 13) reflect policies that have been adopted by the Trust, but which are not fundamental and may be changed by the Board, without shareholder vote.

10.	The Portfolio may not make short sales of securities, maintain a short position, or purchase securities on margin, provided that this restriction shall not preclude the Trust from obtaining such short-term credits as may be necessary for the clearance of purchases and sales of its portfolio securities, and provided further that this restriction will not be applied to limit the use by the Portfolio of options, futures contracts and similar derivative financial instruments in the manner described in the Trust’s Prospectuses. For the purposes of this restriction, the posting of margin deposits or other forms of collateral in connection with swap agreements is not considered purchasing securities on margin.

11.	The Portfolio may not invest in securities of other investment companies except as permitted under the Investment Company Act.

12.	The Portfolio may not invest more than 15% of the value of its net assets in illiquid securities (including repurchase agreements, as described under “Repurchase Agreements,” above).

An investment restriction applicable to a particular Portfolio shall not be deemed violated as a result of a change in the market value of an investment, the net or total assets of that Portfolio, or any other later change provided that the restriction was satisfied at the time the relevant action was taken.

The Investment Company Act generally defines “senior security” to mean any bond, debenture, note, or similar obligation or instrument constituting a security and evidencing indebtedness, and any stock of a class having priority over any other class as to distribution of assets or payment of dividends.

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

The Trust reserves the right in its sole discretion to suspend the continued offering of the Trust’s shares and to reject purchase orders in whole or in part when in the judgment of the Board such action is in the best interest of the Trust. Payments to shareholders for shares of the Trust redeemed directly from the Trust will be made as promptly as possible but no later than seven days after receipt by the Trust’s transfer agent of the written request in proper form, with the appropriate documentation as stated in the Prospectuses, except that the Trust may suspend the right of redemption or postpone the date of payment during any period when (a) trading on the NYSE is restricted as determined by the SEC or such exchange is closed for other than weekends and holidays; (b) an emergency exists as determined by the SEC making disposal of portfolio securities or valuation of net assets of the Trust not reasonably practicable; or (c) for such other period as the SEC may permit for the protection of the Trust’s shareholders. The Portfolio reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption or repurchase of the Trust’s shares by making payment in whole or in part in readily marketable securities chosen by the Trust and valued in the same way as they would be valued for purposes of computing the Portfolio’s net asset value. If such payment were made, an investor may incur brokerage costs in converting such securities to cash. The value of shares on redemption or repurchase may be more or less than the investor’s cost, depending upon the market value of the Trust’s portfolio securities at the time of redemption or repurchase.

PORTFOLIO TRANSACTIONS AND VALUATION

PORTFOLIO TRANSACTIONS. Subject to the general supervision of the Board, the Specialist Managers of the Portfolio are responsible for placing orders for securities transactions for the Portfolio. Securities transactions involving stocks will normally be conducted through brokerage firms entitled to receive commissions for effecting such transactions. In placing portfolio transactions, a Specialist Manager will use its best efforts to choose a broker or dealer capable of providing the services necessary to obtain the most favorable price and execution available. The full range and quality of services available will be considered in making these determinations, such as the size of the order, the difficulty of execution, the operational facilities of the firm involved, the firm’s risk in positioning a block of securities, and other factors. In placing brokerage transactions, the respective Specialist Managers may, however, consistent with the interests of the Portfolio, select brokerage firms on the basis of the investment research, statistical and pricing services they provide to the Specialist Manager, which services may be used by the Specialist Manager in serving any of its investment advisory clients. In such cases, the Portfolio may pay a commission that is higher than the commission that another qualified broker might have charged for the same transaction, providing the Specialist Manager involved determines in good faith that such commission is reasonable in terms either of that transaction or the overall responsibility of the Specialist Manager to the Portfolio and such manager’s other investment advisory clients. Transactions involving debt securities and similar instruments are expected to occur primarily with issuers, underwriters or major dealers acting as principals. Such transactions are normally effected on a net basis and do not involve payment of brokerage commissions. The price of the security, however, usually includes a profit to the dealer. Securities purchased in underwritten offerings include a fixed amount of compensation to the underwriter, generally referred to as the underwriter’s concession or discount. When securities are purchased directly from or sold directly to an issuer, no commissions or discounts are paid. Because the Portfolio described in this Statement of Additional Information had not yet commenced operations as of the date of this Statement of Additional Information, the Portfolio did not pay any brokerage commissions during any of the Trust’s last three completed fiscal years.

The Trust has adopted procedures pursuant to which the Portfolio is permitted to allocate brokerage transactions to affiliates of the various Specialist Managers. Under such procedures, commissions paid to any such affiliate must be fair and reasonable compared to the commission, fees or other remuneration paid to other brokers in connection with comparable transactions. Several of the Trust’s Specialist Managers are affiliated with brokerage firms to which brokerage transactions may, from time to time, be allocated.

Because the Portfolio described in this Statement of Additional Information had not yet commenced operations as of the date of this Statement of Additional Information, the Portfolio did not pay any brokerage commissions to any broker/dealer with which it may be deemed to be an affiliate during any of the Trust’s last three fiscal years.

In no instance will portfolio securities be purchased from or sold to Specialist Managers, the Adviser or any affiliated person of the foregoing entities except to the extent permitted by applicable law or an order of the SEC. It is possible that at times identical securities will be acceptable for both the Portfolio and one or more of such client accounts. In such cases, simultaneous transactions are inevitable. Purchases and sales are then averaged as to price and allocated as to amount according to a formula deemed equitable to each such account. While in some cases this practice could have a detrimental effect upon the price or value of the security as far as the Portfolio is concerned, in other cases it is believed that the ability of the Portfolio to participate in volume transactions may produce better executions for the Portfolio.

PORTFOLIO TURNOVER. Changes may be made in the holdings of the Portfolio consistent with its investment objectives and policies whenever, in the judgment of the relevant Specialist Manager, such changes are believed to be in the best interests of the Portfolio. It is not anticipated that the annual portfolio turnover rate for the Portfolio will exceed 100% under normal circumstances. A high rate of Portfolio turnover (100% or more) generally leads to higher transaction costs and may result in a greater number of taxable transactions.

The Portfolio may experience higher turnover due to the addition of a Specialist Manager to the Portfolio, a reallocation of Portfolio assets among Specialist Managers, or a replacement of one or more Specialist Managers. Additionally, the following investments may increase the Portfolio’s turnover: (a) investing in certain types of derivative instruments; or (b) investing in U.S. government securities for short periods of time while determining appropriate longer term investments for the Portfolio. The portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities by the average monthly value of the Portfolio’s securities. For purposes of this calculation, portfolio securities exclude all securities having a maturity when purchased of one year or less. The portfolio turnover rate for the Portfolio will be an aggregate of the rates for each individually managed portion of the Portfolio. Rates for each portion, however, may vary significantly. Because the Portfolio described in this Statement of Additional Information had not yet commenced operations as of the date of this Statement of Additional Information, the Portfolio has no portfolio turnover history to report for any of the Trust’s last three fiscal years.

VALUATION. The net asset value per share of the Portfolio is determined once on each Business Day as of the close of the NYSE, which is normally 4 p.m. Eastern Time, on each day the NYSE is open for trading. The Trust does not expect to determine the net asset value of its shares on any day when the NYSE is not open for trading even if there is sufficient trading in its portfolio securities on such days to materially affect the net asset value per share.

In valuing the Trust’s assets for calculating net asset value, readily marketable portfolio securities listed on a national securities exchange or on NASDAQ are valued at the closing price on the business day as of which such value is being determined. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the closing bid price on such day. Readily marketable securities traded only in the over-the-counter market and not on NASDAQ are valued at the closing price or if no sale occurs at the mean between the last reported bid and asked prices. Equity securities listed on a foreign exchange are valued at the last quoted sales price available before the time when such securities are to be valued, provided that where such securities are denominated in foreign currencies, such prices will be converted into U.S dollars at the bid price of such currencies against U.S. dollars. Exchange rates are received daily from an independent pricing service approved by the Board. If there have been no sales on such exchange, the security is valued at the closing bid. All other assets of the Portfolio are valued in such manner as the Board in good faith deems appropriate to reflect their fair value. The net asset value per share of the Portfolio is calculated as follows: all liabilities incurred or accrued are deducted from the valuation of total assets which includes accrued but undistributed income; the resulting net asset value is divided by the number of shares outstanding at the time of the valuation and the result (adjusted to the nearest cent) is the net asset value per share.

When the closing price of a foreign security is not an accurate representation of value as a result of events that have occurred after the closing of the primary foreign exchange and prior to the time certain of the Portfolio’s net asset value per share is calculated (a “Significant Event”), then a market quotation is deemed to not be readily available and the fair value of affected securities will be determined by consideration of other factors by the Pricing Committee. An example of a frequently occurring Significant Event is a significant movement in the U.S. equity markets. The Board may predetermine the level of such a movement that will constitute a Significant Event (a “Trigger”) and preauthorize the Trust’s Accounting Agent to utilize a pricing service authorized by the Board (a “Fair Value Pricing Service”) that has been designated to determine a fair value for the affected securities. On a day when a Fair Value Pricing Service is so utilized, the Trust’s Pricing Committee need not meet. The Pricing Committee, however, will determine the fair value of securities affected by a Significant Event where either (i) the Pricing Committee has not authorized the use of a Fair Value Pricing Service, or (ii) the Significant Event is other than a movement in the U.S. equity markets that qualifies as a Trigger.

PORTFOLIO HOLDINGS. The Trust may provide information regarding the portfolio holdings of the Portfolio to its service providers where relevant to duties to be performed for the Portfolio. Such service providers include fund accountants, administrators, investment advisers, custodians, independent public accountants, and attorneys. All such service providers are required to maintain the confidentiality of such information by virtue of their respective duties to the Trust. Disclosures to service providers are made in the ordinary course of business as needed in order for a service provider to meet its obligations to the Trust and are generally provided without any lag time. Non-standard disclosure of portfolio holdings information may also be provided to entities that provide a service to a Specialist Manager, provided that the service is related to the investment advisory services that the Specialist Manager provides to the Portfolio.

The Trust does not disclose any portfolio holdings information to any rating or ranking organizations, but does disclose such information to two third party organizations, FactSet Research Systems, Inc. and Bloomberg, L.P., for the sole purpose of providing statistical services to the Adviser. These organizations receive portfolio holdings information daily with no lag time. These organizations have signed confidentiality agreements under which they are required to keep all portfolio holdings information confidential and are prohibited from improperly using such information.

Neither the Trust nor any service provider to the Trust may disclose material information about the Portfolio’s holdings to other third parties except that information about portfolio holdings may be made available to such third parties provided that the information has become public information by the filing of an annual or semi-annual report or Form N-Q by the Portfolio. In no event shall such information be disclosed for compensation.

The Trust’s Chief Compliance Officer is responsible for reviewing such disclosures to ensure that no improper disclosures have occurred. The Board relies on the Trust’s Chief Compliance Officer to exercise day-to-day oversight with respect to portfolio holdings disclosures. The Board receives periodic reports from the Chief Compliance Officer and meets with him on a regular basis.

ADDITIONAL INFORMATION ABOUT PORTFOLIO MANAGERS

Set forth below is information about those individuals (each of whom is referred to as a “portfolio manager”) who are primarily responsible for day-to-day investment decisions relating to the Portfolio. All of the portfolio managers are employees of the indicated Specialist Manager and not of the Adviser.

As noted in the Prospectuses, investment in the HC Strategic Shares of the Trust is currently limited to investors for whom the Adviser, or any affiliate of the Adviser, provides a complete program of investment advisory services. Unless otherwise noted, none of the portfolio managers owns any shares of the Portfolio.

The tables and text below disclose information about other accounts managed, compensation, and potential conflicts of interest. All information is as of June 30, 2014, unless otherwise noted.

It should be noted that there are certain potential conflicts of interest which are generally applicable to all of the Specialist Managers. The conflicts arise from managing multiple accounts and include conflicts among investment strategies, conflicts in the allocation of investment opportunities and conflicts due to the differing assets levels or fee schedules of various accounts.

Agincourt Capital Management, LLC (“Agincourt”) serves as a Specialist Manager for the Portfolio. Listed below are the portfolio managers responsible for making day-to-day investment decisions for that portion of the Portfolio allocated to Agincourt. Day-to-day investment decisions for the Portfolio are the responsibility of L. Duncan Buoyer, Managing Director and Portfolio Manager of Agincourt and B. Scott Marshall, Director and Portfolio Manager. Both Mr. Buoyer and Mr. Marshall provide portfolio management for certain other registered investment companies and separately managed accounts within this strategy. Certain information about these responsibilities is set forth below.

OTHER ACCOUNTS MANAGED — TOTAL

	OTHER REGISTERED INVESTMENT COMPANIES		OTHER POOLED INVESTMENT VEHICLES		OTHER ACCOUNTS
PORTFOLIO MANAGER	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS
L. Duncan Buoyer	0	$0	0	$0	142	$4.7 billion
B. Scott Marshall	0	$0	0	$0	142	$4.7 billion

OTHER ACCOUNTS MANAGED — OF TOTAL LISTED ABOVE, THOSE WHOSE ADVISORY FEE IS BASED ON PERFORMANCE

	OTHER REGISTERED INVESTMENT COMPANIES		OTHER POOLED INVESTMENT VEHICLES		OTHER ACCOUNTS
PORTFOLIO MANAGER	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS
L. Duncan Buoyer	0	$0	0	$0	2	$292.4 million
B. Scott Marshall	0	$0	0	$0	2	$292.4 million

CONFLICTS OF INTEREST.

Agincourt Capital Management is focused on managing fixed income portfolios. All portfolios are managed on a team basis and accounts with similar mandates are managed as closely as possible, taking into account client specific cash flow requirements and any investment guideline constraints.

Agincourt maintains policies and procedures to address a wide range of potential conflicts of interest that could directly impact client portfolios, such as conflicts relating to the allocation of investment opportunities, personal investing activities, portfolio manager compensation and broker selection.

While there is no guarantee that such policies and procedures will be effective in all cases, Agincourt believes that all issues relating to potential material conflicts of interest have been addressed.

COMPENSATION.

Compensation is not tied to the performance of the Fund or specific accounts. The majority of Agincourt’s investment professionals have an ownership interest in the firm, sharing in profits in addition to a base salary. For those employees that do not have an ownership interest there is a bonus plan that is based on the firm’s profitability combined with the individual’s contribution to the firm’s success.

Cadence Capital Management (“Cadence”) serves as a Specialist Manager to for the Portfolio. Listed below are the portfolio managers responsible for making day-to-day investment decisions for that portion of the Portfolio allocated to Cadence. Messrs. Dokas and Ginsberg provide portfolio management for certain other registered investment companies, pooled investment vehicles and separately managed accounts.

OTHER ACCOUNTS MANAGED — TOTAL*

	OTHER REGISTERED INVESTMENT COMPANIES		OTHER POOLED INVESTMENT VEHICLES		OTHER ACCOUNTS
PORTFOLIO MANAGER	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS
J. Paul Dokas	0	$0	0	$0	0	$0
Robert Ginsberg	3	$374.1 M	1	$25.8	18	$820.7 M

*	None of these accounts has an advisory fee based on performance.

CONFLICTS OF INTEREST. Cadence’s Portfolio Managers perform investment management services for various mutual funds and other accounts besides the Portfolio. Some of these clients’ portfolios are managed using the same investment strategies and objectives which the Portfolio Managers use to manage the Portfolio, while other portfolios are managed by the Portfolio Managers using different investment strategies and objectives. Generally, all client portfolios that are managed using a similar investment strategy and objective are managed as a group (each, a “Strategy”) such that portfolio holdings, relative position sizes and industry and sector exposures tend to be similar among each client portfolio in the Strategy. This minimizes, but does not eliminate the potential for conflicts of interest. For example, one Strategy may be selling a security, while another Strategy may be purchasing or holding the same security. As a result, transactions executed for the Strategy that is selling the security may adversely affect the value of any Strategy which is purchasing or holding the same security.

Other conflicts of interest may arise from the management of multiple accounts and the Portfolio. For example, Cadence may receive more compensation with respect to certain Strategies than that received with respect to other Strategies or the Portfolio or may receive compensation based in part on the performance of accounts in a certain Strategy. In such cases, the Portfolio Managers may be viewed as having an incentive to enhance the performance of such Strategy, to the possible detriment of other Strategies for which Cadence may not receive greater compensation or performance-based fees. In addition, the Portfolio Managers must allocate time and effort to multiple accounts and the Portfolio.

Each Portfolio Manager’s management of personal accounts also may present certain conflicts of interest. The Portfolio Managers may have personal investments in the portfolios managed by such Portfolio Managers. In addition, the portfolios managed by the Portfolio Managers may be investment options in Cadence’s employee benefit plans. While Cadence has adopted a code of ethics that is designed to address these potential conflicts, there is no guarantee that it will do so.

COMPENSATION. Cadence compensates each portfolio manager for such portfolio manager’s management of the Portfolio. Each portfolio manager’s compensation consists of a fixed annual base salary and a share of the firm’s profits. Compensation of the portfolio managers is not tied directly to individual portfolio performance.

HC Capital Solutions (“HC Capital”) may at times directly manage a portion of the Portfolio’s investments in ETFs. HC Capital is a separate operating division of Hirtle Callaghan & Co., LLC. Mr. Thomas Cowhey, CFA and Mr. Brad Conger, CFA act as portfolio managers for the Portfolio. Mr. Cowhey and Mr. Conger each also provide oversight of the Specialist Managers providing day-to-day portfolio management for certain other pooled investment vehicles and separately managed accounts, but do not directly provide such services to any other accounts or portfolios.

CONFLICTS OF INTEREST. While there are certain conflicts of interest inherent in directly managing one portfolio while providing oversight services to multiple other portfolios, as discussed above, HC Capital believes that the limited nature of the role of managing the Portfolio’s investments in ETFs, combined with the policies and procedures adopted by HC Capital, minimizes the potential impact of any such conflicts.

COMPENSATION. Mr. Cowhey and Mr. Conger each receive a base salary and an annual bonus, which is at the discretion of the Adviser and is not directly linked to the performance of any one or more accounts.

Mellon Capital Management Corporation (“Mellon Capital”) serves as a Specialist Manager for the Portfolio. Mellon Capital is a wholly-owned, indirect subsidiary of The Bank of New York Mellon Corporation. Below are the portfolio managers responsible for making day-to-day investment decisions for that portion of the Portfolio allocated to Mellon Capital. Mr. William Cazalet, Mr. Ronald Gala, Ms. Kristin Crawford, and Ms. Karen Wong also provide portfolio management for certain other registered investment companies, pooled investment vehicles and separately managed accounts. The assets listed below are managed utilizing a team approach. Certain information about these responsibilities is set forth below.

OTHER ACCOUNTS MANAGED — TOTAL

	OTHER REGISTERED INVESTMENT COMPANIES		OTHER POOLED INVESTMENT VEHICLES		OTHER ACCOUNTS
PORTFOLIO MANAGER	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS
William Cazalet	20	$4,551 M	17	$681 M	52	$7,048 M
Ronald Gala	20	$4,551 M	17	$681 M	52	$7,048 M
Kristin Crawford	20	$4,551 M	17	$681 M	52	$7,048 M
Karen Q. Wong	109	$100,523 M	97	$78,507 M	79	$122,187 M

OTHER ACCOUNTS MANAGED — OF TOTAL LISTED ABOVE, THOSE WHOSE ADVISORY FEE IS BASED ON PERFORMANCE

	OTHER REGISTERED INVESTMENT COMPANIES		OTHER POOLED INVESTMENT VEHICLES		OTHER ACCOUNTS
PORTFOLIO MANAGER	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS
William Cazalet	None		2	$154.9 M	7	$641.7 M
Ronald Gala	None		2	$154.9 M	7	$641.7 M
Kristin Crawford	None		2	$154.9 M	7	$641.7 M
Karen Q. Wong	None		None		None

CONFLICTS OF INTEREST. Mellon Capital manages all accounts noted in the tables above with the same investment philosophy and using the same investment process, thus, limiting contrary positions between accounts. Mellon Capital’s process is to rebalance all portfolios in the same style at the same time to ensure that no single portfolio is advantaged or disadvantaged over the others in the style. The rebalancing is done without regard to client type or fee schedule.

Mellon Capital has policies and procedures in place to address potential conflicts of interest that may arise between a portfolio manager’s management of the fund and his or her management of other funds and accounts, such as conflicts relating to the allocation of investment opportunities, personal investing activities, portfolio manager compensation and proxy voting of portfolio securities. While there is no guarantee that such policies and procedures will be effective in all cases, Mellon Capital believes that all issues relating to potential material conflicts of interest involving this Portfolio and its other managed accounts have been addressed.

COMPENSATION. The primary objectives of the Mellon Capital compensation plans are to motivate and reward continued growth and profitability, attract and retain high-performing individuals critical to the on-going success of Mellon Capital, motivate and reward superior business/investment performance and create an ownership mentality for all plan participants.

The investment professionals’ cash compensation is comprised primarily of a market-based base salary and (variable) incentives (cash and deferred). An investment professional’s base salary is determined by the employees’ experience and performance in the role, taking into account the ongoing compensation benchmark analyses. A portfolio manager’s base salary is generally a fixed amount that may change as a result of an annual review, upon assumption of new duties, or when a market adjustment of the position occurs. Funding for the Mellon Capital Annual and Long Term Incentive Plan is through a pre-determined fixed percentage of overall Mellon Capital profitability. Therefore, all bonus awards are based initially on Mellon Capital’s financial performance. The performance period under which annual incentive opportunities are earned covers the January 1 through December 31st calendar year. The compensation for each individual is evaluated on a total compensation basis, in which combined salaries and incentives are reviewed against competitive market data (benchmarks) for each position annually. Incentive awards are 100% discretionary. Factors considered in awards include individual performance, team performance, investment performance of the associated portfolio(s) including both short and long term returns and qualitative behavioral factors. Other factors considered in determining the award are the asset size and revenue growth/retention of the products managed. Awards are paid in partially in cash with the balance deferred through the Long Term Incentive Plan.

These positions that participate in the Long Term Incentive Plan have a high level of accountability and a large impact on the success of the business due to the position’s scope and overall responsibility. This plan provides for an annual award, payable in cash after a three-year cliff vesting period as well as a grant of BNY Mellon Restricted Stock for senior level roles.

Mellon Capital’s portfolio managers responsible for managing mutual funds are paid by Mellon Capital and not by the mutual funds. The same methodology described above is used to determine portfolio manager compensation with respect to the management of mutual funds and other accounts. Mutual fund portfolio managers are also eligible for the standard retirement benefits and health and welfare benefits available to all Mellon Capital employees. Certain portfolio managers may be eligible for additional retirement benefits under several supplemental retirement plans that Mellon Capital provides to restore dollar-for-dollar the benefits of management employees that had been cut back solely as a result of certain limits due to the tax laws. These plans are structured to provide the same retirement benefits as the standard retirement benefits. In addition, mutual fund portfolio managers whose compensation exceeds certain limits may elect to defer a portion of their salary and/or bonus under Bank of New York Mellon Deferred Compensation Plan for Employees.

Parametric Portfolio Associates LLC (“Parametric”.) Parametric serves as a Specialist Manager to the Portfolio. Listed below are the portfolio managers responsible for making day-to-day investment decisions for that portion of the Portfolio allocated to Parametric. Mr. Henne is the lead portfolio manager for the Liquidity Strategy and provides portfolio management for certain other registered investment companies, pooled investment vehicles and separately managed accounts.

OTHER ACCOUNTS MANAGED — TOTAL*

	OTHER REGISTERED INVESTMENT COMPANIES		OTHER POOLED INVESTMENT VEHICLES		OTHER ACCOUNTS
PORTFOLIO MANAGER	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS
Justin Henne, CFA	23	$434.58 million	0	$0 million	459	$50.91 billion
Clint Talmo, CFA	0	$0 million	0	$0 million	225	$25.67 billion
Jason Nelson, CFA	0	$0 million	0	$0 million	225	$25.67 billion

None of these accounts has an advisory fee based on performance.

CONFLICTS OF INTEREST. It is possible that conflicts of interest may arise in connection with a portfolio manager’s management of the Portfolio’s investments on the one hand and the investments of other accounts for which the portfolio manager is responsible on the other hand. For example, a portfolio manager may have conflicts of interest in allocating management time, resources and investment opportunities among the Portfolio and other accounts he advises. In addition, due to differences in the investment strategies or restrictions between the Portfolio and the other accounts, a portfolio manager may take action with respect to another account that differs from the action taken with respect to the Portfolio. In some cases, another account managed by a portfolio manager may compensate the investment adviser based on the performance of the securities held by that account. The existence of such a performance based fee may create additional conflicts of interest for the portfolio manager in the allocation of management time, resources and investment opportunities.

Whenever conflicts of interest arise, the portfolio manager will endeavor to exercise his discretion in a manner that he believes is equitable to all interested persons. Parametric has adopted policies and procedures designed to address these potential conflicts including a code of ethics and policies which govern Parametric’s trading practices, including among other things the aggregation and allocation of trades among clients, brokerage allocation, cross trades and best execution.

COMPENSATION. Parametric’s compensation structure for senior portfolio managers consists of a fixed base salary and an incentive bonus that is determined annually based on a percentage of the firm’s operating profit. In addition, senior portfolio managers who are also principals of the firm receive quarterly equity-based distributions based on their percentage of ownership of the firm. Other investment professionals receive a fixed base salary and an annual discretionary bonus that is determined based on the individual’s performance and the financial performance of the firm. Individual investment professional performance is assessed by the chief investment officer based on the quality of service and advice provided to clients and the level of value added to the investment team and Parametric. None of the investment professionals’ compensation is directly tied to account performance or the value of assets held in accounts or growth in the value of accounts. Some portfolio managers who are not currently equity owners of the firm may receive an incentive grant that has some of the characteristics of actual equity ownership but is not actual equity in the firm (i.e., phantom equity).

DIVIDENDS, DISTRIBUTIONS AND TAXES

DIVIDENDS AND DISTRIBUTIONS. As noted in the Prospectuses, the Portfolio will distribute substantially all of its net investment income and net realized capital gains, if any. The Portfolio will declare and distribute dividends from net investment income on a semi-annual basis. The Trust expects to distribute any undistributed net investment income and capital gains for the 12-month period ended each October 31, on or about December 31 of each year.

TAX INFORMATION. The following summarizes certain additional tax considerations generally affecting the Portfolio and its shareholders that are not described in the Prospectuses. No attempt is made to present a detailed explanation of the tax treatment of the Portfolio or its shareholders, and the discussions here and in the Prospectuses are not intended as a substitute for careful tax planning. Potential investors should consult their tax advisor with specific reference to their own tax situations.

The discussions of the federal tax consequences in the Prospectuses and this Additional Statement are based on the Internal Revenue Code and the laws and regulations issued thereunder as in effect on the date of this Additional Statement. Future legislative or administrative changes or court decisions may significantly change the statements included herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.

TAX TREATMENT OF THE PORTFOLIO. Each Portfolio of the Trust will be treated as a separate corporate entity under the Code, and intends to qualify and continue to qualify as a regulated investment company. For a Portfolio to qualify as a regulated investment company under Subchapter M of Subtitle A, Chapter 1, of the Code, at the end of each quarter of its taxable year: (i) at least 50% of the market value of a Portfolio’s total assets will be invested in cash, U.S. government securities, securities of other regulated investment companies and other securities, with such other securities of any one issuer limited for the purposes of this calculation to an amount not greater than 5% of the value of its total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets will be invested in the securities of any one issuer (other than U.S. government securities or the securities of other regulated investment companies). In addition a Portfolio must satisfy certain requirements with respect to the source of its income during a taxable year. At least 90% of the gross income of the Portfolio must be derived from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stocks, securities or foreign currencies, and other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to the Portfolio’s business of investing in such stock, securities or currencies. The Treasury Department may by regulation exclude from qualifying income foreign currency gains which are not directly related to the Portfolio’s principal business of investing in stock or securities, or options and futures with respect to stock or securities. Any income derived by the Portfolio from a partnership or trust is treated as derived with respect to the Portfolio’s business of investing in stock, securities or currencies only to the extent that such income is attributable to items of income which would have been qualifying income if realized by the Portfolio in the same manner as by the partnership or trust.

A 4% non-deductible excise tax is imposed on regulated investment companies that fail to currently distribute with respect to each calendar year at least 98% of their ordinary taxable income and 98.2% of their capital gain net income (excess of capital gains over capital losses) and any remaining undistributed such items from prior years. Each Portfolio intends to make sufficient distributions or deemed distributions of its ordinary taxable income and capital gain net income each calendar year to avoid liability for this excise tax.

If for any taxable year a Portfolio does not qualify for federal tax treatment as a regulated investment company, all of the Portfolio’s net taxable investment income will be subject to federal and, potentially, state income tax at regular corporate rates without any deduction for distributions to its shareholders. In such event, dividend distributions (including amounts derived from interest on Municipal Securities) would be taxable to a Portfolio’s shareholders to the extent of the Portfolio’s current and accumulated earnings and profits.

Although each Portfolio expects to qualify as a regulated investment company and to be relieved of all or substantially all federal income taxes, depending upon the extent of its activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located, or in which it is otherwise deemed to be conducting business, a Portfolio may be subject to the tax laws of such states or localities.

TAX MATTERS RELATING TO THE USE OF CERTAIN HEDGING INSTRUMENTS AND FOREIGN INVESTMENTS. The Portfolio may write, purchase or sell certain options, futures and foreign currency contracts. Such transactions are subject to special tax rules that may affect the amount, timing and character of distributions to shareholders. Unless the Portfolio is eligible to make, and makes, a special election, any such contract that is a “Section 1256 contract” will be “marked-to-market” for Federal income tax purposes at the end of each taxable year, i.e., each contract will be treated for tax purposes as though it had been sold for its fair market value on the last day of the taxable year. In general, unless the special election referred to in the previous sentence is made, gain or loss from transactions in Section 1256 contracts will be 60% long term and 40% short term capital gain or loss. Additionally, Section 1092 of the Code, which applies to certain “straddles,” may affect the tax treatment of income derived by the Portfolio from transactions in option, futures and foreign currency contracts. In particular, under this provision, the Portfolio may, for tax purposes, be required to postpone recognition of losses incurred in certain closing transactions. Section 988 of the Code contains special tax rules applicable to certain foreign currency transactions that may affect the amount, timing, and character of income, gain or loss recognized by the Trust.

Under these rules, foreign exchange gain or loss realized with respect to foreign currency-denominated debt instruments, foreign currency forward contracts, foreign currency-denominated payables and receivables, and foreign currency options and futures contracts (other than options, futures, and foreign currency contracts that are governed by the mark-to-market and 60%-40% rules of Section 1256 of the Code and for which no election is made) is treated as ordinary income or loss.

Under the Code, dividends or gains derived by the Portfolio from any investment in a “passive foreign investment company” or “PFIC” — a foreign corporation 75% or more of the gross income of which consists of interest, dividends, royalties, rents, annuities or other “passive income” or 50% or more of the assets of which produce “passive income” — may subject the Portfolio to U.S. federal income tax even with respect to income distributed by the Portfolio to its shareholders. In order to address the tax consequences described above, the Portfolio will report investments in PFICs, or will elect mark-to-market or flow-through treatment for PFIC investments which will in many cases require the Portfolio to recognize ordinary income each year with respect to those investments.

The tax principles applicable to transactions in financial instruments and futures contracts and options that may be engaged in by the Portfolio, and investments in PFICs, are complex and, in some cases, uncertain. Such transactions and investments may cause the Portfolio to recognize taxable income prior to the receipt of cash, thereby requiring the Portfolio to liquidate other positions, or to borrow money, so as to make sufficient distributions to shareholders to avoid corporate-level tax.

SALES OF SHARES. Upon the disposition of shares of the Portfolio (whether by redemption or sale), a shareholder may realize a gain or loss. Such gain or loss will be capital gain or loss if the shares are capital assets in the shareholder’s hands, and will be long-term or short-term generally depending upon the shareholder’s holding period for the shares. Any loss realized on a disposition will be disallowed to the extent the shares disposed of are replaced within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on a disposition of shares held by the shareholder for six months or less will be treated as a long-term capital loss to the extent of any distributions of capital gain dividends received by the shareholder with respect to such shares. Additionally, any loss realized upon the sale or exchange of Portfolio shares with a tax holding period of six months or less may be disallowed to the extent of any distributions treated as exempt interest dividends with respect to such shares. If the Portfolio redeems a shareholder in-kind rather than in cash, the shareholder would realize the same gain or loss as if the shareholder had been redeemed in cash. Further, the shareholder’s basis in the securities received in the in-kind redemption would be the securities’ fair market value on the date of the in-kind redemption.

The Portfolio will report gains and losses realized on redemptions of shares for shareholders who are individuals and S corporations purchased after January 1, 2012 to the Internal Revenue Service (IRS). This information will also be reported to you on Form 1099-B and the IRS each year. In calculating the gain or loss on redemptions of shares, the average cost method will be used to determine the cost basis of the Portfolio shares purchased after January 1, 2012 unless you instruct the Portfolio in writing that you want to use another available method for cost basis reporting (for example, First In, First Out (FIFO), Last In, First Out (LIFO), Specific Lot Identification (SLID) or High Cost, First Out (HIFO)). If you designate SLID as your cost basis method, you will also need to designate a secondary cost basis method (Secondary Method). If a Secondary Method is not provided, the Portfolio will designate FIFO as the Secondary Method and will use the Secondary Method with respect to systematic withdrawals made after January 1, 2012. Your cost basis election method will be applied to all Portfolio positions for all of your accounts, as well as to all future Portfolio positions added, unless otherwise indicated by you.

Mutual fund shares acquired prior to January 1, 2012 are not covered by cost basis regulations. When available, average cost will be reported to investors who will be solely responsible for calculating and reporting gains and losses realized on the sale of non-covered securities. This information is not reported to the IRS. All non-covered shares will be depleted before the covered shares, starting with the oldest shares first.

When transferring the ownership of covered shares, you must provide account information for the recipient/account receiving shares and the reason the transfer is taking place (i.e., re-registration, inheritance through death, or gift). If a reason is not provided, the transfer will be defaulted as a transfer due to gift. If the recipient’s existing account or new account will use the Average Cost accounting method, they must accept the shares being transferred at fair market value on the date of the gift or settlement if the shares should be transferred at a loss. For transfers due to Inheritance on accounts with Joint Tenants with Rights of Survivorship (JWROS), unless you instruct us otherwise by indicating the ownership percentage of each party, the shares will be split equally with the basis for the decedent’s portion determined using the fair market value of the date of death and the other portions maintaining the current cost basis.

The Portfolio is also required to report gains and losses to the IRS in connection with the redemptions of shares by S corporations purchased after January 1, 2012. If a shareholder is a corporation and has not instructed the Portfolio that it is a C corporation in its account application or by written instruction, the Portfolio will treat the shareholder as an S corporation and file a Form 1099-B.

SHAREHOLDERS SHOULD CONSULT THEIR TAX ADVISOR REGARDING ANY UNITED STATES FEDERAL TAX CONSEQUENCES OF HOLDING SHARES IN THE PORTFOLIO IN LIGHT OF THEIR INDIVIDUAL CIRCUMSTANCES AS WELL AS ANY FOREIGN, STATE AND LOCAL, WITHHOLDING OR OTHER TAX CONSEQUENCES THAT MAY ARISE AS A RESULT OF HOLDING SHARES IN THE PORTFOLIO.

HISTORY OF THE TRUST AND OTHER INFORMATION

The Trust was organized as a Delaware statutory trust on December 15, 1994, and is registered with the SEC as an open-end, series, management investment company. The Trust currently offers shares of twenty-one investment portfolios, each with a different objective and differing investment policies. Each Portfolio, except The Real Estate Securities Portfolio and The ESG Growth Portfolio, is diversified, as that term is defined in the Investment Company Act. The Trust may organize additional investment portfolios in the future. The Trust is authorized to issue an unlimited number of shares, each with a par value of $.001. Under the Trust’s Amended and Restated Declaration of Trust, the Board has the power to classify or reclassify any unissued shares from time to time, and to increase the number of authorized shares. Each share of the respective Portfolios represents an equal proportionate interest in that Portfolio. Each share is entitled to one vote for the election of Trustees and any other matter submitted to a shareholder vote. Voting rights are not cumulative and, accordingly, the holders of more than 50% of the aggregate shares of the Trust may elect all of the Trustees. Shares of the Trust do not have preemptive or conversion rights and, when issued for payment as described in the Prospectuses, shares of the Trust will be fully paid and non-assessable.

The Trust is authorized to issue two classes of shares in each of its Portfolios. HC Strategic Shares and HC Advisors Shares have identical rights and preferences. The differences between the two classes is that each has established a separate CUSIP number, which aids those investment managers whose clients purchase shares of the Trust in tracking information relating to their clients’ accounts, and the HC Advisors Shares have service fees not applicable to the HC Strategic Shares.

As a Delaware statutory trust, the Trust is not required, and currently does not intend, to hold annual meetings of shareholders except as required by the Investment Company Act or other applicable law. The Investment Company Act requires initial shareholder approval of each of the investment advisory agreements, election of Trustees and, if the Trust holds an annual meeting, ratification of the Board’s selection of the Trust’s independent registered public accounting firm. Under certain circumstances, the law provides shareholders with the right to call for a meeting of shareholders to consider the removal of one or more Trustees. To the extent required by law, the Trust will assist in shareholder communications in such matters.

CONTROL PERSONS AND PRINCIPAL SECURITY HOLDERS. Because the Portfolio described in this Statement of Additional Information had not yet commenced operations as of the date of this Statement of Additional Information, there were no Persons who owned of record or beneficially 5% or more of shares of the Portfolio. Hirtle Callaghan & Co., LLC (of which the Adviser is a division) may be deemed to have, or share, investment and/or voting power with respect to more than 50% of the shares of the Portfolio, with respect to which shares Hirtle Callaghan & Co., LLC disclaims beneficial ownership.

POTENTIAL CONFLICTS OF INTEREST. The Trust, the Adviser and each of the Trust’s Specialist Managers, as well as the Trust’s principal underwriter, have adopted codes of ethics (each, a “17j-1 Code”) under Rule 17j-1 under the Investment Company Act. The 17j-1 Code adopted by each of these entities governs the manner and extent to which certain persons associated with that entity may invest in securities for their own accounts (including securities that may be purchased or held by the Trust). The 17j-1 Codes are on public file with, and are available from, the SEC’s Public Reference Room in Washington, D.C.

PROXY VOTING

The Trust has adopted Proxy Voting Policies and Procedures (the “Policy”) in accordance with Rule 30b1-4 under the Investment Company Act. The Policy is predicated on the notion that decisions with respect to proxy voting are an integral part of the investment management process and that the voting of proxies is an integral part of the services provided to each of those Portfolios of the Trust that invest primarily in equity securities by their Specialist Managers. Accordingly, the Policy delegates to the Specialist Managers that serve such Portfolios the responsibility for voting proxies received by the respective Portfolios in a manner that is designed to maximize the value of the shareholders’ interest. The following table provides a summary of the proxy voting policies and procedures adopted by each such Specialist Manager.

It is qualified by the full policy of each Specialist Manager, each of which is available upon request.

Agincourt Capital Management, LLC (“Agincourt”)

Agincourt Capital Management is focused on managing fixed income assets and rarely has the occasion to vote proxies. It is Agincourt’s policy to vote solely in the interests of plan participants and beneficiaries and for the exclusive purpose of providing economic benefits to them if a proxy vote is required, and the voting rights have not been reserved by the plan fiduciary.

If a proxy that is to be voted by Agincourt is received, it is logged and the materials are then distributed to Agincourt’s Management Team for the specific vote. Upon receipt of their decisions, Agincourt’s Chief Compliance Officer will log the rationales, and vote the proxy as per the decisions, in accordance with the Firm’s Policy and Procedures.

Cadence Capital Management (“Cadence”)

Cadence typically votes proxies as part of its discretionary authority to manage accounts, unless the client has explicitly reserved the authority for itself. When voting proxies, Cadence’s primary objective is to make voting decisions solely in the best economic interests of its clients. Cadence will act in a manner that it deems prudent and diligent and which is intended to enhance the economic value of the underlying portfolio securities held in its clients’ accounts.

Cadence has retained an independent third-party service provider, Institutional Shareholder Services (ISS), to assist in providing research, analysis and voting recommendations on corporate governance issues as well as assist in the administrative process. The services provided offer a variety of proxy-related services to assist in Cadence’s handling of proxy voting responsibilities.

Cadence has adopted ISS’ written Proxy Voting Summary Guidelines (the “Proxy Guidelines”). The Proxy Guidelines are reasonably designed to ensure that Cadence is voting in the best interest of its clients. The Proxy Guidelines reflect Cadence’s general voting positions on specific corporate governance issues and corporate actions. Some issues may require a case by case analysis prior to voting and may result in a vote being cast that will deviate from the Proxy Guideline. Upon receipt of a client’s request, Cadence may also vote proxies for that client’s account in a particular manner that may differ from the Proxy Guideline. Deviation from the Proxy Guidelines will be documented and maintained in accordance with Rule 204-2 under the Investment Advisers Act of 1940.

In accordance with the Proxy Guidelines, Cadence may review additional criteria associated with voting proxies and evaluate the expected benefit to its clients when making an overall determination on how or whether to vote the proxy. Cadence may vote proxies individually for an account or aggregate and record votes across a group of accounts, strategy or product. In addition, Cadence may refrain from voting a proxy on behalf of its clients’ accounts due to de minimus holdings, impact on the portfolio, timing issues related to the opening/closing of accounts and contractual arrangements with clients and/or their authorized delegate, failures by ADP or a client’s custodian to forward proxies in a timely manner and inability to vote proxies due to securities lending arrangements. Such proxies are voted on a best-efforts basis.

Cadence may have conflicts of interest that can affect how it votes its clients’ proxies. For example, Cadence or an affiliate may manage a pension plan whose management is sponsoring a proxy proposal. The Proxy Guidelines are designed to prevent material conflicts of interest from affecting the manner in which Cadence votes its clients’ proxies. In order to ensure that all material conflicts of interest are addressed appropriately while carrying out its obligation to vote proxies, Cadence’s Chief Compliance Officer is responsible for addressing how Cadence resolves such material conflicts of interest with its clients. To obtain a copy of the Policy Guidelines or to obtain information on how your account’s securities were voted, please contact your account representative.

Mellon Capital Management Corporation (“Mellon Capital”)

Mellon Capital, through its participation on The Bank of New York/Mellon Corporation’s Proxy Policy Committee, has adopted a Proxy Voting Policy, related procedures, and voting guidelines which are applied to those client accounts over which it has been delegated the authority to vote proxies. In voting proxies, Mellon Capital seeks to act solely in the best financial and economic interest of the applicable client. Mellon Capital will carefully review proposals that would limit shareholder control or could affect the value of a client’s investment. Mellon Capital generally will oppose proposals designed to insulate an issuer’s management unnecessarily from the wishes of a majority of shareholders. Mellon Capital will generally support proposals designed to provide management with short-term insulation from outside influences so as to enable them to bargain effectively with potential suitors and otherwise achieve long-term goals.

On questions of social responsibility where economic performance does not appear to be an issue, Mellon Capital will attempt to ensure that management reasonably responds to the social issues.

All proxy voting proposals are reviewed, categorized, analyzed and voted in accordance with written guidelines in effect from time to time. These proxy voting guidelines are based on research and recommendations provided by internal resources and third party vendors. The guidelines are reviewed periodically and updated as necessary to reflect new issues and any changes in our policies on specific issues. Items that can be categorized will be voted in accordance with any applicable guidelines or referred to the Proxy Policy Committee, if the applicable guidelines so require. Proposals that cannot be categorized under the guidelines will be referred to the Proxy Policy Committee for discussion and vote. Additionally, the Proxy Policy Committee may review any proposal where it has identified a particular company, industry or issue for special scrutiny. With regard to voting proxies of foreign companies, Mellon Capital weighs the cost of voting, and potential inability to sell, the shares against the benefit of voting the shares to determine whether or not to vote.

Mellon Capital recognizes its duty to vote proxies in the best interests of its clients. Mellon Capital seeks to avoid material conflicts of interest through the establishment of the Proxy Policy Committee, which applies detailed, pre-determined proxy voting guidelines in an objective and consistent manner across client accounts, based on internal and external research and recommendations provided by a third party vendor, and without consideration of any client relationship factors. Further, Mellon Capital and its affiliates engage a third party as an independent fiduciary to vote all proxies for The Bank of New York/Mellon Corporation securities and affiliated mutual fund securities.

Parametric Portfolio Associates LLC (“Parametric”)

Parametric acts as a discretionary investment adviser for various clients, which may include clients governed by the Employee Retirement Income Security Act of 1974 (“ERISA”). While Parametric’s standard policy is to not vote proxies for clients, the firm’s authority to vote proxies or act with respect to other shareholder actions may be established through the delegation of discretionary authority under an investment advisory contract. Therefore, unless a client (including a “named fiduciary” under ERISA) specifically reserves the right, in writing, in the investment management agreement or in a supplemental written communication, to vote its own proxies or to take shareholder action with respect to other corporate actions requiring shareholder actions, Parametric will vote all proxies and act on all other actions in a timely manner as part of the firm’s full discretionary authority over client assets in accordance with the proxy voting policies and procedures. Corporate actions may include, for example and without limitation, tender offers or exchanges, bankruptcy proceedings and class actions.

For proxies voted by Parametric, the firm receives proxies and votes them in a timely manner and in a manner consistent with the determination of the client’s best interests. Each proxy issue will be considered individually. Proxy voting may be different for different types of clients. Although many proxy proposals can be voted in accordance with established guidelines (the “Guidelines”), it is recognized that some proposals require special consideration which may dictate that an exception is made to the Guidelines.

Parametric will review all proxy proposals for conflicts of interest as part of the overall vote review process. Where a proxy proposal raises a material conflict between Parametric’s interests and a client’s interest, the firm will resolve such a conflict in one or more of the following manners: vote in accordance with the Guidelines; obtain consent of clients; and/or client directive to use an independent third party. To the extent that Parametric has little or no discretion to deviate from the Guidelines with respect to the proposal in question, the firm will vote in accordance with the pre-determined voting policy. To the extent that Parametric has discretion to deviate from the Guidelines with respect to the proposal in question, the firm will disclose the conflict to the relevant clients and obtain their consent to the proposed vote prior to voting the securities. If a client does not respond to such a conflict disclosure request or denies the request, Parametric will abstain from voting the securities held by the client’s account. Lastly, a client may, in writing, specifically direct Parametric to forward all proxy matters in which the firm has a conflict of interest regarding the client’s securities to an identified independent third party for review and recommendation. When the independent third party’s recommendations are received on a timely basis, Parametric will vote all such proxies in accordance with the third party’s recommendation; whereas, if the third party’s recommendations are not received in a timely manner, Parametric will abstain from voting the securities held by that client’s account.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers LLP serves as the Trust’s independent registered public accounting firm. PricewaterhouseCoopers LLP’s address is 41 South High Street, Suite 2500, Columbus, OH, 43215.

RATINGS APPENDIX

RATINGS FOR CORPORATE DEBT SECURITIES

Moody’s Investors Service, Inc.	Standard & Poor’s Ratings Services

Aaa	AAA

Judged to be of the best quality; smallest degree of investment risk.	This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

Aa	AA

Judged to be of high quality by all standards; together with Aaa group, comprise what are generally known as “high grade bonds.”	Also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong.

A	A

Possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.	Strong capacity to pay principal and interest, although securities in this category are somewhat upper medium grade more susceptible to the adverse effects of changes in circumstances and economic conditions.

Baa	BBB

Medium grade obligations, i.e. they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for present but certain protective elements may be lacking or unreliable over time. Lacking in outstanding investment characteristics and have speculative characteristics as well.	Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Although they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

Ba	BB

Judged to have speculative elements: their future cannot be considered as well assured. Often the protection of interest and principal payments may every moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.	Bonds rated BB are regarded, on balance, as predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal in accordance with the terms of the obligation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

B	B

Generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Bonds rated B have a greater vulnerability to default but currently have the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal.

The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

Caa	CCC

Of poor standing, such issues may be in default or there may be present elements of danger with respect to principal or interest.

Bonds rated CCC have a current vulnerability to default, and are dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, they are not likely to have the capacity to pay interest and repay principal.

The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

Ca	CC

Represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

Bonds rated CC have a current high vulnerability to default, and are dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal.

The rating CC is also applied to debt subordinated to senior debt which is assigned an actual or implied CCC debt rating.

C	C

The lowest rated class; can be regarded as having extremely poor prospects of ever attaining any real investment standing.	The rating C is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

CI

Reserved for income bonds on which no interest is being paid.

D

In payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P’s believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

RATINGS FOR MUNICIPAL SECURITIES

The following summarizes the two highest ratings used by Standard & Poor’s Ratings Services for short term municipal notes:

SP-1 — Loans bearing this designation evidence a very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a (+) designation.

SP-2 — Loans bearing this designation evidence a satisfactory capacity to pay principal and interest.

The following summarizes the two highest ratings used by Moody’s Investors Service, Inc. for short term notes:

MIG-1 — Obligations bearing these designations are of the best quality, enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both.

MIG-1 — Obligations bearing these designations are of the high quality, with margins of protection ample although not so large as in the preceding group.

RATINGS FOR COMMERCIAL PAPER

The following summarizes the two highest ratings used by Standard & Poor’s Ratings Services for commercial paper:

Commercial Paper rated A-1 by Standard & Poor’s Corporation indicated that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted A-1+. Capacity for timely payment on commercial paper rated A-2 is strong, but the relative degree of safety is not as high as for issues designated A-1.

The following summarizes the two highest ratings used by Moody’s Investors Service, Inc. for commercial paper:

        The rating Prime-1 is the highest commercial paper rating assigned by Moody’s. Issuers rated Prime-1 (or related supporting institutions) are considered to have a superior capacity for repayment of short-term promissory obligations. Issuers rated Prime-2 (or related supporting institutions) are considered to have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics of issuers rated Prime-1 but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained.

The following summarizes the ratings used by Fitch for commercial paper:

When assigning ratings, Fitch considers the historical and prospective financial condition, quality of management, and operating performance of the issuer and of any guarantor, any special features of a specific issue or guarantee, the issue’s relationship to other obligations of the issuer, as well as developments in the economic and political environment that might affect the issuer’s financial strength and credit quality. In the case of a structured financing, the quality of its underlying assets and the integrity of its legal structure are considered. In the case of banks, for which sector there is a history of rescue by sovereign “lenders of last resort” or by major shareholders, the potential strength of any such support is also taken into account in the ratings.

FITCH, INC. (“Fitch Ratings”)

Corporate Finance Obligations – Long-Term Rating Scales

Ratings of individual securities or financial obligations of a corporate issuer address relative vulnerability to default on an ordinal scale. In addition, for financial obligations in corporate finance, a measure of recovery given default on that liability is also included in the rating assessment. This notably applies to covered bonds ratings, which incorporate both an indication of the probability of default and of the recovery given a default of this debt instrument.

The relationship between issuer scale and obligation scale assumes an historical average recovery of between 30%–50% on the senior, unsecured obligations of an issuer. As a result, individual obligations of entities, such as corporations, are assigned ratings higher, lower, or the same as that entity’s issuer rating or Issuer Default Rating (“IDR”).

AAA — Highest credit quality. ‘AAA’ denotes the lowest expectation of credit risk. They are assigned only in cases of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA — Very high credit quality. ‘AA’ ratings denote expectations of very low credit risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A — High credit quality. ‘A’ ratings denote expectations of low credit risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

BBB — Good credit quality. ‘BBB’ ratings indicate that expectations of credit risk are currently low. The capacity for payment of financial commitments is considered adequate but adverse business or economic conditions are more likely to impair this capacity.

BB — Speculative. ‘BB’ ratings indicate an elevated vulnerability to credit risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial alternatives may be available to allow financial commitments to be met.

B — Highly speculative. ‘B’ ratings indicate that material credit risk is present.

CCC — Substantial credit risk. ‘CCC’ ratings indicate that substantial credit risk is present.

CC — Very high levels of credit risk. ‘CC’ ratings indicate very high levels of credit risk.

C — Exceptionally high levels of credit risk. ‘C’ indicates exceptionally high levels of credit risk.

Defaulted obligations typically are not assigned ‘D’ ratings, but are instead rated in the ‘B’ to ‘C’ rating categories, depending upon their recovery prospects and other relevant characteristics. This approach better aligns obligations that have comparable overall expected loss but varying vulnerability to default and loss.

Notes: The modifiers “+” or “-” may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the ‘AAA’ obligation rating category, or to corporate finance obligation ratings in the categories below ‘B’.

The subscript ‘emr’ is appended to a rating to denote embedded market risk which is beyond the scope of the rating. The designation is intended to make clear that the rating solely addresses the counterparty risk of the issuing bank. It is not meant to indicate any limitation in the analysis of the counterparty risk, which in all other respects follows published Fitch criteria for analyzing the issuing financial institution. Fitch does not rate these instruments where the principal is to any degree subject to market risk.

Short-Term Ratings Assigned to Obligations in Corporate, Public and Structured Finance

A short-term issuer or obligation rating is based in all cases on the short-term vulnerability to default of the rated entity or security stream and relates to the capacity to meet financial obligations in accordance with the documentation governing the relevant obligation. Short-Term Ratings are assigned to obligations whose initial maturity is viewed as “short term” based on market convention. Typically, this means up to 13 months for corporate, sovereign, and structured obligations, and up to 36 months for obligations in U.S. public finance markets.

F-1 Highest short-term credit quality. Indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

F-2 Good short-term credit quality. Good intrinsic capacity for timely payment of financial commitments.

F-3 Fair short-term credit quality. The intrinsic capacity for timely payment of financial commitments is adequate.

B -Speculative short-term credit quality. Minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near term adverse changes in financial and economic conditions.

C- High short-term default risk. Default is a real possibility.

R-D Restricted default. Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations. Applicable to entity ratings only.

D- Default. Indicates a broad-based default event for an entity, or the default of a short-term obligation.

Part C: OTHER INFORMATION

Item 28. Exhibits

(a)	(1)	Certificate of Trust filed on December 15, 1994 with the Secretary of State of Delaware. (Incorporated herein by reference to Exhibit (a)(1) of Post-Effective Amendment No. 7 filed with the Securities and Exchange Commission on January 2, 1998.)

	(2)	Amended and Restated Declaration and Agreement of Trust (as amended March 8, 2010). (Incorporated herein by reference to Exhibit (a)(3) of Post-Effective Amendment No. 50 filed with the Securities and Exchange Commission on March 12, 2010.)

(b)	Amended Bylaws of the Trust (as amended November 9, 1995, July 15, 1999, April 14, 2000, December 10, 2008 and March 8, 2010). (Incorporated herein by reference to Exhibit (b) of Post-Effective Amendment No. 50 filed with the Securities and Exchange Commission on March 12, 2010.)

(c)	[instruments defining right of security holders] (All relevant provisions included in Exhibit (a), as referenced above.)

(d)	Investment Advisory Agreements

	(1)(a)	Advisory Agreement, dated January 5, 2007, between the Trust and Hirtle, Callaghan & Co., LLC (formerly, Hirtle, Callaghan & Co, Inc.). (Incorporated herein by reference to Exhibit (d)(1) of Post-Effective Amendment No. 31 filed with the Securities and Exchange Commission on August 30, 2007.)

	(1)(b)	Amendment, dated March 11, 2008, to Advisory Agreement dated January 5, 2007 between the Trust and Hirtle, Callaghan & Co., LLC (formerly, Hirtle, Callaghan & Co, Inc.). (Incorporated herein by reference to Exhibit (d)(1)(b) of Post-Effective Amendment No. 41 filed with the Securities and Exchange Commission on October 15, 2008.)

	(1)(c)	Amendment, dated August 1, 2008, to the Advisory Agreement dated January 5, 2007 between the Trust and Hirtle, Callaghan & Co., LLC (formerly, Hirtle, Callaghan & Co, Inc.). (Incorporated herein by reference to Exhibit (d)(1)(c) of Post-Effective Amendment No. 39 filed with the Securities and Exchange Commission on August 11, 2008.)

	(1)(d)	Advisory Agreement dated June 30, 2008 between the Trust and Hirtle, Callaghan & Co., LLC (formerly, Hirtle, Callaghan & Co, Inc.) related to The Institutional Value Equity Portfolio, The Institutional Growth Equity Portfolio, The Institutional Small Capitalization – Mid Capitalization Equity Portfolio (formerly, The Institutional Small Capitalization Equity Portfolio), The Institutional International Equity Portfolio and The Emerging Markets Portfolio. (Incorporated herein by reference to Exhibit (d)(1)(d) of Post-Effective Amendment No. 39 filed with the Securities and Exchange Commission on August 11, 2008.)

	(1)(e)	Amendment, dated August 1, 2008, to the Advisory Agreement dated June 30, 2008 between the Trust and Hirtle, Callaghan & Co., LLC (formerly, Hirtle, Callaghan & Co, Inc.). (Incorporated herein by reference to Exhibit (d)(1)(e) of Post-Effective Amendment No. 39 filed with the Securities and Exchange Commission on August 11, 2008.)

(1)(f)	Revised Appendix A, dated December 9, 2013, to the Advisory Agreement dated June 30, 2008 between the Trust and Hirtle, Callaghan & Co., LLC (Incorporated by reference to Exhibit (d)(1)(f) of Post-Effective Amendment No. 70 filed with the Securities and Exchange Commission on October 29, 2014.)

(1)(g)	Amended and Restated Investment Advisory Agreement dated March 10, 2015 between the Trust and HC Capital Solutions (a division of, Hirtle, Callaghan & Co, LLC) related to The Value Equity Portfolio, The Growth Equity Portfolio, The Small Capitalization – Mid Capitalization Equity Portfolio, The International Equity Portfolio, The Short-Term Municipal Bond Portfolio, The Intermediate-Term Municipal Bond Portfolio, The Core Fixed Income Portfolio and The Fixed Income Opportunity Portfolio is filed herewith.

(1)(h)	Amended and Restated Investment Advisory Agreement dated March 10, 2015 between the Trust and HC Capital Solutions (a division of, Hirtle, Callaghan & Co, LLC) related to The Institutional Value Equity Portfolio, The Institutional Growth Equity Portfolio, The Institutional Small Capitalization – Mid Capitalization Equity Portfolio, The Real Estate Securities Portfolio, The Institutional International Equity Portfolio, The Emerging Markets Portfolio, The Commodity Related Securities Portfolio, The Intermediate Term Municipal Bond II Portfolio, The U.S. Government Fixed Income Securities Portfolio , The U.S. Corporate Fixed Income Securities Portfolio , The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio , The Inflation Protected Securities Portfolio and The Sustainable Equity Portfolio is filed herewith.

(2)	Portfolio Management Agreement, dated September 15, 2006, between the Trust and Institutional Capital LLC related to The Value Equity Portfolio. (Incorporated herein by reference to Exhibit (d)(2) of Post-Effective Amendment No. 31 filed with the Securities and Exchange Commission on August 30, 2007.)

(3)(a)	Portfolio Management Agreement, dated July 27, 1995, between the Trust and Jennison Associates LLC related to The Growth Equity Portfolio. (Incorporated herein by reference to Exhibit (d)(5)(a) of Post-Effective Amendment No. 41 filed with the Securities and Exchange Commission on October 15, 2008.)

(3)(b)	Amendment 1, dated September 1, 2003, to Portfolio Management Agreement between the Trust and Jennison Associates LLC related to The Growth Equity Portfolio, dated July 27, 1995. (Incorporated herein by reference to Exhibit (d)(5)(b) of Post-Effective Amendment No. 43 filed with the Securities and Exchange Commission on August 31, 2009.)

(3)(c)	Amendment 2, dated November 1, 2004, to Portfolio Management Agreement between the Trust and Jennison Associates LLC related to The Growth Equity Portfolio, dated July 27, 1995. (Incorporated herein by reference to Exhibit (d)(5)(c) to Post-Effective Amendment No. 31 filed with the Securities and Exchange Commission on August 30, 2007.)

(3)(d)	Amendment 3, dated April 30, 2012, to Portfolio Management Agreement dated July 27, 1995, between the Trust and Jennison Associates LLC related to The Growth Equity Portfolio. (Incorporated herein by reference to Exhibit (d)(5)(d) of Post-Effective Amendment No. 60 filed with the Securities and Exchange Commission on August 29, 2012.)

(4)(a)	Portfolio Management Agreement, dated December 16, 1999, between the Trust and Frontier Capital Management LLC related to The Small Capitalization – Mid Capitalization Equity Portfolio (formerly, The Small Capitalization Equity Portfolio). (Incorporated herein by reference to Exhibit (d)(6) of Post-Effective Amendment No. 14 filed with the Securities and Exchange Commission on June 23, 2000.)

(4)(b)	Amendment, dated September 1, 2003, to the Portfolio Management Agreement between the Trust and Frontier Capital Management LLC related to The Small Capitalization – Mid Capitalization Equity Portfolio, dated December 16, 1999. (Incorporated herein by reference to Exhibit (d)(6)(b) to Post-Effective Amendment No. 31 filed with the Securities and Exchange Commission on August 30, 2007.)

(4)(c)	Second Amendment, dated March 11, 2015, to the Portfolio Management Agreement between the Trust and Frontier Capital Management LLC related to The Small Capitalization – Mid Capitalization Equity Portfolio, dated December 16, 1999 and first amended on September 1, 2003. (Incorporated herein by reference to Exhibit (d)(4)(c) of Post-Effective Amendment No. 72 filed with the Securities and Exchange Commission on April 17, 2015.)

(5)	Portfolio Management Agreement, dated July 1, 2008, between the Trust and Capital Guardian Trust Company related to The International Equity Portfolio. (Incorporated by reference to Exhibit (d)(9) of Post-Effective Amendment No. 38 filed with the Securities and Exchange Commission on June 27, 2008.)

(6)(a)	Portfolio Management Agreement, dated July 1, 2008, between the Trust and Artisan Partners Limited Partnership related to The International Equity Portfolio. (Incorporated by reference to Exhibit (d)(10) of Post-Effective Amendment No. 38 filed with the Securities and Exchange Commission on June 27, 2008.)

(6)(b)	Portfolio Management Agreement, dated March 12, 2014, between the Trust and Artisan Partners Limited Partnership related to The International Equity Portfolio (Incorporated by reference to Exhibit (d)(6)(b) of Post-Effective Amendment No. 70 filed with the Securities and Exchange Commission on October 29, 2014.)

(7)	Portfolio Management Agreement, dated July 1, 2008, between the Trust and IronBridge Capital Management LLC related to The Small Capitalization – Mid Capitalization Equity Portfolio. (Incorporated by reference to Exhibit (d)(16) of Post-Effective Amendment No. 38 filed with the Securities and Exchange Commission on June 27, 2008.)

(8)	Portfolio Management Agreement, dated February 28, 2006, between the Trust and Breckinridge Capital Advisors, Inc. related to The Short-Term Municipal Bond Portfolio. (Incorporated by reference to Exhibit (d)(18)(b) of Post-Effective Amendment No. 29 filed with the Securities and Exchange Commission on September 1, 2006.)

(9)	Portfolio Management Agreement, dated May 22, 2006, between the Trust and Sustainable Growth Advisers, L.P. related to The Growth Equity Portfolio. (Incorporated by reference to Exhibit (d)(20) of Post-Effective Amendment No. 29 filed with the Securities and Exchange Commission on September 1, 2006.)

(10)	Portfolio Management Agreement, dated May 22, 2006, between Causeway Capital Management, LLC related to The International Equity Portfolio. (Incorporated by reference to Exhibit (d)(21) of Post-Effective Amendment No. 29 filed with the Securities and Exchange Commission on September 1, 2006.)

(11)	Portfolio Management Agreement, dated June 30, 2008, between the Trust and Institutional Capital LLC related to The Institutional Value Equity Portfolio. (Incorporated by reference to Exhibit (d)(21) of Post-Effective Amendment No. 40 filed with the Securities and Exchange Commission on September 4, 2008.)

(12)(a)	Portfolio Management Agreement, dated June 30, 2008, between the Trust and Jennison Associates LLC related to The Institutional Growth Equity Portfolio. (Incorporated by reference to Exhibit (d)(24) of Post-Effective Amendment No. 40 filed with the Securities and Exchange Commission on September 4, 2008.)

(12)(b)	Amendment 1 dated April 30, 2012 to the Portfolio Management Agreement, dated June 30, 2008, between the Trust and Jennison Associates LLC related to The Institutional Growth Equity Portfolio. (Incorporated herein by reference to Exhibit (d)(18)(a) of Post-Effective Amendment No. 60 filed with the Securities and Exchange Commission on August 29, 2012.)

(13)	Portfolio Management Agreement, dated June 30, 2008, between the Trust and Sustainable Growth Advisers, L.P. related to The Institutional Growth Equity Portfolio. (Incorporated by reference to Exhibit (d)(26) of Post-Effective Amendment No. 40 filed with the Securities and Exchange Commission on September 4, 2008.)

(14)(a)	Portfolio Management Agreement, dated June 30, 2008, between the Trust and Frontier Capital Management Company, LLC related to The Institutional Small Capitalization – Mid Capitalization Equity Portfolio. (Incorporated herein by reference to Exhibit (d)(27) of Post-Effective Amendment No. 41 filed with the Securities and Exchange Commission on October 15, 2008.)

(14)(b)	Second Amendment, dated March 11, 2015, to the Portfolio Management Agreement between the Trust and Frontier Capital Management LLC related to The Institutional Small Capitalization – Mid Capitalization Equity Portfolio, dated December 16, 1999 and first amended on September 1, 2003 (Incorporated herein by reference to Exhibit (d)(14)(b) of Post-Effective Amendment No. 72 filed with the Securities and Exchange Commission on April 17, 2015.)

(15)	Portfolio Management Agreement, dated June 30, 2008, between the Trust and IronBridge Capital Management LP related to The Institutional Small Capitalization – Mid Capitalization Equity Portfolio. (Incorporated herein by reference to Exhibit (d)(31) of Post-Effective Amendment No. 41 filed with the Securities and Exchange Commission on October 15, 2008.)

(16)	Portfolio Management Agreement, dated June 30, 2008, between the Trust and Capital Guardian Trust Company related to The Institutional International Equity Portfolio. (Incorporated herein by reference to Exhibit (d)(32) of Post-Effective Amendment No. 41 filed with the Securities and Exchange Commission on October 15, 2008.)

(17)(a)	Portfolio Management Agreement, dated June 30, 2008, between the Trust and Artisan Partners Limited Partnership related to The Institutional International Equity Portfolio. (Incorporated herein by reference to Exhibit (d)(30) of Post-Effective Amendment No. 43 filed with the Securities and Exchange Commission on August 31, 2009.)

(17)(b)	Portfolio Management Agreement, dated March 12, 2014, between the Trust and Artisan Partners Limited Partnership related to The Institutional International Equity Portfolio (Incorporated by reference to Exhibit (d)(17)(b) of Post-Effective Amendment No. 70 filed with the Securities and Exchange Commission on October 29, 2014.)

(18)	Portfolio Management Agreement, dated August 13, 2008, between the Trust and Causeway Capital Management LLC related to The Institutional International Equity Portfolio. (Incorporated herein by reference to Exhibit (d)(34) of Post-Effective Amendment No. 41 filed with the Securities and Exchange Commission on October 15, 2008.)

(19)	Portfolio Management Agreement, dated January 7, 2009, between the Trust and Wellington Management Company, LLP related to The Real Estate Securities Portfolio. (Incorporated herein by reference to Exhibit (d)(34) of Post-Effective Amendment No. 44 filed with the Securities and Exchange Commission on October 14, 2009.)

(20)(a)	Portfolio Management Agreement, dated December 5, 2008, between the Trust and AllianceBernstein L.P. related to The Value Equity Portfolio. (Incorporated herein by reference to Exhibit (d)(35) of Post-Effective Amendment No. 43 filed with the Securities and Exchange Commission on August 31, 2009.)

(20)(b)	Amendment No. 1, dated September 30, 2013, to the Portfolio Management Agreement, dated December 5, 2008, between the Trust and AllianceBernstein L.P. related to The Value Equity Portfolio. (Incorporated herein by reference to Exhibit (d)(20)(b) of Post-Effective Amendment No. 64 filed with the Securities and Exchange Commission on October 31, 2013.)

(21)(a)	Portfolio Management Agreement, dated December 5, 2008, between the Trust and AllianceBernstein L.P. with respect to The Institutional Value Equity Portfolio. (Incorporated herein by reference to Exhibit (d)(36) of Post-Effective Amendment No. 43 filed with the Securities and Exchange Commission on August 31, 2009.)

(21)(b)	Amendment No. 1, dated September 30, 2013, to the Portfolio Management Agreement, dated December 5, 2008, between the Trust and AllianceBernstein L.P. related to The Institutional Value Equity Portfolio. (Incorporated herein by reference to Exhibit (d)(21)(b) of Post-Effective Amendment No. 64 filed with the Securities and Exchange Commission on October 31, 2013.)

(22)	Portfolio Management Agreement, dated December 23, 2008, between the Trust and Pacific Investment Management Company Inc. with respect to The Institutional Value Equity Portfolio. (Incorporated herein by reference to Exhibit (d)(37) of Post-Effective Amendment No. 43 filed with the Securities and Exchange Commission on August 31, 2009.)

(23)	Portfolio Management Agreement, dated December 23, 2008, between the Trust and Pacific Investment Management Company Inc. with respect to The Institutional Growth Equity Portfolio. (Incorporated herein by reference to Exhibit (d)(38) of Post-Effective Amendment No. 43 filed with the Securities and Exchange Commission on August 31, 2009.)

(24)(a)	Portfolio Management Agreement, dated February 11, 2009, between the Trust and Standish Mellon Asset Management Company with respect to The Intermediate Term Municipal Bond Portfolio. (Incorporated herein by reference to Exhibit (d)(39) of Post-Effective Amendment No. 43 filed with the Securities and Exchange Commission on August 31, 2009.)

(24)(b)	Amendment dated July 1, 2012 to the Portfolio Management Agreement, dated February 11, 2009, between the Trust and Standish Mellon Asset Management Company with respect to The Intermediate Term Municipal Bond Portfolio. (Incorporated herein by reference to Exhibit (d)(31)(a) of Post-Effective Amendment No. 60 filed with the Securities and Exchange Commission on August 29, 2012.)

(25)	Portfolio Management Agreement, dated August 28, 2009, between the Trust and Pzena Investment Management, LLC with respect to The Small Capitalization – Mid Capitalization Equity Portfolio. (Incorporated herein by reference to Exhibit (d)(41) of Post-Effective Amendment No. 44 filed with the Securities and Exchange Commission on October 14, 2009.)

(26)	Portfolio Management Agreement, dated August 28, 2009, between the Trust and Pzena Investment Management, LLC with respect to The Institutional Small Capitalization – Mid Capitalization Equity Portfolio. (Incorporated herein by reference to Exhibit (d)(43) of Post-Effective Amendment No. 44 filed with the Securities and Exchange Commission on October 14, 2009.)

(27)(a)	Portfolio Management Agreement, dated November 18, 2009, between the Trust and The Boston Company Asset Management LLC related to The Emerging Markets Portfolio. (Incorporated herein by reference to Exhibit (d)(43) of Post-Effective Amendment No. 50 filed with the Securities and Exchange Commission on March 12, 2010.)

(27)(b)	Amendment dated June 5, 2014 to the Portfolio Management Agreement, dated November 18, 2009, between the Trust and The Boston Company Asset Management LLC related to The Emerging Markets Portfolio (Incorporated by reference to Exhibit (d)(27)(b) of Post-Effective Amendment No. 70 filed with the Securities and Exchange Commission on October 29, 2014.)

(28)	Portfolio Management Agreement, dated April 1, 2010, between the Trust and Pacific Investment Management Company, LLC related to The Fixed Income Opportunity Portfolio. (Incorporated herein by reference to Exhibit (d)(45) of Post-Effective Amendment No. 56 filed with the Securities and Exchange Commission on October 14, 2010.)

(29)	Portfolio Management Agreement dated February 9, 2011, between the Trust and Pacific Investment Management Company LLC related to The Commodity Related Securities Portfolio. (Incorporated herein by reference to Exhibit (d)(46) to Post- Effective Amendment No. 57 filed with the Securities and Exchange Commission on August 26, 2011.)

(30)(a)	Portfolio Management Agreement, dated April 1, 2010, between the Trust and Wellington Management Company, LLP related to the Global Natural Resources Equity Strategy of The Commodity Related Securities Portfolio. (Incorporated herein by reference to Exhibit (d)(47) of Post-Effective Amendment No. 53 filed with the Securities and Exchange Commission on June 18, 2010.)

(30)(b)	Amendment effective March 11, 2015 to Portfolio Management Agreement, dated April 1, 2010, between the Trust and Wellington Management Company, LLP related to the Global Natural Resources Equity Strategy of The Commodity Related Securities Portfolio. (Incorporated herein by reference to Exhibit (d)(30)(b) of Post-Effective Amendment No. 72 filed with the Securities and Exchange Commission on April 17, 2015.)

(31)	Portfolio Management Agreement, dated April 1, 2010, between the Trust and Wellington Management Company, LLP related to the Commodity Futures Strategy of The Commodity Related Securities Portfolio. (Incorporated herein by reference to Exhibit (d)(48) of Post-Effective Amendment No. 53 filed with the Securities and Exchange Commission on June 18, 2010.)

(32)	Portfolio Management Agreement, dated April 1, 2010, between the Trust and Breckinridge Capital Advisors, Inc. related to The Intermediate Term Municipal Bond II Portfolio. (Incorporated herein by reference to Exhibit (d)(49) of Post-Effective Amendment No. 53 filed with the Securities and Exchange Commission on June 18, 2010.)

(33)(a)	Portfolio Management Agreement, dated November 11, 2010, between the Trust and Mellon Capital Management related to The U.S. Government Fixed Income Securities Portfolio. (Incorporated herein by reference to Exhibit (d)(50) to Post- Effective Amendment No. 57 filed with the Securities and Exchange Commission on August 26, 2011.)

(33)(b)	Amendment No. 1, dated December 1, 2012, to the Portfolio Management Agreement between the Trust and Mellon Capital Management related to The U.S. Government Fixed Income Securities Portfolio, dated November 11, 2010. (Incorporated herein by reference to Exhibit (d)(45)(b) of Post-Effective Amendment No. 63 filed with the Securities and Exchange Commission on August 30, 2013.)

(34)(a)	Portfolio Management Agreement dated November 11, 2010, between the Trust and Seix Investment Advisors LLC related to The U.S. Corporate Fixed Income Securities Portfolio. (Incorporated herein by reference to Exhibit (d)(51) to Post- Effective Amendment No. 57 filed with the Securities and Exchange Commission on August 26, 2011.)

(34)(b)	Portfolio Management Agreement dated May 31, 2014, between the Trust and Seix Investment Advisors LLC related to The U.S. Corporate Fixed Income Securities Portfolio (Incorporated by reference to Exhibit (d)(34)(b) of Post-Effective Amendment No. 70 filed with the Securities and Exchange Commission on October 29, 2014.)

(35)	Portfolio Management Agreement dated June 7, 2011 between the Trust and Cupps Capital Management, LLC related to The Small Capitalization – Mid Capitalization Equity Portfolio. (Incorporated herein by reference to Exhibit (d)(53) to Post- Effective Amendment No. 57 filed with the Securities and Exchange Commission on August 26, 2011.)

(36)	Portfolio Management Agreement dated June 7, 2011 between the Trust and Cupps Capital Management, LLC related to The Institutional Small Capitalization – Mid Capitalization Equity Portfolio. (Incorporated herein by reference to Exhibit (d)(54) to Post- Effective Amendment No. 57 filed with the Securities and Exchange Commission on August 26, 2011.)

(37)(a)	Portfolio Management Agreement, dated November 30, 2010, between the Trust and Mellon Capital Management related to The Core Fixed Income Portfolio. (Incorporated herein by reference to Exhibit (d)(55) to Post- Effective Amendment No. 57 filed with the Securities and Exchange Commission on August 26, 2011.)

(37)(b)	Amendment No. 1, dated December 1, 2012, to the Portfolio Management Agreement between the Trust and Mellon Capital Management related to The Core Fixed Income Portfolio, dated November 30, 2010. (Incorporated herein by reference to Exhibit (d)(49)(b) of Post-Effective Amendment No. 63 filed with the Securities and Exchange Commission on August 30, 2013.)

(38)(a)	Portfolio Management Agreement, dated December 7, 2010, between the Trust and Seix Investment Advisors LLC related to The Core Fixed Income Portfolio. (Incorporated herein by reference to Exhibit (d)(56) to Post- Effective Amendment No. 57 filed with the Securities and Exchange Commission on August 26, 2011.)

(38)(b)	Portfolio Management Agreement, dated May 31, 2014, between the Trust and Seix Investment Advisors LLC related to The Core Fixed Income Portfolio (Incorporated by reference to Exhibit (d)(38)(b) of Post-Effective Amendment No. 70 filed with the Securities and Exchange Commission on October 29, 2014.)

(39)(a)	Portfolio Management Agreement dated September 23, 2011 between the Trust and Lazard Asset Management, LLC related to The Institutional International Equity Portfolio. (Incorporated herein by reference to Exhibit (d)(52) to Post-Effective Amendment No. 58 filed with the Securities and Exchange Commission on October 28, 2011.)

(39)(b)	Amendment No. 1, dated December 9, 2013, to the Portfolio Management Agreement between the Trust and Lazard Asset Management, LLC related to The Institutional International Equity Portfolio (Incorporated herein by reference to Exhibit (d)(39)(b) to Post-Effective Amendment No. 68 filed with the Securities and Exchange Commission on February 24, 2014.)

(40)(a)	Portfolio Management Agreement dated April 30, 2012 between the Trust and Fort Washington Investment Advisors, Inc., related to The Fixed Income Opportunity Portfolio. (Incorporated herein by reference to Exhibit (d)(55) of Post-Effective Amendment No. 60 filed with the Securities and Exchange Commission on August 29, 2012.)

(40)(b)	Amendment dated July 1, 2012 to the Portfolio Management Agreement dated April 30, 2012 between the Trust and Fort Washington Investment Advisors, Inc., related to The Fixed Income Opportunity Portfolio. (Incorporated herein by reference to Exhibit (d)(55)(a) of Post-Effective Amendment No. 60 filed with the Securities and Exchange Commission on August 29, 2012.)

(41)	Portfolio Management Agreement, dated November 18, 2009, between the Trust and SSgA Funds Management, Inc. related to The Emerging Markets Portfolio. (Incorporated herein by reference to Exhibit (d)(55) of Post-Effective Amendment No. 63 filed with the Securities and Exchange Commission on August 30, 2013.)

(42)	Portfolio Management Agreement, dated January 8, 2013, between the Trust and Mellon Capital Management Corporation related to The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio. (Incorporated herein by reference to Exhibit (d)(56) of Post-Effective Amendment No. 63 filed with the Securities and Exchange Commission on August 30, 2013.)

(43)	Portfolio Management Agreement, dated August 2, 2013, between the Trust and Ariel Investments, LLC related to The Small Capitalization – Mid Capitalization Equity Portfolio. (Incorporated herein by reference to Exhibit (d)(57) of Post-Effective Amendment No. 63 filed with the Securities and Exchange Commission on August 30, 2013.)

(44)	Portfolio Management Agreement, dated August 2, 2013, between the Trust and Ariel Investments, LLC related to The Institutional Small Capitalization – Mid Capitalization Equity Portfolio. (Incorporated herein by reference to Exhibit (d)(58) of Post-Effective Amendment No. 63 filed with the Securities and Exchange Commission on August 30, 2013.)

(45)	Portfolio Management Agreement, dated August 2, 2013, between the Trust and Mellon Capital Management Corporation related to The Commodity Returns Strategy Equity Portfolio. (Incorporated herein by reference to Exhibit (d)(59) of Post-Effective Amendment No. 63 filed with the Securities and Exchange Commission on August 30, 2013.)

(46)	Portfolio Management Agreement, dated August 2, 2013, between the Trust and Mellon Capital Management Corporation related to The Emerging Markets Portfolio. (Incorporated herein by reference to Exhibit (d)(60) of Post-Effective Amendment No. 63 filed with the Securities and Exchange Commission on August 30, 2013.)

(47)	Portfolio Management Agreement, dated August 2, 2013, between the Trust and Mellon Capital Management Corporation related to The Growth Equity Portfolio. (Incorporated herein by reference to Exhibit (d)(61) of Post-Effective Amendment No. 63 filed with the Securities and Exchange Commission on August 30, 2013.)

(48)	Portfolio Management Agreement, dated August 2, 2013, between the Trust and Mellon Capital Management Corporation related to The Institutional Growth Equity Portfolio. (Incorporated herein by reference to Exhibit (d)(62) of Post-Effective Amendment No. 63 filed with the Securities and Exchange Commission on August 30, 2013.)

(49)	Portfolio Management Agreement, dated August 2, 2013, between the Trust and Mellon Capital Management Corporation related to The International Equity Portfolio. (Incorporated herein by reference to Exhibit (d)(63) of Post-Effective Amendment No. 63 filed with the Securities and Exchange Commission on August 30, 2013.)

(50)	Portfolio Management Agreement, dated August 2, 2013, between the Trust and Mellon Capital Management Corporation related to The International Equity Portfolio (EM Index). (Incorporated herein by reference to Exhibit (d)(64) of Post-Effective Amendment No. 63 filed with the Securities and Exchange Commission on August 30, 2013.)

(51)	Portfolio Management Agreement, dated August 2, 2013, between the Trust and Mellon Capital Management Corporation related to The Institutional International Equity Portfolio. (Incorporated herein by reference to Exhibit (d)(65) of Post-Effective Amendment No. 63 filed with the Securities and Exchange Commission on August 30, 2013.)

(52)	Portfolio Management Agreement, dated August 2, 2013, between the Trust and Mellon Capital Management Corporation related to The Institutional International Equity Portfolio (EM Index). (Incorporated herein by reference to Exhibit (d)(66) of Post-Effective Amendment No. 63 filed with the Securities and Exchange Commission on August 30, 2013.)

(53)	Portfolio Management Agreement, dated August 2, 2013, between the Trust and Mellon Capital Management Corporation related to The Small Capitalization Equity. (Incorporated herein by reference to Exhibit (d)(67) of Post-Effective Amendment No. 63 filed with the Securities and Exchange Commission on August 30, 2013.)

(54)	Portfolio Management Agreement, dated August 2, 2013, between the Trust and Mellon Capital Management Corporation related to The Institutional Small Capitalization – Mid Capitalization Equity Portfolio. (Incorporated herein by reference to Exhibit (d)(68) of Post-Effective Amendment No. 63 filed with the Securities and Exchange Commission on August 30, 2013.)

(55)	Portfolio Management Agreement, dated August 2, 2013, between the Trust and Mellon Capital Management Corporation related to The Value Equity Portfolio. (Incorporated herein by reference to Exhibit (d)(69) of Post-Effective Amendment No. 63 filed with the Securities and Exchange Commission on August 30, 2013.)

(56)	Portfolio Management Agreement, dated August 2, 2013, between the Trust and Mellon Capital Management Corporation related to The Institutional Value Equity Portfolio. (Incorporated herein by reference to Exhibit (d)(70) of Post-Effective Amendment No. 63 filed with the Securities and Exchange Commission on August 30, 2013.)

(57)	Portfolio Management Agreement, dated August 2, 2013, between the Trust and Mellon Capital Management Corporation related to The Real Estate Securities Portfolio. (Incorporated herein by reference to Exhibit (d)(71) of Post-Effective Amendment No. 63 filed with the Securities and Exchange Commission on August 30, 2013.)

(58)	Portfolio Management Agreement, dated August 22, 2013, between the Trust and Mellon Capital Management Corporation related to The Fixed Income Opportunity Portfolio. (Incorporated herein by reference to Exhibit (d)(58) of Post-Effective Amendment No. 64 filed with the Securities and Exchange Commission on October 31, 2013.)

(59)	Portfolio Management Agreement, dated August 22, 2013, between the Trust and Mellon Capital Management Corporation related to The Core Fixed Income Portfolio (US Corporate Fixed Income). (Incorporated herein by reference to Exhibit (d)(59) of Post-Effective Amendment No. 64 filed with the Securities and Exchange Commission on October 31, 2013.)

(60)	Portfolio Management Agreement, dated August 22, 2013, between the Trust and Mellon Capital Management Corporation related to The U.S. Corporate Fixed Income Securities Portfolio. (Incorporated herein by reference to Exhibit (d)(60) of Post-Effective Amendment No. 64 filed with the Securities and Exchange Commission on October 31, 2013.)

(61)(a)	Portfolio Management Agreement, dated September 30, 2013, between the Trust and Cadence Capital Management LLC related to The Value Equity Portfolio. (Incorporated herein by reference to Exhibit (d)(61) of Post-Effective Amendment No. 64 filed with the Securities and Exchange Commission on October 31, 2013.)

(61)(b)	Portfolio Management Agreement, dated August 8, 2014, between the Trust and Cadence Capital Management LLC related to The Value Equity Portfolio (Incorporated by reference to Exhibit (d)(61)(b) of Post-Effective Amendment No. 70 filed with the Securities and Exchange Commission on October 29, 2014.)

(62)(a)	Portfolio Management Agreement, dated September 30, 2013, between the Trust and Cadence Capital Management LLC related to The Institutional Value Equity Portfolio. (Incorporated herein by reference to Exhibit (d)(62) of Post-Effective Amendment No. 64 filed with the Securities and Exchange Commission on October 31, 2013.)

(62)(b)	Portfolio Management Agreement, dated August 8, 2014, between the Trust and Cadence Capital Management LLC related to The Institutional Value Equity Portfolio (Incorporated by reference to Exhibit (d)(62)(b) of Post-Effective Amendment No. 70 filed with the Securities and Exchange Commission on October 29, 2014.)

(63)(a)	Portfolio Management Agreement, dated September 30, 2013, between the Trust and Cadence Capital Management LLC related to The Growth Equity Portfolio. (Incorporated herein by reference to Exhibit (d)(63) of Post-Effective Amendment No. 64 filed with the Securities and Exchange Commission on October 31, 2013.)

(63)(b)	Portfolio Management Agreement, dated August 8, 2014, between the Trust and Cadence Capital Management LLC related to The Growth Equity Portfolio (Incorporated by reference to Exhibit (d)(63)(b) of Post-Effective Amendment No. 70 filed with the Securities and Exchange Commission on October 29, 2014.)

(64)(a)	Portfolio Management Agreement, dated September 30, 2013, between the Trust and Cadence Capital Management LLC related to The Institutional Growth Equity Portfolio. (Incorporated herein by reference to Exhibit (d)(64) of Post-Effective Amendment No. 64 filed with the Securities and Exchange Commission on October 31, 2013.)

(64)(b)	Portfolio Management Agreement, dated August 8, 2014, between the Trust and Cadence Capital Management LLC related to The Institutional Growth Equity Portfolio (Incorporated by reference to Exhibit (d)(64)(b) of Post-Effective Amendment No. 70 filed with the Securities and Exchange Commission on October 29, 2014.)

(65)(a)	Portfolio Management Agreement, dated September 30, 2013, between the Trust and Cadence Capital Management LLC related to The Small Capitalization – Mid Capitalization Equity Portfolio. (Incorporated herein by reference to Exhibit (d)(65) of Post-Effective Amendment No. 64 filed with the Securities and Exchange Commission on October 31, 2013.)

(65)(b)	Portfolio Management Agreement, dated August 8, 2014, between the Trust and Cadence Capital Management LLC related to The Small Capitalization – Mid Capitalization Equity Portfolio (Incorporated by reference to Exhibit (d)(65)(b) of Post-Effective Amendment No. 70 filed with the Securities and Exchange Commission on October 29, 2014.)

(66)(a)	Portfolio Management Agreement, dated September 30, 2013, between the Trust and Cadence Capital Management LLC related to The Institutional Small Capitalization – Mid Capitalization Equity Portfolio. (Incorporated herein by reference to Exhibit (d)(66) of Post-Effective Amendment No. 64 filed with the Securities and Exchange Commission on October 31, 2013.)

(66)(b)	Portfolio Management Agreement, dated August 8, 2014, between the Trust and Cadence Capital Management LLC related to The Institutional Small Capitalization – Mid Capitalization Equity Portfolio (Incorporated by reference to Exhibit (d)(66)(b) of Post-Effective Amendment No. 70 filed with the Securities and Exchange Commission on October 29, 2014.)

(67)(a)	Portfolio Management Agreement, dated September 30, 2013, between the Trust and Cadence Capital Management LLC related to The Real Estate Securities Portfolio. (Incorporated herein by reference to Exhibit (d)(67) of Post-Effective Amendment No. 64 filed with the Securities and Exchange Commission on October 31, 2013.)

(67)(b)	Portfolio Management Agreement, dated August 8, 2014, between the Trust and Cadence Capital Management LLC related to The Real Estate Securities Portfolio. (Incorporated by reference to Exhibit (d)(67)(b) of Post-Effective Amendment No. 70 filed with the Securities and Exchange Commission on October 29, 2014.)

(68)(a)	Portfolio Management Agreement, dated September 30, 2013, between the Trust and Cadence Capital Management LLC related to The Commodity Returns Strategy Portfolio. (Incorporated herein by reference to Exhibit (d)(68) of Post-Effective Amendment No. 64 filed with the Securities and Exchange Commission on October 31, 2013.)

(68)(b)	Portfolio Management Agreement, dated August 8, 2014, between the Trust and Cadence Capital Management LLC related to The Commodity Returns Strategy Portfolio (Incorporated by reference to Exhibit (d)(66)(b) of Post-Effective Amendment No. 70 filed with the Securities and Exchange Commission on October 29, 2014.)

(69)(a)	Portfolio Management Agreement, dated September 30, 2013, between the Trust and Cadence Capital Management LLC related to The International Equity Portfolio (Developed). (Incorporated herein by reference to Exhibit (d)(69) of Post-Effective Amendment No. 64 filed with the Securities and Exchange Commission on October 31, 2013.)

(69)(b)	Portfolio Management Agreement, dated August 8, 2014, between the Trust and Cadence Capital Management LLC related to The International Equity Portfolio (Developed) (Incorporated by reference to Exhibit (d)(69)(b) of Post-Effective Amendment No. 70 filed with the Securities and Exchange Commission on October 29, 2014.)

(70)(a)	Portfolio Management Agreement, dated September 30, 2013, between the Trust and Cadence Capital Management LLC related to The International Equity Portfolio (Emerging). (Incorporated herein by reference to Exhibit (d)(70) of Post-Effective Amendment No. 64 filed with the Securities and Exchange Commission on October 31, 2013.)

(70)(b)	Portfolio Management Agreement, dated August 8, 2014, between the Trust and Cadence Capital Management LLC related to The International Equity Portfolio (Emerging) (Incorporated by reference to Exhibit (d)(70)(b) of Post-Effective Amendment No. 70 filed with the Securities and Exchange Commission on October 29, 2014.)

(71)(a)	Portfolio Management Agreement, dated September 30, 2013, between the Trust and Cadence Capital Management LLC related to The Institutional International Equity Portfolio (Developed). (Incorporated herein by reference to Exhibit (d)(71) of Post-Effective Amendment No. 64 filed with the Securities and Exchange Commission on October 31, 2013.)

(71)(b)	Portfolio Management Agreement, dated August 8, 2014, between the Trust and Cadence Capital Management LLC related to The Institutional International Equity Portfolio (Developed) (Incorporated by reference to Exhibit (d)(71)(b) of Post-Effective Amendment No. 70 filed with the Securities and Exchange Commission on October 29, 2014.)

(72)(a)	Portfolio Management Agreement, dated September 30, 2013, between the Trust and Cadence Capital Management LLC related to The Institutional International Equity Portfolio (Emerging). (Incorporated herein by reference to Exhibit (d)(72) of Post-Effective Amendment No. 64 filed with the Securities and Exchange Commission on October 31, 2013.)

(72)(b)	Portfolio Management Agreement, dated August 8, 2014, between the Trust and Cadence Capital Management LLC related to The Institutional International Equity Portfolio (Emerging) (Incorporated by reference to Exhibit (d)(72)(b) of Post-Effective Amendment No. 70 filed with the Securities and Exchange Commission on October 29, 2014.)

(73)(a)	Portfolio Management Agreement, dated September 30, 2013, between the Trust and Cadence Capital Management LLC related to The Emerging Markets Portfolio. (Incorporated herein by reference to Exhibit (d)(73) of Post-Effective Amendment No. 64 filed with the Securities and Exchange Commission on October 31, 2013.)

(73)(b)	Portfolio Management Agreement, dated August 8, 2014, between the Trust and Cadence Capital Management LLC related to The Emerging Markets Portfolio (Incorporated by reference to Exhibit (d)(73)(b) of Post-Effective Amendment No. 70 filed with the Securities and Exchange Commission on October 29, 2014.)

(74)	Portfolio Management Agreement, dated March 1, 2014, between the Trust and Mellon Capital Management related to The Inflation Protected Securities Portfolio (Incorporated by reference to Exhibit (d)(74) of Post-Effective Amendment No. 70 filed with the Securities and Exchange Commission on October 29, 2014.)

(75)(a)	Portfolio Management Agreement, dated July 18, 2014, between the Trust and Parametric Portfolio Associates, LLC related to The Value Equity Portfolio (Incorporated by reference to Exhibit (d)(75)(b) of Post-Effective Amendment No. 70 filed with the Securities and Exchange Commission on October 29, 2014.)

(75)(b)	Amendment dated March 19, 2015 to the Portfolio Management Agreement, dated July 18, 2014, between the Trust and Parametric Portfolio Associates, LLC related to The Value Equity Portfolio. (Incorporated herein by reference to Exhibit (d)(75)(b) of Post-Effective Amendment No. 72 filed with the Securities and Exchange Commission on April 17, 2015.)

(75)(c)	Amendment (Fee) dated March 19, 2015 to the Portfolio Management Agreement, dated July 18, 2014, between the Trust and Parametric Portfolio Associates, LLC related to The Value Equity Portfolio. (Incorporated herein by reference to Exhibit (d)(75)(c) of Post-Effective Amendment No. 72 filed with the Securities and Exchange Commission on April 17, 2015.)

(76)(a)	Portfolio Management Agreement, dated July 18, 2014, between the Trust and Parametric Portfolio Associates, LLC related to The Institutional Value Equity Portfolio (Incorporated by reference to Exhibit (d)(76) of Post-Effective Amendment No. 70 filed with the Securities and Exchange Commission on October 29, 2014.)

(76)(b)	Amendment dated March 19, 2015 to the Portfolio Management Agreement, dated July 18, 2014, between the Trust and Parametric Portfolio Associates, LLC related to The Institutional Value Equity Portfolio. (Incorporated herein by reference to Exhibit (d)(76)(b) of Post-Effective Amendment No. 72 filed with the Securities and Exchange Commission on April 17, 2015.)

(76)(c)	Amendment (Fee) dated March 19, 2015 to the Portfolio Management Agreement, dated July 18, 2014, between the Trust and Parametric Portfolio Associates, LLC related to The Institutional Value Equity Portfolio. (Incorporated herein by reference to Exhibit (d)(76)(c) of Post-Effective Amendment No. 72 filed with the Securities and Exchange Commission on April 17, 2015.)

(77)(a)	Portfolio Management Agreement, dated July 18, 2014, between the Trust and Parametric Portfolio Associates, LLC related to The Growth Equity Portfolio (Incorporated by reference to Exhibit (d)(77) of Post-Effective Amendment No. 70 filed with the Securities and Exchange Commission on October 29, 2014.)

(77)(b)	Amendment dated March 19, 2015 to the Portfolio Management Agreement, dated July 18, 2014, between the Trust and Parametric Portfolio Associates, LLC related to The Growth Equity Portfolio. (Incorporated herein by reference to Exhibit (d)(77)(b) of Post-Effective Amendment No. 72 filed with the Securities and Exchange Commission on April 17, 2015.)

(77)(c)	Amendment (Fee) dated March 19, 2015 to the Portfolio Management Agreement, dated July 18, 2014, between the Trust and Parametric Portfolio Associates, LLC related to The Growth Equity Portfolio. (Incorporated herein by reference to Exhibit (d)(77)(c) of Post-Effective Amendment No. 72 filed with the Securities and Exchange Commission on April 17, 2015.)

(78)(a)	Portfolio Management Agreement, dated July 18, 2014, between the Trust and Parametric Portfolio Associates, LLC related to The Institutional Growth Equity Portfolio (Incorporated by reference to Exhibit (d)(78) of Post-Effective Amendment No. 70 filed with the Securities and Exchange Commission on October 29, 2014.)

(78)(b)	Amendment dated March 19, 2015to the Portfolio Management Agreement, dated July 18, 2014, between the Trust and Parametric Portfolio Associates, LLC related to The Institutional Growth Equity Portfolio. (Incorporated herein by reference to Exhibit (d)(78)(b) of Post-Effective Amendment No. 72 filed with the Securities and Exchange Commission on April 17, 2015.)

(78)(c)	Amendment (Fee) dated March 19, 2015 to the Portfolio Management Agreement, dated July 18, 2014, between the Trust and Parametric Portfolio Associates, LLC related to The Institutional Growth Equity Portfolio. (Incorporated herein by reference to Exhibit (d)(78)(c) of Post-Effective Amendment No. 72 filed with the Securities and Exchange Commission on April 17, 2015.)

(79)	Portfolio Management Agreement, dated July 28, 2014, between the Trust and Western Asset Management Company (“WAMCO”) related to The Fixed Income Opportunity Portfolio (Incorporated by reference to Exhibit (d)(79) of Post-Effective Amendment No. 70 filed with the Securities and Exchange Commission on October 29, 2014.)

(80)	Amendment to Portfolio Management Agreement, dated August 29, 2014, between the Trust and Western Asset Management Company (“WAMCO”) related to The Fixed Income Opportunity Portfolio (Incorporated by reference to Exhibit (d)(78) of Post-Effective Amendment No. 70 filed with the Securities and Exchange Commission on October 29, 2014.)

(81)	Portfolio Management Agreement, dated January 23, 2015, between the Trust and City of London Investment Management Company Ltd (“CLIM”) related to The International Equity Portfolio. (Incorporated herein by reference to Exhibit (d)(81) of Post-Effective Amendment No. 72 filed with the Securities and Exchange Commission on April 17, 2015.)

(82)	Portfolio Management Agreement, dated January 23, 2015, between the Trust and City of London Investment Management Company Ltd (“CLIM”) related to The Institutional International Equity Portfolio. (Incorporated herein by reference to Exhibit (d)(82) of Post-Effective Amendment No. 72 filed with the Securities and Exchange Commission on April 17, 2015.)

(83)	Portfolio Management Agreement, dated January 23, 2015, between the Trust and City of London Investment Management Company Ltd (“CLIM”) related to The Emerging Markets Portfolio. (Incorporated herein by reference to Exhibit (d)(83) of Post-Effective Amendment No. 72 filed with the Securities and Exchange Commission on April 17, 2015.)

(84)	Portfolio Management Agreement, dated January 23, 2015, between the Trust and City of London Investment Management Company Ltd (“CLIM”) related to The Fixed Income Opportunity Portfolio. (Incorporated herein by reference to Exhibit (d)(84) of Post-Effective Amendment No. 72 filed with the Securities and Exchange Commission on April 17, 2015.)

(85)	Portfolio Management Agreement, dated March 13, 2015, between the Trust and Agincourt Capital Management, LLC (“Agincourt”) related to The Core Fixed Income Portfolio. (Incorporated herein by reference to Exhibit (d)(85) of Post-Effective Amendment No. 72 filed with the Securities and Exchange Commission on April 17, 2015.)

(86)	Portfolio Management Agreement, dated March 13, 2015, between the Trust and Agincourt Capital Management, LLC (“Agincourt”) related to The U.S. Corporate Fixed Income Securities Portfolio. (Incorporated herein by reference to Exhibit (d)(86) of Post-Effective Amendment No. 72 filed with the Securities and Exchange Commission on April 17, 2015.)

(87)	Portfolio Management Agreement, dated March 19, 2015, between the Trust and Parametric Portfolio Associates LLC related to The Small Capitalization - Mid Capitalization Equity Portfolio. (Incorporated herein by reference to Exhibit (d)(87) of Post-Effective Amendment No. 72 filed with the Securities and Exchange Commission on April 17, 2015.)

(88)	Portfolio Management Agreement, dated March 19, 2015, between the Trust and Parametric Portfolio Associates LLC related to The Institutional Small Capitalization - Mid Capitalization Equity Portfolio. (Incorporated herein by reference to Exhibit (d)(88) of Post-Effective Amendment No. 72 filed with the Securities and Exchange Commission on April 17, 2015.)

(89)	Portfolio Management Agreement, dated March 19, 2015, between the Trust and Parametric Portfolio Associates LLC related to The Real Estate Securities Portfolio. (Incorporated herein by reference to Exhibit (d)(89) of Post-Effective Amendment No. 72 filed with the Securities and Exchange Commission on April 17, 2015.)

(90)	Portfolio Management Agreement, dated March 19, 2015, between the Trust and Parametric Portfolio Associates LLC related to The Commodity Returns Strategy Portfolio. (Incorporated herein by reference to Exhibit (d)(90) of Post-Effective Amendment No. 72 filed with the Securities and Exchange Commission on April 17, 2015.)

(91)	Portfolio Management Agreement, dated March 19, 2015, between the Trust and Parametric Portfolio Associates LLC related to The International Equity Portfolio (Incorporated herein by reference to Exhibit (d)(91) of Post-Effective Amendment No. 72 filed with the Securities and Exchange Commission on April 17, 2015.)

	(92)	Portfolio Management Agreement, dated March 19, 2015, between the Trust and Parametric Portfolio Associates LLC related to The Institutional International Equity Portfolio. (Incorporated herein by reference to Exhibit (d)(92) of Post-Effective Amendment No. 72 filed with the Securities and Exchange Commission on April 17, 2015.)

	(93)	Portfolio Management Agreement, dated March 19, 2015, between the Trust and Parametric Portfolio Associates LLC related to The Emerging Markets Portfolio. (Incorporated herein by reference to Exhibit (d)(93) of Post-Effective Amendment No. 72 filed with the Securities and Exchange Commission on April 17, 2015.)

	(94)	Portfolio Management Agreement, dated March 19, 2015, between the Trust and Parametric Portfolio Associates LLC related to The Fixed Income Opportunity. (Incorporated herein by reference to Exhibit (d)(94) of Post-Effective Amendment No. 72 filed with the Securities and Exchange Commission on April 17, 2015.)

(e)(1)	Distribution Agreement, dated April 1, 2009, between the Trust and Unified Financial Securities, Inc. (Incorporated herein by reference to Exhibit (e) of Post-Effective Amendment No. 43 filed with the Securities and Exchange Commission on August 31, 2009.)

(e)(2)	Amendment dated March 1, 2011, to the Distribution Agreement dated April 1, 2009, between the Trust and Unified Financial Securities, Inc. (Incorporated herein by reference to Exhibit (e)(2) to Post-Effective Amendment No. 57 filed with the Securities and Exchange Commission on August 26, 2011.)

(f)	[bonus, pension and profit-sharing plans] Not Applicable.

(g)	(1)(a)	Custodian Agreement, dated February, 2006 between State Street Bank and Trust Company and the Trust. (Incorporated herein by reference to Exhibit (g)(a) of Post-Effective Amendment No. 30 filed with the Securities and Exchange Commission on October 31, 2006.)

	(1)(b)	Foreign Custody Manager Delegation Agreement dated July 2, 2001, between Bankers Trust Company and the Trust. (Incorporated herein by reference to Exhibit (g)(b) of Post-Effective Amendment No. 17 filed with the Securities and Exchange Commission on August 31, 2001.)

	(1)(c)	Revised Schedule D, dated July 29, 2011, to the Custodian Agreement dated February, 2006, between State Street Bank and Trust Company and the Trust (Incorporated by reference to Exhibit (g)(1)(c ) of Post-Effective Amendment No. 70 filed with the Securities and Exchange Commission on October 29, 2014.)

	(1)(d)	Global Securities Lending Agency Agreement, dated May 30, 2014, between Citibank, N.A. and the Trust (Incorporated by reference to Exhibit (g)(1)(d) of Post-Effective Amendment No. 70 filed with the Securities and Exchange Commission on October 29, 2014.)

(h)	Other Material Agreements

	(1)(a)	Administration Agreement, dated as of January 1, 2003 between Citi Fund Services Ohio, Inc. (formerly, BISYS Fund Services Ohio, Inc.) and the Trust. (Incorporated herein by reference to Exhibit (h)(1) of Post-Effective Amendment No. 22 filed with the Securities and Exchange Commission on October 28, 2003.)

	(1)(b)	Amendment dated January 1, 2005 to Administration Agreement between Citi Fund Services Ohio, Inc. (formerly, BISYS Fund Services Ohio, Inc.) and the Trust, dated January 1, 2003. (Incorporated herein by reference to Exhibit (h)(1)(b) of Post-Effective Amendment No. 26 filed with the Securities and Exchange Commission on November 1, 2005.)

	(1)(c)	Amendment dated December 14, 2005 to Administration Agreement between Citi Fund Services Ohio, Inc. (formerly, BISYS Fund Services Ohio, Inc.) and the Trust, dated January 1, 2003. (Incorporated herein by reference to Exhibit (h)(1)(c) of Post-Effective Amendment No. 30 filed with the Securities and Exchange Commission on October 31, 2006.)

	(1)(d)	Amendment dated January 16, 2007 to Administration Agreement between Citi Fund Services Ohio, Inc. (formerly, BISYS Fund Services Ohio, Inc.) and the Trust, dated January 1, 2003. (Incorporated herein by reference to Exhibit (h)(1)(d) to Post-Effective Amendment No. 31 filed with the Securities and Exchange Commission on August 30, 2007.)

	(2)(a)	Fund Accounting Agreement, dated as of January 1, 2003, between Citi Fund Services Ohio, Inc. (formerly, BISYS Fund Services Ohio, Inc.) and the Trust. (Incorporated herein by reference to Exhibit (h)(2) of Post-Effective Amendment No. 22 filed with the Securities and Exchange Commission on October 28, 2003.)

	(2)(b)	Amendment dated January 1, 2005 to Fund Accounting Agreement between Citi Fund Services Ohio, Inc. (formerly, BISYS Fund Services Ohio, Inc.) and the Trust, dated January 1, 2003. (Incorporated herein by reference to Exhibit (h)(2)(b) of Post-Effective Amendment No. 26 filed with the Securities and Exchange Commission on November 1, 2005.)

(2)(c)	Amendment dated December 14, 2005 to Fund Accounting Agreement between Citi Fund Services Ohio, Inc. (formerly, BISYS Fund Services Ohio, Inc.) and the Trust, dated January 1, 2003. (Incorporated herein by reference to Exhibit (h)(2)(c) of Post-Effective Amendment No. 30 filed with the Securities and Exchange Commission on October 31, 2006.)

(2)(d)	Amendment dated January 16, 2007 to Fund Accounting Agreement between B Citi Fund Services Ohio, Inc. (formerly, BISYS Fund Services Ohio, Inc.) and the Trust, dated January 1, 2003. (Incorporated herein by reference to Exhibit (h)(2)(d) to Post-Effective Amendment No. 31 filed with the Securities and Exchange Commission on August 30, 2007.)

(2)(e)	Revised Schedule A, dated June 8, 2010, to the Fund Accounting Agreement, dated as of January 1, 2003, between Citi Fund Services Ohio, Inc. (formerly, BISYS Fund Services Ohio, Inc.) and the Trust. (Incorporated herein by reference to Exhibit (h)(2)(e) of Post-Effective Amendment No. 53 filed with the Securities and Exchange Commission on June 18, 2010.)

(3)(a)	Transfer Agency Agreement, dated as of January 1, 2003, between Citi Fund Services Ohio, Inc. (formerly, BISYS Fund Services Ohio, Inc.) and the Trust. (Incorporated herein by reference to Exhibit (h)(3) of Post-Effective Amendment No. 22 filed with the Securities and Exchange Commission on October 28, 2003.)

(3)(b)	Amendment dated January 1, 2005 to Transfer Agent Agreement between Citi Fund Services Ohio, Inc. (formerly, BISYS Fund Services Ohio, Inc.) and the Trust, dated January 1, 2003. (Incorporated herein by reference to Exhibit (h)(3)(b) of Post-Effective Amendment No. 26 filed with the Securities and Exchange Commission on November 1, 2005.)

(3)(c)	Amendment dated December 14, 2005 to Transfer Agent Agreement between Citi Fund Services Ohio, Inc. (formerly, BISYS Fund Services Ohio, Inc.) and the Trust, dated January 1, 2003. (Incorporated herein by reference to Exhibit (h)(3)(c) of Post-Effective Amendment No. 30 filed with the Securities and Exchange Commission on October 31, 2006.)

(3)(d)	Amendment dated January 16, 2007 to Transfer Agency Agreement between Citi Fund Services Ohio, Inc. (formerly, BISYS Fund Services Ohio, Inc.) and the Trust, dated January 1, 2003. (Incorporated herein by reference to Exhibit (h)(3)(d) to Post-Effective Amendment No. 31 filed with the Securities and Exchange Commission on August 30, 2007.)

(3)(e)	Revised Schedule A, dated June 8, 2010, to the Transfer Agency Agreement dated as of January 1, 2003, between Citi Fund Services Ohio, Inc. (formerly, BISYS Fund Services Ohio, Inc. ) and the Trust. (Incorporated herein by reference to Exhibit (h)(3)(e) of Post-Effective Amendment No. 53 filed with the Securities and Exchange Commission on June 18, 2010.)

	(4)(a)	Compliance Services Agreement between the Trust and Alaric Compliance Services LLC dated January 1, 2009. (Incorporated herein by reference to Exhibit (h)(6) of Post-Effective Amendment No. 43 filed with the Securities and Exchange Commission on August 31, 2009.)

	(4)(b)	Revised Schedule A, dated June 14, 2011, to the Compliance Services Agreement between the Trust and Alaric Compliance Services LLC dated January 1, 2009. (Incorporated herein by reference to Exhibit (h)(5)(b) to Post -Effective Amendment No. 57 filed with the Securities and Exchange Commission on August 26, 2011.)

	(4)(c)	Second Amendment to Letter Agreement, dated December 31, 2014, between the Trust and Alaric Compliance Services, LLC. (Incorporated herein by reference to Exhibit (h)(4)(c) of Post-Effective Amendment No. 72 filed with the Securities and Exchange Commission on April 17, 2015.)

	(5)	Services Agreement, dated June 11, 2014, between the Trust and Citi Fund Services Ohio, Inc. (Incorporated by reference to Exhibit (g)(5) of Post-Effective Amendment No. 70 filed with the Securities and Exchange Commission on October 29, 2014.)

	(6)	Amendment dated March 31, 2015 to Services Agreement between the Trust and Citi Fund Services Ohio, Inc., dated June 11, 2014. (Incorporated herein by reference to Exhibit (h)(6) of Post-Effective Amendment No. 72 filed with the Securities and Exchange Commission on April 17, 2015.)

	(7)	Transfer Agency Services Agreement, dated March 27, 2015, between the Trust and Citi Fund Services Ohio, Inc. (Incorporated herein by reference to Exhibit (h)(7) of Post-Effective Amendment No. 72 filed with the Securities and Exchange Commission on April 17, 2015.)

(i)	[Opinion of Counsel] Not Applicable.

(j)	Consent of Independent Registered Public Accounting Firm Not Applicable

(k)	[Omitted Financial Statements] Not Applicable.

(l)	[Agreements regarding initial capital] Not Applicable.

(m)	Rule 12b-1 plan adopted December 10, 2009, revised March 8, 2010. (Incorporated herein by reference to Exhibit (m) of Post-Effective Amendment No. 54 filed with the Securities and Exchange Commission on August 27, 2010.)

(n)	Plan pursuant to Rule 18f-3 adopted December 10, 2009, revised March 8, 2010. (Incorporated herein by reference to Exhibit (n) of Post-Effective Amendment No. 54 filed with the Securities and Exchange Commission on August 27, 2010.)

(o)	Reserved.

(p)	(1)	Integrity Policy, dated March 1, 2011, adopted by Hirtle Callaghan & Co. LLC. (Incorporated herein by reference to Exhibit (p)(1) to Post-Effective Amendment No. 57 filed with the Securities and Exchange Commission on August 26, 2011.)

(2)	Code of Ethics, dated April 16, 2013, adopted by SSgA Funds Management, Inc. (Incorporated herein by reference to Exhibit (p)(2) of Post-Effective Amendment No. 66 filed with the Securities and Exchange Commission on December 10, 2013.)

(3)	Code of Ethics, dated August 11, 2014, adopted by Artisan Partners Limited Partnership (Incorporated by reference to Exhibit (p)(3) of Post-Effective Amendment No. 70 filed with the Securities and Exchange Commission on October 29, 2014.)

(4)	Code of Ethics, dated June, 2014, adopted by Frontier Capital Management Company LLC (Incorporated by reference to Exhibit (p)(4) of Post-Effective Amendment No. 70 filed with the Securities and Exchange Commission on October 29, 2014.)

(5)	Code of Ethics, dated March, 2014, adopted by Institutional Capital LLC (Incorporated by reference to Exhibit (p)(5) of Post-Effective Amendment No. 70 filed with the Securities and Exchange Commission on October 29, 2014.)

(6)	Code of Ethics, dated June 1, 2014, adopted by Seix Investment Advisors LLC (Incorporated by reference to Exhibit (p)(6) of Post-Effective Amendment No. 70 filed with the Securities and Exchange Commission on October 29, 2014.)

(7)	Code of Ethics, dated March, 2014, adopted by IronBridge Capital Management LLC (Incorporated by reference to Exhibit (p)(7) of Post-Effective Amendment No. 70 filed with the Securities and Exchange Commission on October 29, 2014.)

(8)	Code of Ethics, dated August, 2013, adopted by Sustainable Growth Advisers, L.P. (Incorporated herein by reference to Exhibit (p)(8) of Post-Effective Amendment No. 64 filed with the Securities and Exchange Commission on October 31, 2013.)

(9)	Code of Ethics, dated July 1, 2013, adopted by Causeway Capital Management LLC. (Incorporated herein by reference to Exhibit (p)(9) of Post-Effective Amendment No. 64 filed with the Securities and Exchange Commission on October 31, 2013.)

(10)	Code of Ethics, dated August, 2013, adopted by Wellington Management Company LLP. (Incorporated herein by reference to Exhibit (p)(10) of Post-Effective Amendment No. 64 filed with the Securities and Exchange Commission on October 31, 2013.)

(11)	Code of Ethics, dated July, 2014 adopted by Breckinridge Capital Advisors, Inc. (Incorporated by reference to Exhibit (p)(11) of Post-Effective Amendment No. 70 filed with the Securities and Exchange Commission on October 29, 2014.)

(12)	Code of Ethics, Policy on Insider Trading and Personal Trading Policy, dated October 31, 2013, adopted by Jennison Associates LLC (Incorporated herein by reference to Exhibit (p)(12) to Post-Effective Amendment No. 68 filed with the Securities and Exchange Commission on February 24, 2014.)

(13)	Code of Ethics, dated March, 2014, adopted by Pzena Investment Management, LLC (Incorporated by reference to Exhibit (p)(13) of Post-Effective Amendment No. 70 filed with the Securities and Exchange Commission on October 29, 2014.)

(14)	Code of Ethics, dated June, 2014, adopted by Capital Guardian Trust Company (Incorporated by reference to Exhibit (p)(14) of Post-Effective Amendment No. 70 filed with the Securities and Exchange Commission on October 29, 2014.)

(15)	Code of Ethics, dated March 1, 2014, adopted by Pacific Investment Management Company LLC (Incorporated by reference to Exhibit (p)15) of Post-Effective Amendment No. 70 filed with the Securities and Exchange Commission on October 29, 2014.)

(16)	Code of Ethics, dated January, 2014, adopted by AllianceBernstein L.P. (Incorporated by reference to Exhibit (p)(16) of Post-Effective Amendment No. 70 filed with the Securities and Exchange Commission on October 29, 2014.)

(17)	The Personal Securities Trading Policy, dated May 29, 2012, adopted by The Boston Company Asset Management LLC (Incorporated herein by reference to Exhibit (p)(19) to Post- Effective Amendment No. 61 filed with the Securities and Exchange Commission on October 26, 2012.)

(18)	The Code of Conduct, dated April 6, 2012, adopted by The Boston Company Asset Management LLC(Incorporated herein by reference to Exhibit (p)(20) to Post- Effective Amendment No. 61 filed with the Securities and Exchange Commission on October 26, 2012.)

(19)	Code of Ethics, dated December 31, 2012, adopted by Cupps Capital Management, LLC (Incorporated herein by reference to Exhibit (p)(19) of Post-Effective Amendment No. 66 filed with the Securities and Exchange Commission on December 10, 2013.)

(20)	Code of Ethics, dated September, 2012, adopted by Lazard Asset Management, LLC. (Incorporated herein by reference to Exhibit (p)(20) of Post-Effective Amendment No. 64 filed with the Securities and Exchange Commission on October 31, 2013.) (21) Code of Ethics, dated June 25, 2013, adopted by HC Capital Trust. (Incorporated herein by reference to Exhibit (p)(21) of Post-Effective Amendment No. 64 filed with the Securities and Exchange Commission on October 31, 2013.)

(22)	Code of Ethics, dated January 27, 2011, adopted by Huntington Asset Management Services Inc. and Unified Financial Securities Inc. (Incorporated herein by reference to Exhibit (p)(24) of Post-Effective Amendment No. 60 filed with the Securities and Exchange Commission on August 29, 2012.)

(23)	Code of Ethics, dated January 1, 2014, adopted by Fort Washington Investment Advisors, Inc. (Incorporated herein by reference to Exhibit (p)(23) to Post-Effective Amendment No. 68 filed with the Securities and Exchange Commission on February 24, 2014.)

(24)	Code of Ethics, dated December 18, 2013, adopted by Cadence Capital Management LLC (Incorporated herein by reference to Exhibit (p)(24) to Post-Effective Amendment No. 68 filed with the Securities and Exchange Commission on February 24, 2014.)

(25)	Code of Ethics, dated January, 2014, adopted by Ariel Investments, LLC (Incorporated herein by reference to Exhibit (p)(25) to Post-Effective Amendment No. 68 filed with the Securities and Exchange Commission on February 24, 2014.)

(26)	Code of Ethics, dated December 1, 2013, adopted by Parametric Portfolio Associates LLC (Incorporated by reference to Exhibit (p)(26) of Post-Effective Amendment No. 70 filed with the Securities and Exchange Commission on October 29, 2014.)

(27)	Code of Ethics, dated November 1, 2013, adopted by Western Asset Management Company (Incorporated by reference to Exhibit (p)(27) of Post-Effective Amendment No. 70 filed with the Securities and Exchange Commission on October 29, 2014.)

(28)	The Personal Securities Trading Policy, dated March 14, 2014, adopted by Standish Mellon Asset Management Company (Incorporated by reference to Exhibit (p)(28) of Post-Effective Amendment No. 70 filed with the Securities and Exchange Commission on October 29, 2014.)

(29)	The Code of Conduct, dated June, 2013, adopted by Standish Mellon Asset Management Company (Incorporated by reference to Exhibit (p)(29) of Post-Effective Amendment No. 70 filed with the Securities and Exchange Commission on October 29, 2014.)

(30)	The Personal Securities Trading Policy, dated February 10, 2014, adopted by Mellon Capital Management (Incorporated by reference to Exhibit (p)(30) of Post-Effective Amendment No. 70 filed with the Securities and Exchange Commission on October 29, 2014.)

(31)	The Code of Conduct, dated February 27, 2014, adopted by Mellon Capital Management (Incorporated by reference to Exhibit (p)(31) of Post-Effective Amendment No. 70 filed with the Securities and Exchange Commission on October 29, 2014.)

(32)	The Code of Ethics, dated June 25, 2013, adopted by the Trust (Incorporated by reference to Exhibit (p)(32) of Post-Effective Amendment No. 70 filed with the Securities and Exchange Commission on October 29, 2014.)

(33)	The Code of Ethics, dated October 3, 2013, adopted by Unified Financial Securities Inc. (Incorporated by reference to Exhibit (p)(33) of Post-Effective Amendment No. 70 filed with the Securities and Exchange Commission on October 29, 2014.)

(34)	The Code of Ethics, dated October 2013, adopted by City of London Investment Management Company Ltd (“CLIM”). (Incorporated herein by reference to Exhibit (p)(34) of Post-Effective Amendment No. 72 filed with the Securities and Exchange Commission on April 17, 2015.)

(35)	The Code of Ethics adopted November 2008 and Amended December 2009 by Agincourt Capital Management, LLC (“Agincourt”). (Incorporated herein by reference to Exhibit (p)(35) of Post-Effective Amendment No. 72 filed with the Securities and Exchange Commission on April 17, 2015.)

Item 29.	Persons Controlled by or Under Common Control with the Fund

HC Commodity Related Securities Fund, Ltd.

HC Commodity Related Securities Fund II, Ltd.

Item 30.	Indemnification

Reference is made to Article VII of the Trust’s Amended and Restated and Declaration of Trust and to Article VI of the Trust’s By-Laws, which are incorporated herein by reference. Pursuant to Rule 484 under the Securities Act of 1933 (the “Act”), as amended, the Trust furnishes the following undertaking:

Insofar as indemnification for liabilities arising under the Act may be permitted to trustees, officers and controlling persons of the Trust pursuant to the foregoing provisions, or otherwise, the Trust has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Trust of expenses incurred or paid by a trustee, officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Trust will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31.	Business and Other Connections of the Investment Adviser

Information relating to the business and other connections of each of the Specialist Managers listed below and each director, officer or partner of such managers, together with information as to their other business, profession, vocation or employment of a substantial nature during the past two fiscal years, are hereby incorporated by reference from each such Specialist Manager’s Schedules A and D of Form ADV, as filed with the Securities and Exchange Commission, as follows:

Investment Manager	SEC File No. 801-
Artisan Partner Limited Partnership	70101
Frontier Capital Management Co.	15724
Jennison Associates LLC	5608
Institutional Capital LLC	40779
Capital Guardian Trust Company	60145
Seix Investment Advisors LLC	68743
Mellon Capital Management Corporation	54328
IronBridge Capital Management, LP	57534
Breckinridge Capital Advisors, Inc.	53833
Causeway Capital Management LLC	60343
Sustainable Growth Advisors, L.P.	62151
Wellington Management Company LLP	15908
AllianceBernstein LP	56720
Pacific Investment Management Company Inc.	48187
Standish Mellon Asset Management Company	60527
Pzena Investment Management, LLC	50838
The Boston Company Asset Management LLC	6829
Cupps Capital Management, LLC	60017
Lazard Asset Management, LLC	61701
Fort Washington Investment Advisors Inc.	37235
Ariel Investments, LLC	18767
Parametric Portfolio Associates LLC	60485
Western Asset Management Company	8162
Cadence Capital Management LLC	48186
Agincourt Capital Management, LLC	56592

HC Capital Solutions, (formerly Hirtle, Callaghan & Co., LLC) (“HC Capital”) has entered into an Investment Advisory Agreement with the Trust under which HC Capital has investment discretion with regard to the assets of the Trust. Information regarding the business and other connections of HC Capital’s officers and directors, together with information as to their other business, profession, vocation or employment of a substantial nature during the past two fiscal years, is incorporated by reference to Schedules A and D of HC Capital’s Form ADV, File No. 801-32688, which has been filed with the Securities and Exchange Commission.

Item 32.	Principal Underwriters.

(a)	Unified Financial Securities, Inc. Registrant’s underwriter, serves as underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended:

1)	API Funds

2)	Dreman Contrarian Funds

3)	Huntington Funds

4)	HC Capital Trust

5)	The Bruce Fund

6)	Unified Series Trust

7)	Valued Advisers Trust

8)	Capitol Series Trust

(b)	The following officers of Unified Financial Securities, Inc., the Registrant’s underwriter, hold the following positions with the Registrant. Their business address is 2960 North Meridian Street, Suite 300, Indianapolis, IN 46208.

Name	Position with Underwriter	Position with Registrant
Kerric Kynard	President	None
John C. Swhear Karyn Cunningham	Vice President, Chief Compliance Officer and AML Officer Treasurer	None None

Item 33.	Location of Accounts and Records.

(a)	State Street Bank and Trust Company, State Street Financial Center, One Lincoln St., Boston, Massachusetts 02111 (records relating to its function custodian.)

(b)	Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, Ohio 43219.

(c)	Records relating to the activities of each of the Investment Managers on behalf of the indicated Portfolio are maintained as follows:

Investment Manager	Location of Accounts and Records

The Value Equity Portfolio
Cadence Capital Management LLC	265 Franklin St., 4th Flr
Boston, MA 02110-3113

AllianceBernstein L.P.	1345 Avenue of the Americas
NY, NY 10105

Mellon Capital Management Corporation	50 Fremont Street, suite 3900
San Francisco, CA 94105

Parametric Portfolio Associates LLC	1918 Eighth Ave, Seattle, WA 98101

The Institutional Value Equity Portfolio
Cadence Capital Management LLC	265 Franklin St., 4th Flr
Boston, MA 02110-3113

AllianceBernstein L.P.	1345 Avenue of the Americas
NY, NY 10105

Pacific Investment Management Corporation	840 Newport Center Drive
Newport Beach, CA 92660

Mellon Capital Management Corporation	50 Fremont Street, suite 3900
San Francisco, CA 94105

Parametric Portfolio Associates LLC	1918 Eighth Ave, Seattle, WA 98101

The Growth Equity Portfolio
Jennison Associates LLC	466 Lexington Ave.
New York, NY 10017

Sustainable Growth Advisers, L.P.	301 Tresser Blvd., Suite 1310
Stamford, CT 06901

Mellon Capital Management Corporation	50 Fremont Street, suite 3900
San Francisco, CA 94105

Cadence Capital Management LLC	265 Franklin St., 4th Flr
Boston, MA 02110-3113

Parametric Portfolio Associates LLC	1918 Eighth Ave, Seattle, WA 98101

The Institutional Growth Equity Portfolio
Jennison Associates LLC	466 Lexington Ave.
New York, NY 10017

Sustainable Growth Advisers, L.P.	301 Tresser Blvd., Suite 1310
Stamford, CT 06901

Pacific Investment Management Corporation	840 Newport Center Drive
Newport Beach, CA 92660

Mellon Capital Management Corporation	50 Fremont Street, suite 3900
San Francisco, CA 94105

Cadence Capital Management LLC	265 Franklin St., 4th Flr
Boston, MA 02110-3113

Parametric Portfolio Associates LLC	1918 Eighth Ave, Seattle, WA 98101

The Small Capitalization – Mid Capitalization Equity Portfolio
Frontier Capital Management	99 Summer Street
Company	Boston, MA 02110

IronBridge Capital Management LLC	One Parkview Plaza, Suite 700,
Oakbrook Terrace, IL 60181

Pzena Investment Management LLC	120 West 45th Street,
20th Floor
NY, NY 10036

Cupps Capital Management, LLC	300 North LaSalle Boulevard Suite 5425
Chicago, Illinois 60654

Ariel Investments, LLC	200 East Randolph Street
Suite 2900
Chicago, IL 60601

Mellon Capital Management Corporation	50 Fremont Street, suite 3900
San Francisco, CA 94105

Cadence Capital Management LLC	265 Franklin St., 4th Flr
Boston, MA 02110-3113

Parametric Portfolio Associates LLC 1918 Eighth Ave, Seattle, WA 98101

The Institutional Small Capitalization – Mid Capitalization Equity Portfolio
Frontier Capital Management	99 Summer Street
Company	Boston, MA 02110

IronBridge Capital Management LLC	One Parkview Plaza, Suite 700,
Oakbrook Terrace, IL 60181

Pzena Investment Management LLC	120 West 45th Street,
20th Floor
NY, NY 10036

Cupps Capital Management, LLC	300 North LaSalle Boulevard Suite 5425
Chicago, Illinois 60654

Ariel Investments, LLC	200 East Randolph Street
Suite 2900
Chicago, IL 60601

Mellon Capital Management Corporation	50 Fremont Street, suite 3900
San Francisco, CA 94105

Cadence Capital Management LLC	265 Franklin St., 4th Flr
Boston, MA 02110-3113

Parametric Portfolio Associates LLC 1918 Eighth Ave, Seattle, WA 98101

The Real Estate Securities Portfolio
Wellington Management Company LLP	280 Congress Street
Boston, MA 02110

Mellon Capital Management Corporation	50 Fremont Street, suite 3900
San Francisco, CA 94105

Cadence Capital Management LLC	265 Franklin St., 4th Flr
Boston, MA 02110-3113

Parametric Portfolio Associates LLC 1918 Eighth Ave, Seattle, WA 98101

The Commodity Returns Strategy Portfolio
Pacific Investment Management Corporation	840 Newport Center Drive
Newport Beach, CA 92660

Wellington Management Company LLP	280 Congress Street
Boston, MA 02110

Mellon Capital Management Corporation	50 Fremont Street, suite 3900
San Francisco, CA 94105

Cadence Capital Management LLC	265 Franklin St., 4th Flr
Boston, MA 02110-3113

Parametric Portfolio Associates LLC 1918 Eighth Ave, Seattle, WA 98101

The International Equity Portfolio
Capital Guardian Trust Company	333 South Hope Street
Los Angeles, CA 90071

Causeway Capital Management LLC	11111 Santa Monica Blvd.,
Suite 1550
Los Angeles, CA 90025

Artisan Partners Limited Partnership	100 Pine Street, Suite 2950
San Francisco, CA 94111

875 E. Wisconsin Ave, Suite 800
Milwaukee, WI 53202

Cadence Capital Management LLC	265 Franklin St., 4th Flr
Boston, MA 02110-3113

Mellon Capital Management Corporation	50 Fremont Street, suite 3900
San Francisco, CA 94105

Parametric Portfolio Associates LLC	1918 Eighth Ave, Seattle, WA 98101

The Institutional International Equity Portfolio
Capital Guardian Trust Company	333 South Hope Street
Los Angeles, CA 90071

Artisan Partners Limited Partnership	100 Pine Street, Suite 2950
San Francisco, CA 94111

875 E. Wisconsin Ave, Suite 800
Milwaukee, WI 53202

Causeway Capital Management LLC	11111 Santa Monica Blvd.,
Suite 1550
Los Angeles, CA 90025

Cadence Capital Management LLC	265 Franklin St., 4th Flr
Boston, MA 02110-3113

Lazard Asset Management, LLC	30 Rockefeller Plaza
New York, NY 10112

Mellon Capital Management Corporation	One Boston Place, 29th Floor
Boston, MA 02108

Parametric Portfolio Associates LLC	1918 Eighth Ave, Seattle, WA 98101

The Emerging Markets Portfolio

The Boston Company Asset Management LLC	One Boston Place
Boston, MA 02108

Mellon Capital Management Corporation	50 Fremont Street, suite 3900
San Francisco, CA 94105

Cadence Capital Management LLC	265 Franklin St., 4th Flr
Boston, MA 02110-3113

Parametric Portfolio Associates LLC	1918 Eighth Ave, Seattle, WA 98101

The Core Fixed Income Portfolio
Mellon Capital Management Corporation	50 Fremont Street, suite 3900
San Francisco, CA 94105

Agincourt Capital Management, LLC	200 South 10th Street, Richmond, VA
23219

The Fixed Income Opportunity Portfolio

Pacific Investment Management Corporation	840 Newport Center Drive
Newport Beach, CA 92660

Fort Washington Investment Advisors, Inc.	303 Broadway, Suite 1200 Cincinnati, OH 45202

Mellon Capital Management Corporation	50 Fremont Street, suite 3900
San Francisco, CA 94105

Western Asset Management Company	385 E. Colorado Blvd.,
Pasadena, CA 91101

Parametric Portfolio Associates LLC	1918 Eighth Ave, Seattle, WA 98101

U.S. Government Fixed Income Securities Portfolio
Mellon Capital Management Corporation	50 Fremont Street, suite 3900
San Francisco, CA 94105

The U.S. Corporate Fixed Income Securities Portfolio
Agincourt Capital Management, LLC	200 South 10th Street, Richmond, VA
23219

Mellon Capital Management Corporation	50 Fremont Street, suite 3900
San Francisco, CA 94105

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio
Mellon Capital Management Corporation	50 Fremont Street, suite 3900
San Francisco, CA 94105

The Intermediate-Term Municipal Bond Portfolio
Standish Mellon Asset Management Company	BNY Mellon Center
201 Washington St.
Suite 2900
Boston, MA 02108

The Short-Term Municipal Bond Portfolio
Breckinridge Capital Advisors, Inc.	200 High Street
Boston, Massachusetts 02110

The Intermediate Term Municipal Bond II Portfolio
Breckinridge Capital Advisors, Inc.	200 High Street
Boston, Massachusetts 02110

The Inflation Protected Securities Portfolio
Mellon Capital Management Corporation	50 Fremont Street, suite 3900
San Francisco, CA 94105

The Sustainable Growth Portfolio
Mellon Capital Management Corporation	50 Fremont Street, suite 3900
San Francisco, CA 94105

Cadence Capital Management LLC	265 Franklin St., 4th Flr
Boston, MA 02110-3113

Item 34.	Management Services.

None.

Item 35.	Undertakings

Not Applicable.

POWER OF ATTORNEY

KNOW ALL PERSONS BY THESE PRESENTS, that the undersigned, a Trustee of HC Capital Trust, a Delaware statutory trust (the “Trust”), does hereby constitute and appoint Robert J. Zion and Colette Bergman, and each of them, his true and lawful attorney and agent to do any and all acts and things and to execute any and all instruments which said attorney and agent may deem necessary or advisable to enable the Trust to comply with the Securities Act of 1933, as amended (“Securities Act”), the Investment Company Act of 1940, as amended (“1940 Act”) and any rules, regulations and requirements of the Securities and Exchange Commission (“SEC”), in connection with the registration under the Securities Act of the shares of beneficial interest of the Trust (the “Securities”) and in connection with the registration of the Trust under the 1940 Act, including specifically, but without limiting the generality of the foregoing, the power and authority to sign for on behalf of the Trust and the undersigned, the name of the undersigned as Trustee or an officer, as appropriate, of the Trust to a Registration Statement or to any amendment thereto filed with the SEC with respect to the Securities or with respect to the Trust and to any instrument or document filed as part of, as an exhibit to or in connection with any Registration Statement or amendment. This power of attorney supersedes and replaces the previous power of attorney executed by the undersigned as a Trustee of the Trust on or about March 11, 2014.

IN WITNESS WHEREOF, the undersigned has caused this Power of Attorney to be executed as of September 9, 2014.

/s/ Harvey G. Magarick Harvey G. Magarick, Trustee	/s/ R. Richard Williams R. Richard Williams, Trustee

/s/ Jarret Burt Kling Jarrett Burt Kling, Trustee	/s/ Richard W. Wortham Richard W. Wortham III, Trustee

/s/ Robert J. Zion Robert J. Zion, Trustee

HC CAPITAL TRUST

POWER OF ATTORNEY

KNOW ALL PERSONS BY THESE PRESENTS, that the undersigned, being a Trustee and officer of HC Capital Trust, a statutory trust organized under the laws of the State of Delaware (the “Trust”), does hereby make, constitute and appoint COLETTE BULL and MARK HAUSMANN, and each of them, attorneys-in-fact and agents of the undersigned with full power and authority of substitution and re-substitution, in any and all capacities, to execute for an on behalf of the undersigned any and all filings and amendments to the Registration Statement on Form N-1A relating to the shares of beneficial interest of the Trust and any other documents and instruments incidental thereto, and to deliver and file the same, with all exhibits thereto, and all documents and instruments in connection therewith, with the U.S. Securities and Exchange Commission, granting unto said attorneys-in-fact and agents, and each of them, full power and authority to do and perform each and every act and thing that said attorneys-in-fact and agents, and each of them, deem advisable or necessary to enable the Trust to effectuate the intents and purposes hereof, and the undersigned hereby fully ratifies and confirms all that said attorneys-in-fact and agents, or any of them, or their or his or her substitute or substitutes, shall do or cause to be done by virtue hereof.

IN WITNESS WHEREOF, the undersigned has subscribed his or her name this 12th day of June, 2012.

/s/ Robert J. Zion
Robert J. Zion

HC CAPITAL TRUST

POWER OF ATTORNEY

KNOW ALL PERSONS BY THESE PRESENTS, that the undersigned, being a Trustee and officer of HC Capital Trust, a statutory trust organized under the laws of the State of Delaware (the “Trust”), does hereby make, constitute and appoint ROBERT J. ZION and MARK HAUSMANN, and each of them, attorneys-in-fact and agents of the undersigned with full power and authority of substitution and re-substitution, in any and all capacities, to execute for an on behalf of the undersigned any and all filings and amendments to the Registration Statement on Form N-1A relating to the shares of beneficial interest of the Trust and any other documents and instruments incidental thereto, and to deliver and file the same, with all exhibits thereto, and all documents and instruments in connection therewith, with the U.S. Securities and Exchange Commission, granting unto said attorneys-in-fact and agents, and each of them, full power and authority to do and perform each and every act and thing that said attorneys-in-fact and agents, and each of them, deem advisable or necessary to enable the Trust to effectuate the intents and purposes hereof, and the undersigned hereby fully ratifies and confirms all that said attorneys-in-fact and agents, or any of them, or their or his or her substitute or substitutes, shall do or cause to be done by virtue hereof.

IN WITNESS WHEREOF, the undersigned has subscribed his or her name this 12th day of June, 2012.

/s/ Colette Bull
Colette Bull

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 73 to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of West Conshohocken and State of Pennsylvania on the 5th day of June, 2015.

HC Capital Trust

*
Robert J. Zion
President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

*	Trustee	June 5, 2015
Robert J. Zion

*	Trustee	June 5, 2015
Jarrett Burt Kling

*	Trustee	June 5, 2015
Harvey Magarick

*	Trustee	June 5, 2015
R. Richard Williams

*	Trustee	June 5, 2015
Richard W. Wortham, III

*By:	/s/ Colette Bergman
Colette Bergman
As Attorney-in-fact and Treasurer
June 5, 2015

Exhibit List

Item 28

None